UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-21977

          Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable

Invesco Semi-Annual Report to Shareholders

April 30, 2021

PBTP  Invesco PureBetaSM 0-5 Yr US TIPS ETF

PBDM Invesco PureBetaSM FTSE Developed ex-North America ETF

PBEE  Invesco PureBetaSM FTSE Emerging Markets ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.89%
U.S. Treasury Inflation — Indexed Notes-99.89%(a)
0.63%, 07/15/2021	$1,001,252	$1,013,866
0.13%, 01/15/2022	1,148,115	1,171,251
0.13%, 04/15/2022	1,150,164	1,179,729
0.13%, 07/15/2022	1,123,133	1,166,182
0.13%, 01/15/2023	1,118,390	1,171,868
0.63%, 04/15/2023	1,192,287	1,268,219
0.38%, 07/15/2023	1,109,837	1,188,888
0.63%, 01/15/2024	1,105,803	1,201,505
0.50%, 04/15/2024	804,030	874,610
0.13%, 07/15/2024	1,087,742	1,182,325
0.13%, 10/15/2024	864,193	940,813
0.25% - 2.38%, 01/15/2025	2,025,326	2,292,543
0.13%, 04/15/2025	866,531	944,579
0.38%, 07/15/2025	1,089,126	1,208,135
0.13%, 10/15/2025	832,215	914,015
0.63% - 2.00%, 01/15/2026	1,759,372	2,017,691
0.13%, 04/15/2026	515,496	565,119

Total U.S. Treasury Securities (Cost $19,711,609)		20,301,338

	Shares	Value
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $21,395)	21,395	$21,395

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $19,733,004)		20,322,733
OTHER ASSETS LESS LIABILITIES-(0.00)%		(64)

NET ASSETS-100.00%		$20,322,669

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2J.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,806	$231,751	$(223,162)	$-	$-	$21,395	$2

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

Duration Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Maturing in 0-5 Years	99.89
Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Australia-7.87%
Adbri Ltd.	210	$522
Afterpay Ltd.(a)	100	9,088
AGL Energy Ltd.	290	2,000
ALS Ltd.	222	1,807
Altium Ltd.	51	1,168
Alumina Ltd.	1,156	1,545
AMP Ltd.	1,587	1,367
Ampol Ltd.	114	2,253
Ansell Ltd.	60	1,959
APA Group	545	4,223
Appen Ltd.	51	617
Aristocrat Leisure Ltd.	296	8,499
ASX Ltd.	90	5,074
Atlas Arteria Ltd.	437	2,039
Aurizon Holdings Ltd.	850	2,462
AusNet Services	844	1,235
Australia & New Zealand Banking Group Ltd.	1,311	29,105
Bank of Queensland Ltd.(b)	210	1,463
Beach Energy Ltd.	817	805
Bendigo & Adelaide Bank Ltd.	243	1,939
BHP Group Ltd.	1,344	49,521
BHP Group PLC	946	28,612
BlueScope Steel Ltd.	231	3,858
Boral Ltd.(a)	563	2,696
Brambles Ltd.	701	5,631
carsales.com Ltd.	99	1,521
Challenger Ltd.	266	1,050
Charter Hall Group	213	2,303
CIMIC Group Ltd.(a)(b)	45	674
Cleanaway Waste Management Ltd.	626	1,378
Cochlear Ltd.	30	5,156
Coles Group Ltd.	587	7,400
Commonwealth Bank of Australia	808	55,573
Computershare Ltd.	222	2,421
Crown Resorts Ltd.(a)	162	1,529
CSL Ltd.	207	43,358
CSR Ltd.	222	1,024
Deterra Royalties Ltd.	192	648
Dexus	506	3,975
Domain Holdings Australia Ltd.(a)	105	412
Domino’s Pizza Enterprises Ltd.	27	2,224
Downer EDI Ltd.	275	1,196
Evolution Mining Ltd.	737	2,636
Flight Centre Travel Group Ltd.(a)(b)	66	854
Fortescue Metals Group Ltd.	734	12,808
Glencore PLC(a)	4,909	20,064
Goodman Group	829	12,109
GPT Group (The)	901	3,215
Harvey Norman Holdings Ltd.	275	1,119
IDP Education Ltd.	63	1,106
IGO Ltd.	283	1,637
Iluka Resources Ltd.	192	1,148
Incitec Pivot Ltd.(a)	883	1,808
Insurance Australia Group Ltd.	1,069	4,046
IOOF Holdings Ltd.	159	448
JB Hi-Fi Ltd.	51	1,823
Lendlease Corp. Ltd.	305	2,994

	Shares	Value
Australia-(continued)
Macquarie Group Ltd.	147	$18,224
Magellan Financial Group Ltd.	63	2,360
Medibank Pvt Ltd.	1,275	3,033
Metcash Ltd.	470	1,289
Mineral Resources Ltd.	63	2,324
Mirvac Group	1,817	3,776
National Australia Bank Ltd.	1,494	30,767
Newcrest Mining Ltd.	374	7,662
NEXTDC Ltd.(a)	207	1,853
Northern Star Resources Ltd.	522	4,238
Nufarm Ltd.(a)	147	594
Oil Search Ltd.	958	2,812
Orica Ltd.	186	1,948
Origin Energy Ltd.	814	2,616
Orora Ltd.	446	1,096
OZ Minerals Ltd.	147	2,718
Perpetual Ltd.	21	562
Platinum Asset Management Ltd.	138	503
Qantas Airways Ltd.(a)	269	1,029
QBE Insurance Group Ltd.	671	5,111
Qube Holdings Ltd.	671	1,560
Ramsay Health Care Ltd.	80	4,160
REA Group Ltd.(b)	24	2,936
Reece Ltd.	121	1,895
Rio Tinto Ltd.	171	16,003
Rio Tinto PLC	494	41,558
Santos Ltd.	820	4,421
Scentre Group	2,398	5,038
SEEK Ltd.(a)	159	3,804
Seven Group Holdings Ltd.(b)	60	998
Shopping Centres Australasia Property Group	488	939
Sonic Healthcare Ltd.	219	6,070
South32 Ltd.	2,240	4,983
Star Entertainment Group Ltd. (The)(a)	383	1,177
Stockland	1,102	3,984
Suncorp Group Ltd.	581	4,717
Sydney Airport(a)	512	2,448
Tabcorp Holdings Ltd.	880	3,378
Telstra Corp. Ltd.	1,925	5,041
TPG Telecom Ltd.	168	715
Transurban Group	1,266	13,857
Treasury Wine Estates Ltd.	335	2,598
Vicinity Centres	1,734	2,123
Vocus Group Ltd.(a)	275	1,162
Washington H Soul Pattinson & Co. Ltd.	42	982
Wesfarmers Ltd.	524	21,902
Westpac Banking Corp.	1,668	32,185
Whitehaven Coal Ltd.(a)	398	394
WiseTech Global Ltd.	39	947
Woodside Petroleum Ltd.	440	7,770
Woolworths Group Ltd.	584	17,729
Worley Ltd.	147	1,233

		682,367

Austria-0.21%
ams AG(a)	115	1,996
ANDRITZ AG	33	1,796
Erste Group Bank AG(a)	132	4,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Austria-(continued)
OMV AG	66	$3,258
Raiffeisen Bank International AG	60	1,314
Telekom Austria AG	63	516
Verbund AG(b)	30	2,466
voestalpine AG	54	2,347

		18,396

Belgium-0.87%
Ackermans & van Haaren N.V.	9	1,441
Ageas S.A./N.V.	84	5,092
Anheuser-Busch InBev S.A./N.V.(b)	383	27,124
Elia Group S.A./N.V	15	1,625
Etablissements Franz Colruyt N.V.	24	1,425
Galapagos N.V.(a)(b)	21	1,640
Groupe Bruxelles Lambert S.A.	48	5,257
KBC Group N.V.(a)	126	9,802
Proximus SADP(b)	63	1,345
Sofina S.A.	6	2,284
Solvay S.A., Class A	33	4,203
Telenet Group Holding N.V.	21	901
UCB S.A.	54	5,009
Umicore S.A	93	5,660
Warehouses De Pauw C.V.A.	63	2,224

		75,032

Brazil-0.05%
Yara International ASA	78	4,081

Cambodia-0.01%
NagaCorp Ltd.	692	741

Chile-0.05%
Antofagasta PLC	158	4,081

China-0.47%
AAC Technologies Holdings, Inc.	332	1,849
BOC Hong Kong Holdings Ltd.	1,713	6,043
Budweiser Brewing Co. APAC Ltd.(c)	698	2,206
China Travel International Investment Hong Kong Ltd.(a)	1,198	208
Chow Tai Fook Jewellery Group Ltd.	709	1,145
ESR Cayman Ltd.(a)(c)	802	2,742
FIH Mobile Ltd.(a)	1,371	194
Kerry Logistics Network Ltd.	263	791
Lee & Man Paper Manufacturing Ltd.	1,000	872
Lenovo Group Ltd.	3,428	4,714
MicroPort Scientific Corp.	219	1,582
Minth Group Ltd.	329	1,336
MMG Ltd.(a)	1,057	689
Nexteer Automotive Group Ltd.	389	436
Shangri-La Asia Ltd.(a)	527	502
Shui On Land Ltd.	1,644	271
SITC International Holdings Co. Ltd.	545	2,081
Sun Art Retail Group Ltd.	548	505
Tingyi Cayman Islands Holding Corp.	889	1,600
Towngas China Co. Ltd.(a)	488	241
Uni-President China Holdings Ltd.	548	667
Want Want China Holdings Ltd.	2,632	1,908
Wharf Holdings Ltd. (The)	413	1,255
Wilmar International Ltd.	928	3,641
Xinyi Glass Holdings Ltd.	955	3,387

		40,865

	Shares	Value
Denmark-2.17%
Ambu A/S, Class B	78	$4,376
AP Moller - Maersk A/S, Class A	2	4,711
AP Moller - Maersk A/S, Class B	3	7,464
Carlsberg A/S, Class B	45	7,907
Chr. Hansen Holding A/S(a)	48	4,418
Coloplast A/S, Class B	60	9,941
Danske Bank A/S	305	5,828
Demant A/S(a)	48	2,410
DSV Panalpina A/S	90	20,097
Genmab A/S(a)	27	9,921
GN Store Nord A/S	60	5,423
H Lundbeck A/S	27	834
Novo Nordisk A/S, Class B	735	53,903
Novozymes A/S, Class B(b)	93	6,628
Orsted A/S(c)	87	12,706
Pandora A/S	45	5,114
Rockwool International A/S, Class B	3	1,349
SimCorp A/S	18	2,382
Tryg A/S	141	3,231
Vestas Wind Systems A/S	470	19,644

		188,287

Finland-1.23%
Elisa OYJ	66	3,749
Fortum OYJ(b)	198	5,208
Huhtamaki OYJ	42	1,995
Kesko OYJ, Class B	123	3,752
Kojamo OYJ	90	1,954
Kone OYJ, Class B	180	14,158
Metso Outotec OYJ	278	3,127
Neste OYJ	192	11,649
Nokia OYJ(a)	2,593	12,306
Nokian Renkaat OYJ	63	2,350
Nordea Bank Abp	1,516	15,720
Orion OYJ, Class B	48	2,128
Sampo OYJ, Class A	234	11,130
Stora Enso OYJ, Class R	266	5,101
UPM-Kymmene OYJ	246	9,639
Wartsila OYJ Abp	225	2,908

		106,874

France-9.63%
Accor S.A.(a)	87	3,505
Adevinta ASA, Class B(a)	105	1,927
Aeroports de Paris(a)(b)	12	1,541
Air Liquide S.A.(b)	213	35,928
Airbus SE(a)	257	30,919
ALD S.A.(c)	36	567
Alstom S.A.(a)	117	6,400
Amundi S.A.(a)(c)	27	2,408
Arkema S.A.	30	3,756
Atos SE(a)	42	2,863
AXA S.A	889	25,176
BioMerieux	21	2,501
BNP Paribas S.A.(a)	500	32,135
Bollore S.A	455	2,300
Bouygues S.A.(b)	99	4,247
Bureau Veritas S.A.(a)	126	3,772
Capgemini SE	72	13,209
Carrefour S.A.	266	5,157
Casino Guichard Perrachon S.A.(a)	24	839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
France-(continued)
Cie de Saint-Gobain(a)	222	$14,030
Cie Generale des Etablissements Michelin S.C.A.	81	11,735
Cie Plastic Omnium S.A.	27	909
CNP Assurances(b)	69	1,210
Covivio	21	1,876
Credit Agricole S.A.(a)	533	8,259
Danone S.A.	278	19,621
Dassault Aviation S.A.(a)	1	1,091
Dassault Systemes SE	60	13,936
Edenred	111	6,300
Eiffage S.A.(a)	36	3,949
Electricite de France S.A.(a)	237	3,458
ENGIE S.A.(a)	766	11,407
EssilorLuxottica S.A.	135	22,492
Eurazeo SE	21	1,752
Faurecia SE(a)	49	2,648
Gecina S.A.	24	3,515
Getlink SE(a)	210	3,345
Hermes International	14	17,595
ICADE	15	1,168
Iliad S.A.	6	1,091
Imerys S.A	18	937
Ipsen S.A.	15	1,453
JCDecaux S.A.(a)	33	841
Kering S.A.	34	27,279
Klepierre S.A.(b)	87	2,310
La Francaise des Jeux SAEM(c)	39	2,001
Legrand S.A	123	11,993
L’Oreal S.A	109	44,829
LVMH Moet Hennessy Louis Vuitton SE	114	85,935
Natixis S.A.(a)	389	1,903
Neoen S.A.(a)(b)(c)	13	596
Orange S.A.	883	11,002
Orpea S.A.(a)	21	2,706
Pernod Ricard S.A	96	19,727
Publicis Groupe S.A	99	6,419
Remy Cointreau S.A	12	2,401
Renault S.A.(a)	84	3,390
Rexel S.A.(a)	138	2,719
Rubis S.C.A.	42	1,974
Safran S.A.(a)	147	21,975
Sanofi(b)	500	52,528
Sartorius Stedim Biotech	10	4,599
Schneider Electric SE	240	38,431
SCOR SE(a)	72	2,332
SEB S.A.	13	2,371
Societe Generale S.A.(a)	359	10,229
Sodexo S.A.(a)	39	3,901
SOITEC(a)	10	2,024
Suez S.A	171	4,088
Technip Energies N.V.(a)	42	599
Teleperformance	27	10,437
Thales S.A.	45	4,593
TOTAL SE(b)	1,117	49,517
Ubisoft Entertainment S.A.(a)	42	3,158
Unibail-Rodamco-Westfield(a)(b)	63	5,202
Valeo S.A	111	3,600
Veolia Environnement S.A	231	7,366
Vinci S.A	203	22,336
Vivendi SE	348	12,149

	Shares	Value
France-(continued)
Wendel SE	12	$1,599
Worldline S.A.(a)(c)	108	10,613

		834,599

Germany-8.49%
1&1 Drillisch AG	21	632
adidas AG(a)	87	26,900
Allianz SE	189	49,235
Aroundtown S.A.	557	4,294
BASF SE	422	34,077
Bayer AG	445	28,831
Bayerische Motoren Werke AG	147	14,758
Bayerische Motoren Werke AG, Preference Shares	27	2,217
Bechtle AG	12	2,446
Beiersdorf AG	45	5,087
Brenntag SE	72	6,473
Carl Zeiss Meditec AG, BR	18	3,176
Commerzbank AG(a)	482	3,186
Continental AG(a)	51	6,915
Covestro AG(c)	78	5,110
CTS Eventim AG & Co. KGaA(a)	27	1,868
Daimler AG	366	32,626
Deutsche Bank AG(a)	946	13,217
Deutsche Boerse AG	84	14,490
Deutsche Lufthansa AG(a)(b)	111	1,435
Deutsche Post AG	452	26,637
Deutsche Telekom AG	1,491	28,718
Deutsche Wohnen SE	159	8,613
DWS Group GmbH & Co. KGaA(c)	15	657
E.ON SE	1,000	12,069
Evonik Industries AG	87	3,050
Evotec SE(a)	67	2,793
Fielmann AG(a)	12	914
Fraport AG Frankfurt Airport Services Worldwide(a)	15	997
Fresenius Medical Care AG & Co. KGaA	93	7,407
Fresenius SE & Co. KGaA	186	9,153
FUCHS PETROLUB SE	15	651
FUCHS PETROLUB SE, Preference Shares	33	1,761
GEA Group AG	75	3,296
Hannover Rueck SE	27	4,999
HeidelbergCement AG	69	6,331
Hella GmbH & Co. KGaA(a)	21	1,260
HelloFresh SE(a)	63	5,233
Henkel AG & Co. KGaA	45	4,480
Henkel AG & Co. KGaA, Preference Shares	81	9,318
HOCHTIEF AG(b)	9	845
Infineon Technologies AG	602	24,324
Just Eat Takeaway.com N.V.(a)(b)(c)	54	5,604
KION Group AG	33	3,295
Knorr-Bremse AG	30	3,684
LANXESS AG	39	2,874
LEG Immobilien SE	33	4,596
Merck KGaA	60	10,556
METRO AG	78	854
MTU Aero Engines AG	24	6,064
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63	18,251
Nemetschek SE	24	1,791
OSRAM Licht AG(a)	12	752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Germany-(continued)
Porsche Automobil Holding SE, Preference Shares	72	$7,591
ProSiebenSat.1 Media SE(a)	72	1,564
Puma SE(a)	39	4,118
Rational AG	2	1,670
Rheinmetall AG	21	2,192
RWE AG	293	11,125
SAP SE	515	72,386
Sartorius AG, Preference Shares	15	8,472
Scout24 AG(b)(c)	48	3,995
Siemens AG	342	57,152
Siemens Energy AG(a)	174	5,823
Siemens Healthineers AG(c)	103	5,887
Symrise AG	57	7,369
Talanx AG	18	760
TeamViewer AG(a)(c)	57	2,715
Telefonica Deutschland Holding AG	308	897
thyssenkrupp AG(a)	213	2,851
Traton SE	24	686
TUI AG(a)(b)	331	1,974
Uniper SE	51	1,863
United Internet AG	48	2,023
Varta AG(a)	6	877
Volkswagen AG	15	4,771
Volkswagen AG, Preference Shares	84	21,913
Vonovia SE	263	17,299
Wacker Chemie AG	6	907
Zalando SE(a)(c)	75	7,813

		735,493

Hong Kong-2.71%
AIA Group Ltd.	5,504	70,086
ASM Pacific Technology Ltd.	141	2,139
Bank of East Asia Ltd. (The)	566	1,189
Brightoil Petroleum Holdings Ltd.(a)(d)	462	0
Cafe de Coral Holdings Ltd.	159	345
Cathay Pacific Airways Ltd.(a)	377	333
Champion REIT	931	542
CK Asset Holdings Ltd.	1,081	6,785
CK Hutchison Holdings Ltd.	1,237	10,145
CK Infrastructure Holdings Ltd.	296	1,814
CLP Holdings Ltd.	763	7,530
Dah Sing Banking Group Ltd.	174	191
Dah Sing Financial Holdings Ltd.	69	223
Dairy Farm International Holdings Ltd.	141	615
Guotai Junan International Holdings Ltd.	1,111	202
Haitong International Securities Group Ltd.	1,069	337
Hang Lung Group Ltd.	416	1,095
Hang Lung Properties Ltd.	967	2,639
Hang Seng Bank Ltd.	332	6,519
Henderson Land Development Co. Ltd.	617	2,745
Hong Kong & China Gas Co. Ltd. (The)	4,784	7,675
Hong Kong Exchanges & Clearing Ltd.	584	35,340
Hongkong Land Holdings Ltd.	557	2,757
Huabao International Holdings Ltd.(b)	425	450
Hutchison Port Holdings Trust, Class U	2,316	579
Hutchison Telecommunications Hong Kong Holdings Ltd.	614	119
Hysan Development Co. Ltd.	296	1,115
Jardine Matheson Holdings Ltd	99	6,657
Johnson Electric Holdings Ltd., H Shares	162	432

	Shares	Value
Hong Kong-(continued)
JS Global Lifestyle Co. Ltd.(a)(c)	500	$1,510
Kerry Properties Ltd.	284	958
Lifestyle International Holdings Ltd.(a)	213	173
Link REIT	958	9,060
Man Wah Holdings Ltd.	501	1,054
Mapletree North Asia Commercial Trust(c)	958	785
Melco International Development Ltd.	380	758
MTR Corp. Ltd.	668	3,724
New World Development Co. Ltd.	656	3,471
NWS Holdings Ltd.	665	735
PCCW Ltd.	1,985	1,150
Power Assets Holdings Ltd.	623	3,830
Shun Tak Holdings Ltd.	883	283
Sino Land Co. Ltd.	1,416	2,104
Sun Hung Kai Properties Ltd.	656	9,907
Swire Pacific Ltd., Class A	240	1,942
Swire Pacific Ltd., Class B	440	558
Swire Properties Ltd.	503	1,502
Techtronic Industries Co. Ltd.	596	10,866
United Energy Group Ltd.(a)	3,446	683
Vinda International Holdings Ltd.	117	417
Vitasoy International Holdings Ltd.	362	1,401
VTech Holdings Ltd.	75	688
WH Group Ltd.(c)	4,000	3,497
Wharf Real Estate Investment Co. Ltd.	470	2,705
Yue Yuen Industrial Holdings Ltd.	344	864

		235,223

Indonesia-0.01%
First Pacific Co. Ltd.	1,111	380
Golden Agri-Resources Ltd.	2,845	535

		915

Ireland-0.64%
AIB Group PLC(a)(b)	357	1,046
CRH PLC	357	16,939
Flutter Entertainment PLC(a)	75	15,410
Glanbia PLC(b)	89	1,311
Kerry Group PLC, Class A	70	9,084
Kingspan Group PLC	69	6,152
Smurfit Kappa Group PLC	111	5,708

		55,650

Israel-0.51%
Airport City Ltd.(a)	33	549
Alony Hetz Properties & Investments Ltd.	48	693
Amot Investments Ltd.	63	413
Ashtrom Group Ltd.	17	367
Azrieli Group Ltd.	18	1,268
Bank Hapoalim BM(a)	503	4,017
Bank Leumi Le-Israel BM(a)	668	4,712
Bayside Land Corp. Ltd.	44	404
Bezeq The Israeli Telecommunication Corp. Ltd.(a) .	943	1,028
Big Shopping Centers Ltd.(a)	4	484
Elbit Systems Ltd.	11	1,516
Electra Ltd.	1	556
Energix-Renewable Energies Ltd.	84	331
Enlight Renewable Energy Ltd.(a)(b)	245	514
Fattal Holdings 1998 Ltd.(a)	2	209
First International Bank of Israel Ltd.(a)	24	735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Israel-(continued)
Gazit-Globe Ltd., (Acquired 09/19/2017 -12/07/2020; Cost $290)(e)	39	$255
Harel Insurance Investments & Financial Services Ltd.	51	536
ICL Group Ltd.	320	2,057
Israel Discount Bank Ltd., Class A(a)	539	2,440
Maytronics Ltd.	20	409
Melisron Ltd.	9	546
Mivne Real Estate KD Ltd.	311	856
Mizrahi Tefahot Bank Ltd.(a)	60	1,693
Nice Ltd.(a)	28	6,775
Nova Measuring Instruments Ltd.(a)	13	1,273
OPC Energy Ltd.(a)	33	331
Paz Oil Co. Ltd.	4	442
Phoenix Holdings Ltd. (The)	57	508
Sapiens International Corp. N.V.	12	400
Shapir Engineering and Industry Ltd.	51	367
Shikun & Binui Ltd.(a)	94	637
Shufersal Ltd.	51	414
Strauss Group Ltd.	18	527
Teva Pharmaceutical Industries Ltd.(a)	455	4,749
Tower Semiconductor Ltd.(a)	48	1,404

		44,415

Italy-1.92%
A2A S.p.A.	713	1,396
Amplifon S.p.A.(a)	57	2,411
Assicurazioni Generali S.p.A.(a)	584	11,730
Atlantia S.p.A.(a)	225	4,395
Banca Mediolanum S.p.A.(a)	117	1,095
Buzzi Unicem S.p.A	45	1,203
Davide Campari-Milano N.V.	198	2,339
DiaSorin S.p.A.(b)	9	1,530
Enel S.p.A	3,533	35,160
Eni S.p.A	1,126	13,460
Ferrari N.V.	57	12,224
FinecoBank Banca Fineco S.p.A.(a)	281	4,844
Hera S.p.A.	356	1,434
Infrastrutture Wireless Italiane S.p.A.(c)	129	1,506
Intesa Sanpaolo S.p.A.(a)	7,186	20,078
Italgas S.p.A	225	1,469
Leonardo S.p.A	180	1,472
Mediobanca Banca di Credito Finanziario S.p.A.(a)	277	3,135
Moncler S.p.A.(a)	87	5,343
Nexi S.p.A.(a)(c)	183	3,512
Pirelli & C S.p.A.(a)(c)	180	1,013
Poste Italiane S.p.A.(c)	210	2,755
PRADA S.p.A.(a)	243	1,513
Prysmian S.p.A.	111	3,481
Recordati Industria Chimica e Farmaceutica S.p.A. .	45	2,483
Snam S.p.A.	1,009	5,684
Telecom Italia S.p.A.	4,919	2,702
Telecom Italia S.p.A., RSP	2,790	1,639
Terna Rete Elettrica Nazionale S.p.A.	641	4,730
UniCredit S.p.A.(b)	988	10,183
UnipolSai Assicurazioni S.p.A.	228	710

		166,629

Japan-23.28%
ABC-Mart, Inc.	12	642
Acom Co. Ltd	180	772

	Shares	Value
Japan-(continued)
Advantest Corp.	93	$8,832
Aeon Co. Ltd.	332	9,059
AEON Financial Service Co. Ltd.	54	613
Aeon Mall Co. Ltd.	57	904
AGC, Inc.	84	3,827
Aica Kogyo Co. Ltd.	24	852
Ain Holdings, Inc.	12	666
Air Water, Inc.(b)	72	1,192
Aisin Corp.	84	3,235
Ajinomoto Co., Inc.	228	4,561
Alfresa Holdings Corp.	84	1,504
Alps Alpine Co. Ltd.	90	1,090
Amada Co. Ltd.	156	1,688
Amano Corp.	30	815
ANA Holdings, Inc.(a)	54	1,238
Anritsu Corp.(b)	63	1,227
Aozora Bank Ltd.	54	1,161
Ariake Japan Co. Ltd.	9	521
As One Corp.	6	749
Asahi Group Holdings Ltd.	180	7,517
Asahi Intecc Co. Ltd.	87	2,342
Asahi Kasei Corp.	575	6,057
Asics Corp.	84	1,333
ASKUL Corp.	9	329
Astellas Pharma, Inc.	874	13,117
Azbil Corp..	60	2,426
Bandai Namco Holdings, Inc.	90	6,608
Bank of Kyoto Ltd. (The)(b)	33	1,769
Benefit One, Inc.	30	753
Benesse Holdings, Inc.	33	728
Bic Camera, Inc.	72	743
Bridgestone Corp.	272	10,892
Brother Industries Ltd.	111	2,347
Calbee, Inc.	36	863
Canon Marketing Japan, Inc.	21	507
Canon, Inc.	467	11,121
Capcom Co. Ltd.	84	2,728
Casio Computer Co. Ltd.	102	1,802
Central Japan Railway Co.	84	12,284
Chiba Bank Ltd. (The)	314	1,959
Chubu Electric Power Co., Inc.	335	4,047
Chugai Pharmaceutical Co. Ltd.	299	11,218
Chugoku Bank Ltd. (The)	81	640
Chugoku Electric Power Co., Inc. (The)	138	1,540
Coca-Cola Bottlers Japan Holdings, Inc.(b)	69	1,102
COMSYS Holdings Corp.	54	1,675
Concordia Financial Group Ltd.	515	1,932
Cosmo Energy Holdings Co. Ltd.	30	645
Cosmos Pharmaceutical Corp.	6	861
Credit Saison Co. Ltd.	75	861
CyberAgent, Inc.	180	3,702
Dai Nippon Printing Co. Ltd.	141	2,801
Daicel Corp.	141	1,090
Daido Steel Co. Ltd.	18	853
Daifuku Co. Ltd.	45	4,454
Dai-ichi Life Holdings, Inc.	506	9,099
Daiichi Sankyo Co. Ltd.	886	22,591
Daiichikosho Co. Ltd.	21	782
Daikin Industries Ltd.	123	24,678
Daito Trust Construction Co. Ltd.	30	3,189

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Daiwa House Industry Co. Ltd.	305	$9,027
Daiwa Securities Group, Inc.	725	3,861
DeNA Co. Ltd.(a)	51	1,042
Denka Co. Ltd.	42	1,646
Denso Corp.	210	13,562
Dentsu Group, Inc.(b)	105	3,228
DIC Corp.	39	997
Disco Corp.	12	3,886
DMG Mori Co. Ltd.	48	774
Dowa Holdings Co. Ltd.	21	876
East Japan Railway Co.	168	11,495
Ebara Corp.	48	2,051
Eisai Co. Ltd.	123	8,022
Elecom Co. Ltd.	20	421
Electric Power Development Co. Ltd.	78	1,246
ENEOS Holdings, Inc.	1,305	5,626
Ezaki Glico Co. Ltd.	24	897
Fancl Corp.	30	980
FANUC Corp.	90	20,729
Fast Retailing Co. Ltd.	24	19,698
Food & Life Cos. Ltd.	48	2,145
FP Corp.	24	932
Fuji Electric Co. Ltd.	54	2,458
Fuji Media Holdings, Inc.	21	254
Fuji Oil Holdings, Inc.	21	541
FUJIFILM Holdings Corp.	171	11,087
Fujitsu General Ltd.	27	716
Fujitsu Ltd.	90	14,331
Fukuoka Financial Group, Inc.	69	1,174
Fukuyama Transporting Co. Ltd.	15	574
Furukawa Electric Co. Ltd.	30	797
Fuyo General Lease Co. Ltd.	9	599
GLP J-REIT	1	1,676
GMO internet, Inc.	27	804
GMO Payment Gateway, Inc.	18	2,297
GOLDWIN, Inc.	18	1,075
GS Yuasa Corp.	36	973
GungHo Online Entertainment, Inc.	15	286
Gunma Bank Ltd. (The)	204	666
H.U. Group Holdings, Inc.	24	785
Hachijuni Bank Ltd. (The)	195	665
Hakuhodo DY Holdings, Inc.	114	1,920
Hamamatsu Photonics KK	63	3,654
Hankyu Hanshin Holdings, Inc.	102	3,210
Haseko Corp.	132	1,769
Heiwa Corp.	24	406
Hikari Tsushin, Inc.	9	1,810
Hino Motors Ltd.	126	1,055
Hirogin Holdings, Inc.	138	761
Hirose Electric Co. Ltd.	15	2,389
Hisamitsu Pharmaceutical Co., Inc.	33	1,920
Hitachi Construction Machinery Co. Ltd.	51	1,565
Hitachi Ltd.	428	21,070
Hitachi Metals Ltd.(a)	93	1,804
Hitachi Transport System Ltd.	21	652
Hokuriku Electric Power Co.	81	491
Honda Motor Co. Ltd.	774	22,886
Horiba Ltd.	18	1,171
Hoshizaki Corp.	24	2,130
House Foods Group, Inc.	36	1,118

	Shares	Value
Japan-(continued)
Hoya Corp.	171	$19,454
Hulic Co. Ltd.	168	1,912
Ibiden Co. Ltd.	51	2,417
Ichigo, Inc.	96	299
Idemitsu Kosan Co. Ltd.	111	2,658
IHI Corp.(a)	63	1,266
Iida Group Holdings Co. Ltd.	66	1,608
Industrial & Infrastructure Fund Investment Corp.	1	1,812
INPEX Corp.	437	2,982
Isetan Mitsukoshi Holdings Ltd.	171	1,192
Isuzu Motors Ltd.	237	2,398
Ito En Ltd.	27	1,494
ITOCHU Corp.	619	19,300
Itochu Techno-Solutions Corp.	48	1,664
Itoham Yonekyu Holdings, Inc.	63	405
Iwatani Corp.	22	1,379
Iyo Bank Ltd. (The)	129	710
Izumi Co. Ltd.	18	716
J Front Retailing Co. Ltd.	117	1,113
Japan Airlines Co. Ltd.(a)	57	1,210
Japan Airport Terminal Co. Ltd.	21	943
Japan Aviation Electronics Industry Ltd.	21	375
Japan Exchange Group, Inc.	257	6,023
Japan Metropolitan Fund Investment Corp.	2	1,971
Japan Post Bank Co. Ltd.	195	1,782
Japan Post Holdings Co. Ltd.(a)	611	5,129
Japan Post Insurance Co. Ltd.	90	1,734
Japan Tobacco, Inc.	548	10,248
JCR Pharmaceuticals Co. Ltd.	24	653
JFE Holdings, Inc.	246	3,236
JGC Holdings Corp.	102	1,164
JSR Corp.	90	2,771
JTEKT Corp.	108	972
Justsystems Corp.	15	870
Kagome Co. Ltd.	36	1,033
Kajima Corp.	216	2,984
Kakaku.com, Inc.	63	1,712
Kaken Pharmaceutical Co. Ltd.	15	618
Kamigumi Co. Ltd.	48	933
Kandenko Co. Ltd.	48	410
Kaneka Corp.	27	1,051
Kansai Electric Power Co., Inc. (The)	347	3,435
Kansai Paint Co. Ltd.	93	2,342
Kao Corp.	219	14,039
Kawasaki Heavy Industries Ltd.(a)	69	1,649
KDDI Corp.	784	23,713
Keihan Holdings Co. Ltd.	45	1,641
Keikyu Corp.	117	1,496
Keio Corp.	54	3,508
Keisei Electric Railway Co. Ltd.	66	2,059
Kewpie Corp.	54	1,277
Keyence Corp.	81	38,920
Kikkoman Corp.(b)	84	5,157
Kinden Corp.	63	1,071
Kintetsu Group Holdings Co. Ltd.(a)	84	3,009
Kirin Holdings Co. Ltd.	371	6,960
Kobayashi Pharmaceutical Co. Ltd.	27	2,408
Kobe Bussan Co. Ltd.(b)	24	642
Kobe Steel Ltd	141	1,016
Koei Tecmo Holdings Co. Ltd.	35	1,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Koito Manufacturing Co. Ltd.	54	$3,364
KOKUYO Co. Ltd.	39	602
Komatsu Ltd.	422	12,374
Konami Holdings Corp.	45	2,684
Konica Minolta, Inc.	216	1,221
Kose Corp.	12	1,807
Kotobuki Spirits Co. Ltd.	9	538
K’s Holdings Corp.	78	1,065
Kubota Corp.	512	12,038
Kuraray Co. Ltd.	168	1,824
Kurita Water Industries Ltd.	51	2,352
Kusuri no Aoki Holdings Co. Ltd.	6	422
Kyocera Corp.	141	8,562
Kyoritsu Maintenance Co. Ltd.	12	381
Kyowa Exeo Corp.	42	1,117
Kyowa Kirin Co. Ltd.	120	3,645
Kyudenko Corp.	18	626
Kyushu Electric Power Co., Inc.	219	2,000
Kyushu Financial Group, Inc.	183	712
Kyushu Railway Co.	75	1,682
LaSalle Logiport REIT	1	1,624
Lasertec Corp.	36	6,370
Lawson, Inc.	21	941
Lintec Corp.	24	523
Lion Corp.	120	2,251
Lixil Corp.	123	3,332
M3, Inc.	192	13,309
Mabuchi Motor Co. Ltd.	24	961
Maeda Corp.	63	538
Maeda Road Construction Co. Ltd.	27	519
Makita Corp.	117	5,261
Mani, Inc.	27	636
Marubeni Corp.	746	6,201
Marui Group Co. Ltd.	99	1,853
Maruichi Steel Tube Ltd.	30	751
Matsui Securities Co. Ltd.	48	376
Matsumotokiyoshi Holdings Co. Ltd.	36	1,444
Mazda Motor Corp.(a)	272	2,105
Mebuki Financial Group, Inc.	485	1,056
Medipal Holdings Corp.	75	1,378
Megmilk Snow Brand Co. Ltd.	21	421
MEIJI Holdings Co. Ltd.	63	3,902
MINEBEA MITSUMI, Inc.	192	4,815
MISUMI Group, Inc.	132	3,719
Mitsubishi Chemical Holdings Corp.	587	4,369
Mitsubishi Corp.	551	15,224
Mitsubishi Electric Corp.	913	14,049
Mitsubishi Estate Co. Ltd.	545	8,952
Mitsubishi Gas Chemical Co., Inc.	90	2,081
Mitsubishi HC Capital, Inc., (Acquired 09/19/2017 - 03/30/2021; Cost $1,632)(e)	314	1,798
Mitsubishi Heavy Industries Ltd.	135	4,010
Mitsubishi Logistics Corp.	33	980
Mitsubishi Materials Corp.	60	1,347
Mitsubishi Motors Corp.(a)	299	810
Mitsubishi Shokuhin Co. Ltd.	6	162
Mitsubishi UFJ Financial Group, Inc.	5,669	29,977
Mitsui & Co. Ltd.	739	15,574
Mitsui Chemicals, Inc.	87	2,738
Mitsui Fudosan Co. Ltd	434	9,410

	Shares	Value
Japan-(continued)
Mitsui Mining & Smelting Co. Ltd.	27	$918
Mitsui OSK Lines Ltd.	51	2,048
Miura Co. Ltd.	48	2,516
Mizuho Financial Group, Inc.	1,171	16,445
Mochida Pharmaceutical Co. Ltd.	12	418
MonotaRO Co. Ltd.	108	2,757
Mori Hills REIT Investment Corp.	1	1,452
Morinaga & Co. Ltd.	18	599
Morinaga Milk Industry Co. Ltd.	18	985
MS&AD Insurance Group Holdings, Inc.	231	6,541
Murata Manufacturing Co. Ltd.	266	21,179
Nabtesco Corp.	54	2,428
Nagase & Co. Ltd.	51	768
Nagoya Railroad Co. Ltd.(a)	87	1,995
Nankai Electric Railway Co. Ltd.	51	1,125
NEC Corp.	120	6,982
NEC Networks & System Integration Corp.	33	568
NET One Systems Co. Ltd.	39	1,281
Nexon Co. Ltd.	192	6,367
NGK Insulators Ltd.	126	2,295
NGK Spark Plug Co. Ltd.	90	1,502
NH Foods Ltd.	48	2,141
NHK Spring Co. Ltd.	78	577
Nichirei Corp.	51	1,289
Nidec Corp.	216	25,008
Nifco, Inc.	42	1,433
Nihon Kohden Corp.	36	1,089
Nihon M&A Center, Inc.	120	3,144
Nihon Unisys Ltd.	30	951
Nikon Corp.	165	1,552
Nintendo Co. Ltd.	48	27,530
Nippo Corp.	24	628
Nippon Electric Glass Co. Ltd.	39	988
Nippon Express Co. Ltd.	33	2,521
Nippon Kayaku Co. Ltd.	81	750
Nippon Paint Holdings Co. Ltd.(b)	360	5,144
Nippon Paper Industries Co. Ltd.	45	552
Nippon Prologis REIT, Inc.	1	3,211
Nippon Sanso Holdings Corp.	69	1,297
Nippon Shinyaku Co. Ltd.	24	1,616
Nippon Shokubai Co. Ltd.	15	788
Nippon Steel Corp.	383	6,682
Nippon Telegraph & Telephone Corp.	551	13,888
Nippon Television Holdings, Inc.	12	157
Nippon Yusen KK	75	2,944
Nipro Corp.	57	686
Nishi-Nippon Railroad Co. Ltd.	36	929
Nissan Chemical Corp.	63	3,239
Nissan Motor Co. Ltd.(a)	892	4,470
Nisshin Seifun Group, Inc.	123	1,983
Nissin Foods Holdings Co. Ltd.	33	2,340
Nitori Holdings Co. Ltd.	33	5,920
Nitto Denko Corp.	72	5,968
Noevir Holdings Co. Ltd.	6	264
NOF Corp.	33	1,745
NOK Corp.	54	693
Nomura Holdings, Inc.	1,371	7,361
Nomura Real Estate Holdings, Inc.	57	1,403
Nomura Real Estate Master Fund, Inc.	1	1,581
Nomura Research Institute Ltd.	120	3,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
NS Solutions Corp.	15	$454
NSK Ltd.	216	1,988
NTT Data Corp.	302	4,691
Obayashi Corp.	323	2,946
OBIC Business Consultants Co. Ltd.	6	352
Obic Co. Ltd.	30	5,799
Odakyu Electric Railway Co. Ltd.	144	3,893
Oji Holdings Corp.	419	2,641
OKUMA Corp.	15	808
Olympus Corp.	458	9,417
Omron Corp.	87	6,598
Ono Pharmaceutical Co. Ltd.	201	5,059
Open House Co. Ltd.	30	1,247
Oracle Corp. Japan	15	1,407
Orient Corp.	272	371
Oriental Land Co. Ltd.	87	12,317
ORIX Corp.	557	8,956
ORIX JREIT, Inc.	1	1,764
Osaka Gas Co. Ltd.	186	3,587
OSG Corp.	33	549
Otsuka Corp.	48	2,420
Otsuka Holdings Co. Ltd.	198	7,610
Paltac Corp.	15	781
Pan Pacific International Holdings Corp.	240	5,171
Panasonic Corp.	982	11,580
Park24 Co. Ltd.(a)	51	985
Penta-Ocean Construction Co. Ltd.	132	1,029
PeptiDream, Inc.(a)	39	1,672
Persol Holdings Co. Ltd.	81	1,489
Pigeon Corp.	51	1,729
Pola Orbis Holdings, Inc.	36	933
Rakuten Group, Inc.	383	4,867
Recruit Holdings Co. Ltd.	615	27,789
Relo Group, Inc.	48	988
Renesas Electronics Corp.(a)	332	3,873
Rengo Co. Ltd.	99	821
Resona Holdings, Inc.	1,138	4,675
Resorttrust, Inc.	30	478
Ricoh Co. Ltd.	326	3,466
Rinnai Corp.	18	1,808
Rohm Co. Ltd.	42	4,161
Rohto Pharmaceutical Co. Ltd.	45	1,154
Ryohin Keikaku Co. Ltd.	108	2,273
Sankyo Co. Ltd.	24	620
Sankyu, Inc.	24	1,023
Santen Pharmaceutical Co. Ltd.	171	2,190
Sanwa Holdings Corp.	93	1,199
Sapporo Holdings Ltd.	30	597
Sawai Group Holdings Co. Ltd.	18	866
SBI Holdings, Inc.	108	3,053
SCREEN Holdings Co. Ltd.	18	1,723
SCSK Corp.	21	1,218
Secom Co. Ltd.	90	7,473
Sega Sammy Holdings, Inc.	93	1,335
Seibu Holdings, Inc.(a)	102	1,097
Seiko Epson Corp.	132	2,244
Seino Holdings Co. Ltd.	69	948
Sekisui Chemical Co. Ltd.	171	2,976
Sekisui House Ltd.	269	5,436
Sekisui House Reit, Inc.	1	833

	Shares	Value
Japan-(continued)
Seven & i Holdings Co. Ltd.	359	$15,433
Seven Bank Ltd.	314	675
SG Holdings Co. Ltd.	198	4,500
Sharp Corp.	69	1,166
Shikoku Electric Power Co., Inc.	72	527
Shimadzu Corp.	123	4,304
Shimamura Co. Ltd.	9	891
Shimano, Inc.	36	8,245
Shimizu Corp.	272	2,227
Shin-Etsu Chemical Co. Ltd.	179	30,214
Shinsei Bank Ltd.(a)(b)	90	1,310
Shionogi & Co. Ltd.	129	6,783
Ship Healthcare Holdings, Inc.	36	943
Shiseido Co. Ltd.	180	13,056
Shizuoka Bank Ltd. (The)	251	1,922
SHO-BOND Holdings Co. Ltd.	24	1,001
Shochiku Co. Ltd.(a)	6	673
Showa Denko K.K.	69	2,089
SKY Perfect JSAT Holdings, Inc.	57	239
Skylark Holdings Co. Ltd.(a)	90	1,336
SMC Corp.	27	15,673
SMS Co. Ltd.	21	573
Softbank Corp.	1,237	15,951
SoftBank Group Corp.	634	57,336
Sohgo Security Services Co. Ltd.	30	1,315
Sojitz Corp.	499	1,488
Sompo Holdings, Inc.	159	5,906
Sony Group Corp.	566	56,442
Sotetsu Holdings, Inc.	36	731
Square Enix Holdings Co. Ltd.	36	2,002
Stanley Electric Co. Ltd.	69	1,976
Subaru Corp.	287	5,324
Sugi Holdings Co. Ltd.	15	1,153
SUMCO Corp.	102	2,643
Sumitomo Bakelite Co. Ltd.	15	607
Sumitomo Chemical Co. Ltd.	719	3,664
Sumitomo Corp.	518	7,052
Sumitomo Dainippon Pharma Co. Ltd.	78	1,352
Sumitomo Electric Industries Ltd.	359	5,340
Sumitomo Forestry Co. Ltd.	63	1,458
Sumitomo Heavy Industries Ltd.	54	1,564
Sumitomo Metal Mining Co. Ltd.	114	4,838
Sumitomo Mitsui Financial Group, Inc.	602	20,940
Sumitomo Mitsui Trust Holdings, Inc.	168	5,718
Sumitomo Realty & Development Co. Ltd.	186	6,192
Sumitomo Rubber Industries Ltd.	84	1,039
Sundrug Co. Ltd.	30	1,022
Suntory Beverage & Food Ltd.	60	2,026
Suzuken Co. Ltd.	36	1,296
Suzuki Motor Corp.	198	7,512
Sysmex Corp.	87	8,696
T&D Holdings, Inc.	254	3,112
Taiheiyo Cement Corp.	57	1,428
Taisei Corp.	93	3,429
Taisho Pharmaceutical Holdings Co. Ltd.	21	1,237
Taiyo Yuden Co. Ltd.	54	2,480
Takara Bio, Inc.	21	537
Takara Holdings, Inc.	84	1,083
Takashimaya Co. Ltd.	69	760
Takeda Pharmaceutical Co. Ltd.	701	23,312

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
TBS Holdings, Inc.	18	$350
TDK Corp.	57	7,744
TechnoPro Holdings, Inc.	18	1,322
Teijin Ltd.	84	1,382
Terumo Corp.	302	11,416
THK Co. Ltd.	54	1,840
TIS, Inc.	108	2,683
Tobu Railway Co. Ltd.	96	2,468
Toda Corp.	111	791
Toho Co. Ltd.	54	2,149
Toho Gas Co. Ltd.	42	2,332
Tohoku Electric Power Co., Inc.	225	1,982
Tokai Carbon Co. Ltd.	93	1,513
Tokai Rika Co. Ltd.	24	388
Tokio Marine Holdings, Inc.	308	14,737
Tokuyama Corp.	33	746
Tokyo Century Corp.	21	1,297
Tokyo Electric Power Co. Holdings, Inc.(a)	743	2,196
Tokyo Electron Ltd.	69	30,503
Tokyo Gas Co. Ltd.	198	4,009
Tokyo Ohka Kogyo Co. Ltd.	17	1,129
Tokyo Tatemono Co. Ltd.	99	1,461
Tokyu Corp.	234	3,008
Tokyu Fudosan Holdings Corp.	284	1,577
Toppan Printing Co. Ltd.	123	2,096
Toray Industries, Inc.	722	4,486
Toshiba Corp.	201	8,303
Toshiba TEC Corp.	12	479
Tosoh Corp.	135	2,394
TOTO Ltd.	69	3,579
Toyo Seikan Group Holdings Ltd.	75	877
Toyo Suisan Kaisha Ltd.	42	1,712
Toyo Tire Corp.	48	879
Toyoda Gosei Co. Ltd.	36	879
Toyota Boshoku Corp.	30	559
Toyota Industries Corp.	75	6,004
Toyota Motor Corp.	1,119	83,199
Toyota Tsusho Corp.	105	4,438
Trend Micro, Inc.	54	2,569
TS Tech Co. Ltd.	48	669
Tsumura & Co.	30	999
Tsuruha Holdings, Inc.	18	2,078
TV Asahi Holdings Corp.	9	165
Ube Industries Ltd.	51	1,031
Ulvac, Inc.	24	1,098
Unicharm Corp.	183	7,105
United Urban Investment Corp.	1	1,495
Ushio, Inc.	57	756
USS Co. Ltd.	102	1,849
Welcia Holdings Co. Ltd.	48	1,497
West Japan Railway Co.	84	4,636
Yakult Honsha Co. Ltd.	57	2,774
Yamada Holdings Co. Ltd.	350	1,742
Yamaguchi Financial Group, Inc.	108	637
Yamaha Corp.	72	3,919
Yamaha Motor Co. Ltd.	132	3,296
Yamato Holdings Co. Ltd.	168	4,742
Yamato Kogyo Co. Ltd.	18	542
Yamazaki Baking Co. Ltd.	60	950
Yaoko Co. Ltd.	9	574

	Shares	Value
Japan-(continued)
Yaskawa Electric Corp.	120	$5,533
Yokogawa Electric Corp.	114	2,069
Yokohama Rubber Co. Ltd. (The)	51	948
Z Holdings Corp.	1,200	5,544
Zenkoku Hosho Co. Ltd.	24	1,077
Zensho Holdings Co. Ltd.	45	1,128
Zeon Corp.	69	1,100
ZOZO, Inc.	36	1,215

		2,018,240

Jordan-0.03%
Hikma Pharmaceuticals PLC	66	2,230

Luxembourg-0.18%
ArcelorMittal S.A.(a)	299	8,728
Eurofins Scientific SE(a)	52	5,155
L’Occitane International S.A.	216	622
RTL Group S.A.(a)	18	1,060

		15,565

Macau-0.20%
Galaxy Entertainment Group Ltd.(a)	1,009	8,886
Macau Legend Development Ltd.(a)	799	116
MGM China Holdings Ltd.	356	587
Sands China Ltd.(a)	1,144	5,435
SJM Holdings Ltd.	892	1,158
Wynn Macau Ltd.(a)	695	1,337

		17,519

Malaysia-0.00%
Wing Tai Holdings Ltd.	174	251

Mexico-0.01%
Fresnillo PLC	84	958

Netherlands-3.93%
Aalberts N.V.	45	2,440
ABN AMRO Bank N.V., CVA(a)(b)(c)	192	2,484
Adyen N.V.(a)(c)	12	29,491
Aegon N.V.	814	3,788
Akzo Nobel N.V.	87	10,465
Argenx SE(a)	21	6,077
ASM International N.V.	21	6,393
ASML Holding N.V.	183	119,224
ASR Nederland N.V.	63	2,761
Euronext N.V.(c)	27	2,720
Euronext N.V., Rts., expiring 05/10/2021(a)	27	317
EXOR N.V.	48	3,948
GrandVision N.V.(a)(c)	21	680
Heineken Holding N.V.	48	4,773
Heineken N.V.(b)	108	12,538
IMCD N.V.	27	3,931
ING Groep N.V.	1,805	23,098
JDE Peet’s N.V.(a)	30	1,167
Koninklijke Ahold Delhaize N.V.	494	13,315
Koninklijke DSM N.V.	78	14,009
Koninklijke KPN N.V.(b)	1,530	5,279
Koninklijke Philips N.V.(a)	419	23,646
Koninklijke Vopak N.V.	30	1,376
NN Group N.V.	150	7,506
Prosus N.V.	198	21,507
Randstad N.V.	51	3,689

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Netherlands-(continued)
Signify N.V.(a)(c)	57	$3,246
Wolters Kluwer N.V.	123	11,144

		341,012

New Zealand-0.38%
a2 Milk Co. Ltd. (The)(a)	338	1,855
Air New Zealand Ltd.(a)	234	292
Auckland International Airport Ltd.(a)	545	2,968
Contact Energy Ltd.	332	1,796
Fisher & Paykel Healthcare Corp. Ltd.	263	6,784
Fletcher Building Ltd.	380	1,982
Infratil Ltd.	226	1,157
Kiwi Property Group Ltd., (Acquired 09/19/2017 -12/07/2020; Cost $643)(e)	725	661
Mercury NZ Ltd.	314	1,564
Meridian Energy Ltd.	569	2,176
Ryman Healthcare Ltd.	189	1,924
SKYCITY Entertainment Group Ltd.(a)	308	791
Spark New Zealand Ltd.	850	2,684
Xero Ltd.(a)	55	6,014

		32,648

Norway-0.59%
Aker ASA, Class A	12	898
Aker BP ASA	51	1,466
DNB ASA	482	10,388
Equinor ASA	420	8,569
Gjensidige Forsikring ASA	75	1,710
Leroy Seafood Group ASA	117	1,076
Mowi ASA	195	4,826
Norsk Hydro ASA	617	3,948
Orkla ASA	353	3,610
Salmar ASA	24	1,669
Scatec ASA(c)	53	1,432
Schibsted ASA, Class A(a)	36	1,817
Schibsted ASA, Class B(a)	45	1,977
Telenor ASA	299	5,342
TOMRA Systems ASA	54	2,709

		51,437

Poland-0.26%
Allegro.eu S.A.(a)(c)	142	2,179
Bank Polska Kasa Opieki S.A.(a)	72	1,521
CD Projekt S.A.(a)(b)	30	1,379
Cyfrowy Polsat S.A	123	958
Dino Polska S.A.(a)(c)	21	1,364
InPost S.A.(a)	82	1,564
KGHM Polska Miedz S.A.(a)	63	3,236
Polski Koncern Naftowy ORLEN S.A	144	2,536
Polskie Gornictwo Naftowe i Gazownictwo S.A	802	1,393
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	395	3,677
Powszechny Zaklad Ubezpieczen S.A.(a)	260	2,242
Santander Bank Polska S.A.(a)	15	888

		22,937

Portugal-0.13%
EDP - Energias de Portugal S.A	1,198	6,665
Galp Energia SGPS S.A	237	2,742
Jeronimo Martins SGPS S.A.	111	2,030

		11,437

	Shares	Value
Russia-0.07%
Evraz PLC	262	$2,330
Polymetal International PLC	161	3,334

		5,664

Saudi Arabia-0.12%.
Delivery Hero SE(a)(c)	66	10,492

Singapore-1.10%
Ascendas REIT	1,407	3,289
Ascott Residence Trust	820	653
BOC Aviation Ltd.(c)	99	894
CapitaLand Integrated Commercial Trust	1,913	3,092
CapitaLand Ltd.	1,201	3,358
City Developments Ltd.	222	1,317
ComfortDelGro Corp. Ltd.	979	1,266
DBS Group Holdings Ltd.	835	18,772
Frasers Logistics & Commercial Trust(c)	1,204	1,330
Genting Singapore Ltd.	2,660	1,729
Jardine Cycle & Carriage Ltd.	48	836
Keppel Corp. Ltd.	683	2,783
Keppel DC REIT	502	1,015
Keppel REIT	904	843
Mapletree Commercial Trust	877	1,444
Mapletree Industrial Trust	605	1,287
Mapletree Logistics Trust	1,305	1,952
NetLink NBN Trust(c)	1,204	878
Olam International Ltd.	287	375
Oversea-Chinese Banking Corp. Ltd.	1,563	14,333
SATS Ltd.(a)	302	922
Sembcorp Industries Ltd.	434	692
Sembcorp Marine Ltd.(a)	3,218	508
SIA Engineering Co. Ltd.	111	190
Singapore Airlines Ltd.(a)	545	2,073
Singapore Exchange Ltd.	392	3,079
Singapore Post Ltd.	722	418
Singapore Press Holdings Ltd.	708	979
Singapore Technologies Engineering Ltd.	728	2,112
Singapore Telecommunications Ltd.	3,440	6,464
StarHub Ltd.	275	279
Suntec REIT	901	1,036
United Overseas Bank Ltd.	590	11,792
UOL Group Ltd.	225	1,302
Venture Corp. Ltd.	120	1,817

		95,109

South Africa-0.27%
Anglo American PLC	560	23,803

South Korea-5.87%
Alteogen, Inc.(a)	13	943
Amorepacific Corp.	15	3,648
Amorepacific Corp., Preference Shares	6	480
Amorepacific Group	12	793
BGF retail Co. Ltd.	3	413
BNK Financial Group, Inc.	135	931
Celltrion Healthcare Co. Ltd.(a)	33	3,329
Celltrion Pharm, Inc.(a)	9	1,076
Celltrion, Inc.(a)	46	11,000
Cheil Worldwide, Inc.	33	651
CJ CheilJedang Corp.	3	1,067
CJ CheilJedang Corp., Preference Shares	1	167
CJ Corp.	6	515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
CJ ENM Co. Ltd.	3	$388
CJ Logistics Corp.(a)	3	463
Coway Co. Ltd.	27	1,624
Daewoo Engineering & Construction Co. Ltd.(a)	81	538
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	21	693
DB Insurance Co. Ltd.	21	924
DGB Financial Group, Inc.	69	550
DL E&C Co. Ltd.(a)	6	717
DL Holdings Co. Ltd.	5	425
Dongsuh Cos., Inc.	15	424
Doosan Bobcat, Inc.(a)	12	492
Doosan Heavy Industries & Construction Co. Ltd.(a)	63	790
Doosan Infracore Co. Ltd.(a)	60	583
E-MART, Inc.	9	1,359
Fila Holdings Corp.	24	984
Green Cross Corp.	2	609
GS Engineering & Construction Corp.	27	1,072
GS Holdings Corp.	24	929
GS Retail Co. Ltd.	12	386
Hana Financial Group, Inc.	132	5,417
Hanjin Kal Corp.(a)	15	748
Hankook Tire & Technology Co. Ltd.	33	1,427
Hanmi Pharm Co. Ltd.	3	912
Hanmi Science Co. Ltd.	6	373
Hanon Systems	75	1,092
Hanssem Co. Ltd.	3	302
Hanwha Aerospace Co. Ltd.	15	521
Hanwha Corp.	18	498
Hanwha Corp., Preference Shares	9	121
Hanwha Life Insurance Co. Ltd.	126	396
Hanwha Solutions Corp.(a)	36	1,490
HDC Hyundai Development Co.-Engineering & Construction, Class E	21	529
Helixmith Co. Ltd.(a)	3	84
Hite Jinro Co. Ltd.	15	470
HLB, Inc.(a)	36	1,071
HMM Co. Ltd.(a)	128	4,511
Hotel Shilla Co. Ltd.	15	1,166
Hyundai Department Store Co. Ltd.	6	501
Hyundai Engineering & Construction Co. Ltd.	33	1,495
Hyundai Glovis Co. Ltd.	9	1,554
Hyundai Heavy Industries Holdings Co. Ltd.	20	1,266
Hyundai Marine & Fire Insurance Co. Ltd.	27	591
Hyundai Mipo Dockyard Co. Ltd.(a)	9	694
Hyundai Mobis Co. Ltd.	30	7,282
Hyundai Motor Co.	63	12,007
Hyundai Motor Co., First Pfd	9	862
Hyundai Motor Co., Second Pfd.	15	1,429
Hyundai Steel Co.	33	1,647
Hyundai Wia Corp.	6	375
Industrial Bank of Korea	86	749
Kakao Corp.	120	12,244
Kangwon Land, Inc.(a)	48	1,092
KB Financial Group, Inc.	177	8,704
KCC Corp.	3	844
KEPCO Plant Service & Engineering Co. Ltd.	9	275
Kia Corp.	117	8,099
Korea Aerospace Industries Ltd.	30	879

	Shares	Value
South Korea-(continued)
Korea Electric Power Corp.	117	$2,488
Korea Gas Corp.(a)	12	377
Korea Investment Holdings Co. Ltd.	18	1,812
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	21	2,898
Korea Zinc Co. Ltd.	3	1,203
Korean Air Lines Co. Ltd.(a)	36	871
KT&G Corp.	51	3,778
Kumho Petrochemical Co. Ltd.	9	2,104
LG Chem Ltd.	21	17,595
LG Chem Ltd., Preference Shares	3	1,202
LG Corp.	42	4,776
LG Display Co. Ltd.(a)	102	2,228
LG Electronics, Inc.	48	6,796
LG Electronics, Inc., Preference Shares	9	600
LG Household & Health Care Ltd.	4	5,534
LG Household & Health Care Ltd., Preference Shares	1	644
LG Innotek Co. Ltd.	6	1,084
LG Uplus Corp.	87	1,032
Lotte Chemical Corp.	6	1,640
Lotte Chilsung Beverage Co. Ltd.	3	378
Lotte Corp.	12	395
LOTTE Fine Chemical Co. Ltd.	9	550
Lotte Shopping Co. Ltd.	6	669
LS Corp.	9	593
Mando Corp.(a)	15	784
Medy-Tox, Inc.	3	473
Mirae Asset Securities Co. Ltd.	174	1,564
Mirae Asset Securities Co. Ltd., Second Pfd.	63	277
NAVER Corp.	60	19,391
NCSoft Corp.	7	5,223
Netmarble Corp.(c)	9	1,048
NH Investment & Securities Co. Ltd.	60	693
NHN Corp.(a)	3	197
NongShim Co. Ltd.	1	256
OCI Co. Ltd.(a)	9	1,011
Orion Corp.	9	947
Ottogi Corp.	1	499
Paradise Co. Ltd.(a)	21	340
POSCO	30	9,817
POSCO Chemical Co. Ltd.	9	1,206
Posco International Corp.	24	453
S-1 Corp.	9	659
Samsung Biologics Co. Ltd.(a)(c)	6	4,337
Samsung C&T Corp.	39	4,768
Samsung Card Co. Ltd.	15	476
Samsung Electro-Mechanics Co. Ltd.	24	3,862
Samsung Electronics Co. Ltd.	2,143	157,014
Samsung Electronics Co. Ltd., Preference Shares	380	25,041
Samsung Engineering Co. Ltd.(a)	72	1,123
Samsung Fire & Marine Insurance Co. Ltd.	15	2,670
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	1	141
Samsung Heavy Industries Co. Ltd.(a)	201	1,355
Samsung Life Insurance Co. Ltd.	30	2,203
Samsung SDI Co. Ltd.	24	14,111
Samsung SDI Co. Ltd., Preference Shares	1	405
Samsung SDS Co. Ltd	15	2,468
Samsung Securities Co. Ltd.	30	1,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
Seegene, Inc.	14	$1,178
Shinhan Financial Group Co. Ltd.	213	7,659
Shinsegae, Inc.	3	821
SillaJen, Inc.(a)(d)	8	44
SK Biopharmaceuticals Co. Ltd.(a)	7	686
SK Chemicals Co. Ltd.	4	958
SK Holdings Co. Ltd.	15	3,722
SK Hynix, Inc.	237	27,272
SK Innovation Co. Ltd.(a)	24	5,836
SK Networks Co. Ltd.	66	314
SK Telecom Co. Ltd.	12	3,274
SKC Co. Ltd.	9	1,092
S-Oil Corp.(a)	18	1,409
Solus Advanced Materials Co. Ltd.	6	272
SSANGYONG C&E Co. Ltd.	48	335
Woori Financial Group, Inc.	251	2,414
Yuhan Corp.	22	1,272

		508,447

Spain-2.28%
Acciona S.A	9	1,568
ACS Actividades de Construccion y Servicios S.A.	108	3,527
Aena SME S.A.(a)(c)	33	5,748
Amadeus IT Group S.A.(a)	195	13,310
Banco Bilbao Vizcaya Argentaria S.A.	3,075	17,289
Banco Santander S.A.(a)	7,753	30,006
Bankinter S.A.	317	1,739
CaixaBank S.A.	2,038	6,543
Cellnex Telecom S.A.(c)	213	12,061
EDP Renovaveis S.A.	69	1,646
Enagas S.A.	114	2,487
Endesa S.A.	147	3,868
Ferrovial S.A.	222	6,318
Grifols S.A.	153	4,153
Iberdrola S.A.	2,654	35,895
Industria de Diseno Textil S.A.(b)	485	17,293
Inmobiliaria Colonial SOCIMI S.A.	150	1,523
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(a)	317	622
Mapfre S.A.	455	981
Merlin Properties SOCIMI S.A.	153	1,693
Naturgy Energy Group S.A.	138	3,543
Red Electrica Corp. S.A.	198	3,641
Repsol S.A.	635	7,597
Siemens Gamesa Renewable Energy S.A., Class R(a)	102	3,696
Telefonica S.A.	2,180	10,113
Zardoya Otis S.A.	81	514

		197,374

Sweden-3.43%
Alfa Laval AB(b)	144	4,877
Assa Abloy AB, Class B(b)	425	12,128
Atlas Copco AB, Class A(b)	293	17,776
Atlas Copco AB, Class B	174	9,044
Boliden AB(b)	126	4,914
Castellum AB	123	2,998
Electrolux AB, Series B(b)	105	2,950
Elekta AB, Class B	165	2,211
Epiroc AB, Class A(b)	290	6,293
Epiroc AB, Class B	174	3,418

	Shares	Value
Sweden-(continued)
EQT AB	93	$3,149
Essity AB, Class B	281	9,182
Evolution Gaming Group AB(c)	72	14,237
Fastighets AB Balder, Class B(a)	45	2,595
Getinge AB, Class B(b)	102	3,456
H & M Hennes & Mauritz AB, Class B(a)(b)	404	9,976
Hexagon AB, Class B	117	11,172
Holmen AB, Class B	45	2,123
Husqvarna AB, Class A	12	169
Husqvarna AB, Class B	186	2,592
ICA Gruppen AB(b)	36	1,660
Industrivarden AB, Class A(b)	96	3,688
Industrivarden AB, Class C	78	2,819
Indutrade AB	127	3,322
Investment AB Latour, Class B	54	1,654
Investor AB, Class A	60	5,109
Investor AB, Class B(b)	210	17,854
Kinnevik AB, Class A(a)	6	405
Kinnevik AB, Class B(a)	111	6,144
L E Lundbergforetagen AB, Class B	33	1,888
Lifco AB, Class B	21	2,263
Lundin Energy AB	87	2,790
Nibe Industrier AB, Class B	138	5,056
Saab AB, Class B	42	1,247
Sagax AB, Class B	80	2,119
Sagax AB, Class D	45	175
Sandvik AB(b)	497	12,302
Securitas AB, Class B(b)	141	2,409
Sinch AB(a)(c)	18	2,847
Skandinaviska Enskilda Banken AB, Class A	662	8,506
Skandinaviska Enskilda Banken AB, Class C	9	115
Skanska AB, Class B	165	4,480
SKF AB, Class B	177	4,576
Svenska Cellulosa AB S.C.A., Class A	9	162
Svenska Cellulosa AB S.C.A., Class B	275	4,830
Svenska Handelsbanken AB, Class A	686	7,965
Svenska Handelsbanken AB, Class B	15	184
Sweco AB, Class B	90	1,607
Swedbank AB, Class A	464	8,162
Swedish Match AB	72	5,913
Swedish Orphan Biovitrum AB, Class B(a)(b)	81	1,380
Tele2 AB, Class B(b)	246	3,181
Telefonaktiebolaget LM Ericsson, Class A	18	247
Telefonaktiebolaget LM Ericsson, Class B	1,386	19,004
Telia Co. AB	1,186	4,915
Trelleborg AB, Class B	111	2,896
Volvo AB, Class A	90	2,267
Volvo AB, Class B	643	15,730

		297,131

Switzerland-8.30%
ABB Ltd.	776	25,227
Adecco Group AG	72	4,882
Alcon, Inc.(a)	210	15,772
Baloise Holding AG	21	3,555
Banque Cantonale Vaudoise	12	1,225
Barry Callebaut AG	1	2,210
Chocoladefabriken Lindt & Spruengli AG, PC	1	9,287
Cie Financiere Richemont S.A.	234	24,025
Clariant AG	93	1,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Switzerland-(continued)
Coca-Cola HBC AG	89	$3,083
Credit Suisse Group AG	1,075	11,252
DKSH Holding AG	15	1,208
EMS-Chemie Holding AG	3	2,804
Flughafen Zurich AG(a)	9	1,620
Geberit AG	16	10,533
Georg Fischer AG	2	2,807
Givaudan S.A.	4	16,771
Helvetia Holding AG	15	1,806
Julius Baer Group Ltd.	99	6,244
Kuehne + Nagel International AG, Class R	24	7,184
LafargeHolcim Ltd.(a)	234	14,445
Logitech International S.A., Class R	69	7,747
Lonza Group AG	33	21,015
Nestle S.A.	1,269	151,492
Novartis AG	965	82,486
OC Oerlikon Corp. AG	87	1,018
Partners Group Holding AG	10	14,254
PSP Swiss Property AG	21	2,593
Roche Holding AG	319	104,089
Roche Holding AG, BR	12	4,173
Schindler Holding AG	9	2,506
Schindler Holding AG, PC	18	5,127
SGS S.A.	3	8,881
SIG Combibloc Group AG(a)	132	3,236
Sika AG(b)	63	18,816
Sonova Holding AG, Class A(a)	24	7,107
STMicroelectronics N.V.	293	10,991
Straumann Holding AG, Class R	5	7,151
Sulzer AG	9	1,026
Swatch Group AG (The)	21	1,261
Swatch Group AG (The), BR	12	3,679
Swiss Life Holding AG	14	6,829
Swiss Prime Site AG	33	3,211
Swiss Re AG	129	12,005
Swisscom AG	12	6,517
Tecan Group AG, Class R	5	2,438
Temenos AG	27	3,970
UBS Group AG	1,526	23,299
VAT Group AG(a)(c)	12	3,431
Vifor Pharma AG	24	3,462
Zurich Insurance Group AG	67	27,526

		719,225

Taiwan-0.00%
FIT Hon Teng Ltd.(a)(c)	482	148

United Kingdom-11.70%
3i Group PLC	433	7,686
Admiral Group PLC	95	4,116
Ashmore Group PLC	207	1,146
Ashtead Group PLC	204	13,137
Associated British Foods PLC(a)	158	5,049
AstraZeneca PLC	598	63,877
Auto Trader Group PLC(a)(b)(c)	429	3,387
AVEVA Group PLC	51	2,457
Aviva PLC	1,783	9,882
B&M European Value Retail S.A.	395	3,094
BAE Systems PLC	1,463	10,254
Barclays PLC	7,866	19,114
Barratt Developments PLC	461	4,928

	Shares	Value
United Kingdom-(continued)
Bellway PLC	56	$2,801
Berkeley Group Holdings PLC	52	3,331
BP PLC	9,028	37,874
British American Tobacco PLC	1,039	38,582
British Land Co. PLC (The)	421	3,022
BT Group PLC(a)	3,959	9,042
Bunzl PLC	153	4,929
Burberry Group PLC(a)	183	5,222
Centrica PLC(a)	2,656	2,084
CNH Industrial N.V.	455	6,775
Compass Group PLC(a)	811	17,657
ConvaTec Group PLC(c)	728	2,199
Croda International PLC	61	5,713
DCC PLC	45	3,915
Derwent London PLC	46	2,120
Diageo PLC	1,044	46,992
Direct Line Insurance Group PLC	622	2,455
DS Smith PLC	580	3,379
easyJet PLC(a)	90	1,291
Entain PLC(a)	264	6,183
Experian PLC	412	15,927
GlaxoSmithKline PLC	2,244	41,621
Halma PLC	172	6,163
Hargreaves Lansdown PLC(b)	165	3,928
Hiscox Ltd.(a)	152	1,709
HomeServe PLC	125	1,893
Howden Joinery Group PLC(a)	259	2,900
HSBC Holdings PLC	9,274	58,141
IMI PLC	122	2,693
Imperial Brands PLC	429	8,954
Informa PLC(a)	681	5,301
InterContinental Hotels Group PLC(a)	83	5,921
Intermediate Capital Group PLC	127	3,844
International Consolidated Airlines Group S.A.(a)	509	1,429
Intertek Group PLC	73	6,204
ITV PLC(a)	1,696	2,841
J Sainsbury PLC	743	2,445
JD Sports Fashion PLC(a)	198	2,518
Johnson Matthey PLC	86	3,870
Kingfisher PLC(a)	961	4,754
Land Securities Group PLC	324	3,234
Legal & General Group PLC	2,696	10,168
Lloyds Banking Group PLC(a)	32,011	20,137
London Stock Exchange Group PLC	144	14,754
M&G PLC	1,183	3,559
Meggitt PLC(a)	354	2,284
Melrose Industries PLC	2,190	4,939
Mondi PLC	221	6,013
National Grid PLC	1,614	20,349
Natwest Group PLC(b)	2,068	5,629
Next PLC(a)	58	6,265
Ocado Group PLC(a)(b)	210	6,097
Pearson PLC(b)	342	3,930
Pennon Group PLC	191	2,734
Persimmon PLC	144	6,244
Phoenix Group Holdings PLC	246	2,423
Prudential PLC	1,187	25,219
Quilter PLC(c)	795	1,800
Reckitt Benckiser Group PLC	287	25,634
RELX PLC	846	22,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Renishaw PLC	16	$1,388
Rentokil Initial PLC	845	5,854
Rightmove PLC(b)	394	3,349
Rolls-Royce Holdings PLC(a)(b)	3,398	4,922
Royal Dutch Shell PLC, Class A	1,868	35,304
Royal Dutch Shell PLC, Class B	1,688	30,359
RSA Insurance Group PLC	470	4,441
Sage Group PLC (The)	497	4,390
Schroders PLC	51	2,548
Segro PLC	541	7,532
Severn Trent PLC	108	3,704
Smith & Nephew PLC	398	8,654
Smiths Group PLC	180	4,051
Spirax-Sarco Engineering PLC	33	5,398
SSE PLC	473	9,614
St James’s Place PLC(b)	241	4,543
Standard Chartered PLC	1,176	8,460
Standard Life Aberdeen PLC	979	3,762
Tate & Lyle PLC	213	2,359
Taylor Wimpey PLC	1,646	4,093
TechnipFMC PLC(a)	210	1,576
Tesco PLC	3,476	10,636
THG PLC(a)	280	2,404
Travis Perkins PLC(a)	102	2,171
Unilever PLC	1,157	67,786
United Utilities Group PLC	310	4,156
Vodafone Group PLC	12,194	23,096
Weir Group PLC (The)(a)	118	3,132
Whitbread PLC(a)(b)	92	4,132
Wickes Group PLC(a)	115	398
WM Morrison Supermarkets PLC	1,010	2,431
WPP PLC	540	7,294

		1,014,113

United States-0.63%
Amcor PLC, CDI	688	8,051
Avast PLC(c)	250	1,654

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

	Shares	Value
United States-(continued)
Ferguson PLC	102	$12,897
James Hardie Industries PLC, CDI	204	6,760
QIAGEN N.V.(a)	102	4,977
Samsonite International S.A.(a)(c)	611	1,134
Sims Ltd.	75	915
Stellantis N.V.	951	15,826
Tenaris S.A.	216	2,329

		54,543

Total Common Stocks & Other Equity Interests (Cost $7,770,512)		8,633,931

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $1,016)	1,016	1,016

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $7,771,528)		8,634,947

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.91%
Invesco Private Government Fund, 0.01%(f)(g)(h)	204,764	204,764
Invesco Private Prime Fund, 0.11%(f)(g)(h)	306,999	307,122

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $511,886)		511,886

TOTAL INVESTMENTS IN SECURITIES-105.52% (Cost $8,283,414)		9,146,833
OTHER ASSETS LESS LIABILITIES-(5.52)%		(478,327)

NET ASSETS-100.00%		$8,668,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $191,419, which represented 2.21% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Restricted security. The aggregate value of these securities at April 30, 2021 was $2,714, which represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$567	$67,699	$(67,250)	$-	$-	$1,016	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,279	470,024	(278,539)	-	-	204,764	5	*
Invesco Private Prime Fund	21,660	564,564	(279,108)	-	6	307,122	54	*

Total	$35,506	$1,102,287	$(624,897)	$-	$6	$512,902	$60

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Financials	16.52
Industrials	15.78
Consumer Discretionary	12.53
Health Care	10.97
Information Technology	10.96
Consumer Staples	9.52
Materials	8.56
Communication Services	5.21
Utilities	3.42
Real Estate	3.13
Energy	3.00
Money Market Funds Plus Other Assets Less Liabilities	0.40

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-92.67%
Bahrain-0.06%
Ahli United Bank BSC	7,836	$5,410

Brazil-5.55%
Aliansce Sonae Shopping Centers S.A.	257	1,216
Alpargatas S.A., Preference Shares(a)	284	2,080
Ambev S.A.	6,033	16,614
Atacadao S.A.	523	2,094
Azul S.A., Preference Shares(a)	287	2,037
B2W Cia Digital(a)	288	3,574
B3 S.A. - Brasil, Bolsa, Balcao	2,763	26,228
Banco Bradesco S.A.	1,217	4,637
Banco Bradesco S.A., Preference Shares	5,594	24,592
Banco BTG Pactual S.A.	308	6,117
Banco do Brasil S.A.	1,190	6,501
Banco Inter S.A.	300	4,191
Banco Inter S.A., Preference Shares(b)	200	2,871
Banco Santander Brasil S.A.	571	4,055
BB Seguridade Participacoes S.A.	800	3,293
BR Malls Participacoes S.A.(a)	1,153	2,023
Bradespar S.A., Preference Shares	296	3,874
Braskem S.A., Class A, Preference Shares(a)	299	2,893
BRF S.A.(a)	648	2,483
CCR S.A.	1,486	3,298
Centrais Eletricas Brasileiras S.A.	615	4,170
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	304	2,072
Cia Brasileira de Distribuicao	270	2,027
Cia de Locacao das Americas	297	1,444
Cia de Saneamento Basico do Estado de SaoPaulo	552	4,353
Cia de Saneamento do Parana	290	1,128
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	287	1,428
Cia Energetica de Minas Gerais, Preference Shares	1,231	3,140
Cia Energetica de Sao Paulo, Class B, Preference Shares	285	1,329
Cia Paranaense de Energia, Class B, Preference Shares	1,260	1,454
Cia Siderurgica Nacional S.A.	689	6,247
Cielo S.A.	1,507	958
Cogna Educacao(a)	2,029	1,447
Cosan S.A.	372	6,175
CPFL Energia S.A.	287	1,553
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	314	1,362
Duratex S.A.	321	1,402
EDP - Energias do Brasil S.A.	331	1,146
Energisa S.A.	283	2,298
Eneva S.A.(a)	632	1,709
ENGIE Brasil Energia S.A.	276	2,069
Equatorial Energia S.A	1,182	5,466
Fleury S.A.	278	1,309
Gerdau S.A., Preference Shares	1,246	7,630
Hapvida Participacoes e Investimentos S.A.(b)	945	2,515
Hypera S.A.	577	3,686
IRB Brasil Resseguros S.A.	1,265	1,420

	Shares	Value
Brazil-(continued)
Itau Unibanco Holding S.A.	628	$2,831
Itau Unibanco Holding S.A., Preference Shares	5,948	30,183
Itausa S.A., Preference Shares	6,043	11,205
Klabin S.A.(a)	353	1,813
Localiza Rent a Car S.A.	653	7,739
Locaweb Servicos de Internet S.A.(b)	500	2,651
Lojas Americanas S.A.	302	1,105
Lojas Americanas S.A., Preference Shares	935	3,595
Lojas Renner S.A.	1,152	8,579
Magazine Luiza S.A.	3,528	13,025
Multiplan Empreendimentos Imobiliarios S.A.	307	1,303
Natura & Co. Holding S.A.(a)	874	7,852
Neoenergia S.A.	300	885
Notre Dame Intermedica Participacoes S.A.	599	8,973
Odontoprev S.A.	923	2,173
Petrobras Distribuidora S.A.	905	3,755
Petroleo Brasileiro S.A.	4,804	20,455
Petroleo Brasileiro S.A., Preference Shares	5,376	23,406
Qualicorp Consultoria e Corretora de Seguros S.A.	306	1,526
Raia Drogasil S.A.	1,505	7,296
Rumo S.A.(a)	1,596	5,884
Sao Martinho S.A.	283	1,626
Sendas Distribuidora S.A.	270	4,026
Sul America S.A.	314	1,893
Suzano S.A.(a)	923	11,683
Telefonica Brasil S.A.	585	4,658
TIM S.A.	1,174	2,638
TOTVS S.A.	607	3,480
Ultrapar Participacoes S.A.	1,176	4,576
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	620	2,566
Vale S.A.	3,996	80,299
Via Varejo S.A.(a)	604	1,317
WEG S.A.	1,854	11,964
YDUQS Participacoes S.A., Class A	320	1,726

		494,294

Chile-0.66%
AES Gener S.A.	4,978	814
Aguas Andinas S.A., Class A	4,508	1,275
Banco de Chile	66,294	7,064
Banco de Credito e Inversiones S.A.	63	2,911
Banco Santander Chile	89,230	4,872
Cencosud S.A.	1,386	2,863
Cencosud Shopping S.A.	680	1,104
Cia Cervecerias Unidas S.A.	213	1,950
Colbun S.A.	11,486	1,962
Embotelladora Andina S.A., Class B, Preference Shares	314	745
Empresa Nacional de Telecomunicaciones S.A.	198	1,106
Empresas CMPC S.A.	1,655	4,577
Empresas COPEC S.A.	515	5,519
Enel Americas S.A.	34,216	4,847
Enel Chile S.A.(a)	38,726	2,630
Engie Energia Chile S.A.	819	860
Falabella S.A.	1,067	4,796
Parque Arauco S.A.	819	1,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Chile-(continued)
Plaza S.A.	386	$649
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	135	7,079

		58,888

China-42.11%
51job, Inc., ADR(a)	45	2,770
AECC Aero-Engine Control Co. Ltd., A Shares	1,200	3,364
Agile Group Holdings Ltd.	1,397	2,191
Agricultural Bank of China Ltd., A Shares	18,200	8,999
Agricultural Bank of China Ltd., H Shares	41,702	16,215
Aier Eye Hospital Group Co. Ltd., A Shares	500	5,754
Airtac International Group	178	7,519
Alibaba Group Holding Ltd.(a)	17,153	496,910
Alibaba Health Information Technology Ltd.(a)	5,976	18,235
A-Living Smart City Services Co. Ltd., U Shares(b)	898	4,139
Aluminum Corp. of China Ltd., A Shares(a)	9,600	6,586
Anhui Conch Cement Co. Ltd., A Shares	500	3,788
Anhui Conch Cement Co. Ltd., H Shares	1,527	9,132
Anhui Gujing Distillery Co. Ltd., B Shares	300	4,028
ANTA Sports Products Ltd.	1,452	26,079
Autohome, Inc., ADR	74	6,862
AviChina Industry & Technology Co. Ltd., H Shares	5,085	3,274
Baidu, Inc., ADR(a)	344	72,354
Bank of China Ltd., A Shares	15,000	7,533
Bank of China Ltd., H Shares	96,797	38,510
Bank of Communications Co. Ltd., A Shares	3,600	2,676
Bank of Communications Co. Ltd., H Shares	9,243	5,915
Bank of Ningbo Co. Ltd., A Shares	600	3,915
Bank of Shanghai Co. Ltd., A Shares	2,300	2,907
Beijing Enterprises Holdings Ltd.	1,028	3,362
Beijing Enterprises Water Group Ltd.	6,423	2,456
Bilibili, Inc., ADR(a)	194	21,507
BOE Technology Group Co. Ltd., A Shares	5,400	6,116
Brilliance China Automotive Holdings Ltd.(c)	2,156	2,026
BYD Co. Ltd., A Shares	300	7,351
BYD Co. Ltd., H Shares	878	18,121
BYD Electronic International Co. Ltd.	1,159	6,170
CanSino Biologics, Inc., H Shares(a)(b)	111	5,559
Central China Securities Co. Ltd., A Shares(a)	6,200	4,235
CGN Power Co. Ltd., H Shares(b)	14,976	3,451
Changsha Jingjia Microelectronics Co. Ltd., A Shares	300	3,379
China Aoyuan Group Ltd.	2,549	2,652
China Cinda Asset Management Co. Ltd., H Shares	11,904	2,345
China CITIC Bank Corp. Ltd., H Shares	12,151	6,367
China Communications Services Corp. Ltd., H Shares	5,111	2,218
China Conch Venture Holdings Ltd.	2,541	12,023
China Construction Bank Corp., H Shares	122,137	96,711
China Everbright Bank Co. Ltd., H Shares	5,382	2,252
China Everbright Environment Group Ltd.	5,606	3,530
China Evergrande Group	2,958	5,012
China Feihe Ltd.(b)	3,848	10,974
China Galaxy Securities Co. Ltd., H Shares	4,645	2,769
China Gas Holdings Ltd.	3,725	13,453
China Hongqiao Group Ltd.	3,145	4,981

	Shares	Value
China-(continued)
China Huarong Asset Management Co. Ltd., H Shares(b)(c)	14,857	$1,756
China International Capital Corp. Ltd., H Shares(a)(b)	1,291	3,245
China Jinmao Holdings Group Ltd.	6,599	2,506
China Lesso Group Holdings Ltd.	985	2,483
China Life Insurance Co. Ltd.	264	250
China Life Insurance Co. Ltd., H Shares	9,453	19,254
China Literature Ltd.(a)(b)(d)	181	1,888
China Longyuan Power Group Corp. Ltd., H Shares	3,894	5,736
China Medical System Holdings Ltd.	2,331	5,402
China Mengniu Dairy Co. Ltd.(a)	3,001	16,074
China Merchants Bank Co. Ltd., A Shares	2,400	19,544
China Merchants Bank Co. Ltd., H Shares	4,443	35,839
China Merchants Port Holdings Co. Ltd.	1,350	2,166
China Merchants Securities Co. Ltd., H Shares(b)	2,207	3,092
China Minsheng Banking Corp. Ltd., A Shares	3,300	2,397
China Minsheng Banking Corp. Ltd., H Shares	9,341	4,799
China Molybdenum Co. Ltd., H Shares	6,239	4,233
China National Building Material Co. Ltd., H Shares	5,722	8,295
China Oilfield Services Ltd., H Shares	1,890	1,742
China Overseas Land & Investment Ltd.	4,709	11,920
China Pacific Insurance (Group) Co. Ltd., A Shares	600	3,049
China Pacific Insurance (Group) Co. Ltd., H Shares	3,750	13,567
China Petroleum & Chemical Corp., A Shares	11,300	7,473
China Petroleum & Chemical Corp., H Shares	29,372	14,635
China Railway Group Ltd., H Shares	5,705	2,953
China Resources Beer Holdings Co. Ltd.	2,243	18,122
China Resources Cement Holdings Ltd.	4,302	4,691
China Resources Gas Group Ltd.	1,204	6,534
China Resources Land Ltd.	3,745	17,575
China Resources Power Holdings Co. Ltd.	1,882	2,472
China Shenhua Energy Co. Ltd., H Shares	4,515	9,417
China Taiping Insurance Holdings Co. Ltd.	1,847	3,434
China Tourism Group Duty Free Corp. Ltd., A Shares	155	7,473
China Tower Corp. Ltd., H Shares(b)	66,799	9,633
China Traditional Chinese Medicine Holdings Co. Ltd.	5,088	2,909
China Vanke Co. Ltd., A Shares	800	3,482
China Vanke Co. Ltd., H Shares	2,703	9,466
China Yangtze Power Co. Ltd., A Shares	3,000	9,258
Chongqing Changan Automobile Co. Ltd., A Shares(a)	1,400	3,541
Chongqing Zhifei Biological Products Co. Ltd., A Shares	200	6,967
CIFI Holdings Group Co. Ltd	5,501	4,922
CITIC Ltd.	6,188	6,517
CITIC Securities Co. Ltd., A Shares	1,100	4,054
CITIC Securities Co. Ltd., H Shares	3,016	7,277
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	3,200	9,039
COSCO SHIPPING Ports Ltd.	1,853	1,558
Country Garden Holdings Co. Ltd.	9,279	11,051
Country Garden Services Holdings Co. Ltd.	1,824	19,140
CSC Financial Co. Ltd., H Shares(b)(d)	1,390	1,623
CSG Holding Co. Ltd., B Shares	15,300	6,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
China-(continued)
CSPC Pharmaceutical Group Ltd.	10,025	$12,417
Da An Gene Co. Ltd. of Sun Yat-sen University, A Shares	600	3,109
Dali Foods Group Co. Ltd.(b)	2,916	1,735
Dalian Huarui Heavy Industry Group Co. Ltd., A Shares	4,800	2,678
Datang International Power Generation Co. Ltd., A Shares	20,300	7,873
Dongfeng Motor Group Co. Ltd., H Shares	4,333	3,766
East Group Co. Ltd., A Shares	2,600	2,515
East Money Information Co. Ltd., A Shares	1,480	7,373
ENN Energy Holdings Ltd.	1,099	18,734
Eternal Asia Supply Chain Management Ltd., A Shares	4,700	3,704
Eve Energy Co. Ltd., A Shares	300	4,110
Far East Horizon Ltd.	2,938	3,367
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	220	5,762
Fosun International Ltd.	3,000	4,318
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	801	4,656
Ganfeng Lithium Co. Ltd., A Shares	300	5,076
GDS Holdings Ltd., ADR(a)	123	10,205
Geely Automobile Holdings Ltd.	6,557	17,011
Genscript Biotech Corp.(a)	1,006	2,331
GF Securities Co. Ltd., H Shares	1,889	2,739
GOME Retail Holdings Ltd.(a)	15,903	2,621
Great Wall Motor Co. Ltd., H Shares	4,382	10,844
Greentown China Holdings Ltd.	1,339	1,614
GRG Banking Equipment Co. Ltd., A Shares	2,400	4,791
GSX Techedu, Inc., ADR(a)(d)	62	1,981
Guangdong Haid Group Co. Ltd., A Shares	300	3,866
Guangdong Investment Ltd.	4,495	6,922
Guangzhou Automobile Group Co. Ltd., H Shares	5,381	4,593
Guangzhou R&F Properties Co. Ltd., H Shares	1,302	1,666
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares	1,400	2,789
Guotai Junan Securities Co. Ltd., H Shares(b)	1,141	1,625
Haidilao International Holding Ltd.(b)(d)	1,162	7,533
Haier Smart Home Co. Ltd., A Shares	1,100	5,631
Haier Smart Home Co. Ltd., H Shares(a)	1,800	7,787
Haitian International Holdings Ltd	595	2,425
Haitong Securities Co. Ltd., A Shares	1,700	2,908
Haitong Securities Co. Ltd., H Shares	4,720	4,224
Hangzhou Century Co. Ltd., A Shares	3,000	3,041
Hangzhou Tigermed Consulting Co. Ltd., A Shares	300	7,255
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)(d)	1,407	6,078
Henan Shuanghui Investment & Development Co. Ltd., A Shares	600	3,397
Hengan International Group Co. Ltd	1,106	7,170
HengTen Networks Group Ltd.(a)(d)	1,936	2,293
Hongta Securities Co. Ltd., A Shares	900	1,754
Hua Hong Semiconductor Ltd.(a)(b)	750	4,688
Huaan Securities Co. Ltd., A Shares	3,900	3,670
Huaneng Power International, Inc., H Shares	5,885	2,122
Huatai Securities Co. Ltd., H Shares(b)	2,366	3,381
Huazhu Group Ltd., ADR(a)	233	13,738
Industrial & Commercial Bank of China Ltd., A Shares	4,200	3,329

	Shares	Value
China-(continued)
Industrial & Commercial Bank of China Ltd., H Shares	101,944	$66,415
Industrial Bank Co. Ltd., A Shares	2,100	7,055
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	800	5,062
Innovent Biologics, Inc.(a)(b)	1,523	16,550
Inspur Electronic Information Industry Co. Ltd., A Shares	600	2,504
Intco Medical Technology Co. Ltd., A Shares	50	1,318
iQIYI, Inc., ADR(a)	324	4,766
JD Health International, Inc.(a)(b)(d)	250	3,895
JD.com, Inc., ADR(a)	1,098	84,941
Jiangsu Eastern Shenghong Co. Ltd., A Shares	1,400	3,247
Jiangsu Expressway Co. Ltd., H Shares	1,406	1,658
Jiangsu Hengrui Medicine Co. Ltd., A Shares	520	6,758
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	200	5,949
Jiangxi Copper Co. Ltd., H Shares	899	2,199
Jiayuan International Group Ltd.	11,242	5,182
Jinxin Fertility Group Ltd.(b)	996	2,565
Joyoung Co. Ltd., A Shares	500	2,457
JOYY, Inc., ADR	75	7,130
Juewei Food Co. Ltd., A Shares	300	4,001
KE Holdings, Inc., ADR(a)	147	7,651
Kingboard Holdings Ltd.	1,087	6,438
KingClean Electric Co. Ltd., A Shares	1,400	9,696
Kingdee International Software Group Co. Ltd.	2,986	9,881
Kingsoft Cloud Holdings Ltd., ADR(a)	57	2,503
Kingsoft Corp. Ltd.	1,255	8,887
Kuaishou Technology(a)(b)	300	10,159
Kunlun Energy Co. Ltd.	4,276	4,592
Kunwu Jiuding Investment Holdings Co. Ltd., A Shares(a)	1,700	4,300
Kweichow Moutai Co. Ltd., A Shares	155	48,065
KWG Group Holdings Ltd.	1,558	2,503
Legend Holdings Corp., H Shares(b)	1,400	2,296
Lens Technology Co. Ltd., A Shares	600	2,423
Leyard Optoelectronic Co. Ltd., A Shares	2,600	2,881
Li Auto, Inc., ADR(a)	539	10,640
Li Ning Co. Ltd.	2,723	22,228
LianChuang Electronic Technology Co. Ltd., A Shares	2,000	3,430
Logan Group Co. Ltd.	2,111	3,359
Longfor Group Holdings Ltd.(b)	2,505	15,626
LONGi Green Energy Technology Co. Ltd., A Shares	300	4,608
Lufax Holding Ltd., ADR(a)(d)	245	2,916
Luxshare Precision Industry Co. Ltd., A Shares	1,169	6,676
Luzhou Laojiao Co. Ltd., A Shares	200	7,899
Mango Excellent Media Co. Ltd., A Shares	500	5,258
Meituan, B Shares(a)(b)	4,675	179,371
Ming Yuan Cloud Group Holdings Ltd.(a)	432	2,008
Momo, Inc., ADR	225	3,299
Muyuan Foods Co. Ltd., A Shares	370	6,467
NAURA Technology Group Co. Ltd., A Shares	200	5,118
NetEase, Inc., ADR	486	54,461
New China Life Insurance Co. Ltd., A Shares	300	2,253
New China Life Insurance Co. Ltd., H Shares	1,189	4,585
New Hope Liuhe Co. Ltd., A Shares	900	2,311

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
China-(continued)
New Oriental Education & Technology Group, Inc., ADR(a)	1,808	$27,590
Ninestar Corp., A Shares	800	3,137
NIO, Inc., ADR(a)	1,532	61,035
People’s Insurance Co. Group of China Ltd. (The), H Shares	11,656	3,992
PetroChina Co. Ltd., H Shares	29,275	10,667
Pharmaron Beijing Co. Ltd., A Shares	300	7,519
PICC Property & Casualty Co. Ltd., H Shares	7,653	7,518
Pinduoduo, Inc., ADR(a)	365	48,884
Ping An Bank Co. Ltd., A Shares	2,300	8,277
Ping An Healthcare and Technology Co. Ltd.(a)(b) .	560	6,561
Ping An Insurance (Group) Co. of China Ltd., A Shares	600	6,722
Ping An Insurance (Group) Co. of China Ltd., H Shares	7,629	83,442
Poly Developments and Holdings Group Co. Ltd., A Shares	2,000	4,327
Postal Savings Bank of China Co. Ltd., H Shares(b)	12,176	7,933
Qingdao Hanhe Cable Co. Ltd., A Shares	5,400	3,079
Rongan Property Co. Ltd., A Shares	9,500	4,052
SAIC Motor Corp. Ltd., A Shares	1,100	3,410
Sany Heavy Industry Co. Ltd., A Shares	1,200	5,726
Seazen Group Ltd.(a)	4,036	4,313
SF Holding Co. Ltd., A Shares	300	2,983
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,435	7,704
Shanghai Bairun Investment Holding Group Co. Ltd., A Shares	200	3,848
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	800	5,563
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(d)	1,051	6,678
Shanghai International Airport Co. Ltd., A Shares	300	2,278
Shanghai Jahwa United Co. Ltd., A Shares	300	2,735
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,158	2,636
Shanghai Pudong Development Bank Co. Ltd., A Shares	3,300	5,125
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	20,400	4,896
Shenzhen Agricultural Products Group Co. Ltd., A Shares	4,500	3,838
Shenzhen Aisidi Co. Ltd., A Shares	1,700	2,031
Shenzhen Huaqiang Industry Co. Ltd., A Shares	2,400	5,415
Shenzhen Inovance Technology Co. Ltd., A Shares	300	4,147
Shenzhen International Holdings Ltd.	1,401	2,334
Shenzhen Investment Ltd.	5,544	2,034
Shenzhen Kaifa Technology Co. Ltd., A Shares	900	2,402
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	200	5,585
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	155	11,170
Shenzhen MTC Co. Ltd., A Shares(a)	3,500	3,137
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	6,600	3,468
Shenzhen SC New Energy Technology Corp., A Shares	200	3,414

	Shares	Value
China-(continued)
Shenzhou International Group Holdings Ltd.	920	$20,232
Shimao Group Holdings Ltd.	1,594	4,618
Sichuan Swellfun Co. Ltd., A Shares	300	4,742
Sieyuan Electric Co. Ltd., A Shares	1,100	5,366
Silergy Corp.	76	7,958
Sino Biopharmaceutical Ltd.	12,261	13,213
Sinopec Oilfield Service Corp., A Shares(a)	9,800	2,953
Sinopharm Group Co. Ltd., H Shares	1,358	4,214
Sinotruk Hong Kong Ltd.	1,003	2,469
Smoore International Holdings Ltd.(a)(b)	1,175	8,328
Sunac China Holdings Ltd.	3,090	12,035
Sunny Optical Technology Group Co. Ltd.	904	22,045
TAL Education Group, ADR(a)	480	27,336
Tencent Holdings Ltd.	7,239	580,660
Tencent Music Entertainment Group, ADR(a)	590	10,278
Tongcheng-Elong Holdings Ltd.(a)(b)	1,167	2,927
Tongwei Co. Ltd., A Shares	600	3,266
Topsec Technologies Group, Inc., A Shares(a)	1,100	3,080
TravelSky Technology Ltd., H Shares	936	2,056
Trip.com Group Ltd., ADR(a)	605	23,643
Tsingtao Brewery Co. Ltd., H Shares	577	5,237
Vipshop Holdings Ltd., ADR(a)	543	16,708
Wanhua Chemical Group Co. Ltd., A Shares	300	4,763
Weibo Corp., ADR(a)	80	4,032
Weichai Power Co. Ltd., H Shares	2,866	6,649
Wingtech Technology Co. Ltd., A Shares	300	3,954
Wuliangye Yibin Co. Ltd., A Shares	300	13,212
WuXi AppTec Co. Ltd., H Shares(b)	340	8,042
Wuxi Biologics Cayman, Inc.(a)(b)	3,760	53,010
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	2,000	3,767
Xinyi Solar Holdings Ltd.	5,162	8,640
XPeng, Inc., ADR(a)(d)	147	4,397
Yadea Group Holdings Ltd.(b)	877	1,920
Yangzijiang Shipbuilding Holdings Ltd.	3,652	3,925
Yanlord Land Group Ltd.	1,145	1,145
Yantai Eddie Precision Machinery Co. Ltd., A Shares	300	2,833
Yanzhou Coal Mining Co. Ltd., H Shares	4,143	4,945
Yihai International Holding Ltd.	682	6,647
Yonyou Network Technology Co. Ltd., A Shares	630	3,232
Yunnan Baiyao Group Co. Ltd., A Shares	300	4,986
Zai Lab Ltd., ADR(a)	84	13,962
Zhefu Holding Group Co. Ltd., A Shares	5,700	4,932
Zhejiang Expressway Co. Ltd., H Shares	1,533	1,334
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	600	3,586
Zhejiang Kaishan Compressor Co. Ltd., A Shares(a)	2,000	4,253
Zhengqi Financial Holding Corp., Rts., TBA(a)(c)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	550	3,257
Zhongsheng Group Holdings Ltd	1,015	7,691
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	825	3,293
Zijin Mining Group Co. Ltd., H Shares	7,339	10,337
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	2,586	3,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
China-(continued)
ZTE Corp., H Shares	1,137	$2,846
ZTO Express Cayman, Inc., ADR	561	18,042

		3,749,684

Colombia-0.21%
Bancolombia S.A.	366	2,732
Bancolombia S.A., Preference Shares	594	4,446
Cementos Argos S.A.	755	1,035
Ecopetrol S.A.	6,211	3,669
Grupo Argos S.A.	381	1,078
Grupo Aval Acciones y Valores S.A., Preference Shares	1,836	542
Grupo de Inversiones Suramericana S.A.	375	1,921
Interconexion Electrica S.A. ESP	633	3,618

		19,041

Czech Republic-0.15%
CEZ A.S.	225	6,277
Komercni banka A.S.(a)	98	2,975
Moneta Money Bank A.S.(a)(b)	819	3,049
O2 Czech Republic A.S.	80	985

		13,286

Egypt-0.09%
Commercial International Bank Egypt S.A.E.	1,772	6,593
Eastern Co. S.A.E.	1,307	973
Egypt Kuwait Holding Co. S.A.E.	760	760

		8,326

Greece-0.30%
Alpha Services and Holdings S.A.(a)	2,199	3,494
Eurobank Ergasias Services and Holdings S.A.(a)	2,400	2,270
FF Group(a)(c)	21	0
Hellenic Petroleum S.A.	107	745
Hellenic Telecommunications Organization S.A.	320	5,435
JUMBO S.A.	156	2,920
Motor Oil Hellas Corinth Refineries S.A.	92	1,423
Mytilineos S.A.	153	2,853
National Bank of Greece S.A.(a)	1,086	3,380
OPAP S.A.	263	4,037

		26,557

Hong Kong-0.13%
Alibaba Pictures Group Ltd.(a)	25,836	3,759
Kingboard Laminates Holdings Ltd.	1,460	3,650
Nine Dragons Paper Holdings Ltd.	2,701	3,714

		11,123

Hungary-0.26%
Gedeon Richter PLC	195	5,586
Magyar Telekom Telecommunications PLC	714	990
MOL Hungarian Oil & Gas PLC(a)	584	4,041
OTP Bank Nyrt(a)	272	12,246

		22,863

India-4.14%
Axis Bank Ltd., GDR(a)(b)	812	38,529
Dr. Reddy’s Laboratories Ltd., ADR	366	25,261
GAIL (India) Ltd., GDR(b)	1,844	20,007
Infosys Ltd., ADR	2,268	41,006
Larsen & Toubro Ltd., GDR(b)(d)	1,820	32,651
Mahindra & Mahindra Ltd., GDR(b)	2,097	20,802
Reliance Industries Ltd., GDR(b)	1,200	64,920

	Shares	Value
India-(continued)
State Bank of India, GDR(a)(b)	576	$26,928
Tata Motors Ltd., ADR(a)	774	14,977
Tata Steel Ltd., GDR(b)	2,819	38,761
Vedanta Ltd., ADR(d)	1,263	17,354
Wipro Ltd., ADR	3,875	27,745

		368,941

Indonesia-1.38%
PT Adaro Energy Tbk	17,830	1,537
PT Astra International Tbk	22,871	8,708
PT Bank Central Asia Tbk	12,054	26,724
PT Bank Mandiri (Persero) Tbk	24,113	10,308
PT Bank Negara Indonesia (Persero) Tbk	10,578	4,174
PT Bank Rakyat Indonesia (Persero) Tbk	69,310	19,433
PT Barito Pacific Tbk(a)	27,018	1,870
PT Bukit Asam Tbk	6,127	1,005
PT Charoen Pokphand Indonesia Tbk	10,022	4,891
PT Gudang Garam Tbk(a)	684	1,709
PT Hanjaya Mandala Sampoerna Tbk	15,435	1,411
PT Indah Kiat Pulp & Paper Corp. Tbk	3,532	2,225
PT Indocement Tunggal Prakarsa Tbk	1,913	1,702
PT Indofood CBP Sukses Makmur Tbk	3,652	2,200
PT Indofood Sukses Makmur Tbk	6,562	2,964
PT Kalbe Farma Tbk	25,687	2,561
PT Perusahaan Gas Negara Tbk	14,788	1,254
PT Semen Indonesia (Persero) Tbk	4,226	3,050
PT Surya Citra Media Tbk(a)	10,404	1,134
PT Telkom Indonesia (Persero) Tbk	62,335	13,809
PT Tower Bersama Infrastructure Tbk	13,361	2,581
PT Unilever Indonesia Tbk	8,244	3,424
PT United Tractors Tbk	2,174	3,187
PT Vale Indonesia Tbk(a)	3,793	1,211

		123,072

Kuwait-0.56%
Agility Public Warehousing Co. KSC	1,406	4,424
Boubyan Bank KSCP	1,258	2,735
Boubyan Petrochemicals Co. KSCP	507	1,556
Gulf Bank KSCP	2,319	1,670
Humansoft Holding Co. KSC	129	1,409
Kuwait Finance House KSCP	4,675	11,218
Mabanee Co. K.P.S.C.	744	1,726
Mobile Telecommunications Co. KSCP	1,043	2,087
National Bank of Kuwait SAKP	8,407	22,964

		49,789

Malaysia-1.96%
Alliance Bank Malaysia Bhd.(a)	1,488	944
AMMB Holdings Bhd	2,488	1,810
Axiata Group Bhd	6,317	5,968
British American Tobacco Malaysia Bhd	274	959
CIMB Group Holdings Bhd	9,947	10,053
Dialog Group Bhd	6,393	4,744
DiGi.Com Bhd	5,084	5,200
FGV Holdings Bhd	3,577	1,205
Fraser & Neave Holdings Bhd	252	1,846
Gamuda Bhd.(a)	2,195	1,892
Genting Bhd	3,281	3,989
Genting Malaysia Bhd	3,876	2,725
HAP Seng Consolidated Bhd	864	1,694
Hartalega Holdings Bhd	1,889	4,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Malaysia-(continued)
Hong Leong Bank Bhd	861	$3,745
Hong Leong Financial Group Bhd	320	1,295
IHH Healthcare Bhd	4,200	5,516
IJM Corp. Bhd	4,776	2,274
IOI Corp. Bhd	4,456	4,449
IOI Properties Group Bhd	3,583	1,198
Kuala Lumpur Kepong Bhd	306	1,643
Malayan Banking Bhd	5,382	10,813
Malaysia Airports Holdings Bhd	1,160	1,696
Maxis Bhd	3,630	4,076
MISC Bhd	1,860	3,079
Nestle Malaysia Bhd	70	2,319
Petronas Chemicals Group Bhd	4,202	8,411
Petronas Dagangan Bhd	320	1,575
Petronas Gas Bhd	610	2,344
PPB Group Bhd	883	3,988
Press Metal Aluminium Holdings Bhd	2,194	2,785
Public Bank Bhd	20,370	20,637
QL Resources Bhd	1,749	2,583
RHB Bank Bhd	2,476	3,149
Sime Darby Bhd	5,379	2,968
Sime Darby Plantation Bhd	4,545	5,037
Sime Darby Property Bhd	6,949	1,128
Supermax Corp. Bhd	1,700	2,502
Telekom Malaysia Bhd	1,217	1,696
Tenaga Nasional Bhd	5,347	13,001
Top Glove Corp. Bhd	6,668	9,197
Westports Holdings Bhd	1,855	1,947
YTL Corp. Bhd.(a)	7,893	1,378

		174,198

Mexico-2.17%
Alfa S.A.B. de C.V., Class A	3,773	2,650
America Movil S.A.B. de C.V., Series L	39,206	27,498
Arca Continental S.A.B. de C.V.	549	2,951
Becle S.A.B. de C.V.	866	2,074
Cemex S.A.B. de C.V., Series CPO(a)(e)	18,858	15,040
Coca-Cola FEMSA S.A.B. de C.V., Series L	675	3,173
El Puerto de Liverpool S.A.B. de C.V., Series C1(d)	312	1,325
Fibra Uno Administracion S.A. de C.V.	4,364	5,410
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	2,357	18,330
Gruma S.A.B. de C.V., Class B	309	3,374
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	462	2,884
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	468	4,831
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	189	3,210
Grupo Bimbo S.A.B. de C.V., Series A	3,367	6,766
Grupo Carso S.A.B. de C.V., Series A1(a)	666	1,906
Grupo Elektra S.A.B. de C.V.	69	5,205
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,761	21,485
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,586	3,345
Grupo Mexico S.A.B. de C.V., Class B	4,052	18,392
Grupo Televisa S.A.B., Series CPO(a)(g)	3,346	8,336
Industrias Penoles S.A.B. de C.V.(a)	174	2,250
Infraestructura Energetica Nova S.A.B. de C.V.(a)	588	2,529

	Shares	Value
Mexico-(continued)
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	989	$1,716
Megacable Holdings S.A.B. de C.V., Series CPO(h)	312	1,146
Orbia Advance Corp. S.A.B. de C.V.	1,451	4,064
Promotora y Operadora de Infraestructura S.A.B de C.V.	249	1,932
Telesites S.A.B. de C.V.(a)	2,180	2,067
Wal-Mart de Mexico S.A.B. de C.V., Series V	5,905	19,409

		193,298

Philippines-0.85%
Aboitiz Power Corp.	2,751	1,314
Alliance Global Group, Inc.	6,694	1,457
Ayala Corp.	303	4,663
Ayala Land, Inc.	9,998	6,686
Bank of the Philippine Islands	2,625	4,514
BDO Unibank, Inc.	2,811	6,019
Energy Development Corp.(a)(c)	1,155	0
Globe Telecom, Inc.	30	1,142
GT Capital Holdings, Inc.	156	1,701
International Container Terminal Services, Inc.	1,172	3,162
JG Summit Holdings, Inc.	3,965	4,344
Jollibee Foods Corp.	486	1,776
LT Group, Inc.	3,622	1,009
Manila Electric Co.	333	1,887
Megaworld Corp.	19,314	1,264
Metro Pacific Investments Corp.	23,870	2,008
Metropolitan Bank & Trust Co.	2,793	2,552
PLDT, Inc.	162	4,293
San Miguel Corp.	495	1,182
San Miguel Food and Beverage, Inc.	719	995
SM Investments Corp.	609	12,155
SM Prime Holdings, Inc.	12,515	8,954
Universal Robina Corp.	1,022	2,906

		75,983

Qatar-0.89%
Barwa Real Estate Co.	2,547	2,264
Commercial Bank P.S.Q.C. (The)	2,649	3,929
Doha Bank Q.P.S.C.	2,030	1,466
Industries Qatar Q.S.C.	2,670	9,885
Masraf Al Rayan Q.S.C.	4,910	6,025
Mesaieed Petrochemical Holding Co. Q.P.S.C.	5,791	3,070
Ooredoo Q.P.S.C.	684	1,336
Qatar Aluminum Manufacturing Co.	3,655	1,568
Qatar Electricity & Water Co. Q.S.C.	672	3,175
Qatar Fuel Co. Q.P.S.C.	420	2,099
Qatar Gas Transport Co. Ltd.	3,628	3,149
Qatar Insurance Co. (S.A.Q.)(a)	2,138	1,479
Qatar International Islamic Bank Q.S.C.	992	2,520
Qatar Islamic Bank (S.A.Q)	1,547	7,393
Qatar National Bank Q.P.S.C.	5,635	27,703
United Development Co. Q.S.C.	2,319	1,012
Vodafone Qatar Q.S.C.	2,201	1,073

		79,146

Romania-0.04%
NEPI Rockcastle PLC	513	3,455

Russia-2.97%
Aeroflot PJSC(a)	1,049	896
Alrosa PJSC	2,403	3,479
Gazprom PJSC	11,778	36,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Russia-(continued)
Inter RAO UES PJSC	46,269	$3,024
Lukoil PJSC	476	36,751
Magnit PJSC	98	6,675
Magnitogorsk Iron & Steel Works PJSC	1,982	1,721
MMC Norilsk Nickel PJSC	65	22,216
Mobile TeleSystems PJSC	1,241	5,294
Moscow Exchange MICEX-RTS PJSC	1,916	4,516
Novatek PJSC	1,319	23,858
Novolipetsk Steel PJSC	1,358	4,805
PhosAgro PJSC	54	3,141
Polyus PJSC	36	6,651
Rosneft Oil Co. PJSC	1,151	8,057
Rostelecom PJSC(a)	1,322	1,828
RusHydro PJSC	174,495	1,906
Sberbank of Russia PJSC	13,141	52,112
Severstal PAO	245	5,790
Sistema PJSFC	4,505	2,032
Surgutneftegas PJSC	9,070	4,115
Surgutneftegas PJSC, Preference Shares	9,467	5,403
Tatneft PJSC	2,069	13,978
Transneft PJSC, Preference Shares	3	5,666
VTB Bank PJSC	7,006,390	4,799

		264,811

Saudi Arabia-3.43%
Abdullah Al Othaim Markets Co.	81	2,903
Advanced Petrochemical Co.	444	9,614
Al Rajhi Bank	1,019	26,874
Almarai Co. JSC	117	1,679
Arab National Bank	1,184	7,186
Arabian Centres Co. Ltd.	681	4,507
Bank AlBilad	822	8,209
Banque Saudi Fransi	830	8,632
Bupa Arabia for Cooperative Insurance Co.(a)	203	6,258
Co. for Cooperative Insurance (The)(a)	191	3,952
Dallah Healthcare Co.	317	5,385
Dr Sulaiman Al Habib Medical Services Group Co.	78	3,145
Emaar Economic City(a)	1,424	4,071
Etihad Etisalat Co.(a)	231	1,906
Fawaz Abdulaziz Al Hokair & Co.(a)	390	2,250
Jarir Marketing Co.	183	9,711
Mobile Telecommunications Co.(a)	1,226	4,950
Mouwasat Medical Services Co.	111	5,251
National Industrialization Co.(a)	1,202	6,154
National Petrochemical Co	458	5,929
Qassim Cement Co. (The)	231	5,205
Riyad Bank	1,466	10,418
SABIC Agri-Nutrients Co.	363	10,164
Sahara International Petrochemical Co.	974	7,065
Saudi Airlines Catering Co.	299	6,083
Saudi Arabian Mining Co.(a)	510	7,793
Saudi Arabian Oil Co.(b)	1,322	12,479
Saudi Basic Industries Corp.	591	19,542
Saudi British Bank (The)	1,298	10,643
Saudi Cement Co.	183	3,157
Saudi Electricity Co.	312	2,163
Saudi Ground Services Co.(a)	539	5,031
Saudi Industrial Investment Group	498	4,714
Saudi Kayan Petrochemical Co.(a)	1,304	6,329
Saudi National Bank	1,637	24,794

	Shares	Value
Saudi Arabia-(continued)
Saudi Research & Marketing Group(a)	207	$4,990
Saudi Telecom Co.	476	16,120
Saudia Dairy & Foodstuff Co.	108	4,867
Savola Group (The)	195	2,077
Southern Province Cement Co.	291	6,541
Yanbu Cement Co.	198	2,265
Yanbu National Petrochemical Co., Class A	213	4,152

		305,158

South Africa-4.44%
Absa Group Ltd.(a)	965	8,145
African Rainbow Minerals Ltd.	153	2,859
Anglo American Platinum Ltd.	72	9,851
Aspen Pharmacare Holdings Ltd.(a)	510	5,677
AVI Ltd.	285	1,393
Barloworld Ltd.(a)	317	2,090
Bid Corp. Ltd.(a)	407	8,021
Bidvest Group Ltd. (The)	480	5,542
Capitec Bank Holdings Ltd.(a)	110	11,270
Clicks Group Ltd.	351	5,860
Coronation Fund Managers Ltd.	432	1,645
Dis-Chem Pharmacies Ltd.(a)(b)	645	1,044
Discovery Ltd.(a)	513	4,668
Distell Group Holdings Ltd.(a)	129	1,122
Exxaro Resources Ltd.	300	3,154
FirstRand Ltd.	6,193	21,788
Fortress REIT Ltd., Class A	1,712	1,747
Foschini Group Ltd. (The)(a)	300	2,381
Gold Fields Ltd.	1,134	10,724
Growthpoint Properties Ltd.	4,055	4,059
Harmony Gold Mining Co. Ltd.	684	3,115
Impala Platinum Holdings Ltd.	938	17,556
Investec Ltd.	360	1,372
Kumba Iron Ore Ltd.	86	3,903
Liberty Holdings Ltd.(a)	195	775
Life Healthcare Group Holdings Ltd.(a)	2,097	2,752
Momentum Metropolitan Holdings	1,164	1,552
Mr Price Group Ltd.	275	3,447
MTN Group(a)	2,171	13,711
MultiChoice Group	593	5,101
Naspers Ltd., Class N	515	117,516
Nedbank Group Ltd.(a)	473	4,821
Netcare Ltd.(a)	2,207	2,291
Northam Platinum Ltd.(a)	402	6,927
Old Mutual Ltd.	4,438	3,870
Pepkor Holdings Ltd.(a)(b)	1,136	1,266
Pick n Pay Stores Ltd.	407	1,518
PSG Group Ltd.	248	1,280
Rand Merchant Investment Holdings Ltd.	1,145	2,327
Redefine Properties Ltd.(a)	8,490	2,528
Remgro Ltd.	746	5,655
Resilient REIT Ltd.	354	1,220
Sanlam Ltd.	2,225	8,592
Santam Ltd.(a)	69	1,220
Sappi Ltd.(a)	845	2,845
Sasol Ltd.(a)	656	11,033
Shoprite Holdings Ltd.	669	6,668
Sibanye Stillwater Ltd.	3,113	14,531
SPAR Group Ltd. (The)	257	3,250
Standard Bank Group Ltd.	1,644	13,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Africa-(continued)
Telkom S.A. SOC Ltd.	483	$1,305
Tiger Brands Ltd.	248	3,333
Truworths International Ltd.	675	2,239
Vodacom Group Ltd.	561	4,862
Woolworths Holdings Ltd.(a)	1,275	4,320

		395,114

Taiwan-16.62%
Accton Technology Corp.	778	8,857
Acer, Inc.	3,145	3,862
Advantech Co. Ltd.	565	7,201
ASE Technology Holding Co. Ltd.	4,353	18,389
Asia Cement Corp.	2,972	5,315
ASMedia Technology, Inc.	34	1,436
Asustek Computer, Inc.	1,028	13,838
AU Optronics Corp.(a)	9,691	11,501
Capital Securities Corp.	3,241	2,239
Catcher Technology Co. Ltd.	1,121	7,926
Cathay Financial Holding Co. Ltd.	9,300	17,413
Chailease Holding Co. Ltd.	1,381	9,987
Chang Hwa Commercial Bank Ltd.	9,033	5,789
Cheng Shin Rubber Industry Co. Ltd.	2,887	5,591
Chicony Electronics Co. Ltd.	535	1,618
China Airlines Ltd.(a)	2,764	2,098
China Development Financial Holding Corp.	15,241	7,120
China Steel Corp.	15,603	21,952
Chunghwa Telecom Co. Ltd.	4,419	18,035
Compal Electronics, Inc.	5,687	5,090
CTBC Financial Holding Co. Ltd.	21,821	17,811
Delta Electronics, Inc.	2,861	30,983
E.Sun Financial Holding Co. Ltd.	12,182	11,753
Eclat Textile Co. Ltd.	210	4,030
ENNOSTAR, Inc.(a)	598	1,730
Eva Airways Corp.	3,125	2,114
Evergreen Marine Corp. Taiwan Ltd.(a)	3,192	9,028
Far Eastern International Bank	2,625	1,048
Far Eastern New Century Corp.	5,789	6,891
Far EasTone Telecommunications Co. Ltd.	2,264	5,276
Feng TAY Enterprise Co. Ltd.	637	4,732
First Financial Holding Co. Ltd.	12,298	10,082
Formosa Chemicals & Fibre Corp.	4,053	13,189
Formosa Petrochemical Corp.	765	2,835
Formosa Plastics Corp.	5,867	22,264
Formosa Taffeta Co. Ltd.	2,535	3,004
Foxconn Technology Co. Ltd.	991	2,448
Fubon Financial Holding Co. Ltd.	9,213	21,175
Giant Manufacturing Co. Ltd.	282	3,594
Globalwafers Co. Ltd.	337	10,424
Hon Hai Precision Industry Co. Ltd.	14,839	61,623
Hotai Motor Co. Ltd.	328	7,092
HTC Corp.(a)	2,379	3,543
Hua Nan Financial Holdings Co. Ltd.	11,435	7,778
Innolux Corp.	9,000	9,698
Inventec Corp.	3,466	3,369
Largan Precision Co. Ltd.	140	15,587
Lite-On Technology Corp.	2,846	6,511
MediaTek, Inc.	1,816	77,040
Mega Financial Holding Co. Ltd.	12,848	15,018
Micro-Star International Co. Ltd.	946	6,248
Nan Ya Plastics Corp.	6,050	19,103

	Shares	Value
Taiwan-(continued)
Nan Ya Printed Circuit Board Corp.	137	$1,562
Novatek Microelectronics Corp.	735	16,419
Oneness Biotech Co. Ltd.(a)	227	1,918
Pegatron Corp.	2,910	7,668
Pou Chen Corp.	3,194	4,071
President Chain Store Corp.	830	8,053
Quanta Computer, Inc.	3,516	12,386
Realtek Semiconductor Corp.	648	12,342
Shanghai Commercial & Savings Bank Ltd. (The)	3,884	6,042
Shin Kong Financial Holding Co. Ltd.	15,108	5,463
Sino-American Silicon Products, Inc.	445	3,115
SinoPac Financial Holdings Co. Ltd.	14,887	7,088
Synnex Technology International Corp.	2,674	5,332
Taishin Financial Holding Co. Ltd.	9,726	4,909
Taiwan Business Bank	6,443	2,353
Taiwan Cement Corp.	6,343	11,831
Taiwan Cooperative Financial Holding Co. Ltd.	12,447	9,536
Taiwan Fertilizer Co. Ltd.	934	2,040
Taiwan Glass Industry Corp.(a)	2,939	3,562
Taiwan High Speed Rail Corp.	381	429
Taiwan Mobile Co. Ltd.(a)	1,306	4,675
Taiwan Semiconductor Manufacturing Co. Ltd.	29,409	631,704
Teco Electric and Machinery Co. Ltd.	2,664	3,328
Unimicron Technology Corp.	1,548	6,373
Uni-President Enterprises Corp.	6,157	16,554
United Microelectronics Corp.	14,316	29,059
Vanguard International Semiconductor Corp.	1,267	5,420
Walsin Lihwa Corp.	3,145	3,434
Walsin Technology Corp.(a)	702	6,094
Wan Hai Lines Ltd.	2,084	7,065
Win Semiconductors Corp.	590	7,741
Winbond Electronics Corp.	3,000	3,834
Wistron Corp.	3,188	3,732
Wiwynn Corp.	137	4,483
Yageo Corp.	598	11,625
Yuanta Financial Holding Co. Ltd.	14,951	13,916
Yulon Motor Co. Ltd.(a)	319	518
Zhen Ding Technology Holding Ltd.	609	2,311

		1,480,263

Tanzania-0.12%
AngloGold Ashanti Ltd.	536	11,091

Thailand-2.34%
Advanced Info Service PCL, NVDR	1,442	7,919
Airports of Thailand PCL, NVDR	5,782	11,513
Asset World Corp. PCL, NVDR(a)	10,362	1,584
B. Grimm Power PCL, NVDR	1,016	1,395
Bangkok Dusit Medical Services PCL, NVDR	11,745	8,185
Bangkok Expressway & Metro PCL, NVDR	11,730	3,014
Banpu PCL, NVDR	6,475	2,558
Berli Jucker PCL, NVDR	1,442	1,644
BTS Group Holdings PCL, NVDR	11,676	3,356
Bumrungrad Hospital PCL, NVDR	462	1,988
Central Pattana PCL, NVDR	3,397	5,700
Charoen Pokphand Foods PCL, NVDR	5,420	5,048
CP ALL PCL, NVDR(a)	6,798	13,645
Delta Electronics Thailand PCL, NVDR	342	3,888
Electricity Generating PCL, NVDR	378	2,143
Energy Absolute PCL, NVDR	2,955	5,789
Global Power Synergy PCL, NVDR	959	2,241

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Thailand-(continued)
Gulf Energy Development PCL, NVDR	5,782	$6,406
Home Product Center PCL, NVDR	8,421	3,813
Indorama Ventures PCL, NVDR	2,829	4,361
Intouch Holdings PCL, NVDR	3,250	6,654
IRPC PCL, NVDR	15,086	2,006
Krung Thai Bank PCL, NVDR	7,257	2,634
Krungthai Card PCL, NVDR	2,451	6,002
Land & Houses PCL, NVDR	9,779	2,717
Minor International PCL, NVDR(a)	5,348	5,153
Muangthai Capital PCL, NVDR	956	1,965
Osotspa PCL, NVDR	1,724	1,979
PTT Exploration & Production PCL, NVDR	1,955	7,472
PTT Global Chemical PCL, NVDR	3,181	6,921
PTT PCL, NVDR	17,880	22,969
Ratch Group PCL, NVDR	1,103	1,789
Siam Cement PCL (The), NVDR	1,088	16,143
Siam Commercial Bank PCL (The), NVDR	3,613	12,184
Siam Makro PCL, NVDR	2,162	2,621
Srisawad Corp. PCL, NVDR	767	2,051
Thai Oil PCL, NVDR	1,448	2,755
Thai Union Group PCL, NVDR	4,292	2,081
TMB Bank PCL, NVDR	52,914	1,988
Total Access Communication PCL, NVDR	2,003	2,107
True Corp. PCL, NVDR	16,707	1,749

		208,130

Turkey-0.38%
Akbank T.A.S	2,241	1,319
Anadolu Efes Biracilik ve Malt Sanayii A.S.	753	2,118
Arcelik A.S	309	1,281
Aselsan Elektronik Sanayi Ve Ticaret A.S.	942	1,704
BIM Birlesik Magazalar A.S.	588	4,609
Coca-Cola Icecek A.S.	138	1,312
Enka Insaat ve Sanayi A.S.	987	934
Eregli Demir ve Celik Fabrikalari TAS	1,680	3,858
Ford Otomotiv Sanayi A.S.	110	2,332
Haci Omer Sabanci Holding A.S.	1,278	1,247
KOC Holding A.S.	1,154	2,548
Petkim Petrokimya Holding A.S.(a)	1,775	1,437
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	110	1,164
Turk Hava Yollari AO(a)	1,593	2,350
Turkcell Iletisim Hizmetleri A.S.	1,320	2,362
Turkiye Is Bankasi A.S., Class C	1,965	1,154
Turkiye Sise ve Cam Fabrikalari A.S	1,101	997
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	1,364	563
Yapi ve Kredi Bankasi A.S.	2,591	656

		33,945

United Arab Emirates-0.75%
Abu Dhabi Commercial Bank PJSC	3,541	6,045

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

REIT-Real Estate Investment Trust

Rts.-Rights

TBA-To Be Announced

	Shares	Value
United Arab Emirates-(continued)
Abu Dhabi Islamic Bank PJSC	1,214	$1,596
Air Arabia PJSC(a)	5,446	1,898
Aldar Properties PJSC	5,147	4,918
Dana Gas PJSC	4,568	1,029
Dubai Investments PJSC	2,784	1,167
Dubai Islamic Bank PJSC	2,418	2,929
Emaar Development PJSC(a)	2,682	2,008
Emaar Malls PJSC(a)	2,679	1,342
Emaar Properties PJSC	3,827	3,886
Emirates NBD Bank PJSC	1,553	5,264
Emirates Telecommunications Group Co. PJSC	2,325	13,406
First Abu Dhabi Bank PJSC	5,453	21,140

		66,628

United States-0.11%
JBS S.A.	1,218	6,762
Parade Technologies Ltd.	63	3,124

		9,886

Total Common Stocks & Other Equity Interests (Cost $7,659,745)		8,252,380

Exchange-Traded Funds-7.29%
India-7.29%
Invesco India ETF(a)(i)	18,305	436,025
iShares MSCI India ETF	5,186	212,730

Total Exchange-Traded Funds (Cost $632,371)		648,755

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $8,292,116)		8,901,135

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.52%
Invesco Private Government Fund, 0.01%(i)(j)(k)	18,530	18,530
Invesco Private Prime Fund, 0.11%(i)(j)(k)	27,784	27,795

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,325)		46,325

TOTAL INVESTMENTS IN SECURITIES-100.48% (Cost $8,338,441)		8,947,460
OTHER ASSETS LESS LIABILITIES-(0.48)%		(42,664)

NET ASSETS-100.00%		$8,904,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $665,969, which represented 7.48% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this security was out on loan at April 30, 2021.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Less)	Value April 30, 2021	Dividend Income
Invesco India ETF	$110,818	$312,044	$(4,046)	$17,471	$(262)	$436,025	$(565)
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	515	1,494,107	(1,494,622)	-	-	-	5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,324	357,765	(347,559)	-	-	18,530	2	*
Invesco Private Prime Fund	12,486	477,634	(462,327)	-	2	27,795	23	*

Total	$132,143	$2,641,550	$(2,308,554)	$17,471	$(260)	$482,350	$(535)

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2021

Financials	22.73
Consumer Discretionary	16.97
Information Technology	14.93
Communication Services	11.45
Materials	7.90
Consumer Staples	5.37
Industrials	4.70
Energy	4.46
Health Care	4.09
Sector Types Each Less Than 3%	7.36
Money Market Funds Plus Other Assets Less Liabilities	0.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$20,301,338	$8,633,931	$8,465,110
Affiliated investments in securities, at value	21,395	512,902	482,350
Foreign currencies, at value	-	1,613	4,109
Receivable for:
Dividends and interest	21,708	29,725	7,728
Securities lending	-	139	36
Investments sold	544,874	10	-
Foreign tax reclaims	-	2,570	-

Total assets	20,889,315	9,180,890	8,959,333

Liabilities:
Due to custodian	-	-	7,508
Payable for:
Investments purchased	565,504	1	3
Collateral upon return of securities loaned	-	511,886	46,325
Accrued unitary management fees	1,142	497	701

Total liabilities	566,646	512,384	54,537

Net Assets	$20,322,669	$8,668,506	$8,904,796

Net assets consist of:
Shares of beneficial interest	$19,621,114	$7,811,456	$8,437,778
Distributable earnings	701,555	857,050	467,018

Net Assets	$20,322,669	$8,668,506	$8,904,796

Shares outstanding (unlimited amount authorized, $0.01 par value)	770,001	300,001	300,001
Net asset value	$26.39	$28.89	$29.68

Market price	$26.42	$28.98	$29.69

Unaffiliated investments in securities, at cost	$19,711,609	$7,770,512	$7,864,521

Affiliated investments in securities, at cost	$21,395	$512,902	$473,920

Foreign currencies, at cost	$-	$1,801	$4,087

(a)Includes securities on loan with an aggregate value of:	$-	$432,747	$38,197

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Statements of Operations

For the six months ended April 30, 2021

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment income:
Unaffiliated interest income	$152,235	$-	$-
Unaffiliated dividend income	-	115,400	36,897
Affiliated dividend income	2	1	(560)
Securities lending income	-	433	320
Foreign withholding tax	-	(12,423)	(2,893)

Total investment income	152,237	103,411	33,764

Expenses:
Unitary management fees	5,401	2,486	3,285

Less: Waivers	(7)	(3)	(861)

Net expenses	5,394	2,483	2,424

Net investment income	146,843	100,928	31,340

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,424	(5,553)	(21,364)
Affiliated investment securities	-	6	(260)
Foreign currencies	-	(48)	(576)

Net realized gain (loss)	9,424	(5,595)	(22,200)

Change in net unrealized appreciation of:
Unaffiliated investment securities	365,242	1,082,573	490,018
Affiliated investment securities	-	-	17,471
Foreign currencies	-	117	65

Change in net unrealized appreciation	365,242	1,082,690	507,554

Net realized and unrealized gain	374,666	1,077,095	485,354

Net increase in net assets resulting from operations	$521,509	$1,178,023	$516,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)		Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$146,843	$144,573	$100,928	$52,798	$31,340	$54,773
Net realized gain (loss)	9,424	97,610	(5,595)	(23,892)	(22,200)	(71,408)
Change in net unrealized appreciation (depreciation)	365,242	188,262	1,082,690	(163,973)	507,554	178,125

Net increase (decrease) in net assets resulting from operations	521,509	430,445	1,178,023	(135,067)	516,694	161,490

Distributions to Shareholders from:
Distributable earnings	(115,775)	(88,376)	(64,041)	(53,056)	(21,852)	(75,266)

Shareholder Transactions:
Proceeds from shares sold	7,047,212	7,616,756	5,311,431	-	5,937,767	-
Value of shares repurchased	-	(2,555,886)	-	-	-	-

Net increase in net assets resulting from share transactions	7,047,212	5,060,870	5,311,431	-	5,937,767	-

Net increase (decrease) in net assets	7,452,946	5,402,939	6,425,413	(188,123)	6,432,609	86,224

Net assets:
Beginning of period	12,869,723	7,466,784	2,243,093	2,431,216	2,472,187	2,385,963

End of period	$20,322,669	$12,869,723	$8,668,506	$2,243,093	$8,904,796	$2,472,187

Changes in Shares Outstanding:
Shares sold	270,000	300,000	200,000	-	200,000	-
Shares repurchased	-	(100,000)	-	-	-	-
Shares outstanding, beginning of period	500,001	300,001	100,001	100,001	100,001	100,001

Shares outstanding, end of period	770,001	500,001	300,001	100,001	300,001	100,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.74		$24.89	$24.40		$24.99	$25.00

Net investment income(b)	0.24		0.35	0.59		0.63	0.06
Net realized and unrealized gain (loss) on investments	0.64		0.71	0.39		(0.55)	(0.07)

Total from investment operations	0.88		1.06	0.98		0.08	(0.01)

Distributions to shareholders from:
Net investment income	(0.21)		(0.21)	(0.49)		(0.67)	-
Net realized gains	(0.02)		-	-		-	-

Total distributions	(0.23)		(0.21)	(0.49)		(0.67)	-

Net asset value at end of period	$26.39		$25.74	$24.89		$24.40	$24.99

Market price at end of period(c)	$26.42		$25.75	$24.90		$24.40	$24.99

Net Asset Value Total Return(d)	3.44%		4.28%	4.04%		0.33%	(0.04	)%(e)
Market Price Total Return(d)	3.52%		4.28%	4.07%		0.33%	(0.04	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$20,323		$12,870	$7,467		$2,440	$2,499
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.20	%(g)	0.07%	0.07	%(f)
Net investment income	1.90	%(f)	1.40%	2.39	%(g)	2.53%	2.22	%(f)
Portfolio turnover rate(h)	19%		29%	30%		19%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.12%. The market price total return from Fund Inception to October 31, 2017 was 0.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.13%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.43		$24.31	$22.80		$25.37	$25.00

Net investment income(b)	0.39		0.53	0.69		0.73	0.07
Net realized and unrealized gain (loss) on investments	6.28		(1.88)	1.61		(2.60)	0.30

Total from investment operations	6.67		(1.35)	2.30		(1.87)	0.37

Distributions to shareholders from:
Net investment income	(0.21)		(0.53)	(0.77)		(0.70)	-
Net realized gains	-		-	(0.02)		-	-

Total distributions	(0.21)		(0.53)	(0.79)		(0.70)	-

Net asset value at end of period	$28.89		$22.43	$24.31		$22.80	$25.37

Market price at end of period(c)	$28.98		$22.63	$24.35		$23.03	$25.54

Net Asset Value Total Return(d)	29.79%		(5.33)%	10.31%		(7.60)%	1.48	%(e)
Market Price Total Return(d)	29.04%		(4.66)%	9.37%		(7.30)%	2.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,669		$2,243	$2,431		$2,280	$2,537
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.37	%(g)	0.07%	0.07	%(f)
Net investment income	2.84	%(f)	2.30%	2.99	%(g)	2.89%	2.38	%(f)
Portfolio turnover rate(h)	2%		3%	4%		7%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.80%. The market price total return from Fund Inception to October 31, 2017 was 2.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.30%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended April 30, 2021		Years Ended October 31,					For the Period September 19, 2017(a) Through October 31,
	(Unaudited)		2020		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.72		$23.86		$21.66		$25.07	$25.00

Net investment income(b)	0.19		0.55		0.74	(c)	0.66	0.03
Net realized and unrealized gain (loss) on investments	4.90		1.06		2.06		(3.42)	0.04

Total from investment operations	5.09		1.61		2.80		(2.76)	0.07

Distributions to shareholders from:
Net investment income	(0.13)		(0.75)		(0.60)		(0.65)	-

Net asset value at end of period	$29.68		$24.72		$23.86		$21.66	$25.07

Market price at end of period(d)	$29.69		$24.97		$23.82		$21.75	$25.20

Net Asset Value Total Return(e)	20.60%		7.08%		13.02%		(11.28)%	0.28	%(f)
Market Price Total Return(e)	19.43%		8.33%		12.34%		(11.38)%	0.80	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,905		$2,472		$2,386		$2,166	$2,507
Ratio to average net assets of:
Expenses, after Waivers	0.10	%(g)(h)	0.11	%(h)	0.39	%(h)(i)	0.11%	0.14	%(g)
Expenses, prior to Waivers	0.14	%(g)(h)	0.14	%(h)	0.43	%(h)(i)	0.14%	0.14	%(g)
Net investment income	1.34	%(g)	2.35%		3.16	%(c)(i)	2.64%	1.03	%(g)
Portfolio turnover rate(j)	21%		18%		13%		16%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.56 and 2.39%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.05%. The market price total return from Fund Inception to October 31, 2017 was (0.39)%.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.29%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

PureBetaSM 0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM

PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index

PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

36

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Changing U.S. Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened

37

volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in

38

foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Inflation-Linked Security Risk. For certain Funds, the value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, and as a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

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U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax

40

benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Treasury Inflation-Protected Securities - PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral

41

invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

PureBetaSM 0-5 Yr US TIPS ETF	0.07%

PureBetaSM FTSE Developed ex-North America ETF	0.07%

PureBetaSM FTSE Emerging Markets ETF	0.14%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2021, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$7

PureBetaSM FTSE Developed ex-North America ETF	3

PureBetaSM FTSE Emerging Markets ETF	861

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC

PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.

PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.

42

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

PureBetaSM 0-5 Yr US TIPS ETF

Investments in Securities

U.S. Treasury Securities	$-	$20,301,338	$-	$20,301,338

Money Market Funds	21,395	-	-	21,395

Total Investments	$21,395	$20,301,338	$-	$20,322,733

PureBetaSM FTSE Developed ex-North America ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,629,111	$4,776	$44	$8,633,931

Money Market Funds	1,016	511,886	-	512,902

Total Investments	$8,630,127	$516,662	$44	$9,146,833

PureBetaSM FTSE Emerging Markets ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,245,351	$3,247	$3,782	$8,252,380

Exchange-Traded Funds	648,755	-	-	648,755

Money Market Funds	-	46,325	-	46,325

Total Investments	$8,894,106	$49,572	$3,782	$8,947,460

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2020, as follows:

	No expiration
	Short-Term	Long-Term	Total*

PureBetaSM 0-5 Yr US TIPS ETF	$-	$-	$-

PureBetaSM FTSE Developed ex-North America ETF	-	34,804	34,804

PureBetaSM FTSE Emerging Markets ETF	-	126,120	126,120

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

PureBetaSM FTSE Developed ex-North America ETF	$446,360	$119,946

PureBetaSM FTSE Emerging Markets ETF	4,993,568	922,132

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

PureBetaSM 0-5 Yr US TIPS ETF	$6,989,269	$-

PureBetaSM FTSE Developed ex-North America ETF	4,994,048	-

PureBetaSM FTSE Emerging Markets ETF	1,876,261	-

As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

PureBetaSM 0-5 Yr US TIPS ETF	$590,083	$(6,752)	$583,331	$19,739,402

PureBetaSM FTSE Developed ex-North America ETF	1,086,212	(228,470)	857,742	8,289,091

PureBetaSM FTSE Emerging Markets ETF	903,724	(297,914)	605,810	8,341,650

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have

44

not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

45

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

In addition to the fees and expenses which the Invesco PureBetaSM FTSE Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

Actual	$1,000.00	$1,034.40	0.07%	$0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

Actual	1,000.00	1,297.90	0.07	0.40

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

46

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

Actual	$1,000.00	$1,206.00	0.10%	$0.55

Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed High Dividend Low
Invesco FTSE RAFI Emerging Markets ETF	Volatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Quality ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Water ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Industrials ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Information Technology ETF
Invesco Preferred ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Materials ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM MSCI USA ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Senior Loan ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Taxable Municipal Bond ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Treasury Collateral ETF
Invesco Russell 1000 Equal Weight ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Low Beta Equal Weight ETF	Invesco VRDO Tax-Free ETF

Also at the April 15, 2021 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of

48

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2020, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the ten-year period for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for the Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04%: Invesco PureBetaSM MSCI USA ETF

●	0.05%: Invesco PureBetaSM US Aggregate Bond ETF

●	0.06%: Invesco PureBetaSM MSCI USA Small Cap ETF

●	0.07%: Invesco PureBetaSM 0-5 Yr US TIPS ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF

●	0.08%: Invesco Treasury Collateral ETF

●	0.10%: Invesco S&P 500 Minimum Variance ETF

●	0.13%: Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

●	0.14%: Invesco PureBetaSM FTSE Emerging Markets ETF

●	0.20%: Invesco Russell 1000 Equal Weight ETF

●	0.22%: Invesco Fundamental Investment Grade Corporate Bond ETF

49

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●

0.25%: Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free ETF

●	0.28%: Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

●

0.29%: Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

●	0.30%: Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

●

0.35%: Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF

●	0.39%: Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

●	0.45%: Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF

●	0.49%: Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

●

0.50%: Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

●	0.55%: Invesco International BuyBack Achievers™ ETF

●	0.60%: Invesco DWA SmallCap Momentum ETF

●	0.65%: Invesco Senior Loan ETF

●	0.70%: Invesco China Technology ETF

●	0.75%: Invesco Global Clean Energy ETF, Invesco Global Water ETF

●	0.80%: Invesco DWA Developed Markets Momentum ETF

●	0.90%: Invesco DWA Emerging Markets Momentum ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

50

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		N/A	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF			X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF			X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco Russell 1000 Low Beta Equal Weight ETF			X

Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X

Invesco S&P 500® High Beta ETF	X		X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X

Invesco S&P International Developed Low Volatility ETF	X		X

Invesco S&P International Developed Momentum ETF	X	N/A	X

Invesco S&P International Developed Quality ETF	X	N/A	X

Invesco S&P MidCap 400 Revenue ETF			X

51

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	X	X	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

52

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12 and April 15, 2021 Board meetings, and Invesco Advisers, Inc., in connection with the April 15, 2021 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

53

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

54

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2021
IDLB	Invesco FTSE International Low Beta Equal Weight ETF
EELV	Invesco S&P Emerging Markets Low Volatility ETF
EEMO	Invesco S&P Emerging Markets Momentum ETF

IDHD	Invesco S&P International Developed High Dividend Low Volatility ETF

IDLV	Invesco S&P International Developed Low Volatility ETF

IDMO	Invesco S&P International Developed Momentum ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-97.49%
Australia-5.45%
Altium Ltd.	492	$11,268
Ansell Ltd.	354	11,556
APA Group	1,377	10,669
Appen Ltd.	788	9,532
ASX Ltd.	188	10,598
Aurizon Holdings Ltd.	3,496	10,127
AusNet Services	7,655	11,205
BHP Group Ltd.	253	9,322
Brambles Ltd.	1,281	10,291
CIMIC Group Ltd.(a)(b)	645	9,666
Coles Group Ltd.	827	10,426
Commonwealth Bank of Australia	151	10,386
CSL Ltd.	48	10,054
Dexus	1,433	11,257
Domino’s Pizza Enterprises Ltd.	142	11,698
Evolution Mining Ltd.	3,161	11,305
Fortescue Metals Group Ltd.	565	9,859
Goodman Group	758	11,072
Harvey Norman Holdings Ltd.	2,429	9,888
IGO Ltd.	1,821	10,536
Iluka Resources Ltd.	1,727	10,325
Medibank Pvt Ltd.	4,607	10,961
Metcash Ltd.	3,750	10,283
Newcrest Mining Ltd.	532	10,898
Northern Star Resources Ltd.	1,301	10,562
Orora Ltd.	4,418	10,852
Ramsay Health Care Ltd.	192	9,984
Reece Ltd.	729	11,414
Rio Tinto Ltd.	100	9,358
Rio Tinto PLC	113	9,506
Shopping Centres Australasia Property Group	5,465	10,511
Sonic Healthcare Ltd.	406	11,253
Suncorp Group Ltd.	1,265	10,270
Telstra Corp. Ltd.	4,148	10,862
TPG Telecom Ltd.	1,937	8,244
Treasury Wine Estates Ltd.	1,227	9,516
Washington H Soul Pattinson & Co. Ltd.	432	10,101
Wesfarmers Ltd.	254	10,617
WiseTech Global Ltd.	460	11,168
Woolworths Group Ltd.	323	9,806

		417,206

Austria-0.57%
ANDRITZ AG	206	11,209
Raiffeisen Bank International AG	474	10,379
Telekom Austria AG	1,311	10,732
Verbund AG	136	11,182

		43,502

Belgium-1.51%
Ackermans & van Haaren N.V.	62	9,926
Ageas S.A./N.V.	167	10,124
Elia Group S.A./N.V.(b)	98	10,617
Etablissements Franz Colruyt N.V.	171	10,155
Groupe Bruxelles Lambert S.A.	99	10,843
Proximus SADP(b)	513	10,949
Sofina S.A.	30	11,419
Telenet Group Holding N.V.	256	10,977

	Shares	Value
Belgium-(continued)
UCB S.A.	103	$9,555
Umicore S.A.	170	10,347
Warehouses De Pauw C.V.A.	300	10,589

		115,501

Brazil-0.14%
Yara International ASA	200	10,464

Canada-4.28%
Agnico Eagle Mines Ltd.	179	11,178
Bank of Nova Scotia (The)	165	10,498
Barrick Gold Corp.	514	10,943
BCE, Inc.	229	10,815
Canadian Imperial Bank of Commerce	105	10,906
Canadian National Railway Co.	91	9,789
Canadian Pacific Railway Ltd.	28	10,440
Canadian Utilities Ltd., Class A	422	12,051
Constellation Software, Inc.	8	11,731
Dollarama, Inc.	257	11,966
Enbridge, Inc.	286	11,022
Fortis, Inc.	255	11,365
Franco-Nevada Corp.	93	12,944
George Weston Ltd.	131	11,557
Great-West Lifeco, Inc.	395	11,443
Hydro One Ltd.(c)	472	11,307
Intact Financial Corp.	87	11,554
Loblaw Cos. Ltd.	203	11,262
Metro, Inc.	239	10,942
Nutrien Ltd.	183	10,093
Rogers Communications, Inc., Class B	225	11,073
Royal Bank of Canada	116	11,062
Saputo, Inc.	350	11,113
Shaw Communications, Inc., Class B	557	16,119
TC Energy Corp.	229	11,320
TELUS Corp.	488	10,115
Thomson Reuters Corp.	115	10,656
Toronto-Dominion Bank (The)	161	11,059
Wheaton Precious Metals Corp.	280	11,606

		327,929

Chile-0.13%
Antofagasta PLC	391	10,099

China-1.61%
AAC Technologies Holdings, Inc.	2,000	11,137
Kerry Logistics Network Ltd.	3,304	9,933
Lee & Man Paper Manufacturing Ltd.	10,000	8,716
Lenovo Group Ltd.	7,841	10,782
Minth Group Ltd.	2,474	10,050
Sun Art Retail Group Ltd.	10,957	10,101
Tingyi Cayman Islands Holding Corp.	5,057	9,102
Towngas China Co. Ltd.(a)	22,355	11,024
Uni-President China Holdings Ltd.	8,379	10,206
Want Want China Holdings Ltd.	14,132	10,244
Wilmar International Ltd.	2,513	9,860
Xinyi Glass Holdings Ltd.	3,357	11,908

		123,063

Denmark-1.05%
Ambu A/S, Class B	232	13,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Denmark-(continued)
Chr. Hansen Holding A/S(a)	121	$11,137
Coloplast A/S, Class B	68	11,266
DSV Panalpina A/S	54	12,058
GN Store Nord A/S	125	11,299
Novo Nordisk A/S, Class B	141	10,341
Novozymes A/S, Class B	162	11,546

		80,664

Finland-1.23%
Elisa OYJ	167	9,487
Huhtamaki OYJ	219	10,403
Kesko OYJ, Class B	396	12,080
Kojamo OYJ	521	11,308
Kone OYJ, Class B	129	10,147
Nokian Renkaat OYJ	272	10,144
Orion OYJ, Class B	248	10,995
Stora Enso OYJ, Class R	492	9,435
UPM-Kymmene OYJ	253	9,913

		93,912

France-4.07%
Air Liquide S.A.(b)	66	11,133
Alstom S.A.(a)	190	10,393
BioMerieux	78	9,288
Bollore S.A.	2,040	10,314
Bureau Veritas S.A.(a)	365	10,928
Carrefour S.A.	585	11,342
Cie Generale des Etablissements Michelin S.C.A.	66	9,562
Danone S.A.(b)	150	10,587
Dassault Systemes SE	48	11,149
Edenred	190	10,784
Gecina S.A.	73	10,690
Hermes International	9	11,311
Iliad S.A.	55	9,998
Kering S.A.	16	12,837
Legrand S.A.	116	11,311
L’Oreal S.A.	27	11,104
LVMH Moet Hennessy Louis Vuitton SE	16	12,061
Neoen S.A.(a)(b)(c)	197	9,026
Orange S.A.	867	10,802
Orpea S.A.(a)	84	10,825
Pernod Ricard S.A.	53	10,891
Remy Cointreau S.A.	53	10,604
Sanofi(b)	111	11,661
Sartorius Stedim Biotech	24	11,036
Schneider Electric SE	66	10,569
SEB S.A.	58	10,578
SOITEC(a)	50	10,118
Teleperformance	27	10,437
Vivendi SE	285	9,949

		311,288

Germany-5.57%
1&1 Drillisch AG	349	10,503
adidas AG(a)	29	8,967
Bechtle AG	53	10,805
Beiersdorf AG	100	11,304
Brenntag SE	129	11,597
Carl Zeiss Meditec AG, BR	67	11,820
Covestro AG(c)	134	8,778
Deutsche Boerse AG	62	10,695

	Shares	Value
Germany-(continued)
Deutsche Post AG	197	$11,610
Deutsche Telekom AG	559	10,767
Deutsche Wohnen SE	216	11,701
E.ON SE	1,005	12,130
Evotec SE(a)	264	11,005
Fielmann AG(a)	128	9,754
Fresenius Medical Care AG & Co. KGaA	144	11,469
FUCHS PETROLUB SE	62	2,691
FUCHS PETROLUB SE, Preference Shares	131	6,992
Hannover Rueck SE	56	10,368
HelloFresh SE(a)	138	11,463
Henkel AG & Co. KGaA	39	3,883
Henkel AG & Co. KGaA, Preference Shares	65	7,477
KION Group AG	110	10,983
Knorr-Bremse AG	79	9,700
LEG Immobilien SE	74	10,307
Merck KGaA	62	10,908
METRO AG	884	9,684
Nemetschek SE	159	11,867
Puma SE(a)	96	10,137
Rational AG	12	10,019
RWE AG	276	10,479
SAP SE	81	11,385
Sartorius AG, Preference Shares	20	11,296
Scout24 AG(b)(c)	135	11,236
Siemens AG	62	10,361
Siemens Healthineers AG(c)	185	10,574
Symrise AG	86	11,119
TeamViewer AG(a)(c)	180	8,572
Telefonica Deutschland Holding AG(b)	3,805	11,075
Uniper SE(b)	285	10,409
United Internet AG	228	9,609
Vonovia SE	155	10,195
Zalando SE(a)(c)	100	10,418

		426,112

Hong Kong-2.52%
CLP Holdings Ltd.	1,001	9,879
Dairy Farm International Holdings Ltd.	2,339	10,198
Haitong International Securities Group Ltd.(b)	31,742	10,013
Hang Seng Bank Ltd.	535	10,504
Hong Kong & China Gas Co. Ltd. (The)	6,803	10,914
Hong Kong Exchanges & Clearing Ltd.	159	9,622
Hutchison Telecommunications Hong Kong Holdings Ltd.	56,178	10,922
Kerry Properties Ltd.	3,386	11,422
MTR Corp. Ltd.	1,939	10,810
Power Assets Holdings Ltd.	1,804	11,091
Sino Land Co. Ltd.	6,464	9,604
Sun Hung Kai Properties Ltd.	660	9,968
Techtronic Industries Co. Ltd.	621	11,322
United Energy Group Ltd.(a)	54,609	10,828
Vinda International Holdings Ltd.(b)	3,913	13,930
Vitasoy International Holdings Ltd.	2,699	10,442
VTech Holdings Ltd.	1,293	11,861
WH Group Ltd.(c)	11,000	9,616

		192,946

Ireland-0.68%
CRH PLC	219	10,391
Flutter Entertainment PLC(a)	49	10,068

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Ireland-(continued)
Glanbia PLC(b)	723	$10,653
Kerry Group PLC, Class A	79	10,252
Smurfit Kappa Group PLC	204	10,490

		51,854

Israel-2.64%
Amot Investments Ltd.	1,936	12,684
Bank Hapoalim BM(a)	1,411	11,267
Bank Leumi Le-Israel BM	1,594	11,245
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	10,711	11,681
Elbit Systems Ltd.	77	10,610
Electra Ltd.	19	10,558
Energix-Renewable Energies Ltd.	2,968	11,704
First International Bank of Israel Ltd.(a)	382	11,695
Harel Insurance Investments & Financial Services Ltd.	1,115	11,723
Maytronics Ltd.	594	12,161
Nice Ltd.(a)	46	11,131
Nova Measuring Instruments Ltd.(a)	120	11,751
OPC Energy Ltd.(a)	919	9,209
Phoenix Holdings Ltd. (The)	1,298	11,566
Sapiens International Corp. N.V.	316	10,542
Shapir Engineering and Industry Ltd.	1,540	11,068
Shufersal Ltd.	1,247	10,119
Strauss Group Ltd.	379	11,100

		201,814

Italy-2.65%
A2A S.p.A.	6,001	11,753
Amplifon S.p.A.(a)	266	11,249
Buzzi Unicem S.p.A.	382	10,213
Davide Campari-Milano N.V.	889	10,501
DiaSorin S.p.A.(b)	51	8,672
Enel S.p.A.	1,092	10,867
Ferrari N.V.	52	11,152
FinecoBank Banca Fineco S.p.A.(a)	574	9,895
Hera S.p.A.	2,863	11,528
Infrastrutture Wireless Italiane S.p.A.(c)	994	11,607
Italgas S.p.A.	1,709	11,155
Moncler S.p.A.(a)	161	9,888
Nexi S.p.A.(a)(c)	555	10,650
Poste Italiane S.p.A.(c)	837	10,983
Prysmian S.p.A.	308	9,659
Recordati Industria Chimica e Farmaceutica S.p.A.	194	10,705
Snam S.p.A.	1,975	11,127
Terna Rete Elettrica Nazionale S.p.A.	1,472	10,862
UnipolSai Assicurazioni S.p.A.	3,360	10,460

		202,926

Japan-32.05%
ABC-Mart, Inc.	200	10,704
Acom Co. Ltd.	2,200	9,440
Advance Residence Investment Corp.	4	12,753
Advantest Corp.	123	11,681
Aica Kogyo Co. Ltd.	282	10,010
Ain Holdings, Inc.	161	8,941
Air Water, Inc.	631	10,449
Ajinomoto Co., Inc.	518	10,362
Alfresa Holdings Corp.	593	10,617
Amano Corp.	400	10,865
Anritsu Corp.	453	8,819

	Shares	Value
Japan-(continued)
Ariake Japan Co. Ltd.	169	$9,787
As One Corp.	78	9,741
ASKUL Corp.	315	11,527
Astellas Pharma, Inc.	636	9,545
Azbil Corp.	219	8,856
Benesse Holdings, Inc.	493	10,883
Calbee, Inc.	415	9,944
Canon Marketing Japan, Inc.	456	11,001
Canon, Inc.	505	12,026
Capcom Co. Ltd.	334	10,848
Chubu Electric Power Co., Inc.	815	9,846
Chugai Pharmaceutical Co. Ltd.	233	8,742
Chugoku Bank Ltd. (The)	1,260	9,948
Chugoku Electric Power Co., Inc. (The)	827	9,231
COMSYS Holdings Corp.	373	11,568
Cosmos Pharmaceutical Corp.	72	10,335
CyberAgent, Inc.	704	14,479
Dai Nippon Printing Co. Ltd.	500	9,931
Daifuku Co. Ltd.	109	10,790
Daikin Industries Ltd.	51	10,232
Daio Paper Corp.	600	9,826
Daiwa House REIT Investment Corp.	4	10,726
Daiwa Securities Group, Inc.	2,000	10,651
DIC Corp.	400	10,221
Disco Corp.	33	10,688
Eisai Co. Ltd.	147	9,588
Elecom Co. Ltd.	486	10,226
Electric Power Development Co. Ltd.	660	10,543
Ezaki Glico Co. Ltd.	233	8,708
FP Corp.	255	9,903
Fuji Oil Holdings, Inc.	350	9,014
FUJIFILM Holdings Corp.	175	11,346
Fujitsu General Ltd.	379	10,055
Fujitsu Ltd.	74	11,783
Fukuyama Transporting Co. Ltd.	253	9,687
GLP J-REIT	7	11,732
GMO internet, Inc.	372	11,078
GMO Payment Gateway, Inc.	90	11,486
GOLDWIN, Inc.	152	9,081
GungHo Online Entertainment, Inc.	500	9,533
Gunma Bank Ltd. (The)	3,068	10,020
H.U. Group Holdings, Inc.	340	11,120
Hachijuni Bank Ltd. (The)	2,944	10,046
Hamamatsu Photonics KK	171	9,918
Haseko Corp.	800	10,722
Hirose Electric Co. Ltd.	68	10,831
Hitachi Transport System Ltd.	279	8,666
Hokuriku Electric Power Co.	1,637	9,914
House Foods Group, Inc.	294	9,132
Hoya Corp.	99	11,263
Hulic Co. Ltd.	993	11,301
Ibiden Co. Ltd.	235	11,137
Industrial & Infrastructure Fund Investment Corp.	6	10,874
IR Japan Holdings Ltd.	83	10,912
Ito En Ltd.(b)	161	8,911
ITOCHU Corp.	326	10,164
Itochu Techno-Solutions Corp.	377	13,072
Itoham Yonekyu Holdings, Inc.	1,533	9,860
Iwatani Corp.	200	12,534
Iyo Bank Ltd. (The)	1,754	9,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Izumi Co. Ltd.	262	$10,415
Japan Exchange Group, Inc.	473	11,084
Japan Logistics Fund, Inc.	4	11,454
Japan Post Bank Co. Ltd.	1,030	9,414
Japan Post Holdings Co. Ltd.(a)	1,186	9,956
Japan Real Estate Investment Corp.	2	12,406
Japan Tobacco, Inc.	544	10,173
JCR Pharmaceuticals Co. Ltd.	308	8,383
JSR Corp.	358	11,021
Justsystems Corp.	182	10,557
Kagome Co. Ltd.	326	9,350
Kaken Pharmaceutical Co. Ltd.	256	10,539
Kamigumi Co. Ltd.	500	9,721
Kandenko Co. Ltd.	1,260	10,767
Kansai Electric Power Co., Inc. (The)	1,018	10,077
Kao Corp.	155	9,936
KDDI Corp.	363	10,979
Kewpie Corp.	518	12,246
Keyence Corp.	24	11,532
Kinden Corp.	602	10,233
Kobayashi Pharmaceutical Co. Ltd.	108	9,634
Kobe Bussan Co. Ltd.(b)	436	11,655
Koei Tecmo Holdings Co. Ltd.	227	10,145
KOKUYO Co. Ltd.	777	11,999
Kuraray Co. Ltd.	900	9,774
Kusuri no Aoki Holdings Co. Ltd.	134	9,415
Kyocera Corp.	170	10,322
Kyowa Exeo Corp.	388	10,319
Kyowa Kirin Co. Ltd.	379	11,512
Kyudenko Corp.	301	10,464
Kyushu Electric Power Co., Inc.	1,200	10,956
Kyushu Financial Group, Inc.	2,420	9,409
LaSalle Logiport REIT	7	11,367
Lawson, Inc.	202	9,055
Lintec Corp.	422	9,200
Lion Corp.	570	10,690
Maeda Road Construction Co. Ltd.	540	10,375
Mani, Inc.	481	11,336
Maruichi Steel Tube Ltd.	400	10,016
Maruwa Unyu Kikan Co. Ltd.	600	10,484
Matsui Securities Co. Ltd.	1,198	9,393
Matsumotokiyoshi Holdings Co. Ltd.	223	8,946
Mebuki Financial Group, Inc.	4,600	10,016
Medipal Holdings Corp.	517	9,498
Megmilk Snow Brand Co. Ltd.	470	9,412
MEIJI Holdings Co. Ltd.	161	9,972
MISUMI Group, Inc.	300	8,453
Mitsubishi Electric Corp.	700	10,772
Mitsubishi Shokuhin Co. Ltd.	382	10,334
Mitsui Fudosan Logistics Park, Inc.	2	10,356
Miura Co. Ltd.	199	10,432
Mizuho Financial Group, Inc.	700	9,830
Mochida Pharmaceutical Co. Ltd.	270	9,399
MonotaRO Co. Ltd.	362	9,240
Mori Hills REIT Investment Corp.	8	11,615
Morinaga & Co. Ltd.	271	9,025
Morinaga Milk Industry Co. Ltd.	229	12,528
MS&AD Insurance Group Holdings, Inc.	360	10,193
Murata Manufacturing Co. Ltd.	120	9,555
Nankai Electric Railway Co. Ltd.(b)	463	10,217

	Shares	Value
Japan-(continued)
NEC Corp.	188	$10,939
NEC Networks & System Integration Corp.	634	10,922
NET One Systems Co. Ltd.	340	11,167
Nexon Co. Ltd.	301	9,982
NH Foods Ltd.	226	10,080
Nichirei Corp.	382	9,653
Nidec Corp.	81	9,378
Nihon Kohden Corp.	398	12,034
Nihon M&A Center, Inc.	378	9,904
Nihon Unisys Ltd.	353	11,190
Nintendo Co. Ltd.	18	10,324
Nippo Corp.	392	10,264
Nippon Accommodations Fund, Inc.	2	11,875
Nippon Building Fund, Inc.	2	13,138
Nippon Kayaku Co. Ltd.	1,000	9,258
Nippon Paper Industries Co. Ltd.	803	9,859
Nippon Prologis REIT, Inc.	3	9,634
Nippon Shinyaku Co. Ltd.(b)	149	10,033
Nippon Telegraph & Telephone Corp.	447	11,266
Nippon Television Holdings, Inc.	779	10,191
Nissan Chemical Corp.	180	9,255
Nisshin Seifun Group, Inc.	608	9,801
Nissin Foods Holdings Co. Ltd.(b)	136	9,643
Nitori Holdings Co. Ltd.	55	9,867
Noevir Holdings Co. Ltd.	212	9,339
NOF Corp.	198	10,470
Nomura Holdings, Inc.	1,708	9,171
Nomura Real Estate Master Fund, Inc.	7	11,066
Nomura Research Institute Ltd.	374	11,514
NS Solutions Corp.	336	10,159
OBIC Business Consultants Co. Ltd.	167	9,809
Obic Co. Ltd.	61	11,792
Oji Holdings Corp.	1,590	10,023
Ono Pharmaceutical Co. Ltd.	421	10,596
Oracle Corp. Japan	99	9,284
Osaka Gas Co. Ltd.	621	11,976
Otsuka Corp.	229	11,544
Otsuka Holdings Co. Ltd.	229	8,801
Paltac Corp.	178	9,266
Pan Pacific International Holdings Corp.	407	8,769
Pigeon Corp.	312	10,576
Pola Orbis Holdings, Inc.	500	12,959
Rengo Co. Ltd.	1,259	10,447
Rohto Pharmaceutical Co. Ltd.	406	10,411
Sankyo Co. Ltd.	355	9,172
Santen Pharmaceutical Co. Ltd.	740	9,478
Sawai Group Holdings Co. Ltd.	227	10,924
Secom Co. Ltd.	105	8,719
Sekisui House Reit, Inc.	13	10,823
Seven & i Holdings Co. Ltd.	261	11,220
Seven Bank Ltd.	4,500	9,675
SG Holdings Co. Ltd.	422	9,590
Shikoku Electric Power Co., Inc.	1,487	10,883
Shimamura Co. Ltd.	102	10,097
Shimano, Inc.	48	10,994
Shinsei Bank Ltd.(a)	648	9,432
Shionogi & Co. Ltd.	177	9,306
Ship Healthcare Holdings, Inc.	422	11,057
Shizuoka Bank Ltd. (The)	1,318	10,093
SHO-BOND Holdings Co. Ltd.	237	9,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
SKY Perfect JSAT Holdings, Inc.	2,308	$9,692
SMC Corp.	17	9,868
Softbank Corp.	778	10,032
SoftBank Group Corp.	100	9,044
Sohgo Security Services Co. Ltd.	210	9,203
Sojitz Corp.	3,676	10,964
Sompo Holdings, Inc.	267	9,917
Sony Group Corp.	97	9,673
Sugi Holdings Co. Ltd.	142	10,913
Sundrug Co. Ltd.	273	9,304
Suntory Beverage & Food Ltd.	265	8,946
Suzuken Co. Ltd.	275	9,900
Sysmex Corp.	110	10,994
Taisho Pharmaceutical Holdings Co. Ltd.	166	9,780
Taiyo Yuden Co. Ltd.	200	9,185
Takara Bio, Inc.	379	9,688
Teijin Ltd.	545	8,965
Terumo Corp.	275	10,396
TIS, Inc.	485	12,047
Toda Corp.	1,415	10,084
Toho Gas Co. Ltd.	176	9,774
Tohoku Electric Power Co., Inc.	1,201	10,581
Tokai Carbon Co. Ltd.	700	11,386
Tokio Marine Holdings, Inc.	217	10,383
Tokuyama Corp.	400	9,039
Tokyo Electron Ltd.	25	11,052
Tokyo Gas Co. Ltd.	545	11,034
Tokyo Ohka Kogyo Co. Ltd.	200	13,284
Tosoh Corp.	600	10,638
Toyo Suisan Kaisha Ltd.	275	11,208
Toyota Industries Corp.	119	9,526
Toyota Motor Corp.	149	11,078
Trend Micro, Inc.	211	10,038
Tsumura & Co.	354	11,789
Tsuruha Holdings, Inc.	74	8,544
TV Asahi Holdings Corp.	500	9,140
Unicharm Corp.	233	9,047
Welcia Holdings Co. Ltd.	332	10,357
Yakult Honsha Co. Ltd.	207	10,075
Yamaguchi Financial Group, Inc.	1,683	9,931
Yamato Holdings Co. Ltd.	368	10,386
Yamazaki Baking Co. Ltd.	601	9,518
Yaoko Co. Ltd.	165	10,521
Z Holdings Corp.	1,800	8,316
Zensho Holdings Co. Ltd.	400	10,027
Zeon Corp.	700	11,156
ZOZO, Inc.	300	10,128

		2,452,919

Jordan-0.14%
Hikma Pharmaceuticals PLC	321	10,844

Luxembourg-0.42%
Eurofins Scientific SE(a)	113	11,202
L’Occitane International S.A.	3,900	11,223
RTL Group S.A.(a)	167	9,834

		32,259

Malaysia-0.13%
Wing Tai Holdings Ltd.	6,995	10,095

	Shares	Value
Mexico-0.12%
Fresnillo PLC	788	$8,986

Netherlands-1.56%
Adyen N.V.(a)(c)	5	12,288
ASML Holding N.V.	19	12,379
Euronext N.V.(c)	98	9,874
Euronext N.V., Rts., expiring 05/10/2021(a)	98	1,150
IMCD N.V.	79	11,502
Koninklijke Ahold Delhaize N.V.	384	10,350
Koninklijke DSM N.V.	60	10,776
Koninklijke KPN N.V.(b)	2,956	10,199
Koninklijke Philips N.V.(a)	186	10,497
Koninklijke Vopak N.V.	208	9,540
Prosus N.V.(a)	83	9,015
Wolters Kluwer N.V.	127	11,506

		119,076

New Zealand-0.95%
a2 Milk Co. Ltd. (The)(a)	1,373	7,536
Contact Energy Ltd.	1,971	10,663
Fisher & Paykel Healthcare Corp. Ltd.	481	12,407
Infratil Ltd.	1,904	9,747
Mercury NZ Ltd.	2,200	10,955
Spark New Zealand Ltd.	2,972	9,383
Xero Ltd.(a)	109	11,919

		72,610

Norway-0.69%
Gjensidige Forsikring ASA	418	9,532
Orkla ASA	1,057	10,809
Salmar ASA	145	10,084
Telenor ASA	602	10,756
TOMRA Systems ASA	234	11,739

		52,920

Poland-0.65%
CD Projekt S.A.(a)(b)	165	7,582
Cyfrowy Polsat S.A.	1,304	10,159
Dino Polska S.A.(a)(c)	156	10,137
Polskie Gornictwo Naftowe i Gazownictwo S.A.	6,574	11,416
Powszechny Zaklad Ubezpieczen S.A.(a)	1,232	10,623

		49,917

Portugal-0.15%
Jeronimo Martins SGPS S.A.	643	11,758

Russia-0.13%
Polymetal International PLC	496	10,270

Singapore-2.58%
Ascendas REIT	4,523	10,573
CapitaLand Integrated Commercial Trust	6,360	10,278
Jardine Cycle & Carriage Ltd.	600	10,454
Keppel DC REIT	4,922	9,952
Keppel REIT	11,645	10,854
Mapletree Commercial Trust	6,587	10,843
Mapletree Industrial Trust	5,102	10,853
Mapletree Logistics Trust	7,250	10,844
NetLink NBN Trust(c)	14,078	10,264
Olam International Ltd.	8,496	11,112
Oversea-Chinese Banking Corp. Ltd.	1,274	11,683
Singapore Exchange Ltd.	1,341	10,533
Singapore Post Ltd.	19,406	11,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Singapore-(continued)
Singapore Press Holdings Ltd.	10,480	$14,494
Singapore Technologies Engineering Ltd.	3,400	9,865
StarHub Ltd.	10,792	10,951
UOL Group Ltd.	1,874	10,846
Venture Corp. Ltd.	760	11,511

		197,142

South Korea-9.05%
Alteogen, Inc.(a)	126	9,141
Amorepacific Corp.	47	11,429
Amorepacific Group	173	11,431
BGF retail Co. Ltd.	66	9,078
BNK Financial Group, Inc.	1,783	12,294
Celltrion Healthcare Co. Ltd.(a)	87	8,775
Celltrion Pharm, Inc.(a)	71	8,489
Celltrion, Inc.(a)	38	9,087
Cheil Worldwide, Inc.	570	11,248
CJ CheilJedang Corp.	28	9,956
CJ CheilJedang Corp., Preference Shares	61	10,173
CJ ENM Co. Ltd.	80	10,356
CJ Logistics Corp.(a)	67	10,330
Coway Co. Ltd.	171	10,284
DB Insurance Co. Ltd.	261	11,486
DGB Financial Group, Inc.	1,548	12,330
DL Holdings Co. Ltd.	135	11,481
Dongsuh Cos., Inc.	284	8,030
E-MART, Inc.	60	9,062
Green Cross Corp.	31	9,434
GS Retail Co. Ltd.	302	9,720
Hanwha Corp., Preference Shares	814	10,940
Hite Jinro Co. Ltd.	320	10,026
Hyundai Department Store Co. Ltd.	129	10,762
Hyundai Glovis Co. Ltd.	57	9,839
Hyundai Marine & Fire Insurance Co. Ltd.	501	10,967
Hyundai Mobis Co. Ltd.	36	8,738
Hyundai Motor Co., Second Pfd.	109	10,387
Industrial Bank of Korea	1,320	11,499
KB Financial Group, Inc.	247	12,146
KEPCO Plant Service & Engineering Co. Ltd.	409	12,483
Korea Investment Holdings Co. Ltd.	127	12,787
Korea Zinc Co. Ltd.	27	10,826
KT&G Corp.	141	10,445
Kumho Petrochemical Co. Ltd.	50	11,687
LG Household & Health Care Ltd.	7	9,685
LG Household & Health Care Ltd., Preference Shares	2	1,287
LG Innotek Co. Ltd.	54	9,758
LG Uplus Corp.	936	11,107
Lotte Chemical Corp.	35	9,565
LOTTE Fine Chemical Co. Ltd.	214	13,082
Mirae Asset Securities Co. Ltd.	993	8,927
Mirae Asset Securities Co. Ltd., Second Pfd.	399	1,754
NAVER Corp.	28	9,049
NCSoft Corp.	12	8,954
Netmarble Corp.(c)	89	10,361
NH Investment & Securities Co. Ltd.	988	11,414
NHN Corp.(a)	161	10,566
NongShim Co. Ltd.	41	10,505
Orion Corp.	86	9,046
Ottogi Corp.	19	9,480

	Shares	Value
South Korea-(continued)
S-1 Corp	134	$9,818
Samsung Biologics Co. Ltd.(a)(c)	15	10,842
Samsung C&T Corp	91	11,126
Samsung Card Co. Ltd.	339	10,758
Samsung Fire & Marine Insurance Co. Ltd.	58	10,324
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	5	706
Samsung SDI Co. Ltd.	17	9,995
Samsung SDS Co. Ltd.	58	9,542
Samsung Securities Co. Ltd.	293	11,234
Seegene, Inc.	176	14,810
Shin Poong Pharmaceutical Co. Ltd.	120	7,530
Shinhan Financial Group Co. Ltd.	335	12,047
SK Chemicals Co. Ltd.	33	7,906
SK Hynix, Inc.	77	8,861
SK Telecom Co. Ltd.	45	12,278
SSANGYONG C&E Co. Ltd.	1,677	11,699
Woori Financial Group, Inc.	1,154	11,101
Yuhan Corp.	180	10,405

		692,668

Spain-1.27%
Acciona S.A.	65	11,322
Enagas S.A.	484	10,557
Endesa S.A.	411	10,816
Grifols S.A.	399	10,831
Iberdrola S.A.	832	11,253
Industria de Diseno Textil S.A.(b)	294	10,483
Mapfre S.A.(b)	5,118	11,031
Red Electrica Corp. S.A.	607	11,162
Zardoya Otis S.A.	1,493	9,472

		96,927

Sweden-3.12%
Assa Abloy AB, Class B(b)	378	10,787
Atlas Copco AB, Class A(b)	113	6,856
Atlas Copco AB, Class B	67	3,482
Epiroc AB, Class A(b)	299	6,489
Epiroc AB, Class B	181	3,555
EQT AB	342	11,580
Essity AB, Class B	323	10,554
Evolution Gaming Group AB(c)	76	15,028
Fastighets AB Balder, Class B(a)	203	11,708
Getinge AB, Class B	395	13,383
Holmen AB, Class B	223	10,523
ICA Gruppen AB(b)	210	9,686
Industrivarden AB, Class A(b)	155	5,954
Industrivarden AB, Class C	125	4,518
Investment AB Latour, Class B(b)	421	12,895
Investor AB, Class A	30	2,554
Investor AB, Class B(b)	101	8,587
L E Lundbergforetagen AB, Class B(b)	194	11,100
Sagax AB, Class D	2,356	9,153
Sinch AB(a)(c)	51	8,067
Svenska Cellulosa AB S.C.A., Class A	19	343
Svenska Cellulosa AB S.C.A., Class B	539	9,466
Svenska Handelsbanken AB, Class B	810	9,915
Swedish Match AB	137	11,251
Swedish Orphan Biovitrum AB, Class B(a)(b)	615	10,477
Tele2 AB, Class B(b)	772	9,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Sweden-(continued)
Telefonaktiebolaget LM Ericsson, Class A	10	$137
Telefonaktiebolaget LM Ericsson, Class B	790	10,832

		238,863

Switzerland-3.14%
Banque Cantonale Vaudoise	97	9,901
Barry Callebaut AG	5	11,052
BKW AG	90	10,085
Chocoladefabriken Lindt & Spruengli AG, PC	1	9,287
DKSH Holding AG	134	10,791
EMS-Chemie Holding AG	12	11,216
Geberit AG	17	11,191
Givaudan S.A.	3	12,578
Kuehne + Nagel International AG, Class R	39	11,674
Logitech International S.A., Class R	97	10,891
Lonza Group AG	17	10,826
Nestle S.A.	95	11,341
PSP Swiss Property AG	85	10,494
Roche Holding AG	30	9,789
Roche Holding AG, BR	1	348
Schindler Holding AG	12	3,342
Schindler Holding AG, PC(b)	25	7,121
SIG Combibloc Group AG(a)	467	11,449
Sika AG(b)	37	11,051
STMicroelectronics N.V.	275	10,315
Straumann Holding AG, Class R	9	12,873
Swiss Prime Site AG	108	10,509
Swisscom AG(b)	20	10,861
Tecan Group AG, Class R	24	11,705

		240,690

Taiwan-0.11%
FIT Hon Teng Ltd.(a)(c)	28,000	8,616

United Kingdom-6.57%
3i Group PLC	625	11,094
Admiral Group PLC	229	9,921
AstraZeneca PLC	106	11,323
Auto Trader Group PLC(a)(c)	1,258	9,931
AVEVA Group PLC	207	9,974
B&M European Value Retail S.A.	1,323	10,364
British American Tobacco PLC	282	10,472
Bunzl PLC	318	10,245
ConvaTec Group PLC(c)	3,867	11,683
Croda International PLC	117	10,957
DCC PLC	122	10,615
Derwent London PLC	216	9,956
Diageo PLC	250	11,253
Direct Line Insurance Group PLC	2,198	8,676
Experian PLC	313	12,099
GlaxoSmithKline PLC	596	11,054
Halma PLC	318	11,395
Hargreaves Lansdown PLC	466	11,094
HomeServe PLC	676	10,239
Howden Joinery Group PLC(a)	1,015	11,366
HSBC Holdings PLC	1,663	10,426
Imperial Brands PLC	524	10,937
Intertek Group PLC	132	11,218
Kingfisher PLC(a)	2,641	13,065
London Stock Exchange Group PLC	75	7,684

	Shares	Value
United Kingdom-(continued)
Mondi PLC	392	$10,665
National Grid PLC	888	11,196
Pearson PLC	920	10,572
Pennon Group PLC	792	11,338
Phoenix Group Holdings PLC	974	9,594
Reckitt Benckiser Group PLC	119	10,629
RELX PLC	420	10,929
Renishaw PLC	115	9,975
Rentokil Initial PLC	1,509	10,455
Rightmove PLC	1,233	10,482
Sage Group PLC (The)	1,242	10,971
Segro PLC	793	11,040
Severn Trent PLC	332	11,386
Smith & Nephew PLC	528	11,481
Smiths Group PLC	472	10,623
Spirax-Sarco Engineering PLC	65	10,633
SSE PLC	553	11,240
Tate & Lyle PLC	963	10,667
Tesco PLC	3,246	9,932
Unilever PLC	189	11,073
United Utilities Group PLC	833	11,167
WM Morrison Supermarkets PLC	4,204	10,119

		503,208

United States-0.56%
Amcor PLC, CDI	875	10,240
Avast PLC(c)	1,597	10,563
QIAGEN N.V.(a)	204	9,953
Waste Connections, Inc.	101	12,021

		42,777

Total Common Stocks & Other Equity Interests (Cost $6,756,842)		7,461,825

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,581)	1,581	1,581

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.51% (Cost $6,758,423)		7,463,406

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.71%
Invesco Private Government Fund, 0.01%(d)(e)(f)	144,297	144,297
Invesco Private Prime Fund, 0.11%(d)(e)(f)	216,218	216,305

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $360,602)		360,602

TOTAL INVESTMENTS IN SECURITIES-102.22% (Cost $7,119,025)		7,824,008
OTHER ASSETS LESS LIABILITIES-(2.22)%		(169,754)

NET ASSETS-100.00%		$7,654,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

Rts.-Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $240,421, which represented 3.14% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$132,151	$(130,570)	$-	$-	$1,581	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,781	715,626	(632,110)	-	-	144,297	11	*
Invesco Private Prime Fund	91,172	926,395	(801,283)	-	21	216,305	101	*

Total	$151,953	$1,774,172	$(1,563,963)	$-	$21	$362,183	$113

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Consumer Staples	15.03
Industrials	12.98
Financials	11.34
Health Care	10.39
Information Technology	9.82
Materials	9.41
Communication Services	7.85
Utilities	6.78
Consumer Discretionary	6.74
Real Estate	6.15
Energy	1.00
Money Market Funds Plus Other Assets Less Liabilities	2.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
China-16.29%
Agricultural Bank of China Ltd., H Shares	3,696,875	$1,437,463
Anhui Conch Cement Co. Ltd., H Shares	199,628	1,193,884
Bank of China Ltd., H Shares	4,926,078	1,959,814
Bank of Communications Co. Ltd., H Shares	2,753,407	1,761,903
Beijing Enterprises Holdings Ltd.	407,937	1,334,080
Beijing Enterprises Water Group Ltd.	3,435,362	1,313,663
CGN Power Co. Ltd., H Shares(a)	6,246,899	1,439,702
China Cinda Asset Management Co. Ltd., H Shares	6,481,721	1,276,841
China CITIC Bank Corp. Ltd., H Shares	2,964,345	1,553,382
China Communications Services Corp. Ltd., H Shares	2,675,160	1,160,740
China Conch Venture Holdings Ltd.	389,198	1,841,548
China Construction Bank Corp., H Shares	2,110,688	1,671,299
China Everbright Environment Group Ltd.	2,135,378	1,344,432
China Life Insurance Co. Ltd.	1,548,440	1,469,003
China Minsheng Banking Corp. Ltd., H Shares	2,770,472	1,423,252
China Overseas Land & Investment Ltd.	489,682	1,239,518
China Railway Group Ltd., H Shares	2,638,813	1,365,808
China Railway Signal & Communication Corp. Ltd., H Shares(a)	2,984,854	1,187,508
China Reinsurance Group Corp., H Shares	11,375,093	1,186,302
China Resources Cement Holdings Ltd.	1,059,565	1,155,490
China Resources Gas Group Ltd.	241,527	1,310,745
China Resources Power Holdings Co. Ltd.	1,164,210	1,528,926
China Shenhua Energy Co. Ltd., H Shares	751,989	1,568,489
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,228,696	1,371,817
Dali Foods Group Co. Ltd.(a)	2,279,531	1,355,947
Guangdong Investment Ltd.	677,781	1,043,700
Guangzhou R&F Properties Co. Ltd., H Shares	920,372	1,177,890
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	286,713	1,238,497
Hengan International Group Co. Ltd.	218,169	1,414,320
Industrial & Commercial Bank of China Ltd., H Shares	2,223,695	1,448,708
Jiangsu Expressway Co. Ltd., H Shares	1,279,927	1,509,509
Ping An Insurance (Group) Co. of China Ltd., H Shares	144,520	1,580,689
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	668,142	1,520,919
Shenzhen International Holdings Ltd.	846,400	1,410,149
Uni-President China Holdings Ltd.	1,015,466	1,236,835
Want Want China Holdings Ltd.	1,650,304	1,196,265
Yuexiu Property Co. Ltd.	6,761,154	1,566,926
Yum China Holdings, Inc.	20,087	1,263,874
Zhejiang Expressway Co. Ltd., H Shares	1,564,391	1,361,592
		54,421,429
Czech Republic-0.94%
CEZ A.S	69,810	1,947,482
Komercni banka A.S.(b)	39,233	1,191,238
		3,138,720
Egypt-0.42%
Commercial International Bank Egypt S.A.E.	375,800	1,398,091

	Shares	Value
Kuwait-1.81%
Boubyan Bank KSCP	780,731	$1,697,241
Kuwait Finance House KSCP	645,891	1,549,881
Mobile Telecommunications Co. KSCP	700,478	1,401,886
National Bank of Kuwait SAKP	517,080	1,412,403
		6,061,411
Malaysia-6.65%
AMMB Holdings Bhd.	1,991,300	1,448,607
Dialog Group Bhd.	1,776,900	1,318,664
DiGi.Com Bhd.	2,030,763	2,077,165
Hong Leong Bank Bhd.	312,300	1,358,555
IHH Healthcare Bhd.	1,125,547	1,478,235
Kuala Lumpur Kepong Bhd.	311,578	1,673,351
Malayan Banking Bhd.	795,792	1,598,811
MISC Bhd.	851,900	1,409,990
Petronas Gas Bhd.	409,100	1,571,925
PPB Group Bhd.	393,200	1,775,754
RHB Bank Bhd.	957,600	1,217,922
Sime Darby Bhd.	2,352,300	1,297,773
Sime Darby Plantation Bhd.	1,051,300	1,165,146
Telekom Malaysia Bhd.	947,800	1,321,145
Tenaga Nasional Bhd.	625,072	1,519,802
		22,232,845
Mexico-4.14%
America Movil S.A.B. de C.V., Series L	2,040,117	1,430,898
Arca Continental S.A.B. de C.V.	332,024	1,784,992
Coca-Cola FEMSA S.A.B. de C.V., Series L	309,006	1,452,479
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)	167,229	1,300,481
Gruma S.A.B. de C.V., Class B	107,963	1,178,873
Grupo Elektra S.A.B. de C.V.	50,820	3,833,523
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	749,368	1,300,051
Wal-Mart de Mexico S.A.B. de C.V., Series V	468,222	1,538,963
		13,820,260
Pakistan-0.43%
Habib Bank Ltd.	1,753,111	1,426,366

Poland-0.40%
Cyfrowy Polsat S.A.	171,945	1,339,601

Qatar-4.67%
Barwa Real Estate Co.	1,791,283	1,592,525
Commercial Bank P.S.Q.C. (The)	1,270,478	1,884,258
Industries Qatar Q.S.C.	409,825	1,517,287
Masraf Al Rayan Q.S.C.	1,833,810	2,250,333
Ooredoo Q.P.S.C.	698,176	1,363,370
Qatar Fuel Co. Q.P.S.C.	387,999	1,939,462
Qatar Gas Transport Co. Ltd.	1,532,906	1,330,399
Qatar Islamic Bank (S.A.Q)	433,601	2,072,139
Qatar National Bank Q.P.S.C.	337,451	1,658,987
		15,608,760
Saudi Arabia-11.54%
Advanced Petrochemical Co.	81,699	1,769,009
Al Rajhi Bank	67,470	1,779,361
Alinma Bank	363,148	1,921,244
Almarai Co. JSC	112,887	1,619,509
Bank AlBilad	148,293	1,480,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Saudi Arabia-(continued)
Bank Al-Jazira	409,820	$2,089,480
Bupa Arabia for Cooperative Insurance Co.(b)	49,837	1,536,268
Dar Al Arkan Real Estate Development Co.(b)	577,386	1,595,083
Etihad Etisalat Co.(b)	172,975	1,427,582
Jarir Marketing Co.	32,480	1,723,559
Mouwasat Medical Services Co.	33,134	1,567,417
National Industrialization Co.(b)	305,233	1,562,751
Riyad Bank	246,286	1,750,226
SABIC Agri-Nutrients Co.	57,055	1,597,497
Sahara International Petrochemical Co.	246,166	1,785,476
Saudi Arabian Oil Co.(a)	209,845	1,980,884
Saudi Basic Industries Corp.	48,083	1,589,902
Saudi Cement Co.	79,988	1,380,023
Saudi Electricity Co.	244,693	1,696,493
Saudi National Bank	106,299	1,610,033
Saudi Telecom Co.	64,768	2,193,418
Savola Group (The)	131,949	1,405,659
Yanbu National Petrochemical Co., Class A	76,427	1,489,777
		38,551,564
South Africa-0.79%
Tiger Brands Ltd.	88,219	1,185,780
Vodacom Group Ltd.	167,803	1,454,274
		2,640,054
South Korea-4.58%
CJ Logistics Corp.(b)	8,333	1,284,766
KEPCO Plant Service & Engineering Co. Ltd.	62,100	1,895,352
KT&G Corp.	22,473	1,664,742
LG Household & Health Care Ltd.	982	1,358,653
LG Uplus Corp.	124,609	1,478,706
NongShim Co. Ltd.	6,415	1,643,615
Ottogi Corp.	2,950	1,471,884
S-1 Corp.	18,995	1,391,731
Samsung Electronics Co. Ltd.	18,168	1,331,139
SK Telecom Co. Ltd.	6,466	1,764,221
		15,284,809
Taiwan-41.80%
Advantech Co. Ltd.	102,689	1,308,749
Asia Cement Corp.	1,195,000	2,136,908
Asustek Computer, Inc.	138,838	1,868,868
Catcher Technology Co. Ltd.	193,000	1,364,605
Cathay Financial Holding Co. Ltd.	1,464,000	2,741,102
Chang Hwa Commercial Bank Ltd.	3,255,047	2,085,896
Cheng Shin Rubber Industry Co. Ltd.	898,435	1,740,068
Chicony Electronics Co. Ltd.	524,000	1,585,150
China Development Financial Holding Corp.	5,494,472	2,566,959
China Petrochemical Development Corp.	3,479,050	1,980,342
China Steel Corp.	2,165,140	3,046,218
Chipbond Technology Corp.	578,000	1,601,589
Chunghwa Telecom Co. Ltd.	1,085,222	4,429,002
Compal Electronics, Inc.	2,444,000	2,187,377
CTBC Financial Holding Co. Ltd.	2,409,053	1,966,363
Delta Electronics, Inc.	141,000	1,526,957
E.Sun Financial Holding Co. Ltd.	1,867,519	1,801,798
Far Eastern New Century Corp.	1,430,000	1,702,198
Far EasTone Telecommunications Co. Ltd.	1,198,993	2,794,345
Farglory Land Development Co. Ltd.	722,000	1,491,404
Feng Hsin Steel Co. Ltd.	697,000	2,203,311
First Financial Holding Co. Ltd.	2,503,995	2,052,822

	Shares	Value
Taiwan-(continued)
Formosa Chemicals & Fibre Corp.	495,095	$1,611,146
Formosa Petrochemical Corp.	411,000	1,522,876
Formosa Plastics Corp.	439,146	1,666,469
Formosa Taffeta Co. Ltd.	1,669,000	1,977,729
Foxconn Technology Co. Ltd.	547,000	1,351,197
Fubon Financial Holding Co. Ltd.	932,875	2,144,080
Highwealth Construction Corp.	1,033,300	1,673,892
Hon Hai Precision Industry Co. Ltd.	357,000	1,482,548
Hotai Finance Co. Ltd.	596,000	1,822,160
HTC Corp.(b)	1,320,000	1,965,847
Hua Nan Financial Holdings Co. Ltd.	3,204,345	2,179,592
Inventec Corp.	1,912,000	1,858,404
King Yuan Electronics Co. Ltd.	942,000	1,669,316
Lien Hwa Industrial Holdings Corp.	1,136,800	2,004,346
Lite-On Technology Corp.	825,000	1,887,284
Mega Financial Holding Co. Ltd.	2,134,777	2,495,273
Merry Electronics Co. Ltd.	303,000	1,372,194
Mitac Holdings Corp.	1,536,720	1,683,444
Nan Ya Plastics Corp.	550,930	1,739,592
Pegatron Corp.	494,000	1,301,629
Pou Chen Corp.	1,252,000	1,595,647
Powertech Technology, Inc.	357,000	1,425,035
President Chain Store Corp.	233,000	2,260,516
Qisda Corp.	1,271,000	1,656,263
Quanta Computer, Inc.	481,000	1,694,426
Radiant Opto-Electronics Corp.	307,000	1,412,290
Ruentex Development Co. Ltd.	892,500	1,696,622
Ruentex Industries Ltd.	774,000	2,360,821
Shanghai Commercial & Savings Bank Ltd. (The)	1,010,000	1,571,063
Shin Kong Financial Holding Co. Ltd.	5,228,000	1,890,338
Simplo Technology Co. Ltd.	104,000	1,396,198
SinoPac Financial Holdings Co. Ltd.	4,229,421	2,013,794
Standard Foods Corp.	896,000	1,825,167
Synnex Technology International Corp.	1,057,264	2,108,245
Taishin Financial Holding Co. Ltd.	3,952,256	1,995,017
Taiwan Business Bank	5,254,314	1,918,663
Taiwan Cement Corp.	1,278,317	2,384,288
Taiwan Cooperative Financial Holding Co. Ltd.	2,811,930	2,154,273
Taiwan Fertilizer Co. Ltd.	1,039,000	2,268,965
Taiwan High Speed Rail Corp.	1,836,000	2,067,168
Taiwan Mobile Co. Ltd.	858,162	3,072,216
Taiwan Semiconductor Manufacturing Co. Ltd.	66,397	1,426,206
Teco Electric and Machinery Co. Ltd.	1,617,000	2,020,309
Transcend Information, Inc.	1,022,000	2,945,298
Tung Ho Steel Enterprise Corp.	1,087,000	2,303,741
U-Ming Marine Transport Corp.	984,000	2,472,946
Uni-President Enterprises Corp.	795,181	2,137,905
WPG Holdings Ltd.	1,152,937	2,125,667
Yuanta Financial Holding Co. Ltd.	1,972,010	1,835,544
		139,625,680
Thailand-2.72%
Advanced Info Service PCL, NVDR	321,161	1,763,742
Bangkok Dusit Medical Services PCL, NVDR	1,704,072	1,187,583
CP ALL PCL, NVDR(b)	806,082	1,617,989
Intouch Holdings PCL, NVDR	843,566	1,727,092

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Thailand-(continued)
Siam Cement PCL (The), NVDR	104,588	$1,551,816
Thai Beverage PCL	2,279,578	1,225,119
		9,073,341
Turkey-1.25%
BIM Birlesik Magazalar A.S.	136,665	1,071,301
Haci Omer Sabanci Holding A.S.	876,237	854,891
Iskenderun Demir ve Celik A.S.	743,011	1,206,990
Turkcell Iletisim Hizmetleri A.S.	589,715	1,055,399
		4,188,581
United Arab Emirates-1.31%
Abu Dhabi Islamic Bank PJSC	1,032,145	1,357,216
Abu Dhabi National Oil Co. for Distribution PJSC	1,395,543	1,721,087
Dubai Islamic Bank PJSC	1,064,247	1,289,329
		4,367,632
Total Common Stocks & Other Equity Interests (Cost $284,154,083)		333,179,144

	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $44,506)	44,506	$44,506

TOTAL INVESTMENTS IN SECURITIES-99.75% (Cost $284,198,589)		333,223,650
OTHER ASSETS LESS LIABILITIES-0.25%		830,896
NET ASSETS-100.00%		$334,054,546

Investment Abbreviations:

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $7,202,538, which represented 2.16% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,286,349	$(19,241,843)	$-	$-	$44,506	$28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	921,462	3,953,537	(4,874,999)	-	-	-	67	*
Invesco Private Prime Fund	1,382,193	5,519,604	(6,901,807)	(21)	31	-	557	*

Total	$2,303,655	$28,759,490	$(31,018,649)	$(21)	$31	$44,506	$652

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Financials	28.45
Information Technology	13.39
Consumer Staples	12.23
Materials	11.26
Communication Services	9.61
Industrials	8.10
Utilities	4.40
Consumer Discretionary	3.71
Real Estate	3.60
Sector Types Each Less Than 3%	4.99
Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Brazil-2.34%
Cia Siderurgica Nacional S.A.	1,500	$13,600
Magazine Luiza S.A.	4,924	18,180
Vale S.A.	7,500	150,712
WEG S.A.	3,840	24,780
		207,272
China-46.20%
Airtac International Group	445	18,799
ANTA Sports Products Ltd.	2,241	40,250
Baidu, Inc., ADR(a)	669	140,711
BeiGene Ltd., ADR(a)	105	36,072
Bilibili, Inc., ADR(a)	811	89,907
BOE Technology Group Co. Ltd., B Shares	2,200	1,167
BYD Co. Ltd., H Shares	4,049	83,567
BYD Electronic International Co. Ltd.	2,673	14,231
CanSino Biologics, Inc., H Shares(a)(b)	266	13,323
China Feihe Ltd.(b)	10,798	30,794
China Hongqiao Group Ltd.	4,499	7,125
China International Marine Containers Group Co. Ltd., H Shares	1,080	2,036
China Literature Ltd.(a)(b)(c)	1,080	11,263
China Longyuan Power Group Corp. Ltd., H Shares	10,798	15,905
China Mengniu Dairy Co. Ltd.(a)	6,299	33,738
China Merchants Bank Co. Ltd., H Shares	8,854	71,419
China Resources Beer Holdings Co. Ltd.	4,169	33,682
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	8,999	16,105
Country Garden Services Holdings Co. Ltd.	5,579	58,542
CSC Financial Co. Ltd., H Shares(b)	1,564	1,826
Dongfang Electric Corp. Ltd., H Shares	900	757
Flat Glass Group Co. Ltd., H Shares(c)	1,877	5,800
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	1,800	10,464
Ganfeng Lithium Co. Ltd., H Shares(b)	798	10,747
GDS Holdings Ltd., ADR(a)	307	25,472
Geely Automobile Holdings Ltd.	16,197	42,021
Great Wall Motor Co. Ltd., H Shares	16,197	40,081
GSX Techedu, Inc., ADR(a)(c)	310	9,905
Haidilao International Holding Ltd.(b)(c)	2,700	17,503
Haier Smart Home Co. Ltd., H Shares(a)	5,939	25,693
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)(c)	2,639	11,400
Hua Hong Semiconductor Ltd.(a)(b)	1,036	6,476
Innovent Biologics, Inc.(a)(b)	3,252	35,338
JD.com, Inc., ADR(a)	2,956	228,676
Kingdee International Software Group Co. Ltd.	12,502	41,368
Kingsoft Corp. Ltd.	3,001	21,251
Lenovo Group Ltd.	16,197	22,272
Li Ning Co. Ltd.	5,849	47,745
Longfor Group Holdings Ltd.(b)	2,846	17,753
Meituan, B Shares(a)(b)	18,546	711,577
MicroPort Scientific Corp.	3,491	25,216
NetEase, Inc., ADR	977	109,483
NIO, Inc., ADR(a)	6,793	270,633
Pharmaron Beijing Co. Ltd., H Shares(b)	540	11,201
Pinduoduo, Inc., ADR(a)	1,822	244,020
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,201	9,422
Shanghai Baosight Software Co. Ltd., B Shares	1,375	5,182

	Shares	Value
China-(continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(c)	868	$5,515
Shanghai Junshi Biosciences Co. Ltd., H Shares(a)(b)	300	3,107
Sinotruk Hong Kong Ltd.	1,684	4,146
TAL Education Group, ADR(a)	699	39,808
Tencent Holdings Ltd.	9,510	762,823
Tencent Music Entertainment Group, ADR(a)	1,297	22,594
Tsingtao Brewery Co. Ltd., H Shares	929	8,433
Vipshop Holdings Ltd., ADR(a)	965	29,693
Weichai Power Co. Ltd., H Shares	4,578	10,621
WuXi AppTec Co. Ltd., H Shares(b)	1,355	32,048
Wuxi Biologics Cayman, Inc.(a)(b)	16,982	239,419
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,800	2,966
Xinyi Glass Holdings Ltd.	8,469	30,041
Xinyi Solar Holdings Ltd.	17,923	29,999
Yihai International Holding Ltd.	1,468	14,308
Zai Lab Ltd., ADR(a)	291	48,367
Zhongsheng Group Holdings Ltd.	1,016	7,698
Zijin Mining Group Co. Ltd., H Shares	20,189	28,437
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	3,638	5,040
ZTO Express Cayman, Inc., ADR	1,248	40,136
		4,093,117
Greece-0.02%
Terna Energy S.A.	127	1,911

Hong Kong-0.06%
Nine Dragons Paper Holdings Ltd.	3,599	4,949

India-4.64%
Adani Green Energy Ltd.(a)	1,630	22,422
Aurobindo Pharma Ltd.	591	7,826
Cadila Healthcare Ltd.(a)	605	4,665
Cipla Ltd.(a)	1,431	17,587
Divi’s Laboratories Ltd.(a)	332	18,208
Dr. Reddy’s Laboratories Ltd.	246	17,147
Havells India Ltd.	627	8,382
HCL Technologies Ltd.	2,232	27,088
Hindustan Zinc Ltd.	548	2,257
Infosys Ltd.	8,183	149,619
Larsen & Toubro Infotech Ltd.(b)	123	6,460
SBI Cards & Payment Services Ltd.	359	4,770
Tata Consultancy Services Ltd.	2,214	90,735
Tata Consumer Products Ltd.	1,058	9,563
Wipro Ltd.	3,625	24,114
		410,843
Indonesia-0.06%
PT Merdeka Copper Gold Tbk(a)	26,906	4,880

Malaysia-0.88%
Bursa Malaysia Bhd.	1,419	2,920
Hartalega Holdings Bhd.	4,377	10,984
Kossan Rubber Industries	2,288	2,480
My EG Services Bhd.	4,900	2,333
Press Metal Aluminium Holdings Bhd.	7,400	9,394
Supermax Corp. Bhd.	9,006	13,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Malaysia-(continued)
Telekom Malaysia Bhd.	5,600	$7,806
Top Glove Corp. Bhd.	21,097	29,098
		78,272
Mexico-0.44%
Grupo Mexico S.A.B. de C.V., Class B	8,549	38,803

Pakistan-0.01%
Lucky Cement Ltd.(a)	244	1,333

Peru-0.16%
Southern Copper Corp.	202	14,021

Poland-0.28%
Dino Polska S.A.(a)(b)	94	6,108
KGHM Polska Miedz S.A.(a)	356	18,283
		24,391
Qatar-0.07%
Ezdan Holding Group Q.S.C.(a)	6,042	2,899
Qatar Gas Transport Co. Ltd.	3,594	3,119
		6,018
Russia-0.32%
Polyus PJSC	86	15,889
Severstal PAO	516	12,194
		28,083
Saudi Arabia-0.66%
Advanced Petrochemical Co.	220	4,764
Dr Sulaiman Al Habib Medical Services Group Co.	277	11,168
Saudi Telecom Co.	1,253	42,434
		58,366
Singapore-0.02%
Riverstone Holdings Ltd.	1,980	2,158

South Africa-0.06%
Kumba Iron Ore Ltd.	126	5,718

South Korea-23.60%
Alteogen, Inc.(a)	122	8,851
Celltrion Healthcare Co. Ltd.(a)	278	28,041
Celltrion Pharm, Inc.(a)	72	8,609
Celltrion, Inc.(a)	241	57,631
CJ CheilJedang Corp.	19	6,755
Dongsuh Cos., Inc.	163	4,609
Doosan Fuel Cell Co. Ltd.(a)	239	9,690
Doosan Fuel Cell Co. Ltd., Preference Shares(a)	38	509
Doosan Heavy Industries & Construction Co. Ltd.(a)	483	6,057
Ecopro BM Co. Ltd.	47	7,648
Genexine, Inc.(a)	34	3,118
Green Cross Corp.	23	6,999
Hanmi Science Co. Ltd.	85	5,288
Hanwha Solutions Corp.(a)	425	17,594
HMM Co. Ltd.(a)	1,351	47,610
Hyundai Motor Co.	322	61,369
Kakao Corp.	1,435	146,422
Kia Corp	707	48,940
KIWOOM Securities Co. Ltd.	40	4,765
Korean Air Lines Co. Ltd.(a)	312	7,545
Kumho Petrochemical Co. Ltd.	81	18,933
LG Chem Ltd.	174	145,789
LG Chem Ltd., Preference Shares	25	10,013

	Shares	Value
South Korea-(continued)
LG Electronics, Inc.	324	$45,876
LG Electronics, Inc., Preference Shares	63	4,197
Mando Corp.(a)	78	4,074
NAVER Corp.	409	132,185
NCSoft Corp.	30	22,385
Pearl Abyss Corp.(a)	80	4,056
POSCO Chemical Co. Ltd.	99	13,261
Samsung Biologics Co. Ltd.(a)(b)	33	23,852
Samsung Electro-Mechanics Co. Ltd.	120	19,310
Samsung Electro-Mechanics Co. Ltd., Preference Shares	12	1,176
Samsung Electronics Co. Ltd.	11,075	811,446
Samsung Electronics Co. Ltd., Preference Shares	2,165	142,666
Samsung SDI Co. Ltd.	202	118,765
Samsung SDI Co. Ltd., Preference Shares	8	3,240
Seegene, Inc.	208	17,502
Shin Poong Pharmaceutical Co. Ltd.	149	9,350
SK Chemicals Co. Ltd.	41	9,823
SK Innovation Co. Ltd.(a)	122	29,668
SK Innovation Co. Ltd., Preference Shares(a)	3	510
SK Materials Co. Ltd.	11	3,328
SKC Co. Ltd.	43	5,219
Yuhan Corp.	98	5,665
		2,090,339
Taiwan-19.18%
Accton Technology Corp.	1,142	13,001
Acer, Inc.	8,000	9,823
Advantech Co. Ltd.	734	9,355
ASMedia Technology, Inc.	88	3,717
Asustek Computer, Inc.	1,552	20,891
Delta Electronics, Inc.	7,312	79,185
E Ink Holdings, Inc.	2,000	4,754
Elan Microelectronics Corp.	855	6,566
eMemory Technology, Inc.	164	6,047
ENNOSTAR, Inc.(a)	2,746	7,943
Evergreen Marine Corp. Taiwan Ltd.(a)	10,000	28,282
Gigabyte Technology Co. Ltd.	679	2,990
Global Unichip Corp.	179	2,579
Globalwafers Co. Ltd.	471	14,569
Hon Hai Precision Industry Co. Ltd.	26,000	107,973
International Games System Co. Ltd.	117	3,238
Lien Hwa Industrial Holdings Corp.	1,587	2,798
Lotes Co. Ltd.	208	4,043
MediaTek, Inc.	5,584	236,890
Micro-Star International Co. Ltd.	1,297	8,567
momo.com, Inc.	159	5,863
Nan Ya Printed Circuit Board Corp.	1,246	14,207
Novatek Microelectronics Corp.	1,621	36,212
Oneness Biotech Co. Ltd.(a)	1,394	11,778
Qisda Corp.	4,000	5,212
Quanta Computer, Inc.	5,199	18,315
Realtek Semiconductor Corp.	1,395	26,569
Simplo Technology Co. Ltd., Rts., TBA(a)(d)	28	0
Sino-American Silicon Products, Inc.	1,000	6,999
Synnex Technology International Corp.	2,725	5,434
Taiwan Semiconductor Manufacturing Co. Ltd.	37,475	804,962
Tung Ho Steel Enterprise Corp.	2,000	4,239
Unimicron Technology Corp.	4,514	18,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Taiwan-(continued)
United Microelectronics Corp.	59,934	$121,657
Vanguard International Semiconductor Corp.	2,021	8,646
Voltronic Power Technology Corp.	182	8,307
Wan Hai Lines Ltd.	4,000	13,561
Yageo Corp.	779	15,143
		1,698,899
Thailand-0.39%
Carabao Group PCL, NVDR	635	2,294
Delta Electronics Thailand PCL, NVDR	2,391	27,183
Krungthai Card PCL, NVDR	2,160	5,290
		34,767
Turkey-0.40%
Arcelik A.S.	539	2,235
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,072	1,939
BIM Birlesik Magazalar A.S.	1,011	7,925
Coca-Cola Icecek A.S.	169	1,607
Dogan Sirketler Grubu Holding A.S.	3,068	1,091
Enerjisa Enerji A.S.(b)	553	687
Eregli Demir ve Celik Fabrikalari TAS	3,049	7,001
Ford Otomotiv Sanayi A.S.	203	4,304
Gubre Fabrikalari TAS(a)	262	1,913
Iskenderun Demir ve Celik A.S.	301	489
Koza Altin Isletmeleri A.S.(a)	78	1,063
Migros Ticaret A.S.(a)	209	915
Sasa Polyester Sanayi A.S.(a)	671	2,897
Tofas Turk Otomobil Fabrikasi A.S.	262	943
Vestel Elektronik Sanayi ve Ticaret A.S.(a)	188	653
		35,662
United Arab Emirates-0.11%
Aldar Properties PJSC	9,759	9,325

	Shares	Value
United States-0.10%
Parade Technologies Ltd	187	$9,272

Total Common Stocks & Other Equity Interests (Cost $7,733,893)		8,858,399

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR15,360	217
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $7,734,107)		8,858,616

	Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.34%
Invesco Private Government Fund, 0.01%(f)(g)(h)	12,152	12,152
Invesco Private Prime Fund, 0.11%(f)(g)(h)	18,220	18,228
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,380)		30,380

TOTAL INVESTMENTS IN SECURITIES-100.34% (Cost $7,764,487)		8,888,996
OTHER ASSETS LESS LIABILITIES-(0.34)%		(30,241)
NET ASSETS-100.00%		$8,858,755

Investment Abbreviations:

ADR-American Depositary Receipt

INR-Indian Rupee

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

TBA-To Be Announced

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,201,346, which represented 13.56% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,627,249	$(3,627,249)	$-	$-	$-	$3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2021

(Unaudited)

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$25,572	$561,589	$(575,009)	$-	$-	$12,152	$4	*
Invesco Private Prime Fund	38,358	718,681	(738,817)	-	6	18,228	36	*

Total	$63,930	$4,907,519	$(4,941,075)	$-	$6	$30,380	$43

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Information Technology	36.43
Consumer Discretionary	23.10
Communication Services	16.88
Health Care	8.94
Materials	6.60
Industrials	4.00
Sector Types Each Less Than 3%	4.05
Money Market Funds Plus Other Assets Less Liabilities	0.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-8.61%
AGL Energy Ltd.	36,135	$249,259
APA Group	29,049	225,062
ASX Ltd.	2,417	136,255
AusNet Services	169,079	247,497
Coles Group Ltd.	9,240	116,483
Medibank Pvt Ltd.	70,827	168,508
Rio Tinto Ltd.	2,193	205,226
Telstra Corp. Ltd.	55,831	146,199
Wesfarmers Ltd.	3,073	128,443

		1,622,932

Brazil-1.04%
Yara International ASA	3,732	195,265

China-1.49%
BOC Hong Kong Holdings Ltd.	79,672	281,068

Denmark-0.70%
Tryg A/S	5,791	132,691

Finland-1.86%
Elisa OYJ	2,974	168,945
UPM-Kymmene OYJ	4,632	181,499

		350,444

France-3.22%
Danone S.A.(a)	2,369	167,201
Orange S.A.	21,541	268,387
Sanofi(a)	1,630	171,241

		606,829

Germany-3.04%
Deutsche Telekom AG	8,952	172,423
E.ON SE	19,388	234,000
Uniper SE	4,548	166,108

		572,531

Hong Kong-20.57%
CK Asset Holdings Ltd.	36,706	230,392
CK Hutchison Holdings Ltd.	29,557	242,412
CK Infrastructure Holdings Ltd.	43,019	263,647
CLP Holdings Ltd.	18,540	182,969
Hang Lung Properties Ltd.	55,805	152,322
Hang Seng Bank Ltd.	11,032	216,610
Henderson Land Development Co. Ltd.	57,980	257,918
HK Electric Investments & HK Electric Investments Ltd.	172,930	173,223
HKT Trust & HKT Ltd.	222,972	323,828
Hong Kong & China Gas Co. Ltd. (The)	81,710	131,084
Hongkong Land Holdings Ltd.	47,041	232,853
Link REIT	18,558	175,500
MTR Corp. Ltd.	20,263	112,966
New World Development Co. Ltd.	48,121	254,643
Power Assets Holdings Ltd.	50,485	310,378
Sino Land Co. Ltd.	160,085	237,854
Sun Hung Kai Properties Ltd.	14,304	216,028
Swire Properties Ltd.	53,402	159,515

		3,874,142

Italy-3.60%
Assicurazioni Generali S.p.A.(b)	7,938	159,438

	Shares	Value
Italy-(continued)
Terna Rete Elettrica Nazionale S.p.A	22,327	$164,758
UnipolSai Assicurazioni S.p.A.	113,895	354,558

		678,754

Japan-18.79%
Bridgestone Corp.	3,208	128,461
Chubu Electric Power Co., Inc.	12,720	153,669
Chugoku Electric Power Co., Inc. (The)	13,498	150,657
ENEOS Holdings, Inc.	59,465	256,346
Idemitsu Kosan Co. Ltd.	10,539	252,327
ITOCHU Corp.	3,940	122,844
Japan Post Bank Co. Ltd.	13,893	126,976
Japan Tobacco, Inc.	15,324	286,558
Kansai Electric Power Co., Inc. (The)	20,708	204,987
KDDI Corp.	5,168	156,309
Kyushu Electric Power Co., Inc.	15,322	139,896
Lawson, Inc.	2,659	119,199
Mitsubishi Corp.	8,400	232,085
MS&AD Insurance Group Holdings, Inc.	6,306	178,556
Nippon Telegraph & Telephone Corp.	5,712	143,969
Seven Bank Ltd.	96,248	206,928
Shizuoka Bank Ltd. (The)	15,641	119,771
Softbank Corp.	20,663	266,452
Teijin Ltd.	6,149	101,147
Tohoku Electric Power Co., Inc.	21,804	192,098

		3,539,235

Netherlands-0.85%
Koninklijke Ahold Delhaize N.V.	5,916	159,455

New Zealand-2.16%
Contact Energy Ltd.	32,232	174,373
Spark New Zealand Ltd.	73,801	232,990

		407,363

Norway-1.99%
Orkla ASA	12,144	124,185
Telenor ASA	14,034	250,758

		374,943

Singapore-10.07%
Ascendas REIT	97,417	227,726
CapitaLand Ltd.	57,375	160,429
ComfortDelGro Corp. Ltd.	100,823	130,349
DBS Group Holdings Ltd.	8,370	188,174
Keppel REIT	168,094	156,672
Oversea-Chinese Banking Corp. Ltd.	22,324	204,715
Singapore Exchange Ltd.	17,651	138,645
Singapore Technologies Engineering Ltd.	54,720	158,764
Singapore Telecommunications Ltd.	100,200	188,289
United Overseas Bank Ltd.	9,435	188,572
Venture Corp. Ltd.	10,159	153,866

		1,896,201

Spain-3.39%
Endesa S.A.	10,004	263,256
Iberdrola S.A.	9,674	130,838
Red Electrica Corp. S.A.	13,266	243,936

		638,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Sweden-3.94%
Axfood AB	6,421	$160,985
ICA Gruppen AB(a)	2,435	112,308
Tele2 AB, Class B	14,710	190,230
Telia Co. AB	67,192	278,439

		741,962

Switzerland-3.65%
ABB Ltd.	4,438	144,276
Novartis AG	1,483	126,763
Roche Holding AG	330	107,678
SGS S.A.	40	118,415
Swisscom AG	352	191,158

		688,290

United Kingdom-10.77%
Admiral Group PLC	3,906	169,218
AstraZeneca PLC	1,149	122,734
British American Tobacco PLC	8,476	314,745
GlaxoSmithKline PLC	12,955	240,282
National Grid PLC	19,249	242,686
Sage Group PLC (The)	15,222	134,463
Severn Trent PLC	5,575	191,197
Tesco PLC	40,662	124,420
Unilever PLC	2,263	132,583

	Shares	Value
United Kingdom-(continued)
United Utilities Group PLC	15,173	$203,398
WM Morrison Supermarkets PLC	63,336	152,452

		2,028,178

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $17,647,432)		18,788,313

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.89%
Invesco Private Government Fund, 0.01%(c)(d)(e)	141,991	141,991
Invesco Private Prime Fund, 0.11%(c)(d)(e)	212,901	212,986

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $354,977)		354,977

TOTAL INVESTMENTS IN SECURITIES-101.63% (Cost $18,002,409)		19,143,290
OTHER ASSETS LESS LIABILITIES-(1.63)%		(306,530)

NET ASSETS-100.00%		$18,836,760

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$783,675	$(783,675)	$-	$-	$-	$3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,193	2,358,391	(2,292,593)	-	-	141,991	21	*
Invesco Private Prime Fund	114,290	3,232,818	(3,134,134)	-	12	212,986	196	*

Total	$190,483	$6,374,884	$(6,210,402)	$-	$12	$354,977	$220

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Utilities	24.63

Communication Services	15.81

Financials	15.77

Real Estate	13.07

Consumer Staples	10.46

Industrials	6.70

Health Care	4.08

Materials	3.63

Sector Types Each Less Than 3%	5.59

Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.06%
Australia-4.07%
AGL Energy Ltd.(a)	477,843	$3,296,152
APA Group	447,260	3,465,226
ASX Ltd.(a)	66,219	3,732,992
AusNet Services	3,283,814	4,806,826
Coles Group Ltd.	289,997	3,655,815
Medibank Pvt Ltd.	1,518,557	3,612,871
Telstra Corp. Ltd.	1,560,095	4,085,276
Woolworths Group Ltd.	120,317	3,652,499

		30,307,657

Austria-0.51%
Oesterreichische Post AG(a)	85,841	3,807,913

Belgium-0.46%
Ackermans & van Haaren N.V.	21,627	3,462,603

Brazil-0.46%
Yara International ASA	65,186	3,410,649

Canada-3.08%
Dollarama, Inc.	83,755	3,899,761
Hydro One Ltd.(b)	154,738	3,706,819
Loblaw Cos. Ltd.	64,011	3,551,253
Metro, Inc.	93,322	4,272,391
Thomson Reuters Corp.	39,083	3,621,420
TMX Group Ltd.	35,274	3,883,810

		22,935,454

China-0.94%
BOC Hong Kong Holdings Ltd.	1,052,989	3,714,749
Fosun International Ltd.	2,296,221	3,305,298

		7,020,047

Denmark-3.07%
Carlsberg A/S, Class B	21,054	3,699,484
Chr. Hansen Holding A/S(c)	38,327	3,527,673
Coloplast A/S, Class B	24,123	3,996,648
Novo Nordisk A/S, Class B	55,466	4,067,707
Novozymes A/S, Class B(a)	55,429	3,950,594
Tryg A/S	157,824	3,616,260

		22,858,366

Finland-1.94%
Elisa OYJ	54,689	3,106,739
Kojamo OYJ	176,411	3,828,919
Kone OYJ, Class B	54,485	4,285,592
UPM-Kymmene OYJ	83,061	3,254,639

		14,475,889

France-3.17%
Air Liquide S.A.(a)	22,033	3,716,452
Danone S.A.(a)	51,462	3,632,129
Hermes International	3,283	4,125,971
L’Oreal S.A.	9,376	3,856,149
Pernod Ricard S.A.	19,988	4,107,311
Sanofi(a)	40,256	4,229,123

		23,667,135

Germany-5.64%
Beiersdorf AG	36,646	4,142,351
Deutsche Telekom AG	185,572	3,574,269

	Shares	Value
Germany-(continued)
Deutsche Wohnen SE	77,339	$4,189,535
E.ON SE	338,096	4,080,585
Fresenius Medical Care AG & Co. KGaA	49,502	3,942,512
Henkel AG & Co. KGaA, Preference Shares	35,824	4,121,022
Knorr-Bremse AG	26,939	3,307,778
Merck KGaA	21,338	3,754,112
Symrise AG	31,010	4,009,228
Uniper SE(a)	96,370	3,519,753
Vonovia SE	51,356	3,377,977

		42,019,122

Hong Kong-7.00%
CLP Holdings Ltd.	525,973	5,190,757
Hang Seng Bank Ltd.	182,697	3,587,206
Henderson Land Development Co. Ltd.	874,365	3,889,519
HK Electric Investments & HK Electric Investments Ltd.	8,083,413	8,097,099
HKT Trust & HKT Ltd.	3,068,878	4,457,012
Hong Kong & China Gas Co. Ltd. (The)	2,892,229	4,639,870
Hongkong Land Holdings Ltd.	645,071	3,193,101
Link REIT	386,992	3,659,729
MTR Corp. Ltd.(a)	647,026	3,607,154
New World Development Co. Ltd.	654,463	3,463,235
Power Assets Holdings Ltd.	765,152	4,704,096
Sun Hung Kai Properties Ltd.	247,174	3,732,982

		52,221,760

Ireland-0.48%
Kerry Group PLC, Class A	27,426	3,559,065

Israel-1.57%
Elbit Systems Ltd.	26,616	3,667,409
Shufersal Ltd.	421,509	3,420,574
Strauss Group Ltd.	158,165	4,632,276

		11,720,259

Italy-0.97%
Ferrari N.V.	17,089	3,664,858
UnipolSai Assicurazioni S.p.A.	1,145,715	3,566,645

		7,231,503

Japan-38.40%
Aeon Co. Ltd.	113,540	3,098,056
Air Water, Inc.	186,339	3,085,619
Ajinomoto Co., Inc.	165,847	3,317,547
Astellas Pharma, Inc.	193,379	2,902,321
Benesse Holdings, Inc.	158,793	3,505,489
Bridgestone Corp.	79,590	3,187,095
Calbee, Inc.	144,830	3,470,196
Chubu Electric Power Co., Inc.	296,159	3,577,860
Chugoku Electric Power Co., Inc. (The)	368,990	4,118,456
COMSYS Holdings Corp.	112,091	3,476,405
Daikin Industries Ltd.	16,189	3,248,019
ENEOS Holdings, Inc.	829,336	3,575,162
Ezaki Glico Co. Ltd.	88,624	3,312,100
FP Corp.	86,124	3,344,736
House Foods Group, Inc.	107,268	3,331,731
Idemitsu Kosan Co. Ltd.	157,465	3,770,055
Ito En Ltd.(a)	52,076	2,882,391
ITOCHU Corp.	127,706	3,981,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Itochu Techno-Solutions Corp.	120,956	$4,193,982
Japan Post Bank Co. Ltd.	341,951	3,125,283
Japan Post Holdings Co. Ltd.(c)	361,394	3,033,851
Japan Tobacco, Inc.	230,008	4,301,142
Kagome Co. Ltd.	110,393	3,166,205
Kaken Pharmaceutical Co. Ltd.	85,256	3,509,922
Kansai Electric Power Co., Inc. (The)	326,702	3,233,993
Kansai Paint Co. Ltd.	141,055	3,552,668
Kao Corp.	56,721	3,636,101
KDDI Corp.	110,204	3,333,191
Keihan Holdings Co. Ltd.	74,572	2,718,718
Kewpie Corp.	162,808	3,848,826
Keyence Corp.	7,624	3,663,259
Kinden Corp.	264,835	4,501,747
Kyocera Corp.	50,044	3,038,672
Kyowa Exeo Corp.	139,265	3,703,795
Kyushu Electric Power Co., Inc.	356,181	3,252,080
Lawson, Inc.	70,039	3,139,757
McDonald’s Holdings Co. Japan Ltd.	99,073	4,522,888
Medipal Holdings Corp.	176,579	3,243,865
MEIJI Holdings Co. Ltd.	72,749	4,505,839
Mitsubishi Corp.	142,314	3,932,009
Mitsubishi Electric Corp.	227,587	3,502,139
Mizuho Financial Group, Inc.	221,305	3,107,847
Morinaga & Co. Ltd.	100,075	3,332,629
MS&AD Insurance Group Holdings, Inc.	129,969	3,680,107
Murata Manufacturing Co. Ltd.	40,917	3,257,862
Nagoya Railroad Co. Ltd.(c)	158,183	3,626,610
Nichirei Corp.	131,876	3,332,341
Nintendo Co. Ltd.	6,439	3,692,978
Nippo Corp.	120,210	3,147,532
Nippon Telegraph & Telephone Corp.	153,068	3,858,033
Nissin Foods Holdings Co. Ltd.(a)	54,466	3,861,777
Nitori Holdings Co. Ltd.	20,093	3,604,810
Nitto Denko Corp.	38,850	3,220,173
NOF Corp.	72,643	3,841,330
Ono Pharmaceutical Co. Ltd.	134,556	3,386,520
Oriental Land Co. Ltd.	20,439	2,893,678
Osaka Gas Co. Ltd.	193,010	3,722,292
Otsuka Holdings Co. Ltd.	78,089	3,001,252
Pan Pacific International Holdings Corp.	141,131	3,040,698
Rinnai Corp.	33,102	3,325,191
Rohto Pharmaceutical Co. Ltd.	128,204	3,287,643
Secom Co. Ltd.	45,755	3,799,208
Sega Sammy Holdings, Inc.	212,201	3,046,003
Seino Holdings Co. Ltd.	219,691	3,018,854
Sekisui House Ltd.	158,311	3,199,387
Seven Bank Ltd.	1,795,057	3,859,278
Shizuoka Bank Ltd. (The)	483,325	3,701,048
Softbank Corp.	356,114	4,592,129
Sugi Holdings Co. Ltd.	48,205	3,704,515
Sumitomo Mitsui Financial Group, Inc.	89,802	3,123,619
Sundrug Co. Ltd.	86,665	2,953,453
Suntory Beverage & Food Ltd.	91,732	3,096,758
Taisho Pharmaceutical Holdings Co. Ltd.	51,574	3,038,622
Takeda Pharmaceutical Co. Ltd.	92,265	3,068,325
Teijin Ltd.	200,668	3,300,865
Toho Co. Ltd.	82,996	3,302,983
Tohoku Electric Power Co., Inc.	417,878	3,681,593
Tokyo Gas Co. Ltd.	150,978	3,056,716

	Shares	Value
Japan-(continued)
Toyota Motor Corp.	46,865	$3,484,487
Tsumura & Co.	109,596	3,649,691
Tsuruha Holdings, Inc.	25,545	2,949,343
Unicharm Corp.	83,303	3,234,417
USS Co. Ltd.	187,512	3,398,392

		286,325,880

Netherlands-2.51%
Heineken Holding N.V.	34,484	3,428,881
Koninklijke Ahold Delhaize N.V.	147,717	3,981,432
Koninklijke DSM N.V.	21,366	3,837,486
Koninklijke Philips N.V.(c)	58,404	3,295,983
Wolters Kluwer N.V.	45,608	4,131,997

		18,675,779

New Zealand-0.49%
Spark New Zealand Ltd.	1,167,393	3,685,462

Norway-1.49%
Gjensidige Forsikring ASA	145,471	3,317,142
Orkla ASA	379,771	3,883,554
Telenor ASA	218,525	3,904,581

		11,105,277

Portugal-0.56%
Jeronimo Martins SGPS S.A.	226,452	4,140,842

Singapore-5.20%
CapitaLand Ltd.	1,402,824	3,922,509
DBS Group Holdings Ltd.	169,853	3,818,628
Keppel Corp. Ltd.	882,930	3,597,024
Oversea-Chinese Banking Corp. Ltd.	466,054	4,273,797
Singapore Exchange Ltd.	478,374	3,757,523
Singapore Technologies Engineering Ltd.	1,235,250	3,583,933
Singapore Telecommunications Ltd.	2,198,213	4,130,737
United Overseas Bank Ltd.	207,601	4,149,211
UOL Group Ltd.	689,346	3,989,751
Venture Corp. Ltd.	234,249	3,547,893

		38,771,006

Spain-0.98%
Iberdrola S.A.	263,409	3,562,529
Red Electrica Corp. S.A.	204,758	3,765,103

		7,327,632

Sweden-3.83%
Axfood AB	157,921	3,959,348
Essity AB, Class B	119,177	3,894,226
Holmen AB, Class B	80,092	3,779,287
ICA Gruppen AB(a)	67,910	3,132,176
Investor AB, Class B(a)	42,786	3,637,626
Swedish Match AB	44,071	3,619,183
Tele2 AB, Class B(a)	246,364	3,185,986
Telia Co. AB	807,007	3,344,177

		28,552,009

Switzerland-5.77%
Chocoladefabriken Lindt & Spruengli AG, PC(a)	437	4,058,319
Geberit AG	6,143	4,043,920
Givaudan S.A.	1,057	4,431,739
Kuehne + Nagel International AG, Class R	13,797	4,129,797
Nestle S.A.	45,854	5,474,024
Novartis AG	49,449	4,226,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Switzerland-(continued)
Roche Holding AG	11,456	$3,738,069
Schindler Holding AG, PC(a)	15,517	4,420,061
SGS S.A.	1,389	4,111,946
Swisscom AG(a)	8,109	4,403,692

		43,038,357

United Kingdom-5.47%
Admiral Group PLC(a)	86,745	3,758,021
AstraZeneca PLC	32,966	3,521,367
ConvaTec Group PLC(b)	1,269,368	3,834,877
Croda International PLC(a)	41,861	3,920,327
GlaxoSmithKline PLC	204,500	3,792,954
Reckitt Benckiser Group PLC	42,233	3,772,143
Segro PLC	261,974	3,647,115
Severn Trent PLC	110,557	3,791,590
Spirax-Sarco Engineering PLC	20,552	3,361,994
Unilever PLC	66,312	3,885,041
WM Morrison Supermarkets PLC	1,467,952	3,533,424

		40,818,853

United States-1.00%
QIAGEN N.V.(c)	73,786	3,600,024
Waste Connections, Inc.	32,458	3,863,193

		7,463,217

Total Common Stocks & Other Equity Interests (Cost $699,477,714)		738,601,736

	Shares	Value
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,121,749)	2,121,749	$2,121,749

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.35% (Cost $701,599,463)		740,723,485

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.95%
Invesco Private Government Fund, 0.01%(d)(e)(f)	17,744,083	17,744,083
Invesco Private Prime Fund, 0.11%(d)(e)(f)	26,618,152	26,628,800

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,372,882)		44,372,883

TOTAL INVESTMENTS IN SECURITIES-105.30% (Cost $745,972,345)		785,096,368
OTHER ASSETS LESS LIABILITIES-(5.30)%		(39,482,936)

NET ASSETS-100.00%		$745,613,432

Investment Abbreviations:

PC-Participation Certificate

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $7,541,696, which represented 1.01% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$12,655,698	$(10,533,949)	$-	$-	$2,121,749	$109
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,794,633	91,476,786	(80,527,336)	-	-	17,744,083	1,184	*
Invesco Private Prime Fund	10,191,939	127,951,714	(111,515,946)	1	1,092	26,628,800	11,317	*

Total	$16,986,572	$232,084,198	$(202,577,231)	$1	$1,092	$46,494,632	$12,610

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2021

(Unaudited)

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Consumer Staples	23.18

Industrials	13.88

Utilities	10.90

Financials	10.67

Health Care	9.63

Materials	7.80

Communication Services	7.60

Consumer Discretionary	6.56

Real Estate	5.48

Sector Types Each Less Than 3%	3.36

Money Market Funds Plus Other Assets
Less Liabilities	0.94

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Australia-4.40%
Afterpay Ltd.(a)	671	$60,980
Domino’s Pizza Enterprises Ltd.	131	10,792
Fortescue Metals Group Ltd.	4,804	83,828
Rio Tinto PLC	1,798	151,257
Washington H Soul Pattinson & Co. Ltd.	166	3,882
Wesfarmers Ltd.	1,456	60,857

		371,596

Austria-0.19%
Verbund AG	113	9,291
voestalpine AG	162	7,040

		16,331

Belgium-0.11%
Sofina S.A.	24	9,135

Brazil-0.16%
Yara International ASA	253	13,237

Canada-4.83%
Cameco Corp.	596	10,009
Canopy Growth Corp.(a)	329	8,866
Constellation Software, Inc.	29	42,525
Ritchie Bros. Auctioneers, Inc.	156	9,915
Shopify, Inc., Class A(a)	265	312,541
Wheaton Precious Metals Corp.	578	23,957

		407,813

Chile-0.37%
Antofagasta PLC	728	18,803
Lundin Mining Corp.	1,064	12,844

		31,647

China-1.48%
Alibaba Health Information Technology Ltd.(a)	9,639	29,413
China Evergrande New Energy Vehicle Group Ltd.(a)(b)	7,006	54,167
Chow Tai Fook Jewellery Group Ltd.	3,283	5,301
ENN Energy Holdings Ltd.	1,092	18,615
Wilmar International Ltd.	4,455	17,480

		124,976

Denmark-4.16%
AP Moller - Maersk A/S, Class A	6	14,132
AP Moller - Maersk A/S, Class B	11	27,368
DSV Panalpina A/S	275	61,409
Genmab A/S(a)	129	47,402
GN Store Nord A/S	216	19,524
Orsted A/S(c)	404	59,001
Rockwool International A/S, Class B(b)	12	5,394
Vestas Wind Systems A/S	2,790	116,610

		350,840

Finland-0.92%
Kesko OYJ, Class B	457	13,941
Metso Outotec OYJ	1,205	13,554
Neste OYJ	822	49,872

		77,367

France-2.73%
BioMerieux	60	7,145

	Shares	Value
France-(continued)
Hermes International	49	$61,582
Sartorius Stedim Biotech	68	31,270
Schneider Electric SE	814	130,345

		230,342

Germany-3.78%
BioNTech SE, ADR(a)	26	4,895
Deutsche Post AG	1,352	79,676
Infineon Technologies AG	2,394	96,731
Merck KGaA	155	27,270
Sartorius AG, Preference Shares	87	49,140
TeamViewer AG(a)(c)	184	8,763
Zalando SE(a)(c)	505	52,609

		319,084

Hong Kong-3.64%
Hang Lung Properties Ltd.	2,808	7,664
Hong Kong Exchanges & Clearing Ltd.	3,771	228,197
Techtronic Industries Co. Ltd.	3,928	71,613

		307,474

Ireland-0.58%
Flutter Entertainment PLC(a)	240	49,072

Israel-1.09%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,671	2,913
Compugen Ltd.(a)	106	915
Fiverr International Ltd.(a)	54	11,236
Kornit Digital Ltd.(a)	98	9,580
Nice Ltd.(a)	104	25,165
Nova Measuring Instruments Ltd.(a)	69	6,757
Phoenix Holdings Ltd. (The)	223	1,987
Plus500 Ltd.	198	3,893
Shufersal Ltd.	264	2,142
Wix.com Ltd.(a)	87	27,656

		92,244

Italy-0.14%
DiaSorin S.p.A.(b)	36	6,121
PRADA S.p.A.(a)	896	5,578

		11,699

Japan-39.95%
Advantest Corp.	272	25,830
Aeon Co. Ltd.	1,750	47,751
Ajinomoto Co., Inc.	973	19,464
Azbil Corp.	372	15,043
Bandai Namco Holdings, Inc.	390	28,637
Benefit One, Inc.	135	3,388
Capcom Co. Ltd.	486	15,784
Chugai Pharmaceutical Co. Ltd.	1,159	43,484
Cosmos Pharmaceutical Corp.	31	4,450
CyberAgent, Inc.	688	14,150
Daifuku Co. Ltd.	340	33,656
Daiichi Sankyo Co. Ltd.	2,610	66,548
Daikin Industries Ltd.	544	109,143
Denso Corp.	746	48,177
Disco Corp.	40	12,955
Fancl Corp.	114	3,723
FANUC Corp.	276	63,568

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Fast Retailing Co. Ltd.	119	$97,667
FP Corp.	74	2,874
Fujitsu Ltd.	310	49,362
GMO internet, Inc.	94	2,799
GMO Payment Gateway, Inc.	119	15,187
Hamamatsu Photonics KK	208	12,065
Harmonic Drive Systems, Inc.	72	4,855
Hoya Corp.	498	56,655
Ibiden Co. Ltd.	306	14,501
Ito En Ltd.(b)	79	4,373
ITOCHU Corp.	1,875	58,460
Japan Exchange Group, Inc.	705	16,521
JCR Pharmaceuticals Co. Ltd.	107	2,912
JSR Corp.	503	15,485
Kagome Co. Ltd.	126	3,614
Keyence Corp.	408	196,040
Kikkoman Corp.	285	17,496
Kobayashi Pharmaceutical Co. Ltd.	84	7,493
Kobe Bussan Co. Ltd.	173	4,625
Koei Tecmo Holdings Co. Ltd.	182	8,134
Koito Manufacturing Co. Ltd.	186	11,588
Konami Holdings Corp.(b)	175	10,439
Kubota Corp.	1,739	40,888
Kyowa Kirin Co. Ltd.	302	9,173
Lasertec Corp.	243	42,995
Lixil Corp.	437	11,838
M3, Inc.	1,354	93,859
Mercari, Inc.(a)	314	15,513
Mitsubishi Gas Chemical Co., Inc.	366	8,461
Miura Co. Ltd.	235	12,319
MonotaRO Co. Ltd.	634	16,183
Murata Manufacturing Co. Ltd.	1,590	126,598
Nabtesco Corp.	225	10,117
NET One Systems Co. Ltd.	183	6,010
Nexon Co. Ltd.	1,226	40,659
Nidec Corp.	1,650	191,032
Nihon M&A Center, Inc.	702	18,394
Nintendo Co. Ltd.	274	157,148
Nippon Paint Holdings Co. Ltd.(b)	3,265	46,658
Nippon Yusen KK	245	9,616
Nitori Holdings Co. Ltd.	113	20,273
Nitto Denko Corp.	361	29,922
NOF Corp.	163	8,619
Nomura Research Institute Ltd.	652	20,072
OBIC Business Consultants Co. Ltd.	32	1,879
Obic Co. Ltd.	96	18,558
Omron Corp.	383	29,048
Ono Pharmaceutical Co. Ltd.	666	16,762
Open House Co. Ltd.	111	4,615
Oracle Corp. Japan	45	4,220
Otsuka Corp.	136	6,856
Pan Pacific International Holdings Corp.	877	18,895
Renesas Electronics Corp.(a)	1,680	19,597
Rinnai Corp.	71	7,132
Rohm Co. Ltd.	122	12,088
Ryohin Keikaku Co. Ltd.	352	7,407
Seria Co. Ltd.	53	1,923
SG Holdings Co. Ltd.	1,591	36,156
Sharp Corp.(b)	303	5,120
Shimamura Co. Ltd.	45	4,454

	Shares	Value
Japan-(continued)
Shimano, Inc.	147	$33,669
Shin-Etsu Chemical Co. Ltd.	684	115,455
SMC Corp.	95	55,146
SoftBank Group Corp.	3,071	277,726
Sony Group Corp.	1,923	191,763
Sugi Holdings Co. Ltd.	53	4,073
Sumitomo Metal Mining Co. Ltd.	444	18,844
Sysmex Corp.	356	35,582
Taiyo Yuden Co. Ltd.	338	15,523
Takara Bio, Inc.	64	1,636
TDK Corp.	208	28,258
Toho Gas Co. Ltd.	161	8,941
Tokai Carbon Co. Ltd.	438	7,125
Tokyo Century Corp.	88	5,434
Tokyo Electron Ltd.	322	142,345
TOTO Ltd.	222	11,516
Toyota Industries Corp.	358	28,658
Unicharm Corp.	597	23,180
Yamato Holdings Co. Ltd.	660	18,628
Yaskawa Electric Corp.	407	18,767
Z Holdings Corp.	4,237	19,575
Zeon Corp.	316	5,036
ZOZO, Inc.	167	5,638

		3,372,471

Jordan-0.09%
Hikma Pharmaceuticals PLC	226	7,635

Luxembourg-0.28%
Eurofins Scientific SE(a)	241	23,891

Mexico-0.04%
Fresnillo PLC	259	2,953

Netherlands-11.83%
Adyen N.V.(a)(c)	96	235,926
ASML Holding N.V.	968	630,649
Koninklijke DSM N.V.	306	54,960
Prosus N.V.(a)	708	76,902

		998,437

New Zealand-0.76%
Fisher & Paykel Healthcare Corp. Ltd.	970	25,020
Infratil Ltd.	994	5,089
Mercury NZ Ltd.	985	4,905
Meridian Energy Ltd.	1,802	6,891
Xero Ltd.(a)	205	22,416

		64,321

Norway-0.54%
Kahoot! ASA(a)	912	9,600
NEL ASA(a)	2,480	7,218
Nordic Semiconductor ASA(a)	497	12,323
Scatec ASA(c)	281	7,593
TOMRA Systems ASA	182	9,130

		45,864

Saudi Arabia-0.66%
Delivery Hero SE(a)(c)	348	55,319

Singapore-0.10%
Sembcorp Industries Ltd.	1,643	2,618
Venture Corp. Ltd.	368	5,574

		8,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Spain-0.42%
EDP Renovaveis S.A.	408	$9,734
Siemens Gamesa Renewable Energy S.A., Class R(a)	720	26,089

		35,823

Sweden-6.31%
AddTech AB, Class B	433	7,579
Atlas Copco AB, Class A(b)	975	59,152
Atlas Copco AB, Class B	552	28,691
Embracer Group AB(a)	550	16,951
Epiroc AB, Class A(b)	1,128	24,479
Epiroc AB, Class B	552	10,843
EQT AB	473	16,015
Evolution Gaming Group AB(c)	512	101,241
Getinge AB, Class B	295	9,995
Hexagon AB, Class B	454	43,350
Holmen AB, Class B	154	7,267
Husqvarna AB, Class B	646	9,004
Indutrade AB(b)	456	11,929
Kinnevik AB, Class B	589	32,599
Lifco AB, Class B	56	6,033
Nibe Industrier AB, Class B	774	28,358
Sinch AB(a)(c)	144	22,777
Svenska Cellulosa AB S.C.A., Class B	1,248	21,917
Swedish Match AB	195	16,014
Telefonaktiebolaget LM Ericsson, Class B	4,237	58,095

		532,289

Switzerland-2.20%
Kuehne + Nagel International AG, Class R	85	25,443
Lonza Group AG	138	87,879
Sika AG	243	72,576

		185,898

Taiwan-3.41%
Sea Ltd., ADR(a)	1,139	287,643

United Kingdom-2.46%
Admiral Group PLC	452	19,582

	Shares	Value
United Kingdom-(continued)
Ashtead Group PLC	654	$42,115
B&M European Value Retail S.A.	2,207	17,289
Croda International PLC	221	20,697
Farfetch Ltd., Class A(a)	676	33,117
J Sainsbury PLC	2,320	7,635
Ocado Group PLC(a)(b)	1,863	54,091
Pearson PLC	1,149	13,204

		207,730

United States-2.02%
Atlassian Corp. PLC, Class A(a)	239	56,777
Globant S.A.(a)	51	11,688
QIAGEN N.V.(a)	488	23,810
Spotify Technology S.A.(a)	310	78,157

		170,432

Zambia-0.26%
First Quantum Minerals Ltd.	952	21,923

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $7,629,370)		8,433,678

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.58%
Invesco Private Government Fund, 0.01%(d)(e)(f)	120,864	120,864
Invesco Private Prime Fund, 0.11%(d)(e)(f)	181,223	181,295

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $302,159)		302,159

TOTAL INVESTMENTS IN SECURITIES-103.49% (Cost $7,931,529)		8,735,837
OTHER ASSETS LESS LIABILITIES-(3.49)%		(294,959)

NET ASSETS-100.00%		$8,440,878

Investment Abbreviations:

ADR-American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $543,229, which represented 6.44% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,469	$240,179	$(366,648)	$-	$-	$-	$1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2021

(Unaudited)

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,048,728	$465,167	$(1,393,031)	$-	$-	$120,864	$8	*
Invesco Private Prime Fund	1,573,092	610,710	(2,002,509)	-	2	181,295	52	*

Total	$2,748,289	$1,316,056	$(3,762,188)	$-	$2	$302,159	$61

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Information Technology	29.59

Industrials	18.37

Consumer Discretionary	13.45

Communication Services	11.28

Health Care	9.37

Materials	9.14

Financials	3.95

Sector Types Each Less Than 3%	4.76

Money Market Funds Plus Other Assets Less Liabilities	0.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Assets:
Unaffiliated investments in securities, at value(a)	$7,461,825	$333,179,144	$8,858,616	$18,788,313
Affiliated investments in securities, at value	362,183	44,506	30,380	354,977
Foreign currencies, at value	7,260	232,522	75,944	276
Receivable for:
Dividends	28,501	653,347	5,399	85,798
Securities lending	118	228	32	654
Investments sold	3,514	-	-	-
Foreign tax reclaims	157,798	44,951	-	14,717

Total assets	8,021,199	334,154,698	8,970,371	19,244,735

Liabilities:
Due to custodian	-	-	76,706	48,347
Due to foreign custodian	-	-	-	-
Payable for:
Investments purchased	-	32	-	-
Collateral upon return of securities loaned	360,602	-	30,380	354,977
Fund shares repurchased	3,510	-	-	-
Accrued unitary management fees	2,833	100,120	2,293	4,651
Accrued tax expenses	-	-	2,237	-

Total liabilities	366,945	100,152	111,616	407,975

Net Assets	$7,654,254	$334,054,546	$8,858,755	$18,836,760

Net assets consist of:
Shares of beneficial interest	$22,455,360	$400,555,501	$8,071,569	$19,417,996
Distributable earnings (loss)	(14,801,106)	(66,500,955)	787,186	(581,236)

Net Assets	$7,654,254	$334,054,546	$8,858,755	$18,836,760

Shares outstanding (unlimited amount authorized, $0.01 par value)	250,001	13,500,000	450,000	700,001
Net asset value	$30.62	$24.74	$19.69	$26.91

Market price	$30.35	$24.54	$19.48	$27.11

Unaffiliated investments in securities, at cost	$6,756,842	$284,154,083	$7,734,107	$17,647,432

Affiliated investments in securities, at cost	$362,183	$44,506	$30,380	$354,977

Foreign currencies, at cost	$7,141	$232,427	$75,851	$272

(a) Includes securities on loan with an aggregate value of:	$317,316	$-	$28,758	$335,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$738,601,736	$8,433,678
46,494,632	302,159
-	7,302

3,852,164	17,920
33,090	351
7,638,235	2,018
1,285,354	5,519

797,905,211	8,768,947

-	24,060
9,105	-

99,450	-
44,372,882	302,159
7,638,968	-
171,374	1,850
-	-

52,291,779	328,069

$745,613,432	$8,440,878

$869,572,246	$11,818,733
(123,958,814)	(3,377,855)

$745,613,432	$8,440,878

24,400,000	250,000
$30.56	$33.76
$30.48	$33.61

$699,477,714	$7,629,370

$46,494,631	$302,159

$(9,439)	$7,226

$37,260,754	$232,063

33

Statements of Operations

For the six months ended April 30, 2021

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Investment income:
Unaffiliated interest income	$-	$-	$9		$-
Unaffiliated dividend income	112,959	2,956,004	73,660		392,015
Affiliated dividend income	1	28	3		3
Non-cash dividend income	11,847	-	-		-
Securities lending income	795	7,319	257		3,360
Foreign withholding tax	(2,558)	(198,360)	(11,139)		(31,731)

Total investment income	123,044	2,764,991	62,790		363,647

Expenses:
Unitary management fees	19,401	416,650	14,132		27,235

Less: Waivers	(5)	(36)	(19)		(10)

Net expenses	19,396	416,614	14,113		27,225

Net investment income	103,648	2,348,377	48,677		336,422

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	244,527	9,362,890	452,158	(a)	(192,016)
Affiliated investment securities	21	31	6		12
In-kind redemptions	461,700	2,910,351	1,200,755		1,044,269
Foreign currencies	2,800	(21,741)	(15,713)		1,206

Net realized gain (loss)	709,048	12,251,531	1,637,206		853,471

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	830,649	51,006,417	(40,073	)(b)	2,248,901
Affiliated investment securities	-	(21)	-		-
Foreign currencies	767	900	143		281

Change in net unrealized appreciation (depreciation)	831,416	51,007,296	(39,930)		2,249,182

Net realized and unrealized gain	1,540,464	63,258,827	1,597,276		3,102,653

Net increase in net assets resulting from operations	$1,644,112	$65,607,204	$1,645,953		$3,439,075

(a) Net of foreign taxes of $1,825.

(b) Net of foreign taxes of $(2,237).

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$-	$-
12,341,031	115,198
109	1
-	202
100,796	3,254
(1,042,969)	(8,746)

11,398,967	109,909

989,581	18,608

(321)	(4)

989,260	18,604

10,409,707	91,305

(1,304,507)	(491,173)
1,092	2
29,181,197	(1,897,617)
59,875	(2,890)

27,937,657	(2,391,678)

58,450,156	11,352,421
1	-
(8,339)	425

58,441,818	11,352,846

86,379,475	8,961,168

$96,789,182	$9,052,473

35

Statements of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)		Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Operations:
Net investment income	$103,648	$399,442	$2,348,377	$9,423,108
Net realized gain (loss)	709,048	(3,818,825)	12,251,531	(57,229,752)
Change in net unrealized appreciation (depreciation)	831,416	(383,293)	51,007,296	(2,587,753)

Net increase (decrease) in net assets resulting from operations	1,644,112	(3,802,676)	65,607,204	(50,394,397)

Distributions to Shareholders from:
Distributable earnings	(91,586)	(658,693)	(2,811,053)	(9,726,970)

Shareholder Transactions:
Proceeds from shares sold	-	-	45,810,701	117,564,428
Value of shares repurchased	(3,036,730)	(40,031,688)	(43,867,822)	(124,343,540)
Transaction fees	797	15,359	108,770	474,852

Net increase (decrease) in net assets resulting from share transactions	(3,035,933)	(40,016,329)	2,051,649	(6,304,260)

Net increase (decrease) in net assets	(1,483,407)	(44,477,698)	64,847,800	(66,425,627)

Net assets:
Beginning of period	9,137,661	53,615,359	269,206,746	335,632,373

End of period	$7,654,254	$9,137,661	$334,054,546	$269,206,746

Changes in Shares Outstanding:
Shares sold	-	-	1,950,000	5,650,000
Shares repurchased	(100,000)	(1,550,000)	(1,950,000)	(6,600,000)
Shares outstanding, beginning of period	350,001	1,900,001	13,500,000	14,450,000

Shares outstanding, end of period	250,001	350,001	13,500,000	13,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)		Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020	Six Months Ended April 30, 2021	Year Ended October 31, 2020

$48,677	$125,242	$336,422	$640,822	$10,409,707	$24,342,279	$91,305	$33,124
1,637,206	(711,827)	853,471	(1,614,867)	27,937,657	(99,315,228)	(2,391,678)	749,005
(39,930)	668,396	2,249,182	(1,750,839)	58,441,818	(98,479,964)	11,352,846	(10,768,111)

1,645,953	81,811	3,439,075	(2,724,884)	96,789,182	(173,452,913)	9,052,473	(9,985,982)

(43,672)	(131,358)	(339,661)	(875,930)	(7,458,796)	(48,157,293)	(73,530)	(61,403)

11,284,355	2,249,937	6,563,765	8,766,348	73,497,150	377,754,851	1,782,985	311,702,336
(9,801,914)	(2,371,906)	(6,466,817)	(3,825,583)	(191,778,341)	(370,632,314)	(300,557,651)	(6,103,728)
3,718	1,016	-	-	-	-	-	-

1,486,159	(120,953)	96,948	4,940,765	(118,281,191)	7,122,537	(298,774,666)	305,598,608

3,088,440	(170,500)	3,196,362	1,339,951	(28,950,805)	(214,487,669)	(289,795,723)	295,551,223

5,770,315	5,940,815	15,640,398	14,300,447	774,564,237	989,051,906	298,236,601	2,685,378

$8,858,755	$5,770,315	$18,836,760	$15,640,398	$745,613,432	$774,564,237	$8,440,878	$298,236,601

600,000	150,000	250,000	350,000	2,400,000	12,650,000	50,000	10,400,000
(500,000)	(150,000)	(250,000)	(150,000)	(6,300,000)	(12,950,000)	(10,100,000)	(200,000)
350,000	350,000	700,001	500,001	28,300,000	28,600,000	10,300,000	100,000

450,000	350,000	700,001	700,001	24,400,000	28,300,000	250,000	10,300,000

37

Financial Highlights

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

	Six Months Ended April 30, 2021		Years Ended October 31,					For the Period November 04, 2015(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$26.11		$28.22	$26.98		$29.47	$25.09	$24.92

Net investment income(b)	0.36		0.47	0.68		0.67	0.64	0.54
Net realized and unrealized gain (loss) on investments	4.45		(2.05)	1.43		(2.30)	4.45	0.03

Total from investment operations	4.81		(1.58)	2.11		(1.63)	5.09	0.57

Distributions to shareholders from:
Net investment income	(0.30)		(0.55)	(0.87)		(0.86)	(0.71)	(0.40)

Transaction fees(b)	0.00	(c)	0.02	-		-	-	-

Net asset value at end of period	$30.62		$26.11	$28.22		$26.98	$29.47	$25.09

Market price at end of period(d)	$30.35		$26.04	$28.02		$26.86	$29.44	$25.20

Net Asset Value Total Return(e)	18.48%		(5.44)%	7.94%		(5.81)%	20.63%	2.33	%(f)
Market Price Total Return(e)	17.75%		(5.02)%	7.65%		(6.12)%	19.98%	2.77	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,654		$9,138	$53,615		$109,258	$134,104	$146,797
Ratio to average net assets of:
Expenses	0.45	%(g)	0.45%	0.46	%(h)	0.45%	0.45%	0.45	%(g)
Net investment income	2.40	%(g)	1.75%	2.48	%(h)	2.23%	2.38%	2.22	%(g)
Portfolio turnover rate(i)	23%		38%	53%		50%	39%	59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 2.17%. The market price total return from Fund Inception to October 31, 2016 was 2.16%.

(g)	Annualized.
(h)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$19.94		$23.23	$23.02	$24.59	$22.27	$22.31

Net investment income(a)	0.18		0.72	0.74	1.04	0.63	0.57
Net realized and unrealized gain (loss) on investments	4.84		(3.33)	0.58	(1.68)	2.29	(0.14)

Total from investment operations	5.02		(2.61)	1.32	(0.64)	2.92	0.43

Distributions to shareholders from:
Net investment income	(0.23)		(0.72)	(1.12)	(1.01)	(0.61)	(0.49)

Transaction fees(a)	0.01		0.04	0.01	0.08	0.01	0.02

Net asset value at end of period	$24.74		$19.94	$23.23	$23.02	$24.59	$22.27

Market price at end of period(b)	$24.54		$19.82	$23.12	$23.03	$24.63	$22.15

Net Asset Value Total Return(c)	25.31%		(10.92)%	5.87%	(2.54)%	13.30%	2.12%
Market Price Total Return(c)	25.06%		(11.03)%	5.32%	(2.60)%	14.09%	2.39%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$334,055		$269,207	$335,632	$246,270	$277,832	$269,478
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29	%(d)	0.38%	0.45%	0.45%	0.45%	0.45%
Net investment income	1.63	%(d)	3.42%	3.14%	4.12%	2.74%	2.60%
Portfolio turnover rate(e)	40%		114%	67%	125%	81%	73%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights–(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019		2018		2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$16.49		$16.97	$17.23		$20.85		$15.87		$16.20

Net investment income(a)	0.09		0.32	0.40		0.27	(b)	0.40		0.22
Net realized and unrealized gain (loss) on investments	3.18		(0.46)	1.61		(3.03)		4.70		(0.23)

Total from investment operations	3.27		(0.14)	2.01		(2.76)		5.10		(0.01)

Distributions to shareholders from:
Net investment income	(0.08)		(0.34)	(0.43)		(0.14)		(0.37)		(0.32)
Net realized gains	-		-	(1.85)		(0.76)		-		-

Total distributions	(0.08)		(0.34)	(2.28)		(0.90)		(0.37)		(0.32)

Transaction fees(a)	0.01		0.00 (c)	0.01		0.04		0.25		-

Net asset value at end of period	$19.69		$16.49	$16.97		$17.23		$20.85		$15.87

Market price at end of period(d)	$19.48		$16.51	$16.92		$17.18		$20.96		$15.84

Net Asset Value Total Return(e)	19.91%		0.20%	13.60%		(13.66)%		34.38%		0.17%
Market Price Total Return(e)	18.49%		0.59%	13.66%		(14.35)%		35.37%		0.69%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,859		$5,770	$5,941		$12,924		$390,986		$1,587
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(f)	0.29%	0.36	%(g)(h)	0.27	%(g)	0.27	%(g)	0.28%
Expenses, prior to Waivers	0.29	%(f)	0.37%	0.53	%(g)(h)	0.45	%(g)	0.45	%(g)	0.45%
Net investment income	1.00	%(f)	2.10%	2.42	%(h)	1.26	%(b)	2.16%		1.44%
Portfolio turnover rate(i)	81%		172%	114%		140%		111%		182%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.17 and 0.83%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(h)	Ratios include non-recurring costs associated with a proxy statement of 0.08%.
(i)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

	Six Months Ended April 30, 2021		Years Ended October 31,				For the Period November 29, 2016(a) Through October 31,
	(Unaudited)		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.34		$28.60	$26.19		$28.39	$25.19

Net investment income(b)	0.48		1.07	1.25		1.27	1.02
Net realized and unrealized gain (loss) on investments	4.58		(5.83)	2.41		(2.09)	3.16

Total from investment operations	5.06		(4.76)	3.66		(0.82)	4.18

Distributions to shareholders from:
Net investment income	(0.49)		(1.50)	(1.25)		(1.38)	(0.98)

Net asset value at end of period	$26.91		$22.34	$28.60		$26.19	$28.39

Market price at end of period(c)	$27.11		$22.49	$28.61		$26.41	$28.60

Net Asset Value Total Return(d)	22.70%		(16.91)%	14.30%		(3.11)%	16.70	%(e)
Market Price Total Return(d)	22.77%		(16.38)%	13.34%		(3.06)%	17.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$18,837		$15,640	$14,300		$5,238	$4,258
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.37	%(g)	0.30%	0.30	%(f)
Net investment income	3.71	%(f)	4.39%	4.60	%(g)	4.51%	4.00	%(f)
Portfolio turnover rate(h)	36%		88%	58%		65%	72%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 17.22%. The market price total return from Fund Inception to October 31, 2017 was 18.16%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.07%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.37		$34.58	$30.83	$33.28	$29.32	$29.99

Net investment income(a)	0.39		0.83	1.15	1.08	1.00	0.99
Net realized and unrealized gain (loss) on investments	3.09		(6.40)	3.79	(2.22)	4.04	(0.55)

Total from investment operations	3.48		(5.57)	4.94	(1.14)	5.04	0.44

Distributions to shareholders from:
Net investment income	(0.29)		(1.64)	(1.19)	(1.31)	(1.08)	(1.11)

Net asset value at end of period	$30.56		$27.37	$34.58	$30.83	$33.28	$29.32

Market price at end of period(b)	$30.48		$27.43	$34.57	$30.76	$33.29	$29.38

Net Asset Value Total Return(c)	12.72%		(16.49)%	16.33%	(3.62)%	17.59%	1.56%
Market Price Total Return(c)	12.18%		(16.28)%	16.56%	(3.87)%	17.38%	2.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$745,613		$774,564	$989,052	$537,929	$569,124	$384,137
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25	%(d)	0.30%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.63	%(d)	2.77%	3.51%	3.26%	3.19%	3.33%
Portfolio turnover rate(e)	25%		99%	59%	65%	69%	56%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.96		$26.85	$24.86		$27.96	$23.57	$25.85

Net investment income(a)	0.22		0.04	0.61		0.61	0.71	0.51
Net realized and unrealized gain (loss) on investments	4.87		2.58	2.12		(3.04)	4.49	(2.30)

Total from investment operations	5.09		2.62	2.73		(2.43)	5.20	(1.79)

Distributions to shareholders from:
Net investment income	(0.29)		(0.51)	(0.74)		(0.67)	(0.81)	(0.49)

Net asset value at end of period	$33.76		$28.96	$26.85		$24.86	$27.96	$23.57

Market price at end of period(b)	$33.61		$28.92	$26.79		$24.78	$27.80	$23.51

Net Asset Value Total Return(c)	17.62%		10.14%	11.30%		(8.95)%	22.57%	(6.92)%
Market Price Total Return(c)	17.27%		10.24%	11.42%		(8.70)%	22.19%	(6.77)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,441		$298,237	$2,685		$2,486	$2,796	$3,535
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.53	%(e)	0.25%	0.26%	0.26%
Expenses, prior to Waivers	0.25	%(d)	0.26%	0.63	%(e)	0.35%	0.36%	0.36%
Net investment income	1.23	%(d)	0.13%	2.39	%(e)	2.21%	2.87%	2.13%
Portfolio turnover rate(f)	7%		15%	104%		123%	134%	198%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.27%.
(f)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	“FTSE International Low Beta Equal Weight ETF”

Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”

Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	“S&P International Developed High Dividend Low Volatility ETF”

Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”

Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight ETF which are listed and traded on The Nasdaq Stock Market and Shares of S&P International Developed High Dividend Low Volatility ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index

FTSE International Low Beta Equal Weight ETF	FTSE Developed ex-U.S. Low Beta Equal Weight Index

S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM

S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index

S&P International Developed High Dividend Low Volatility ETF	S&P EPAC Ex-Korea Low Volatility High Dividend Index

S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index

S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security	Valuation - Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an

44

independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each

45

Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund

46

rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high positive momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C.

 Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

47

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates

48

and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust.

Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary

49

expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

FTSE International Low Beta Equal Weight ETF	0.45%

S&P Emerging Markets Low Volatility ETF	0.29%

S&P Emerging Markets Momentum ETF	0.29%

S&P International Developed High Dividend Low Volatility ETF	0.30%

S&P International Developed Low Volatility ETF	0.25%

S&P International Developed Momentum ETF	0.25%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2021, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight ETF	$5

S&P Emerging Markets Low Volatility ETF	36

S&P Emerging Markets Momentum ETF	19

S&P International Developed High Dividend Low Volatility ETF	10

S&P International Developed Low Volatility ETF	321

S&P International Developed Momentum ETF	4

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

FTSE International Low Beta Equal Weight ETF	FTSE International Ltd.

S&P Emerging Markets Low Volatility ETF	S&P Dow Jones Indices LLC

S&P Emerging Markets Momentum ETF	S&P Dow Jones Indices LLC

S&P International Developed High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC

S&P International Developed Low Volatility ETF	S&P Dow Jones Indices LLC

S&P International Developed Momentum ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

50

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021, for each Fund (except for S&P Emerging Markets Low Volatility ETF). As of April 30, 2021, all of the securities in S&P Emerging Markets Low Volatility ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

FTSE International Low Beta Equal Weight ETF

Investments in Securities

Common Stocks & Other Equity Interests	$7,461,825	$-	$-	$7,461,825

Money Market Funds	1,581	360,602	-	362,183

Total Investments	$7,463,406	$360,602	$-	$7,824,008

S&P Emerging Markets Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,858,399	$-	$0	$8,858,399

Non-U.S. Dollar Denominated Bonds & Notes	-	217	-	217

Money Market Funds	-	30,380	-	30,380

Total Investments	$8,858,399	$30,597	$0	$8,888,996

S&P International Developed High Dividend Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$18,788,313	$-	$-	$18,788,313

Money Market Funds	-	354,977	-	354,977

Total Investments	$18,788,313	$354,977	$-	$19,143,290

S&P International Developed Low Volatility ETF

Investments in Securities

Common Stocks & Other Equity Interests	$738,601,736	$-	$-	$738,601,736

Money Market Funds	2,121,749	44,372,883	-	46,494,632

Total Investments	$740,723,485	$44,372,883	$-	$785,096,368

S&P International Developed Momentum ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,433,678	$-	$-	$8,433,678

Money Market Funds	-	302,159	-	302,159

Total Investments	$8,433,678	$302,159	$-	$8,735,837

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

51

The following table presents available capital loss carryforwards for each Fund as of October 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*

FTSE International Low Beta Equal Weight ETF	$7,279,616	$8,857,349	$16,136,965

S&P Emerging Markets Low Volatility ETF	71,055,956	52,532,734	123,588,690

S&P Emerging Markets Momentum ETF	1,292,435	675,246	1,967,681

S&P International Developed High Dividend Low Volatility ETF	1,391,074	1,145,398	2,536,472

S&P International Developed Low Volatility ETF	107,271,504	84,020,960	191,292,464

S&P International Developed Momentum ETF	1,331,865	448,220	1,780,085

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

FTSE International Low Beta Equal Weight ETF	$1,903,688	$2,167,050

S&P Emerging Markets Low Volatility ETF	125,104,330	115,096,508

S&P Emerging Markets Momentum ETF	9,223,272	7,852,653

S&P International Developed High Dividend Low Volatility ETF	6,564,919	6,466,430

S&P International Developed Low Volatility ETF	195,726,465	196,253,075

S&P International Developed Momentum ETF	3,603,306	9,063,529

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered

FTSE International Low Beta Equal Weight ETF	$-	$2,749,875

S&P Emerging Markets Low Volatility ETF	6,625,602	16,304,809

S&P Emerging Markets Momentum ETF	5,104,608	4,999,958

S&P International Developed High Dividend Low Volatility ETF	6,563,003	6,556,090

S&P International Developed Low Volatility ETF	73,493,047	190,448,671

S&P International Developed Momentum ETF	1,696,853	294,891,878

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost

FTSE International Low Beta Equal Weight ETF	$1,075,684	$(493,316)	$582,368	$7,241,640

S&P Emerging Markets Low Volatility ETF	55,262,079	(10,351,696)	44,910,383	288,313,267

S&P Emerging Markets Momentum ETF	1,560,901	(445,942)	1,114,959	7,774,037

S&P International Developed High Dividend Low Volatility ETF	1,544,643	(480,939)	1,063,704	18,079,586

S&P International Developed Low Volatility ETF	65,533,366	(29,182,209)	36,351,157	748,745,211

S&P International Developed Momentum ETF	979,165	(203,412)	775,753	7,960,084

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with

52

contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

53

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

Actual	$1,000.00	$1,184.80	0.45%	$2.44

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Actual	1,000.00	1,253.10	0.29	1.62

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Actual	1,000.00	1,199.10	0.29	1.58

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Actual	1,000.00	1,227.00	0.30	1.66

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P International Developed Low Volatility ETF (IDLV)

Actual	1,000.00	1,127.20	0.25	1.32

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

54

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco S&P International Developed Momentum ETF (IDMO)

Actual	$1,000.00	$1,176.20	0.25%	$1.35

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

55

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed High Dividend Low

Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free ETF

Also at the April 15, 2021 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of

56

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2020, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the ten-year period for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for the Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04%: Invesco PureBetaSM MSCI USA ETF

●	0.05%: Invesco PureBetaSM US Aggregate Bond ETF

●	0.06%: Invesco PureBetaSM MSCI USA Small Cap ETF

●	0.07%: Invesco PureBetaSM 0-5 Yr US TIPS ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF

●	0.08%: Invesco Treasury Collateral ETF

●	0.10%: Invesco S&P 500 Minimum Variance ETF

●	0.13%: Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

●	0.14%: Invesco PureBetaSM FTSE Emerging Markets ETF

●	0.20%: Invesco Russell 1000 Equal Weight ETF

●	0.22%: Invesco Fundamental Investment Grade Corporate Bond ETF

57

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●

0.25%: Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free ETF

●	0.28%: Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

●

0.29%: Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

●	0.30%: Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

●

0.35%: Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF

●	0.39%: Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

●	0.45%: Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF

●	0.49%: Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

●

0.50%: Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

●	0.55%: Invesco International BuyBack Achievers™ ETF

●	0.60%: Invesco DWA SmallCap Momentum ETF

●	0.65%: Invesco Senior Loan ETF

●	0.70%: Invesco China Technology ETF

●	0.75%: Invesco Global Clean Energy ETF, Invesco Global Water ETF

●	0.80%: Invesco DWA Developed Markets Momentum ETF

●	0.90%: Invesco DWA Emerging Markets Momentum ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco 1-30 Laddered Treasury ETF			X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

58

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

		Equal to/Lower	Lower
	Equal to/Lower	than Open-End	than Open-End
	than ETF Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median*	Peer Median
Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		N/A	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF			X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF			X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco Russell 1000 Low Beta Equal Weight ETF			X

Invesco S&P 500 Enhanced Value ETF	X		X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X

Invesco S&P International Developed Low Volatility ETF	X		X

Invesco S&P International Developed Momentum ETF	X	N/A	X

Invesco S&P International Developed Quality ETF	X	N/A	X

Invesco S&P MidCap 400 Revenue ETF			X

59

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

		Equal to/Lower	Lower
	Equal to/Lower	than Open-End	than Open-End
	than ETF Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median*	Peer Median
Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	X	X	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

60

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12 and April 15, 2021 Board meetings, and Invesco Advisers, Inc., in connection with the April 15, 2021 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

61

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

62

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2021
CQQQ	Invesco China Technology ETF
PIZ	Invesco DWA Developed Markets Momentum ETF
PIE	Invesco DWA Emerging Markets Momentum ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack AchieversTM ETF

CUT	Invesco MSCI Global Timber ETF

GBLD	Invesco MSCI Green Building ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco China Technology ETF (CQQQ)

April 30, 2021

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Capital Markets-0.45%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	454,900	$7,633,800

Diversified Financial Services-0.00%
Zhengqi Financial Holding Corp., Rts., TBA (China)(b)(c)	122,862	0

Electrical Equipment-0.99%
East Group Co. Ltd., A Shares (China)	1,752,800	1,695,515
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	844,218	3,291,296
Sieyuan Electric Co. Ltd., A Shares (China)	643,220	3,137,828
Suzhou Anjie Technology Co. Ltd., A Shares (China)(b)	593,600	1,310,754
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	48,462	4,601,625
Topsec Technologies Group, Inc., A Shares (China)(b)	991,600	2,776,449

		16,813,467

Electronic Equipment, Instruments & Components-15.70%
All Winner Technology Co. Ltd., A Shares (China)	239,923	1,550,055
Avary Holding Shenzhen Co. Ltd., A Shares (China)	698,556	3,364,597
BOE Technology Group Co. Ltd., A Shares (China)	28,654,874	32,456,189
BOE Technology Group Co. Ltd., B Shares (China)	11,324,339	6,007,104
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,537,590	10,287,823
Guangdong Ellington Electronics Technology Co. Ltd., A Shares (China)	573,200	594,325
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	201,360	4,148,237
Hangzhou Century Co. Ltd., A Shares (China)	735,760	745,822
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,390,800	2,909,902
Leyard Optoelectronic Co. Ltd., A Shares (China)	2,151,900	2,384,165
Lingyi iTech Guangdong Co., A Shares (China)	5,964,100	7,593,940
Maxscend Microelectronics Co. Ltd., A Shares (China)	251,092	16,575,991
OFILM Group Co. Ltd., A Shares (China)	2,295,573	3,008,029
Raytron Technology Co. Ltd., A Shares (China)	376,565	5,344,587
Shengyi Technology Co. Ltd., A Shares (China)	1,926,119	6,943,731
Shennan Circuits Co. Ltd., A Shares (China)	149,564	1,834,565
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	846,900	2,553,198
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	302,920	1,312,037
Sunny Optical Technology Group Co. Ltd. (China)	5,356,139	130,613,148

	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Tianma Microelectronics Co. Ltd., A Shares (China)	1,953,027	$4,194,866
Unisplendour Corp. Ltd., A Shares (China) .	1,123,658	3,172,252
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	705,100	1,765,065
Westone Information Industry, Inc., A Shares (China)	709,400	1,864,621
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,347,079	7,258,386
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,459,500	3,265,636
Xiamen Meiya Pico Information Co. Ltd., A Shares (China)	681,480	1,759,643
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	1,030,370	1,896,269

		265,404,183

Entertainment-4.28%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	587,500	1,161,110
Tencent Music Entertainment Group, ADR (China)(b)	4,090,458	71,255,779

		72,416,889

Health Care Technology-0.25%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,805,529	4,226,804

Interactive Media & Services-32.62%
Autohome, Inc., ADR (China)	753,491	69,871,221
Baidu, Inc., ADR (China)(b)	570,821	120,060,781
JOYY, Inc., ADR (China)(d)	613,743	58,342,410
Kuaishou Technology (China)(b)(d)(e)	1,845,380	62,488,002
Momo, Inc., ADR (China)	1,874,614	27,481,841
Tencent Holdings Ltd. (China)	2,228,283	178,736,593
Weibo Corp., ADR (China)(b)(d)	686,641	34,606,706

		551,587,554

Internet & Direct Marketing Retail-9.41%
Dada Nexus Ltd., ADR (China)(b)	254,195	6,110,848
Meituan, B Shares (China)(b)(e)	3,986,366	152,949,660

		159,060,508

IT Services-7.20%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,305,900	2,845,274
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	1,659,600	1,138,627
China TransInfo Technology Co. Ltd., A Shares (China)	860,171	1,989,764
DHC Software Co. Ltd., A Shares (China)	2,636,300	2,782,342
Doushen Beijing Education & Technology, Inc., A Shares (China)(b)	734,800	824,330
GDS Holdings Ltd., ADR (China)(b)(d)	792,250	65,732,983
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(d)	417,063	18,317,407
Taiji Computer Corp. Ltd., A Shares (China)	489,073	1,542,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
IT Services-(continued)
TravelSky Technology Ltd., H Shares (China)	11,274,503	$24,764,611
Wangsu Science & Technology Co. Ltd., A Shares (China)	2,059,745	1,766,451

		121,704,241

Machinery-0.24%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	645,000	4,003,654

Media-2.97%
China Literature Ltd. (China)(b)(d)(e)	2,598,323	27,097,751
Focus Media Information Technology Co. Ltd., A Shares (China)	12,420,719	20,690,002
People.cn Co. Ltd., A Shares (China)	935,700	2,407,387

		50,195,140

Metals & Mining-0.22%
Shenghe Resources Holding Co. Ltd., A Shares (China)(b)	1,485,309	3,796,185

Pharmaceuticals-0.00%
Anxin-China Holdings Ltd. (China)(b)(c)	2,144,054	0

Real Estate Management & Development-0.11%
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	821,785	1,853,985

Semiconductors & Semiconductor Equipment-12.61%
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	398,303	11,892,774
Hua Hong Semiconductor Ltd. (China)(b)(d)(e)	5,883,560	36,777,695
Ingenic Semiconductor Co. Ltd., A Shares (China)(b)	320,300	3,489,322
JCET Group Co. Ltd., A Shares (China)(b)	1,356,300	7,712,561
LONGi Green Energy Technology Co. Ltd., A Shares (China)	3,191,932	49,026,971
Montage Technology Co. Ltd., A Shares (China)	956,071	7,906,810
NAURA Technology Group Co. Ltd., A Shares (China)	418,957	10,722,036
Sanan Optoelectronics Co. Ltd., A Shares (China)	3,790,515	14,701,681
SG Micro Corp., A Shares (China)	131,450	5,327,874
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	151,600	2,665,855
Shenzhen SC New Energy Technology Corp., A Shares (China)	242,718	4,142,877
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	2,566,525	10,957,751
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,318,600	4,585,966
TongFu Microelectronics Co. Ltd., A Shares (China)(b)	1,124,600	3,713,622
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	513,600	9,294,243
Will Semiconductor Co. Ltd., A Shares (China)	510,659	23,870,734
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	1,087,000	6,496,973

		213,285,745

	Shares	Value
Software-11.63%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	550,000	$2,089,856
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)	894,300	1,199,494
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	903,623	3,986,469
China National Software & Service Co. Ltd., A Shares (China)	418,500	2,986,376
Glodon Co. Ltd., A Shares (China)	286,325	3,232,909
Hundsun Technologies, Inc., A Shares (China)	883,597	12,546,354
Iflytek Co. Ltd., A Shares (China)	1,882,650	14,827,887
Kingdee International Software Group Co. Ltd. (China)	21,535,826	71,260,643
Link Motion, Inc., ADR (China)(b)(c)	367,331	0
Ming Yuan Cloud Group Holdings Ltd. (China)(b)	5,094,200	23,677,633
National Agricultural Holdings Ltd., ADR (Hong Kong)(b)(c)	534,446	0
Newland Digital Technology Co. Ltd., A Shares (China)	890,000	1,919,864
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	627,100	1,468,062
OneConnect Financial Technology Co. Ltd., ADR (China)(b)(d)	612,052	9,021,646
Sangfor Technologies, Inc., A Shares (China)	124,105	5,244,762
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)	2,835,700	806,256
Shanghai Baosight Software Co. Ltd., A Shares (China)	445,660	4,366,042
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,600,213	13,569,203
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	598,000	1,370,369
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	728,100	1,570,621
Sinosoft Co. Ltd., A Shares (China)	128,100	708,445
Thunder Software Technology Co. Ltd., A Shares (China)	319,700	6,637,054
Yonyou Network Technology Co. Ltd., A Shares (China)	2,749,104	14,103,415

		196,593,360

Technology Hardware, Storage & Peripherals-1.37%
China Greatwall Technology Group Co. Ltd., A Shares (China)	2,477,946	4,522,065
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	1,219,558	5,090,050
Legend Holdings Corp., H Shares (China)(e)	6,237,131	10,230,795
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	1,244,917	3,322,215

		23,165,125

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $1,398,829,381)		1,691,740,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.52%
Invesco Private Government Fund, 0.01%(f)(g)(h)	44,119,949	$44,119,949
Invesco Private Prime Fund, 0.11%(f)(g)(h)	66,153,462	66,179,924

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $110,299,873)		110,299,873

TOTAL INVESTMENTS IN SECURITIES-106.57% (Cost $1,509,129,254)		1,802,040,513
OTHER ASSETS LESS LIABILITIES-(6.57)%		(111,114,385)

NET ASSETS-100.00%		$1,690,926,128

Investment Abbreviations:

ADR-American Depositary Receipt

Rts. -Rights

TBA -To Be Announced

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at April 30, 2021.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $289,543,903, which represented 17.12% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$116,211,791	$(116,211,791)	$-	$-	$-	$383
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,604,027	312,101,450	(278,585,528)	-	-	44,119,949	3,324	*
Invesco Private Prime Fund	15,906,040	401,668,595	(351,401,260)	-	6,549	66,179,924	32,878	*

Total	$26,510,067	$829,981,836	$(746,198,579)	$-	$6,549	$110,299,873	$36,585

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

This Fund has holdings greater than 10% of net assets in the following country:

China	100.05%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Interactive Media & Services	32.62
Electronic Equipment, Instruments & Components	15.70
Semiconductors & Semiconductor Equipment	12.61
Software	11.63
Internet & Direct Marketing Retail	9.41
IT Services	7.20
Entertainment	4.28
Industry Types Each Less Than 3%	6.60
Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Australia-3.13%
JB Hi-Fi Ltd.	25,065	$896,049
Lynas Rare Earths Ltd.(a)	240,809	1,023,072
Macquarie Group Ltd.	8,558	1,060,940
Mineral Resources Ltd.	31,460	1,160,387
OZ Minerals Ltd.	53,329	986,184
Wesfarmers Ltd.	25,079	1,048,234

		6,174,866

Belgium-0.91%
Sofina S.A.	4,702	1,789,778

Canada-13.75%
Bank of Nova Scotia (The)	23,532	1,497,195
Boyd Group Services, Inc.	29,759	5,522,421
Canadian National Railway Co.	9,412	1,012,429
Canadian Pacific Railway Ltd.	3,314	1,235,706
Cenovus Energy, Inc.	120,843	940,065
Constellation Software, Inc.	3,873	5,679,256
Element Fleet Management Corp.	88,358	1,080,953
FirstService Corp.	7,349	1,192,734
Intact Financial Corp.	8,026	1,065,914
Lightspeed POS, Inc.(a)	18,146	1,266,031
Northland Power, Inc.	34,392	1,183,675
Royal Bank of Canada	21,589	2,058,694
TFI International, Inc.	13,312	1,165,422
Toromont Industries Ltd.	14,198	1,131,039
WSP Global, Inc.	10,369	1,075,756

		27,107,290

Chile-0.53%
Antofagasta PLC(b)	40,846	1,055,004

China-1.72%
SITC International Holdings Co. Ltd.	889,000	3,393,763

Finland-3.65%
Sampo OYJ, Class A	87,129	4,144,045
Stora Enso OYJ, Class R	49,224	943,947
UPM-Kymmene OYJ	25,126	984,530
Valmet OYJ	26,700	1,117,238

		7,189,760

France-7.14%
Dassault Systemes SE	6,307	1,464,949
Hermes International	1,071	1,345,999
L’Oreal S.A.	2,594	1,066,857
LVMH Moet Hennessy Louis Vuitton SE	2,074	1,563,423
Safran S.A.(a)	10,229	1,529,113
Sartorius Stedim Biotech	3,185	1,464,629
SOITEC(a)	16,263	3,290,964
Teleperformance	6,117	2,364,468

		14,090,402

Germany-4.88%
adidas AG(a)	10,539	3,258,620
Deutsche Post AG	17,860	1,052,527
Eckert & Ziegler Strahlen- und Medizintechnik AG	30,753	3,026,426

	Shares	Value

Germany-(continued)
Infineon Technologies AG	25,989	$1,050,101
Puma SE(a)	11,652	1,230,421

		9,618,095

Hong Kong-1.79%
Techtronic Industries Co. Ltd.	194,000	3,536,878

Ireland-1.34%
Kingspan Group PLC	29,612	2,640,014

Italy-0.96%
Interpump Group S.p.A.	35,452	1,890,598

Japan-8.92%
Advantest Corp.	21,900	2,079,704
Capcom Co. Ltd.	36,092	1,172,193
Fujitsu Ltd.	6,500	1,035,017
Hamamatsu Photonics KK	16,100	933,846
Kikkoman Corp.(b)	17,496	1,074,042
Nexon Co. Ltd.	81,395	2,699,390
NOF Corp.	21,100	1,115,759
Oriental Land Co. Ltd.	13,390	1,895,707
Shimadzu Corp.	28,200	986,826
Sony Group Corp.	14,208	1,416,835
Tokyo Electron Ltd.	4,918	2,174,080
Yamaha Corp.	18,470	1,005,411

		17,588,810

Luxembourg-1.62%
Eurofins Scientific SE(a)	32,279	3,199,915

Netherlands-9.30%
Adyen N.V.(a)(c)	460	1,130,478
ASM International N.V.	17,870	5,440,366
ASML Holding N.V.	8,070	5,257,582
BE Semiconductor Industries N.V.	66,951	5,425,702
IMCD N.V.	7,429	1,081,660

		18,335,788

South Africa-1.08%
Anglo American PLC	50,288	2,137,528

South Korea-4.99%
HMM Co. Ltd.(a)	81,595	2,875,465
Kakao Corp.	13,710	1,398,917
NAVER Corp.	2,686	868,087
NCSoft Corp.	1,544	1,152,083
POSCO Chemical Co. Ltd.	17,085	2,288,547
Samsung Electronics Co. Ltd.	17,113	1,253,841

		9,836,940

Sweden-11.92%
Assa Abloy AB, Class B(b)	41,165	1,174,717
Atlas Copco AB, Class A(b)	24,615	1,493,362
Castellum AB	39,937	973,422
Evolution Gaming Group AB(c)	27,853	5,507,521
Hexagon AB, Class B	30,644	2,926,052
Industrivarden AB, Class A	26,349	1,012,111
Indutrade AB(b)	115,712	3,026,993
Investor AB, Class B(b)	21,853	1,857,922
Nibe Industrier AB, Class B	47,886	1,754,437
Svenska Cellulosa AB S.C.A., Class B	87,777	1,541,541

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value

Sweden-(continued)
Swedbank AB, Class A	70,184	$1,234,564
Thule Group AB(c)	22,143	1,006,625

		23,509,267

Switzerland-9.39%
Geberit AG	5,914	3,893,170
Kuehne + Nagel International AG, Class R	16,870	5,049,624
Partners Group Holding AG	2,096	2,987,556
Sika AG(b)	8,272	2,470,580
Straumann Holding AG, Class R	1,362	1,948,061
Swiss Life Holding AG	2,195	1,070,726
VAT Group AG(a)(c)	3,855	1,102,334

		18,522,051

United Kingdom-12.14%
3i Group PLC	63,994	1,135,889
Croda International PLC(b)	47,706	4,467,718
Electrocomponents PLC	76,213	1,124,852
Genus PLC	15,811	1,113,165
InterContinental Hotels Group PLC(a)(b)	20,227	1,442,834
Intermediate Capital Group PLC	65,164	1,972,273
JD Sports Fashion PLC(a)	289,770	3,684,635
Royal Mail PLC(a)	132,814	912,084
Segro PLC	84,313	1,173,777
Spirax-Sarco Engineering PLC	27,902	4,564,342
UNITE Group PLC (The)	146,170	2,357,726

		23,949,295

	Shares	Value

United States-0.70%
Ferguson PLC	10,880	$1,375,638

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $160,876,463)		196,941,680

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.73%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,886,880	6,886,880
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,326,189	10,330,320

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,217,200)		17,217,200

TOTAL INVESTMENTS IN SECURITIES-108.59% (Cost $178,093,663)		214,158,880
OTHER ASSETS LESS LIABILITIES-(8.59)%		(16,945,048)

NET ASSETS-100.00%		$197,213,832

Notes to Schedule of Investments:

(a) Non-income producing security.

(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $8,746,958, which represented 4.44% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,802,566	$(15,802,566)	$-	$-	$-	$-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,198,622	19,527,943	(14,839,685)	-	-	6,886,880	283	*
Invesco Private Prime Fund	3,297,934	24,421,384	(17,389,258)	(20)	280	10,330,320	2,677	*

Total	$5,496,556	$59,751,893	$(48,031,509)	$(20)	$280	$17,217,200	$2,960

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Industrials	29.46
Information Technology	20.99
Consumer Discretionary	12.83
Financials	12.15
Materials	10.23
Health Care	5.45
Communication Services	3.70
Sector Types Each Less Than 3%	5.05
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.47%
Brazil-4.80%
Banco Inter S.A., Preference Shares(a)	212,000	$3,043,281
Embraer S.A., ADR(b)	110,857	1,224,970
Eneva S.A.(b)	453,200	1,225,463
Petro Rio S.A.(b)	72,900	1,230,576
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	424,600	1,757,020
Vale S.A., ADR	125,227	2,519,567

		11,000,877

China-25.18%
Alibaba Health Information Technology Ltd.(b)	770,270	2,350,425
ANTA Sports Products Ltd.	320,769	5,761,316
China Feihe Ltd.(a)	433,346	1,235,844
China Hongqiao Group Ltd.	844,611	1,337,571
China Medical System Holdings Ltd.	520,780	1,206,929
China Meidong Auto Holdings Ltd.	1,182,551	5,915,153
China Merchants Bank Co. Ltd., H Shares	233,168	1,880,811
China Overseas Property Holdings Ltd.	1,602,843	1,626,194
China Yongda Automobiles Services Holdings Ltd.	671,362	1,217,067
COSCO SHIPPING Holdings Co. Ltd., H Shares(b)	1,314,825	2,353,086
Country Garden Services Holdings Co. Ltd.	273,532	2,870,257
ENN Energy Holdings Ltd.	76,149	1,298,097
GCL-Poly Energy Holdings Ltd.(b)(c)	50	12
HengTen Networks Group Ltd.(b)(d)	1,485,246	1,759,306
Hope Education Group Co. Ltd.(a)	3,408,530	1,149,803
Huazhu Group Ltd., ADR(b)(d)	52,500	3,095,400
KWG Group Holdings Ltd.	746,859	1,200,075
Lenovo Group Ltd.	1,035,901	1,424,441
Longfor Group Holdings Ltd.(a)	357,197	2,228,213
Meitu, Inc.(a)(b)	2,813,491	873,007
Shanghai Junshi Biosciences Co. Ltd., H Shares(a)(b)(d)	129,528	1,341,667
Shenzhou International Group Holdings Ltd.	266,804	5,867,259
Sinotruk Hong Kong Ltd.	755,787	1,860,555
Tencent Holdings Ltd.	78,668	6,310,173
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	1,157,924	1,604,159

		57,766,820

Hong Kong-0.64%
Kingboard Laminates Holdings Ltd.	587,512	1,468,997

Hungary-0.54%
OTP Bank Nyrt(b)	27,618	1,243,457

India-1.45%
HDFC Bank Ltd., ADR(b)	28,574	2,008,181
Tata Motors Ltd., ADR(b)(d)	67,450	1,305,157

		3,313,338

Indonesia-2.36%
PT Bank Bukopin Tbk(b)	59,974,953	1,959,722
PT Bank Central Asia Tbk	1,132,522	2,510,835
PT Indah Kiat Pulp & Paper Corp. Tbk	1,504,224	947,625

		5,418,182

	Shares	Value

Malaysia-4.91%
Frontken Corp. Bhd.(c)	2,186,450	$213,500
Frontken Corp. Bhd	6,559,350	5,027,917
Malaysian Pacific Industries Bhd	213,900	2,026,003
My EG Services Bhd	2,468,700	1,175,170
Press Metal Aluminium Holdings Bhd	998,800	1,267,884
VS Industry Bhd	2,275,400	1,544,188

		11,254,662

Mexico-1.28%
Cemex S.A.B. de C.V., ADR(b)	181,797	1,434,379
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(b)	915,353	1,493,185

		2,927,564

South Africa-6.39%
African Rainbow Minerals Ltd.	76,797	1,435,150
Anglo American Platinum Ltd.	15,838	2,166,850
Impala Platinum Holdings Ltd.	225,559	4,221,681
Motus Holdings Ltd.	241,532	1,518,201
Northam Platinum Ltd.(b)	140,167	2,415,326
Sasol Ltd., ADR(b)	87,301	1,458,800
Sibanye Stillwater Ltd., ADR	77,831	1,451,548

		14,667,556

Taiwan-44.31%
Advantech Co. Ltd.	264,000	3,364,622
Alchip Technologies Ltd.	111,000	1,974,976
AP Memory Technology Corp.	222,000	6,167,329
Asustek Computer, Inc.	106,000	1,426,843
Chailease Holding Co. Ltd.	230,000	1,663,266
Delta Electronics, Inc.	123,000	1,332,027
Elan Microelectronics Corp.	255,000	1,958,168
Elite Semiconductor Microelectronics Technology, Inc.	391,000	2,351,627
Evergreen Marine Corp. Taiwan Ltd.(b)	1,046,000	2,958,293
Fitipower Integrated Technology, Inc.	320,000	3,780,475
FocalTech Systems Co. Ltd.	413,000	2,942,290
Formosa Plastics Corp.	351,000	1,331,973
Gigabyte Technology Co. Ltd.	463,000	2,038,771
Gold Circuit Electronics Ltd.(b)	1,199,000	2,356,535
Goldsun Building Materials Co. Ltd.	1,417,000	1,448,299
Greatek Electronics, Inc.	711,000	1,868,306
Hiwin Technologies Corp.	87,000	1,323,703
IBF Financial Holdings Co. Ltd.	2,347,000	1,487,198
Innolux Corp.	1,970,000	2,122,829
Macronix International Co. Ltd.	759,000	1,245,844
MediaTek, Inc.	46,000	1,951,455
Micro-Star International Co. Ltd.	703,000	4,643,379
momo.com, Inc.	59,000	2,175,563
Nan Ya Printed Circuit Board Corp.	341,000	3,888,179
Nantex Industry Co. Ltd.	897,000	4,383,364
Novatek Microelectronics Corp.	106,000	2,367,952
Qisda Corp.	1,781,000	2,320,853
Realtek Semiconductor Corp.	157,000	2,990,155
RichWave Technology Corp.	86,000	1,674,865
Sinbon Electronics Co. Ltd.	565,000	5,259,013
TA Chen Stainless Pipe	1,164,000	2,000,215
Taiwan Semiconductor Manufacturing Co. Ltd.	196,680	4,224,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value

Taiwan-(continued)
TXC Corp.	379,000	$1,729,943
Unimicron Technology Corp.	756,000	3,112,448
United Microelectronics Corp.	1,066,000	2,163,828
United Renewable Energy Co. Ltd.(b)	2,005,000	1,022,849
Wan Hai Lines Ltd.	763,000	2,586,765
Yageo Corp.	61,000	1,185,802
Yang Ming Marine Transport Corp.(b)	1,800,000	5,142,305
YFY, Inc.	1,236,000	1,681,452

		101,648,439

Thailand-4.37%
Carabao Group PCL, NVDR	357,208	1,290,595
Com7 PCL, NVDR	2,136,766	5,060,987
Dohome PCL, NVDR	2,600,387	2,150,460
KCE Electronics PCL, NVDR	806,722	1,509,163

		10,011,205

Turkey-3.24%
Bera Holding AS(b)	777,856	3,071,274
Ford Otomotiv Sanayi A.S	47,208	1,000,864
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	1,201,922	1,037,839
Sasa Polyester Sanayi A.S.(b)	537,400	2,320,179

		7,430,156

Total Common Stocks & Other Equity Interests (Cost $186,772,273)		228,151,253

	Shares	Value
Exchange-Traded Funds-0.67%
India-0.67%
iShares MSCI India ETF (Cost $1,573,809)	37,453	$1,536,322

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $188,346,082)		229,687,575

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.03%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,865,423	1,865,423
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,797,016	2,798,135

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,663,558)		4,663,558

TOTAL INVESTMENTS IN SECURITIES-102.17% (Cost $193,009,640)		234,351,133
OTHER ASSETS LESS LIABILITIES-(2.17)%		(4,970,494)

NET ASSETS-100.00%		$229,380,639

Investment Abbreviations:

ADR-American Depositary Receipt

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $9,871,815, which represented 4.30% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)	All or a portion of this security was out on loan at April 30, 2021.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,608,929	$(15,608,929)	$-	$-	$-	$28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	777,304	10,496,580	(9,408,461)	-	-	1,865,423	96	*
Invesco Private Prime Fund	1,165,956	14,505,427	(12,873,294)	-	46	2,798,135	809	*

Total	$1,943,260	$40,610,936	$(37,890,684)	$-	$46	$4,663,558	$933

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2021

(Unaudited)

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Information Technology	36.02
Consumer Discretionary	16.56
Materials	15.96
Industrials	13.83
Financials	6.89
Communication Services	3.13
Sector Types Each Less Than 3%	7.75
Money Market Funds Plus Other Assets Less Liabilities	(0.14)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.34%
Australia-5.40%
AGL Energy Ltd.	59,418	$409,864
AMP Ltd.	223,867	192,813
Ampol Ltd.	14,374	284,131
APA Group	47,284	366,341
Aristocrat Leisure Ltd.	14,245	409,002
ASX Ltd.	5,691	320,821
Aurizon Holdings Ltd.	156,598	453,616
Australia & New Zealand Banking Group Ltd.	113,321	2,515,752
Bank of Queensland Ltd.(a)	41,877	291,778
Bendigo & Adelaide Bank Ltd.	38,028	303,441
BHP Group Ltd.	175,193	6,455,141
BHP Group PLC	121,366	3,670,779
BlueScope Steel Ltd.	38,231	638,472
Boral Ltd.(b)	85,107	407,594
Brambles Ltd.	93,412	750,424
Challenger Ltd.	55,128	217,603
Coles Group Ltd.	63,643	802,309
Commonwealth Bank of Australia	53,065	3,649,757
Computershare Ltd.	25,181	274,649
Crown Resorts Ltd.(b)	26,369	248,906
CSL Ltd.	6,094	1,276,435
Dexus	76,359	599,863
Fortescue Metals Group Ltd.	45,260	789,771
Glencore PLC	689,274	2,817,198
Goodman Group	44,073	643,776
GPT Group (The)	123,090	439,274
GPT Group (The)(c)	231,466	0
Incitec Pivot Ltd.(b)	133,109	272,473
Insurance Australia Group Ltd.	151,005	571,555
JB Hi-Fi Ltd.	6,406	229,008
Lendlease Corp. Ltd.	32,526	319,335
Macquarie Group Ltd.	12,626	1,565,252
Medibank Pvt Ltd.	149,304	355,216
Metcash Ltd.	84,901	232,816
Mirvac Group	295,912	614,873
National Australia Bank Ltd.	123,255	2,538,255
Newcrest Mining Ltd.	33,201	680,135
Oil Search Ltd.	140,135	411,340
Orica Ltd.	23,036	241,289
Origin Energy Ltd.	141,629	455,110
Qantas Airways Ltd.(b)	91,426	349,579
QBE Insurance Group Ltd.	82,443	627,916
Ramsay Health Care Ltd.	8,617	448,096
Rio Tinto Ltd.	21,346	1,997,609
Rio Tinto PLC	64,224	5,402,867
Santos Ltd.	88,787	478,713
Scentre Group	356,278	748,563
SEEK Ltd.(b)	8,659	207,147
Sonic Healthcare Ltd.	20,501	568,196
South32 Ltd.	340,794	758,150
Star Entertainment Group Ltd. (The)(b)	78,123	240,178
Stockland	166,998	603,709
Suncorp Group Ltd.	60,933	494,682
Tabcorp Holdings Ltd.	108,809	417,726
Telstra Corp. Ltd.	497,437	1,302,592
Transurban Group	97,443	1,066,574

	Shares	Value
Australia-(continued)
Treasury Wine Estates Ltd.	35,735	$277,139
Vicinity Centres	352,069	431,050
Wesfarmers Ltd.	32,970	1,378,057
Westpac Banking Corp.	155,293	2,996,504
Whitehaven Coal Ltd.(b)	193,214	191,038
Woodside Petroleum Ltd.	66,609	1,176,196
Woolworths Group Ltd.	37,622	1,142,102
Worley Ltd.	26,538	222,622

		61,243,172

Austria-0.35%
ANDRITZ AG	6,402	348,344
BAWAG Group AG(d)	4,707	254,643
Erste Group Bank AG(b)	34,869	1,242,470
OMV AG	18,458	911,232
Raiffeisen Bank International AG	15,648	342,647
voestalpine AG	11,305	491,284
Wienerberger AG	8,323	326,828

		3,917,448

Belgium-0.97%
Ageas S.A./N.V	12,271	743,910
Anheuser-Busch InBev S.A./N.V.(a)	75,149	5,322,024
Etablissements Franz Colruyt N.V.	4,247	252,202
Groupe Bruxelles Lambert S.A.	4,780	523,514
KBC Group N.V.(b)	22,776	1,771,737
Proximus SADP(a)	20,459	436,664
Solvay S.A., Class A(a)	6,793	865,171
UCB S.A.(a)	5,369	498,055
Umicore S.A.(a)	10,502	639,196

		11,052,473

Brazil-0.07%
Yara International ASA	15,056	787,757

Canada-10.08%
Agnico Eagle Mines Ltd.	7,407	462,531
Air Canada(b)	25,978	523,065
Algonquin Power & Utilities Corp.	23,743	382,721
Alimentation Couche-Tard, Inc., Class B	57,349	1,941,624
Allied Properties REIT	8,700	301,622
AltaGas Ltd.	18,064	337,287
ARC Resources Ltd.	87,933	552,530
Atco Ltd., Class I	6,921	237,357
Bank of Montreal(a)	53,775	5,071,076
Bank of Nova Scotia (The)	114,157	7,263,102
Barrick Gold Corp.	84,709	1,803,389
BCE, Inc.	27,951	1,320,072
Brookfield Asset Management, Inc., Class A	84,984	3,870,634
CAE, Inc.	9,545	298,718
Cameco Corp.	17,870	300,109
Canadian Apartment Properties REIT(a)	10,013	444,733
Canadian Imperial Bank of Commerce	40,091	4,164,224
Canadian National Railway Co.	22,117	2,379,079
Canadian Natural Resources Ltd.(a)	105,963	3,213,688
Canadian Pacific Railway Ltd.	2,649	987,744
Canadian Tire Corp. Ltd., Class A(a)	4,878	776,864
Canadian Utilities Ltd., Class A(a)	12,371	353,270
Capital Power Corp.	9,290	295,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Canada-(continued)
CCL Industries, Inc., Class B	5,373	$304,726
Cenovus Energy, Inc.(a)	109,813	854,260
CGI, Inc., Class A(b)	10,337	913,794
CI Financial Corp.	24,770	397,866
Constellation Software, Inc.	182	266,880
Crescent Point Energy Corp.	155,483	612,984
Emera, Inc.(a)	20,061	911,078
Empire Co. Ltd., Class A	15,164	476,541
Enbridge, Inc.	157,393	6,065,682
Fairfax Financial Holdings Ltd.	2,868	1,309,227
Finning International, Inc.	9,486	246,673
First Capital REIT	22,700	326,790
Fortis, Inc.	35,417	1,578,535
Franco-Nevada Corp.	3,207	446,378
George Weston Ltd.	4,989	440,137
Gibson Energy, Inc.	15,496	282,788
Gildan Activewear, Inc.	10,494	363,903
Great-West Lifeco, Inc.	25,034	725,258
H&R REIT	25,359	313,947
Hydro One Ltd.(d)	24,432	585,280
iA Financial Corp., Inc.	5,708	321,174
Imperial Oil Ltd.(a)	26,388	761,481
Intact Financial Corp.	6,661	884,632
Inter Pipeline Ltd.	39,854	580,543
Keyera Corp.(a)	21,112	482,408
Kinross Gold Corp.	82,526	580,271
Linamar Corp.	3,872	226,711
Loblaw Cos. Ltd.	17,060	946,468
Magna International, Inc.	24,763	2,336,603
Manulife Financial Corp.	190,444	4,155,029
MEG Energy Corp.(b)	54,183	299,059
Methanex Corp.	6,421	234,250
Metro, Inc.	15,750	721,053
National Bank of Canada(a)	23,008	1,671,269
Northland Power, Inc.	5,782	199,000
Nutrien Ltd.	40,926	2,257,218
Onex Corp.	4,080	272,918
Open Text Corp.	9,197	432,712
Parkland Corp.	9,562	306,867
Pembina Pipeline Corp.(a)	45,358	1,398,864
Power Corp. of Canada	62,921	1,831,061
Quebecor, Inc., Class B	9,211	247,459
Restaurant Brands International, Inc.	7,712	529,158
RioCan REIT(a)	37,412	639,246
Rogers Communications, Inc., Class B	28,996	1,426,937
Royal Bank of Canada	97,837	9,329,587
Saputo, Inc.	11,067	351,388
Shaw Communications, Inc., Class B	46,007	1,331,368
SmartCentres REIT	11,984	278,802
SNC-Lavalin Group, Inc.	11,566	258,453
Sun Life Financial, Inc.	38,690	2,085,461
Suncor Energy, Inc.	216,251	4,621,394
TC Energy Corp.	66,927	3,308,268
Teck Resources Ltd., Class B	48,119	1,017,375
TELUS Corp.	30,871	639,904
TFI International, Inc.	3,317	290,393
Thomson Reuters Corp.	7,037	652,047
TMX Group Ltd.	2,228	245,312
Toronto-Dominion Bank (The)	129,878	8,921,062
Tourmaline Oil Corp.	16,281	350,977

	Shares	Value
Canada-(continued)
TransAlta Corp.	27,627	$271,284
Vermilion Energy, Inc.	59,614	441,944
West Fraser Timber Co. Ltd.	3,091	238,446
Wheaton Precious Metals Corp.	9,460	392,103
Whitecap Resources, Inc.	61,918	270,784
WSP Global, Inc.	4,360	452,338
Yamana Gold, Inc.	46,547	213,022

		114,408,217

Chile-0.06%
Antofagasta PLC(a)	11,971	309,197
Lundin Mining Corp.	28,219	340,637

		649,834

China-0.30%
AAC Technologies Holdings, Inc.	47,271	263,230
BOC Hong Kong Holdings Ltd.	185,483	654,349
Lenovo Group Ltd.	941,030	1,293,987
Tingyi Cayman Islands Holding Corp.	124,000	223,195
Wilmar International Ltd.	170,837	670,302
Xinyi Glass Holdings Ltd.	74,000	262,487

		3,367,550

Denmark-1.05%
AP Moller - Maersk A/S, Class A	313	737,198
AP Moller - Maersk A/S, Class B(a)	432	1,074,816
Carlsberg A/S, Class B	4,182	734,836
Chr. Hansen Holding A/S(b)	2,513	231,300
Coloplast A/S, Class B	2,434	403,260
Danske Bank A/S	68,721	1,313,204
DSV Panalpina A/S	3,528	787,820
ISS A/S(b)	32,326	614,585
Jyske Bank A/S(b)	5,646	276,101
Novo Nordisk A/S, Class B	41,742	3,061,231
Novozymes A/S, Class B(a)	4,585	326,787
Orsted A/S(d)	4,202	613,671
Pandora A/S	5,305	602,836
Tryg A/S	9,497	217,607
Vestas Wind Systems A/S	23,125	966,529

		11,961,781

Finland-1.40%
Elisa OYJ	6,565	372,941
Fortum OYJ(a)	33,675	885,755
Huhtamaki OYJ	5,551	263,684
Kesko OYJ, Class B(a)	18,651	568,936
Kone OYJ, Class B	12,556	987,609
Neste OYJ	11,113	674,243
Nokia OYJ(a)(b)	564,239	2,677,870
Nokian Renkaat OYJ	10,632	396,507
Nordea Bank Abp	341,607	3,542,309
Orion OYJ, Class B	5,221	231,478
Outokumpu OYJ(a)(b)	59,630	388,344
Sampo OYJ, Class A(a)	33,209	1,579,493
Stora Enso OYJ, Class R	41,284	791,685
UPM-Kymmene OYJ	41,028	1,607,630
Valmet OYJ	6,978	291,988
Wartsila OYJ Abp(a)	46,635	602,655

		15,863,127

France-10.36%
Accor S.A.(b)	12,180	490,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
France-(continued)
Aeroports de Paris(a)(b)	2,064	$265,112
Air France-KLM(a)(b)	143,379	800,173
Air Liquide S.A.	20,194	3,406,255
Airbus SE(b)	24,398	2,935,272
Alstom S.A.(b)	13,196	721,831
Amundi S.A.(b)(d)	3,427	305,694
Arkema S.A.	6,532	817,776
Atos SE(b)	9,645	657,396
AXA S.A.(a)	198,913	5,633,101
BNP Paribas S.A.(b)	111,168	7,144,872
Bouygues S.A.(a)	30,625	1,313,919
Bureau Veritas S.A.(b)	13,542	405,428
Capgemini SE	7,025	1,288,801
Carrefour S.A.	115,732	2,243,721
Casino Guichard Perrachon S.A.(a)(b)	8,085	282,736
Cie de Saint-Gobain(b)	51,632	3,263,120
Cie Generale des Etablissements Michelin S.C.A.	16,242	2,353,100
CNP Assurances(a)	13,340	233,895
Covivio	4,217	376,671
Credit Agricole S.A.(b)	161,900	2,508,694
Danone S.A.(a)	41,008	2,894,298
Dassault Systemes SE	1,446	335,867
Edenred	5,379	305,308
Eiffage S.A.(b)	9,949	1,091,309
Electricite de France S.A.(b)	97,564	1,423,466
Elis S.A.(b)	14,570	260,986
ENGIE S.A.(b)	192,623	2,868,353
EssilorLuxottica S.A.	10,100	1,682,721
Eurazeo SE	2,762	230,415
Eutelsat Communications S.A.	23,860	302,019
Faurecia SE(b)	17,922	968,696
Gecina S.A.	3,728	545,937
Getlink SE(b)	15,761	251,014
Hermes International	343	431,072
ICADE(a)	3,388	263,878
Iliad S.A.	1,133	205,950
Kering S.A.	1,969	1,579,795
Klepierre S.A.(a)	27,180	721,788
Korian S.A.(a)(b)	5,546	222,454
Legrand S.A.	10,219	996,433
L’Oreal S.A.	5,564	2,288,354
LVMH Moet Hennessy Louis Vuitton SE	5,429	4,092,490
Natixis S.A.(b)	148,651	727,237
Orange S.A.	251,901	3,138,521
Orpea S.A.(b)	2,215	285,440
Pernod Ricard S.A.	7,783	1,599,320
Publicis Groupe S.A.	19,344	1,254,202
Renault S.A.(b)	61,615	2,486,623
Rexel S.A.(b)	24,115	475,216
Rubis S.C.A.	7,849	368,969
Safran S.A.(b)	12,316	1,841,094
Sanofi(a)	80,306	8,436,605
Schneider Electric SE(a)	22,333	3,576,175
SCOR SE(b)	12,931	418,891
SEB S.A.	1,493	272,287
Societe Generale S.A.(b)	131,963	3,760,150
Sodexo S.A.(b)	8,777	878,015
SPIE S.A.(b)	10,767	272,447
Suez S.A.	41,574	993,930

	Shares	Value
France-(continued)
Teleperformance	1,307	$505,208
Thales S.A.	6,552	668,686
TOTAL SE(a)	283,414	12,563,736
Ubisoft Entertainment S.A.(b)	2,611	196,320
Unibail-Rodamco-Westfield(a)(b)	30,557	2,523,052
Valeo S.A.	32,480	1,053,339
Veolia Environnement S.A.	62,735	2,000,537
Vinci S.A.	36,950	4,065,513
Vivendi SE	42,555	1,485,605
Worldline S.A.(b)(d)	2,975	292,342

		117,550,377

Germany-10.65%
adidas AG(b)	5,139	1,588,960
Allianz SE	34,036	8,866,465
Aroundtown S.A.	75,353	580,907
Aurubis AG	3,359	289,277
BASF SE	88,411	7,139,275
Bayer AG	107,235	6,947,603
Bayerische Motoren Werke AG	48,563	4,875,580
Bayerische Motoren Werke AG, Preference Shares	8,267	678,714
Beiersdorf AG	3,151	356,179
Brenntag SE	10,029	901,606
Commerzbank AG(b)	221,568	1,464,580
Continental AG(b)	13,918	1,887,227
Covestro AG(d)	17,259	1,130,652
Daimler AG	101,535	9,050,980
Deutsche Bank AG(a)(b)	339,242	4,739,657
Deutsche Boerse AG	5,839	1,007,255
Deutsche Lufthansa AG(a)(b)	89,388	1,155,467
Deutsche Post AG	71,210	4,196,554
Deutsche Telekom AG	331,393	6,382,900
Deutsche Wohnen SE	18,178	984,721
E.ON SE	242,137	2,922,427
Evonik Industries AG	19,624	687,913
Fraport AG Frankfurt Airport Services Worldwide(b)	4,044	268,820
Freenet AG	13,660	332,989
Fresenius Medical Care AG & Co. KGaA	18,116	1,442,821
Fresenius SE & Co. KGaA	51,518	2,535,272
FUCHS PETROLUB SE	1,543	66,962
FUCHS PETROLUB SE, Preference Shares	3,210	171,339
GEA Group AG	11,424	502,094
Hannover Rueck SE	5,412	1,002,003
HeidelbergCement AG	18,103	1,661,018
Hella GmbH & Co. KGaA(b)	3,682	220,999
Henkel AG & Co. KGaA	6,519	648,995
Henkel AG & Co. KGaA, Preference Shares	11,081	1,274,705
HOCHTIEF AG(a)	3,488	327,427
HUGO BOSS AG(a)	8,953	413,646
Infineon Technologies AG	25,632	1,035,676
K+S AG	40,675	451,748
KION Group AG	4,414	440,708
Knorr-Bremse AG	2,924	359,031
LANXESS AG	7,232	532,975
LEG Immobilien SE	3,171	441,656
Merck KGaA	4,168	733,299
METRO AG	29,263	320,564
MTU Aero Engines AG	1,819	459,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Germany-(continued)
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	13,251	$3,838,745
Porsche Automobil Holding SE, Preference Shares	8,614	908,165
ProSiebenSat.1 Media SE(b)	20,363	442,337
Rheinmetall AG	4,438	463,192
RWE AG	58,866	2,235,018
SAP SE	34,513	4,851,003
Siemens AG	46,398	7,753,647
Siemens Energy AG(b)	31,246	1,045,668
Siemens Healthineers AG(d)	7,353	420,272
Sixt SE(b)	996	138,363
Sixt SE, Preference Shares	1,224	101,226
Symrise AG	3,102	401,052
TAG Immobilien AG	7,067	218,722
Telefonica Deutschland Holding AG(a)	114,994	334,724
thyssenkrupp AG(b)	87,996	1,177,938
TUI AG(a)(b)	169,690	1,011,906
Uniper SE(a)	9,788	357,490
United Internet AG	7,706	324,770
Volkswagen AG	5,232	1,664,008
Volkswagen AG, Preference Shares	29,899	7,799,564
Vonovia SE	26,132	1,718,850
Zalando SE(b)(d)	1,935	201,582

		120,887,509

Hong Kong-1.26%
AIA Group Ltd.	405,671	5,165,654
CK Asset Holdings Ltd.	105,567	662,610
CK Hutchison Holdings Ltd.	120,026	984,396
CLP Holdings Ltd.	60,652	598,567
Hang Seng Bank Ltd.	33,783	663,320
Henderson Land Development Co. Ltd.	49,482	220,115
Hong Kong & China Gas Co. Ltd. (The)	346,399	555,712
Hong Kong Exchanges & Clearing Ltd.	10,436	631,520
Jardine Matheson Holdings Ltd.	5,817	391,135
Link REIT	98,886	935,151
MTR Corp. Ltd.	67,187	374,566
New World Development Co. Ltd.	63,366	335,315
Power Assets Holdings Ltd.	52,008	319,741
Sun Hung Kai Properties Ltd.	59,349	896,327
Swire Pacific Ltd., Class A	22,415	181,384
Swire Pacific Ltd., Class B	40,203	50,986
Techtronic Industries Co. Ltd.	22,842	416,440
WH Group Ltd.(d)	654,385	572,082
Wharf Real Estate Investment Co. Ltd.	57,553	331,231

		14,286,252

Ireland-0.49%
AIB Group PLC(a)(b)	100,773	295,270
Bank of Ireland Group PLC(b)	89,184	524,131
CRH PLC	56,315	2,672,067
Flutter Entertainment PLC(b)	1,575	323,611
Kerry Group PLC, Class A	4,442	576,438
Kingspan Group PLC	3,805	339,229
Smurfit Kappa Group PLC	16,363	841,422

		5,572,168

Israel-0.26%
Bank Hapoalim BM(b)	60,013	479,238
Bank Leumi Le-Israel BM(b)	81,236	573,074

	Shares	Value
Israel-(continued)
Israel Discount Bank Ltd., Class A(b)	85,273	$385,961
Mizrahi Tefahot Bank Ltd.(b)	8,513	240,165
Teva Pharmaceutical Industries Ltd.(b)	123,091	1,284,669

		2,963,107

Italy-3.08%
A2A S.p.A.	184,901	362,144
AMCO - Asset Management Co. S.p.A., Class B(a)(c)	1,480	0
Assicurazioni Generali S.p.A.(b)	118,126	2,372,611
Atlantia S.p.A.(b)	41,629	813,084
Azimut Holding S.p.A.	9,412	225,640
Banco BPM S.p.A.(a)	363,151	1,036,073
BPER Banca(b)	152,493	348,418
Enel S.p.A.	665,054	6,618,500
Eni S.p.A.	417,291	4,988,190
Ferrari N.V.	1,601	343,346
FinecoBank Banca Fineco S.p.A.(b)	14,995	258,490
Hera S.p.A.	73,647	296,555
Intesa Sanpaolo S.p.A.(b)	2,109,935	5,895,206
Italgas S.p.A.	40,082	261,616
Leonardo S.p.A.	77,774	636,084
Mediobanca Banca di Credito Finanziario S.p.A.(b)	68,920	780,046
Pirelli & C S.p.A.(b)(d)	50,193	282,596
Poste Italiane S.p.A.(d)	53,756	705,356
Prysmian S.p.A.	16,068	503,877
Saipem S.p.A.(a)	89,410	206,815
Snam S.p.A.	154,447	870,122
Telecom Italia S.p.A.	1,686,047	926,136
Telecom Italia S.p.A., RSP	957,238	562,334
Terna Rete Elettrica Nazionale S.p.A.	81,950	604,734
UniCredit S.p.A.	462,544	4,767,416
Unipol Gruppo S.p.A.(b)	48,254	264,592

		34,929,981

Japan-16.42%
Advantest Corp.	2,800	265,898
Aeon Co. Ltd.	28,256	770,994
AEON Financial Service Co. Ltd.	16,002	181,533
AGC, Inc.	14,879	677,896
Air Water, Inc.	13,789	228,334
Aisin Corp.	13,567	522,548
Ajinomoto Co., Inc.	30,928	618,673
Alps Alpine Co. Ltd.	31,285	378,952
Amada Co. Ltd.	29,095	314,893
ANA Holdings, Inc.(b)	17,652	404,540
Aozora Bank Ltd.	18,105	389,248
Asahi Group Holdings Ltd.	28,630	1,195,700
Asahi Kasei Corp.	58,446	615,714
Asics Corp.	12,100	192,063
Astellas Pharma, Inc.	86,734	1,301,744
Bandai Namco Holdings, Inc.	6,493	476,765
Bridgestone Corp.	41,172	1,648,688
Brother Industries Ltd.	16,675	352,554
Canon, Inc.	100,591	2,395,484
Casio Computer Co. Ltd.	11,896	210,157
Central Japan Railway Co.	9,138	1,336,361
Chubu Electric Power Co., Inc.	30,628	370,013
Chugai Pharmaceutical Co. Ltd.	7,347	275,651
COMSYS Holdings Corp.	7,700	238,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Credit Saison Co. Ltd.	16,360	$187,840
Dai Nippon Printing Co. Ltd.	14,423	286,468
Daifuku Co. Ltd.	2,000	197,978
Dai-ichi Life Holdings, Inc.	60,369	1,085,543
Daiichi Sankyo Co. Ltd.	34,878	889,300
Daikin Industries Ltd.	7,825	1,569,940
Daito Trust Construction Co. Ltd.	5,094	541,533
Daiwa House Industry Co. Ltd.	26,118	772,991
Daiwa Securities Group, Inc.	70,011	372,841
Denka Co. Ltd.	6,972	273,318
Denso Corp.	24,415	1,576,739
Dentsu Group, Inc.	14,455	444,342
Disco Corp.	600	194,319
East Japan Railway Co.	24,134	1,651,326
Ebara Corp.	5,598	239,172
Eisai Co. Ltd.	10,748	700,997
Electric Power Development Co. Ltd.	37,008	591,153
ENEOS Holdings, Inc.	337,690	1,455,739
FANUC Corp.	6,079	1,400,108
Fast Retailing Co. Ltd.	750	615,548
Fuji Electric Co. Ltd.	9,751	443,815
FUJIFILM Holdings Corp.	21,403	1,387,705
Fujitsu Ltd.	12,882	2,051,244
Furukawa Electric Co. Ltd.	9,389	249,446
GS Yuasa Corp.	7,000	189,241
Hankyu Hanshin Holdings, Inc.	6,105	192,134
Haseko Corp.	21,565	289,033
Hino Motors Ltd.	41,564	347,935
Hirose Electric Co. Ltd.	1,422	226,495
Hitachi Construction Machinery Co. Ltd.	9,605	294,815
Hitachi Ltd.	44,431	2,187,304
Hitachi Metals Ltd.(a)(b)	17,353	336,566
Honda Motor Co. Ltd.	89,213	2,637,907
Hoya Corp.	6,246	710,571
Hulic Co. Ltd.	19,600	223,068
Idemitsu Kosan Co. Ltd.	18,558	444,319
IHI Corp.(b)	31,546	633,777
Iida Group Holdings Co. Ltd.	9,695	236,199
INPEX Corp.	104,786	715,158
Isetan Mitsukoshi Holdings Ltd.(a)	50,503	352,073
Isuzu Motors Ltd.	40,608	410,891
ITOCHU Corp.	55,748	1,738,156
Iwatani Corp.	3,700	231,874
J Front Retailing Co. Ltd.	28,475	270,930
Japan Airlines Co. Ltd.(b)	19,407	412,091
Japan Exchange Group, Inc.	19,151	448,793
Japan Metropolitan Fund Investment Corp.	203	200,019
Japan Post Bank Co. Ltd.	40,707	372,044
Japan Post Holdings Co. Ltd.(b)	103,968	872,797
Japan Post Insurance Co. Ltd.	35,817	690,093
Japan Tobacco, Inc.	111,687	2,088,543
JFE Holdings, Inc.	56,623	744,924
JGC Holdings Corp.	24,861	283,625
JSR Corp.	9,960	306,623
JTEKT Corp.	27,960	251,705
Kajima Corp.	30,823	425,806
Kansai Electric Power Co., Inc. (The)	42,187	417,605
Kansai Paint Co. Ltd.	7,600	191,417
Kao Corp.	19,614	1,257,356
Kawasaki Heavy Industries Ltd.(b)	31,039	742,005

	Shares	Value
Japan-(continued)
Kawasaki Kisen Kaisha Ltd.(a)(b)	14,744	$410,736
KDDI Corp.	104,336	3,155,709
Keio Corp.	4,150	269,567
Keisei Electric Railway Co. Ltd.	6,718	209,582
Keyence Corp.	1,653	794,251
Kikkoman Corp.(a)	4,262	261,635
Kintetsu Group Holdings Co. Ltd.(b)	6,228	223,070
Kirin Holdings Co. Ltd.	40,267	755,386
Kobe Steel Ltd.	58,377	420,851
Koito Manufacturing Co. Ltd.	5,973	372,134
Komatsu Ltd.	51,301	1,504,229
Konica Minolta, Inc.	116,795	660,348
K’s Holdings Corp.	16,010	218,681
Kubota Corp.	47,226	1,110,387
Kuraray Co. Ltd.	21,432	232,741
Kurita Water Industries Ltd.	5,500	253,602
Kyocera Corp.	17,061	1,035,944
Kyowa Kirin Co. Ltd.	8,308	252,345
Kyushu Electric Power Co., Inc.	25,345	231,410
Kyushu Railway Co.	11,904	267,038
Lawson, Inc.	4,969	222,754
Lion Corp.	10,100	189,424
Lixil Corp.	15,161	410,701
Makita Corp.	10,470	470,793
Marubeni Corp.	96,401	801,335
Marui Group Co. Ltd.	13,725	256,908
Matsumotokiyoshi Holdings Co. Ltd.	5,300	212,621
Mazda Motor Corp.(b)	81,670	632,110
MEIJI Holdings Co. Ltd.	7,273	450,466
MINEBEA MITSUMI, Inc.	20,732	519,889
MISUMI Group, Inc.	6,900	194,428
Mitsubishi Chemical Holdings Corp.	101,693	756,848
Mitsubishi Corp.	60,192	1,663,051
Mitsubishi Electric Corp.	73,906	1,137,275
Mitsubishi Estate Co. Ltd.	51,912	852,733
Mitsubishi Gas Chemical Co., Inc.	12,692	293,424
Mitsubishi HC Capital, Inc., (Acquired 03/19/2020 - 03/19/2021; Cost $257,836)(e)	47,914	274,408
Mitsubishi Heavy Industries Ltd.	32,651	969,926
Mitsubishi Materials Corp.	11,566	259,562
Mitsubishi Motors Corp.(b)	168,429	456,109
Mitsubishi UFJ Financial Group, Inc.	807,148	4,268,163
Mitsui & Co. Ltd.	57,912	1,220,441
Mitsui Chemicals, Inc.	12,188	383,576
Mitsui Fudosan Co. Ltd.	47,187	1,023,130
Mitsui Mining & Smelting Co. Ltd.	6,996	237,776
Mitsui OSK Lines Ltd.	17,570	705,661
Mizuho Financial Group, Inc.	128,947	1,810,838
MS&AD Insurance Group Holdings, Inc.	21,785	616,848
Murata Manufacturing Co. Ltd.	16,002	1,274,099
Nabtesco Corp.	4,800	215,836
NEC Corp.	21,847	1,271,185
NGK Insulators Ltd.	19,613	357,252
NGK Spark Plug Co. Ltd.	14,872	248,173
NH Foods Ltd.	5,317	237,138
Nichirei Corp.	8,000	202,150
Nidec Corp.	6,419	743,172
Nikon Corp.	54,765	515,058
Nintendo Co. Ltd.	1,924	1,103,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Nippon Electric Glass Co. Ltd.	10,981	$278,079
Nippon Express Co. Ltd.	3,940	300,983
Nippon Steel Corp.	71,333	1,244,518
Nippon Telegraph & Telephone Corp.	129,665	3,268,168
Nippon Yusen KK	24,293	953,451
Nissan Chemical Corp.	3,800	195,380
Nissan Motor Co. Ltd.(b)	333,372	1,670,444
Nissin Foods Holdings Co. Ltd.(a)	3,050	216,253
Nitori Holdings Co. Ltd.	1,774	318,267
Nitto Denko Corp.	8,439	699,486
Nomura Holdings, Inc.	175,106	940,211
Nomura Real Estate Holdings, Inc.	9,370	230,596
NSK Ltd.	40,931	376,713
NTN Corp.(b)	79,409	225,212
NTT Data Corp.	39,457	612,945
Obayashi Corp.	37,703	343,899
Odakyu Electric Railway Co. Ltd.	12,192	329,604
Oji Holdings Corp.	45,677	287,923
Olympus Corp.	20,486	421,228
Omron Corp.	6,298	477,658
Ono Pharmaceutical Co. Ltd.	14,104	354,971
Oriental Land Co. Ltd.	2,053	290,656
ORIX Corp.	103,019	1,656,428
Osaka Gas Co. Ltd.	21,144	407,772
Otsuka Corp.	4,800	241,965
Otsuka Holdings Co. Ltd.	14,194	545,529
Pan Pacific International Holdings Corp.	14,968	322,489
Panasonic Corp.	124,877	1,472,636
Rakuten Group, Inc.	38,839	493,549
Recruit Holdings Co. Ltd.	23,538	1,063,576
Renesas Electronics Corp.(b)	28,952	337,714
Resona Holdings, Inc.	151,728	623,264
Ricoh Co. Ltd.	51,138	543,638
Rohm Co. Ltd.	4,305	426,542
Ryohin Keikaku Co. Ltd.	10,300	216,733
Santen Pharmaceutical Co. Ltd.	18,508	237,054
SBI Holdings, Inc.	15,543	439,393
Secom Co. Ltd.	8,402	697,649
Sega Sammy Holdings, Inc.	13,223	189,807
Seibu Holdings, Inc.(b)	20,750	223,247
Seiko Epson Corp.	30,167	512,788
Sekisui Chemical Co. Ltd.	15,157	263,745
Sekisui House Ltd.	43,177	872,586
Seven & i Holdings Co. Ltd.	37,784	1,624,327
SG Holdings Co. Ltd.	14,846	337,381
Sharp Corp.(a)	11,864	200,474
Shimadzu Corp.	6,884	240,897
Shimamura Co. Ltd.	2,000	197,978
Shimano, Inc.	1,619	370,813
Shimizu Corp.	42,355	346,807
Shin-Etsu Chemical Co. Ltd.	12,407	2,094,224
Shinsei Bank Ltd.(a)(b)	16,929	246,412
Shionogi & Co. Ltd.	11,675	613,844
Shiseido Co. Ltd.	8,420	610,711
Showa Denko K.K.	24,723	748,668
Skylark Holdings Co. Ltd.(b)	17,300	256,718
SMC Corp.	1,296	752,310
Softbank Corp.	265,862	3,428,320
SoftBank Group Corp.	52,884	4,782,566
Sojitz Corp.	82,200	245,160

	Shares	Value
Japan-(continued)
Sompo Holdings, Inc.	15,659	$581,634
Sony Group Corp.	44,281	4,415,744
Stanley Electric Co. Ltd.	6,463	185,071
Subaru Corp.	49,649	920,940
SUMCO Corp.	11,054	286,400
Sumitomo Chemical Co. Ltd.	145,780	742,870
Sumitomo Corp.	48,047	654,077
Sumitomo Electric Industries Ltd.	44,161	656,930
Sumitomo Forestry Co. Ltd.	13,500	312,474
Sumitomo Heavy Industries Ltd.	14,210	411,460
Sumitomo Metal Mining Co. Ltd.	12,848	545,280
Sumitomo Mitsui Financial Group, Inc.	99,786	3,470,897
Sumitomo Mitsui Trust Holdings, Inc.	17,855	607,663
Sumitomo Realty & Development Co. Ltd.	16,779	558,609
Sumitomo Rubber Industries Ltd.	21,564	266,726
Suntory Beverage & Food Ltd.	7,823	264,095
Suzuki Motor Corp.	26,494	1,005,175
Sysmex Corp.	2,878	287,655
T&D Holdings, Inc.	42,204	517,004
Taiheiyo Cement Corp.	12,996	325,658
Taisei Corp.	12,895	475,430
Taiyo Yuden Co. Ltd.	3,900	179,113
Takeda Pharmaceutical Co. Ltd.	114,304	3,801,245
TDK Corp.	6,276	852,647
Teijin Ltd.	15,122	248,748
Terumo Corp.	15,342	579,966
THK Co. Ltd.	6,536	222,740
TIS, Inc.	11,948	296,773
Tobu Railway Co. Ltd.	7,009	180,187
Toho Gas Co. Ltd.	3,400	188,811
Tohoku Electric Power Co., Inc.	25,076	220,925
Tokio Marine Holdings, Inc.	27,775	1,328,972
Tokuyama Corp.	8,300	187,558
Tokyo Century Corp.	3,100	191,437
Tokyo Electric Power Co. Holdings, Inc.(b)	404,955	1,196,656
Tokyo Electron Ltd.	3,165	1,399,138
Tokyo Gas Co. Ltd.	26,895	544,519
Tokyu Corp.	22,859	293,828
Tokyu Fudosan Holdings Corp.	55,544	308,451
Toppan Printing Co. Ltd.	16,213	276,335
Toray Industries, Inc.	113,714	706,597
Toshiba Corp.	35,851	1,480,877
Tosoh Corp.	18,236	323,328
TOTO Ltd.	5,500	285,303
Toyo Suisan Kaisha Ltd.	5,569	226,979
Toyota Industries Corp.	6,621	530,019
Toyota Motor Corp.	94,226	7,005,852
Toyota Tsusho Corp.	11,517	486,790
Trend Micro, Inc.	4,881	232,205
Tsuruha Holdings, Inc.	2,022	233,454
Ube Industries Ltd.	10,172	205,571
Unicharm Corp.	8,271	321,139
West Japan Railway Co.	17,686	976,002
Yakult Honsha Co. Ltd.	5,292	257,568
Yamada Holdings Co. Ltd.	57,467	286,007
Yamaha Corp.	5,439	296,071
Yamaha Motor Co. Ltd.	29,829	744,736
Yamato Holdings Co. Ltd.	21,847	616,605
Yaskawa Electric Corp.	5,823	268,496
Yokogawa Electric Corp.	14,329	260,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Yokohama Rubber Co. Ltd. (The)	11,698	$217,361
Z Holdings Corp.	99,159	458,124

		186,346,263

Luxembourg-0.33%
Aperam S.A.	5,819	301,842
ArcelorMittal S.A.(b)	110,777	3,233,822
SES S.A., FDR	32,369	245,640

		3,781,304

Macau-0.11%
Galaxy Entertainment Group Ltd.(b)	56,958	501,610
Sands China Ltd.(b)	146,601	696,495

		1,198,105

Mongolia-0.03%
Turquoise Hill Resources Ltd.(b)	15,918	279,749

Netherlands-2.63%
Aalberts N.V.	5,274	286,015
ABN AMRO Bank N.V., CVA(a)(b)(d)	118,561	1,533,996
Aegon N.V.	384,027	1,787,221
Akzo Nobel N.V.	13,734	1,651,978
ASML Holding N.V.	3,137	2,043,747
ASR Nederland N.V.	13,568	594,691
EXOR N.V.	11,523	947,694
Heineken Holding N.V.	3,670	364,923
Heineken N.V.(a)	11,824	1,372,702
ING Groep N.V.	542,434	6,941,206
Koninklijke Ahold Delhaize N.V.	126,629	3,413,045
Koninklijke DSM N.V.	6,283	1,128,472
Koninklijke KPN N.V.	265,875	917,294
Koninklijke Philips N.V.(b)	38,704	2,184,229
Koninklijke Vopak N.V.(a)	4,258	195,292
NN Group N.V.	27,990	1,400,676
PostNL N.V.	46,913	245,605
Prosus N.V.	2,280	247,651
Randstad N.V.	11,544	834,912
SBM Offshore N.V.	14,712	256,357
Signify N.V.(b)(d)	12,751	726,193
Wolters Kluwer N.V.(a)	8,266	748,884

		29,822,783

New Zealand-0.06%
Fletcher Building Ltd.	44,880	234,104
Meridian Energy Ltd.	55,014	210,389
Spark New Zealand Ltd.	71,639	226,165

		670,658

Norway-0.72%
DNB ASA	66,342	1,429,736
Equinor ASA	138,306	2,821,654
Gjensidige Forsikring ASA	10,396	237,058
Mowi ASA	26,991	667,937
Norsk Hydro ASA	149,072	953,837
Orkla ASA	49,687	508,101
Storebrand ASA	49,418	474,421
Telenor ASA	59,970	1,071,537

		8,164,281

Poland-0.17%
Bank Polska Kasa Opieki S.A.(b)	15,622	330,000
KGHM Polska Miedz S.A.(b)	6,028	309,589

	Shares	Value
Poland-(continued)
Polski Koncern Naftowy ORLEN S.A.	22,032	$387,953
Powszechna Kasa Oszczednosci Bank Polski S.A.(b)	51,136	475,994
Powszechny Zaklad Ubezpieczen S.A.(a)(b)	43,481	374,903

		1,878,439

Portugal-0.24%
EDP - Energias de Portugal S.A.	264,206	1,470,034
Galp Energia SGPS S.A.	70,399	814,413
Jeronimo Martins SGPS S.A.(a)	23,716	433,664

		2,718,111

Russia-0.06%
Evraz PLC	46,574	414,246
Polymetal International PLC	15,119	313,053

		727,299

Singapore-0.67%
Ascendas REIT	148,370	346,836
CapitaLand Integrated Commercial Trust	165,588	267,599
CapitaLand Ltd.	165,005	461,379
City Developments Ltd.	44,322	262,854
ComfortDelGro Corp. Ltd.	178,654	230,972
DBS Group Holdings Ltd.	78,351	1,761,484
Genting Singapore Ltd.	408,039	265,299
Jardine Cycle & Carriage Ltd.	13,200	229,988
Keppel Corp. Ltd.	66,489	270,874
Oversea-Chinese Banking Corp. Ltd.	86,219	790,643
Singapore Airlines Ltd.(b)	102,730	390,720
Singapore Telecommunications Ltd.	561,079	1,054,343
United Overseas Bank Ltd.	50,067	1,000,663
Venture Corp. Ltd.	16,325	247,255

		7,580,909

South Africa-0.30%
Anglo American PLC	71,662	3,046,046
Investec PLC	75,443	304,485

		3,350,531

South Korea-6.04%
Amorepacific Corp.	1,038	252,420
Amorepacific Corp., Preference Shares	382	30,564
CJ CheilJedang Corp.	1,029	365,865
CJ CheilJedang Corp., Preference Shares	184	30,685
CJ Corp.	4,390	376,900
Coway Co. Ltd.	4,515	271,545
Daewoo Engineering & Construction Co. Ltd.(b)	39,298	261,080
Doosan Heavy Industries & Construction Co. Ltd.(b)	34,135	428,088
Doosan Infracore Co. Ltd.(a)(b)	40,220	390,503
E-MART, Inc.	3,674	554,890
GS Engineering & Construction Corp.	10,602	420,801
GS Holdings Corp.	6,350	245,757
Hana Financial Group, Inc.	33,880	1,390,409
Hankook Tire & Technology Co. Ltd.	7,411	320,465
Hanwha Corp.	14,259	394,819
Hanwha Corp., Preference Shares	7,346	98,730
Hanwha Life Insurance Co. Ltd.	114,210	358,847
Hanwha Solutions Corp.(b)	6,272	259,654
Hyundai Engineering & Construction Co. Ltd.	14,478	655,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
Hyundai Glovis Co. Ltd.	1,909	$329,508
Hyundai Heavy Industries Holdings Co. Ltd.	6,480	410,115
Hyundai Mobis Co. Ltd.	5,965	1,447,881
Hyundai Motor Co.	17,208	3,279,630
Hyundai Motor Co., First Pfd	2,905	278,134
Hyundai Motor Co., Second Pfd	4,332	412,812
Hyundai Steel Co.	21,675	1,081,460
Hyundai Wia Corp.	2,730	170,817
Industrial Bank of Korea	48,642	423,734
KB Financial Group, Inc.	39,925	1,963,319
Kia Corp.	25,962	1,797,163
Korea Electric Power Corp.	96,472	2,051,119
Korea Gas Corp.(b)	11,484	360,311
Korea Investment Holdings Co. Ltd.	2,858	287,766
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	7,160	988,052
Korea Zinc Co. Ltd.	843	338,003
Korean Air Lines Co. Ltd.(b)	14,533	351,452
KT&G Corp.	10,641	788,258
LG Chem Ltd.	1,371	1,148,714
LG Chem Ltd., Preference Shares	247	98,924
LG Corp.	6,390	726,691
LG Display Co. Ltd.(b)	45,265	988,843
LG Electronics, Inc.	10,295	1,457,691
LG Electronics, Inc., Preference Shares	1,805	120,241
LG Household & Health Care Ltd.	208	287,780
LG Household & Health Care Ltd., Preference Shares	50	32,184
LG Innotek Co. Ltd.	1,002	181,060
LG Uplus Corp.	42,325	502,261
Lotte Chemical Corp.	2,021	552,330
Lotte Shopping Co. Ltd.	2,770	308,788
LS Corp.	3,512	231,429
Mirae Asset Securities Co. Ltd.	27,549	247,665
Mirae Asset Securities Co. Ltd., Second Pfd	11,196	49,219
NAVER Corp.	1,125	363,588
POSCO	6,942	2,271,666
Posco International Corp.	11,571	218,448
Samsung C&T Corp.	6,637	811,464
Samsung Electro-Mechanics Co. Ltd.	2,282	367,221
Samsung Electronics Co. Ltd.	247,168	18,109,581
Samsung Electronics Co. Ltd., Preference Shares	42,667	2,811,607
Samsung Fire & Marine Insurance Co. Ltd.	3,193	568,359
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	265	37,403
Samsung Heavy Industries Co. Ltd.(b)	56,847	383,290
Samsung Life Insurance Co. Ltd.	11,532	847,004
Samsung SDI Co. Ltd.	820	482,114
Samsung SDI Co. Ltd., Preference Shares	24	9,720
Samsung SDS Co. Ltd.	1,503	247,268
Samsung Securities Co. Ltd.	6,387	244,892
Shinhan Financial Group Co. Ltd.	51,455	1,850,317
Shinsegae, Inc.	954	261,152
SK Holdings Co. Ltd.	6,978	1,731,405
SK Hynix, Inc.	25,806	2,969,540
SK Innovation Co. Ltd.(b)	5,749	1,398,035
SK Telecom Co. Ltd.	3,309	902,847

	Shares	Value
South Korea-(continued)
S-Oil Corp.(b)	5,171	$404,903
Woori Financial Group, Inc.	40,121	385,935

		68,479,126

Spain-3.37%
Acciona S.A.	1,835	319,639
Acerinox S.A.	19,032	264,505
ACS Actividades de Construccion y Servicios S.A.	31,929	1,042,773
Aena SME S.A.(b)(d)	3,866	673,419
Amadeus IT Group S.A.(b)	13,755	938,855
Banco Bilbao Vizcaya Argentaria S.A.	822,928	4,626,792
Banco de Sabadell S.A.(b)	1,430,801	908,394
Banco Santander S.A.	2,086,477	8,075,126
Bankinter S.A.	72,815	399,443
CaixaBank S.A.	609,995	1,958,412
Enagas S.A.	24,388	531,972
Endesa S.A.(a)	30,722	808,452
Ferrovial S.A.	26,506	754,304
Grifols S.A.	15,159	411,502
Iberdrola S.A.	425,227	5,751,070
Industria de Diseno Textil S.A.(a)	43,742	1,559,690
Inmobiliaria Colonial SOCIMI S.A.	21,541	218,729
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(b)	72,815	142,877
Mapfre S.A.(a)	231,457	498,884
Merlin Properties SOCIMI S.A.	31,502	348,656
Naturgy Energy Group S.A.	34,582	887,965
Red Electrica Corp. S.A.(a)	34,881	641,394
Repsol S.A.	284,332	3,401,570
Telefonica S.A.	669,860	3,107,378

		38,271,801

Sweden-2.56%
Alfa Laval AB(a)	11,699	396,250
Assa Abloy AB, Class B(a)	31,807	907,670
Atlas Copco AB, Class A(a)	14,829	899,657
Atlas Copco AB, Class B	8,996	467,580
BillerudKorsnas AB(a)	12,970	265,206
Boliden AB(a)	16,824	656,187
Castellum AB	14,562	354,933
Dometic Group AB(d)	14,845	234,286
Electrolux AB, Series B	20,664	580,642
Epiroc AB, Class A(a)(b)	10,266	222,785
Epiroc AB, Class B(a)	6,130	120,414
Essity AB, Class B	34,679	1,133,171
Getinge AB, Class B	7,716	261,436
H & M Hennes & Mauritz AB, Class B(a)(b)	67,355	1,663,214
Hexagon AB, Class B(a)	5,961	569,188
Holmen AB, Class B(a)	4,774	225,270
Husqvarna AB, Class A	1,313	18,478
Husqvarna AB, Class B	21,592	300,933
ICA Gruppen AB(a)	6,331	292,001
Industrivarden AB, Class A	9,680	371,826
Industrivarden AB, Class C	7,751	280,130
Investor AB, Class A(a)	6,215	529,202
Investor AB, Class B(a)	21,226	1,804,615
Kinnevik AB, Class A(b)	457	30,806
Kinnevik AB, Class B(b)	8,169	452,129
Lundin Energy AB	7,350	235,736
Sandvik AB(a)	36,720	908,908

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Sweden-(continued)
Securitas AB, Class B	34,603	$591,125
Skandinaviska Enskilda Banken AB, Class A	115,686	1,486,478
Skandinaviska Enskilda Banken AB, Class C	1,663	21,241
Skanska AB, Class B	31,764	862,492
SKF AB, Class B	24,868	642,893
SSAB AB, Class A(b)	32,698	178,305
SSAB AB, Class B(b)	80,044	401,462
Svenska Cellulosa AB S.C.A., Class A	888	16,026
Svenska Cellulosa AB S.C.A., Class B	24,500	430,269
Svenska Handelsbanken AB, Class A	143,066	1,661,144
Svenska Handelsbanken AB, Class B	3,434	42,033
Swedbank AB, Class A	96,942	1,705,248
Swedish Match AB	5,706	468,586
Tele2 AB, Class B(a)	38,982	504,116
Telefonaktiebolaget LM Ericsson, Class A	1,408	19,349
Telefonaktiebolaget LM Ericsson, Class B	117,977	1,617,628
Telia Co. AB	314,363	1,302,697
Trelleborg AB, Class B	13,096	341,658
Volvo AB, Class A	12,878	324,396
Volvo AB, Class B	92,844	2,271,210

		29,071,009

Switzerland-6.02%
ABB Ltd.	90,789	2,951,476
Adecco Group AG	13,148	891,478
Alcon, Inc.(b)	14,955	1,123,203
Baloise Holding AG	2,150	363,971
Barry Callebaut AG	118	260,828
Chocoladefabriken Lindt & Spruengli AG	3	296,694
Chocoladefabriken Lindt & Spruengli AG, PC	27	250,743
Cie Financiere Richemont S.A.	21,257	2,182,452
Clariant AG	14,975	313,850
Coca-Cola HBC AG	10,617	367,789
Credit Suisse Group AG	211,188	2,210,406
Dufry AG(b)	6,008	395,505
Geberit AG(a)	952	626,699
Georg Fischer AG	193	270,862
Givaudan S.A.	229	960,140
Helvetia Holding AG	2,751	331,188
IWG PLC(b)	43,048	218,561
Julius Baer Group Ltd.	11,156	703,572
Kuehne + Nagel International AG, Class R(a)	2,328	696,830
LafargeHolcim Ltd.(b)	38,626	2,384,347
Logitech International S.A., Class R	1,918	215,343
Lonza Group AG	1,051	669,284
Nestle S.A.	112,702	13,454,299
Novartis AG	93,726	8,011,490
Partners Group Holding AG	382	544,488
PSP Swiss Property AG	2,003	247,287
Roche Holding AG	28,538	9,311,890
Roche Holding AG, BR	1,077	374,568
Schindler Holding AG	635	176,843
Schindler Holding AG, PC	1,336	380,563
SGS S.A.	240	710,487
SIG Combibloc Group AG(b)	11,985	293,827
Sika AG(a)	2,447	730,840
Sonova Holding AG, Class A(b)	1,185	350,933
STMicroelectronics N.V.	15,735	590,227

	Shares	Value
Switzerland-(continued)
Swatch Group AG (The)	3,627	$217,727
Swatch Group AG (The), BR	2,337	716,436
Swiss Life Holding AG	3,071	1,498,041
Swiss Prime Site AG	2,969	288,908
Swiss Re AG	23,601	2,196,429
Swisscom AG(a)	2,152	1,168,670
UBS Group AG	297,612	4,543,882
Vifor Pharma AG	2,182	314,722
Zurich Insurance Group AG	8,560	3,516,728

		68,324,506

United Kingdom-12.89%
3i Group PLC	42,580	755,793
Admiral Group PLC	9,109	394,626
Ashtead Group PLC	14,435	929,549
Associated British Foods PLC(b)	21,730	694,392
AstraZeneca PLC	51,301	5,479,878
Aviva PLC	245,590	1,361,148
B&M European Value Retail S.A	34,570	270,814
BAE Systems PLC(a)	201,321	1,410,978
Barclays PLC	1,387,023	3,370,311
Barratt Developments PLC	95,360	1,019,278
Bellway PLC	8,458	422,985
Berkeley Group Holdings PLC	8,757	561,001
BP PLC	3,002,392	12,595,609
British American Tobacco PLC	144,811	5,377,364
British Land Co. PLC (The)	79,576	571,158
BT Group PLC(b)	707,810	1,616,509
Bunzl PLC	20,457	659,094
Burberry Group PLC(b)	16,310	465,416
Centrica PLC(b)	559,851	439,196
Cineworld Group PLC(a)(b)	263,715	353,224
CNH Industrial N.V.	85,046	1,266,422
Compass Group PLC(b)	96,885	2,109,387
Croda International PLC	3,792	355,125
DCC PLC	6,992	608,341
Derwent London PLC	6,106	281,436
Diageo PLC	82,309	3,704,874
Direct Line Insurance Group PLC	88,923	351,011
DS Smith PLC	108,443	631,810
easyJet PLC(b)	28,421	407,670
Entain PLC(a)(b)	16,910	396,027
Experian PLC	23,103	893,085
GlaxoSmithKline PLC(a)	434,024	8,050,040
Grafton Group PLC	15,483	255,744
Hiscox Ltd.(b)	20,809	233,946
Howden Joinery Group PLC(b)	19,916	223,024
HSBC Holdings PLC	1,368,630	8,580,283
IMI PLC	14,354	316,789
Imperial Brands PLC	58,983	1,231,100
Informa PLC(b)	83,433	649,438
InterContinental Hotels Group PLC(a)(b)	6,706	478,353
Intermediate Capital Group PLC	9,079	274,788
International Consolidated Airlines Group S.A.(b)	199,494	560,153
Intertek Group PLC	4,681	397,809
ITV PLC(b)	415,630	696,308
J Sainsbury PLC	245,635	808,404
John Wood Group PLC(b)	50,531	197,015
Johnson Matthey PLC(a)	17,685	795,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Kingfisher PLC(b)	233,240	$1,153,839
Land Securities Group PLC	54,014	539,051
Legal & General Group PLC	375,328	1,415,556
Lloyds Banking Group PLC(b)	5,010,444	3,151,925
London Stock Exchange Group PLC	3,091	316,694
M&G PLC	149,724	450,464
Marks & Spencer Group PLC(b)	254,029	555,712
Meggitt PLC(b)	66,968	432,078
Melrose Industries PLC	279,814	631,102
Micro Focus International PLC	63,538	455,693
Mondi PLC	39,701	1,080,123
National Express Group PLC(b)	51,715	214,520
National Grid PLC	207,156	2,611,766
Natwest Group PLC(a)	427,796	1,164,473
Next PLC(b)	5,924	639,927
Pearson PLC(a)	62,320	716,168
Pennon Group PLC	30,950	443,088
Persimmon PLC	27,641	1,198,629
Phoenix Group Holdings PLC	43,949	432,884
Prudential PLC	126,251	2,682,322
Quilter PLC(d)	145,957	330,409
Reckitt Benckiser Group PLC	27,145	2,424,521
RELX PLC	68,033	1,770,399
Rentokil Initial PLC	45,596	315,903
Rolls-Royce Holdings PLC(a)(b)	486,222	704,301
Royal Dutch Shell PLC, Class A	502,731	9,501,178
Royal Dutch Shell PLC, Class B	450,244	8,097,785
Royal Mail PLC(b)	86,969	597,249
RSA Insurance Group PLC	76,293	720,830
Sage Group PLC (The)	49,185	434,473
Schroders PLC(a)	6,086	304,024
Segro PLC	38,084	530,193
Severn Trent PLC	15,095	517,688
Signature Aviation PLC(b)	71,667	401,173
Smith & Nephew PLC	38,138	829,287
Smiths Group PLC	19,928	448,497
Spectris PLC	5,307	239,098
SSE PLC	73,370	1,491,261
St James’s Place PLC(a)	32,995	621,978
Standard Chartered PLC	195,490	1,406,380
Standard Life Aberdeen PLC	116,769	448,642
Subsea 7 S.A.	33,157	337,149
Tate & Lyle PLC	26,510	293,636
Taylor Wimpey PLC	371,496	923,782
TechnipFMC PLC(b)	110,058	826,195
Tesco PLC	626,532	1,917,100
Travis Perkins PLC(b)	15,195	323,358
Unilever PLC	133,151	7,800,958
United Utilities Group PLC	40,328	540,606
Virgin Money UK PLC(b)	107,199	296,994
Vistry Group PLC	17,057	292,252

	Shares	Value
United Kingdom-(continued)
Vodafone Group PLC	2,238,319	$4,239,525
Weir Group PLC (The)(b)	9,687	257,111
Whitbread PLC(a)(b)	11,948	536,643
Wickes Group PLC(b)	17,027	58,925
WM Morrison Supermarkets PLC	230,373	554,518
WPP PLC	86,582	1,169,522

		146,292,050

United States-0.90%
Amcor PLC, CDI	94,494	1,105,828
Bausch Health Cos., Inc.(b)	24,548	789,599
Carnival PLC(b)	15,073	350,897
Ferguson PLC	12,398	1,567,569
James Hardie Industries PLC, CDI	10,422	345,365
QIAGEN N.V.(b)	4,265	208,090
Stellantis N.V.	273,116	4,545,018
Tenaris S.A.(a)	50,431	543,830
Waste Connections, Inc.	6,527	776,852

		10,233,048

Zambia-0.04%
First Quantum Minerals Ltd.	20,651	475,567

Total Common Stocks & Other Equity Interests (Cost $996,594,193)		1,127,106,292

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $506,950)	506,950	506,950

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.38% (Cost $997,101,143)		1,127,613,242

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-7.01%
Invesco Private Government Fund, 0.01%(f)(g)(h)	32,248,683	32,248,683
Invesco Private Prime Fund, 0.11%(f)(g)(h)	47,288,015	47,306,931

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,555,613)		79,555,614

TOTAL INVESTMENTS IN SECURITIES-106.39% (Cost $1,076,656,756)		1,207,168,856
OTHER ASSETS LESS LIABILITIES-(6.39)%		(72,529,047)

NET ASSETS-100.00%		$1,134,639,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $8,862,473, which represented less than 1% of the Fund’s Net Assets.

(e)	Restricted security. The value of this security at April 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,456,743	$(9,949,793)	$-	$-	$506,950	$96
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,596,104	113,776,399	(90,123,820)	-	-	32,248,683	1,679	*
Invesco Private Prime Fund	12,894,155	158,074,078	(123,664,698)	2	3,394	47,306,931	16,163	*

Total	$21,490,259	$282,307,220	$(223,738,311)	$2	$3,394	$80,062,564	$17,938

*  Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g) The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

(h)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Financials	23.82
Industrials	13.40
Consumer Discretionary	11.28
Materials	9.19
Energy	8.14
Consumer Staples	8.00
Health Care	6.89
Information Technology	5.98
Communication Services	5.34
Utilities	4.79
Real Estate	2.50
Money Market Funds Plus Other Assets Less Liabilities	0.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.66%
Australia-6.12%
Abacus Property Group	83,043	$194,364
Adbri Ltd.	78,564	195,411
ALS Ltd.	42,210	343,658
Alumina Ltd.	154,261	206,145
Ansell Ltd.	17,030	555,923
ARB Corp. Ltd.	3,543	107,091
Atlas Arteria Ltd.	65,120	303,824
AUB Group Ltd.	7,321	115,364
AusNet Services	399,828	585,266
Austal Ltd.	81,800	152,279
Bapcor Ltd.	34,582	206,223
Beach Energy Ltd.(a)	246,030	242,309
Bega Cheese Ltd.	36,413	179,733
Blackmores Ltd.	2,419	133,863
Breville Group Ltd.	7,083	142,636
Brickworks Ltd.	9,474	148,559
BWP Trust	62,748	200,180
carsales.com Ltd.	14,989	230,292
Charter Hall Group	30,576	330,658
Charter Hall Long Wale REIT	31,546	119,158
Charter Hall Retail REIT	76,824	220,755
Charter Hall Social Infrastructure REIT	44,294	111,198
CIMIC Group Ltd.(a)(b)	31,945	478,713
Cleanaway Waste Management Ltd.	168,787	371,582
Cochlear Ltd.	2,870	493,268
Collins Foods Ltd.	15,071	132,365
Coronado Global Resources, Inc., CDI(b)(c)	129,738	59,629
Corporate Travel Management Ltd.(b)	7,583	108,422
Costa Group Holdings Ltd.	42,549	153,160
Credit Corp. Group Ltd.	4,131	92,635
Cromwell Property Group(a)	186,861	126,298
CSR Ltd.	110,010	507,314
Domino’s Pizza Enterprises Ltd.	2,504	206,284
Downer EDI Ltd.	135,567	589,567
Eagers Automotive Ltd.	35,395	428,158
EBOS Group Ltd.(a)	5,901	125,961
Elders Ltd.	18,688	175,681
Evolution Mining Ltd.	167,690	599,734
Flight Centre Travel Group Ltd.(a)(b)	40,763	527,414
G8 Education Ltd.(a)	202,269	156,243
GrainCorp Ltd., Class A	51,463	202,738
Growthpoint Properties Australia Ltd.	47,736	137,908
GUD Holdings Ltd.	13,614	140,390
GWA Group Ltd.	53,860	124,396
Harvey Norman Holdings Ltd.	128,874	524,622
Healius Ltd.	109,987	351,732
Humm Group Ltd.(a)(b)	117,433	81,186
IGO Ltd.	41,934	242,616
Iluka Resources Ltd.	30,305	181,187
Inghams Group Ltd.	72,249	182,495
InvoCare Ltd.	18,937	165,295
IOOF Holdings Ltd.	198,650	560,083
IRESS Ltd.	29,044	226,145
Link Administration Holdings Ltd.	105,628	406,330
Magellan Financial Group Ltd.	7,752	290,420
McMillan Shakespeare Ltd.	11,849	101,596
Mineral Resources Ltd.	10,420	384,337

	Shares	Value
Australia-(continued)
Monadelphous Group Ltd.	17,572	$173,062
National Storage REIT	114,701	178,088
New Hope Corp. Ltd.(a)	109,085	98,166
NEXTDC Ltd.(b)	12,296	110,082
nib holdings Ltd.	66,007	315,100
Nine Entertainment Co. Holdings Ltd.	182,989	402,847
Northern Star Resources Ltd.	43,250	351,123
NRW Holdings Ltd.	162,279	243,811
Nufarm Ltd.(b)	93,336	377,070
OceanaGold Corp.(b)	249,257	415,361
oOh!media Ltd.(b)	92,931	122,752
Orora Ltd.	158,225	388,663
OZ Minerals Ltd.	30,104	556,697
Pendal Group Ltd.	68,740	391,334
Perenti Global Ltd.	123,678	104,133
Perpetual Ltd.	11,593	310,291
Perseus Mining Ltd.(b)	145,678	137,848
Platinum Asset Management Ltd.(a)	44,461	162,103
Premier Investments Ltd.	10,158	206,286
Qube Holdings Ltd.	172,205	400,390
REA Group Ltd.	1,428	174,669
Reece Ltd.	19,480	305,009
Regis Resources Ltd.	106,110	213,108
Resolute Mining Ltd.(a)(b)	299,736	112,293
Sandfire Resources Ltd.	45,300	235,146
Seven Group Holdings Ltd.(a)	14,993	249,462
Shopping Centres Australasia Property Group	167,205	321,602
Southern Cross Media Group Ltd.(b)	81,110	116,849
St Barbara Ltd.	143,887	205,064
Steadfast Group Ltd.	72,232	232,668
Super Retail Group Ltd.	34,179	314,971
Sydney Airport(b)	124,038	593,084
Tassal Group Ltd.	58,719	167,369
TPG Telecom Ltd.	21,174	90,121
Virgin Australia International Holdings Pty. Ltd.(b)(d)	112,977	0
Viva Energy Group Ltd.(c)	233,784	353,047
Vocus Group Ltd.(b)	63,628	268,848
Washington H Soul Pattinson & Co. Ltd.(a)	10,558	246,868
Waypoint REIT	122,830	236,251
Webjet Ltd.(b)	27,722	107,069

		24,649,498

Austria-0.89%
ams AG(b)	18,475	320,661
AT&S Austria Technologie & Systemtechnik AG	5,921	228,443
CA Immobilien Anlagen AG	9,927	435,582
DO & CO AG(a)(b)	1,395	119,230
EVN AG(a)	7,654	174,880
IMMOFINANZ AG(b)	19,180	399,669
Lenzing AG(b)	2,772	366,396
Mayr Melnhof Karton AG(a)	596	123,834
Oesterreichische Post AG(a)	8,314	368,810
S IMMO AG	7,606	197,772
S&T AG(a)(b)	4,832	131,343
UNIQA Insurance Group AG(a)	20,315	163,361

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Austria-(continued)
Verbund AG(a)	4,499	$369,906
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,267	168,236

		3,568,123

Belgium-1.58%
Ackermans & van Haaren N.V.	2,028	324,694
Aedifica S.A.	2,055	251,339
Barco N.V.	10,086	257,158
Befimmo S.A.(a)	2,571	109,407
Bekaert S.A.	5,367	236,078
bpost S.A.(b)	31,612	336,593
Cie d’Entreprises CFE(b)	934	94,670
Cofinimmo S.A.	3,566	547,326
D’ieteren S.A./N.V.	3,061	332,925
Elia Group S.A./N.V.(a)	4,798	519,825
Euronav N.V.(a)	63,274	545,677
Fagron	4,710	105,800
Galapagos N.V.(a)(b)	4,285	334,721
KBC Ancora(b)	4,135	180,791
Melexis N.V.(a)	1,457	158,907
Ontex Group N.V.(a)(b)	29,348	383,321
Orange Belgium S.A.	3,651	96,472
Shurgard Self Storage S.A.	2,582	120,288
Sofina S.A.(a)	1,384	526,809
Telenet Group Holding N.V.	12,942	554,945
Warehouses De Pauw C.V.A.	10,009	353,272

		6,371,018

Cambodia-0.03%
NagaCorp Ltd.	119,821	128,355

Canada-8.29%
Advantage Oil & Gas Ltd.(b)	83,430	221,087
Aecon Group, Inc.	16,881	256,055
Ag Growth International, Inc.	5,148	180,360
Alamos Gold, Inc., Class A	48,655	389,572
Altus Group Ltd.	3,124	157,724
Aphria, Inc.(b)	8,894	136,497
Aritzia, Inc.(b)	4,934	123,009
Artis REIT	22,424	198,138
ATS Automation Tooling Systems, Inc.(b)	8,160	196,670
Aurora Cannabis, Inc.(a)(b)	23,421	208,470
AutoCanada, Inc.(b)	11,601	446,613
B2Gold Corp.	117,258	564,272
Badger Daylighting Ltd.	4,047	136,786
Baytex Energy Corp.(b)	241,241	286,305
Birchcliff Energy Ltd.	89,186	226,191
BlackBerry Ltd.(b)	41,393	365,747
Boardwalk REIT, Class E	10,804	321,960
Bombardier, Inc., Class A(a)(b)	18,374	16,728
Bombardier, Inc., Class B(b)	850,272	635,872
Boralex, Inc., Class A	5,591	179,065
Boyd Group Services, Inc.	1,300	241,243
Brookfield Infrastructure Corp., Class A	7,457	534,392
BRP, Inc.	3,392	311,352
Canaccord Genuity Group, Inc.	13,544	130,464
Canadian Western Bank	20,182	554,505
Canfor Corp.(b)	19,754	492,967
Canopy Growth Corp.(b)	7,796	210,078
Capstone Mining Corp.(b)	37,095	165,543

	Shares	Value
Canada-(continued)
Cascades, Inc.	23,400	$274,287
Celestica, Inc.(b)	27,793	231,345
Centerra Gold, Inc.	29,822	274,900
Chartwell Retirement Residences	39,145	398,069
Chemtrade Logistics Income Fund	34,515	211,826
Choice Properties REIT	36,242	410,676
Chorus Aviation, Inc.	49,328	174,023
Cineplex, Inc.(b)	41,063	423,915
Cogeco Communications, Inc.	1,904	180,696
Cogeco, Inc.	2,541	199,488
Colliers International Group, Inc.	2,579	278,906
Cominar REIT, Class U	30,633	243,032
Corus Entertainment, Inc., Class B	59,988	286,725
Crombie REIT	15,548	206,894
Cronos Group, Inc.(b)	10,283	83,839
CT REIT	11,410	153,500
Descartes Systems Group, Inc. (The)(b)	3,061	195,648
Dollarama, Inc.	15,096	702,893
Dorel Industries, Inc., Class B(b)	14,254	142,980
Dream Industrial REIT	19,588	217,025
Dream Office REIT	10,921	187,580
DREAM Unlimited Corp.	5,938	110,680
Dundee Precious Metals, Inc.	16,876	121,405
ECN Capital Corp.	22,028	147,546
Element Fleet Management Corp.	58,891	720,460
Enerflex Ltd.	17,010	113,382
Enerplus Corp.	84,273	452,808
Equitable Group, Inc.	1,822	197,588
Exchange Income Corp.	6,762	211,787
Extendicare, Inc.	19,628	124,610
Fiera Capital Corp.	16,465	146,019
First Majestic Silver Corp.(b)	5,381	81,445
FirstService Corp.	1,444	234,359
Fortuna Silver Mines, Inc.(b)	17,607	105,911
Freehold Royalties Ltd.	21,598	141,330
GFL Environmental, Inc.	7,701	253,528
Granite REIT	6,867	439,249
Great Canadian Gaming Corp.(b)	7,977	287,579
Home Capital Group, Inc.(b)	12,802	338,105
IAMGOLD Corp.(b)	163,825	511,370
IGM Financial, Inc.	18,611	663,836
Innergex Renewable Energy, Inc.	10,063	171,779
Interfor Corp.(b)	15,166	402,758
InterRent REIT	15,346	191,482
Intertape Polymer Group, Inc.	11,777	289,590
Ivanhoe Mines Ltd., Class A(b)	23,529	165,824
Kelt Exploration Ltd.(b)	49,267	109,331
Killam Apartment REIT	19,284	296,894
Kirkland Lake Gold Ltd.	12,544	465,684
Labrador Iron Ore Royalty Corp.	5,070	173,176
Laurentian Bank of Canada	15,412	532,943
Maple Leaf Foods, Inc.	19,156	441,762
Martinrea International, Inc.	17,972	195,030
Morneau Shepell, Inc.	7,081	177,860
Mullen Group Ltd.	21,441	234,767
New Gold, Inc.(b)	108,426	178,037
NFI Group, Inc.	20,770	465,476
North West Co., Inc. (The)	11,330	326,030
NorthWest Healthcare Properties REIT	27,564	292,624
Osisko Gold Royalties Ltd.	14,126	170,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Canada-(continued)
Pan American Silver Corp.	13,939	$442,803
Paramount Resources Ltd., Class A(b)	16,562	154,015
Pason Systems, Inc.	19,590	149,688
Peyto Exploration & Development Corp.	38,384	167,240
PrairieSky Royalty Ltd.	38,051	407,667
Precision Drilling Corp.(b)	11,766	301,849
Premium Brands Holdings Corp.	3,695	359,138
Pretium Resources, Inc.(b)	19,117	200,618
Richelieu Hardware Ltd.	4,808	167,823
Ritchie Bros. Auctioneers, Inc.	8,778	557,919
Russel Metals, Inc.	14,751	337,899
Sandstorm Gold Ltd.(b)	15,308	113,236
Secure Energy Services, Inc.	47,078	159,197
ShawCor Ltd.	60,872	288,476
Shopify, Inc., Class A(b)	311	366,794
Sienna Senior Living, Inc.	18,096	215,352
Sierra Wireless, Inc.(b)	7,483	113,443
Sleep Country Canada Holdings, Inc.(c)	6,207	175,332
SSR Mining, Inc.	18,571	294,521
Stantec, Inc.	15,189	710,557
Stelco Holdings, Inc.	7,007	176,627
Stella-Jones, Inc.	10,240	427,846
Summit Industrial Income REIT	10,904	138,361
SunOpta, Inc.(b)	9,121	112,845
Superior Plus Corp.	39,960	487,887
Tamarack Valley Energy Ltd.(b)	64,361	134,456
Torex Gold Resources, Inc.(b)	18,594	224,905
Toromont Industries Ltd.	7,357	586,072
TransAlta Renewables, Inc.(a)	11,232	177,765
Transcontinental, Inc., Class A	18,377	347,762
Tricon Residential, Inc.	27,173	288,031
Wajax Corp.	6,714	110,517
Westshore Terminals Investment Corp.	10,433	170,124
Winpak Ltd.	4,175	144,846
WPT Industrial REIT	6,562	109,717

		33,371,687

China-1.30%
Budweiser Brewing Co. APAC Ltd.(c)	115,632	365,498
CapitaLand China Trust	149,901	155,490
Chow Tai Fook Jewellery Group Ltd.	197,529	318,921
ESR Cayman Ltd.(b)(c)	81,600	278,939
FIH Mobile Ltd.(a)(b)	2,783,871	394,273
GCL New Energy Holdings Ltd.(b)	2,468,000	72,767
Kerry Logistics Network Ltd.	93,500	281,095
Lee & Man Paper Manufacturing Ltd.	207,000	180,432
Minth Group Ltd.	96,070	390,249
MMG Ltd.(b)	487,102	317,341
Nexteer Automotive Group Ltd.	189,842	212,895
Noble Group Ltd.(b)(d)	760,360	0
SITC International Holdings Co. Ltd.	113,068	431,638
Sun Art Retail Group Ltd.	457,581	421,829
Uni-President China Holdings Ltd.	192,880	234,927
VSTECS Holdings Ltd.	154,000	152,476
Want Want China Holdings Ltd.	768,000	556,705
Wharf Holdings Ltd. (The)	151,000	458,822

		5,224,297

	Shares	Value
Colombia-0.16%
Gran Tierra Energy, Inc.(a)(b)	212,348	$141,542
Parex Resources, Inc.(b)	25,901	487,407

		628,949

Denmark-1.30%
D/S Norden A/S	7,981	206,319
Demant A/S(b)	6,311	316,896
Dfds A/S(b)	7,098	420,527
Drilling Co. of 1972 A/S (The)(a)(b)	6,974	294,645
FLSmidth & Co. A/S	14,287	563,372
Genmab A/S(b)	1,066	391,705
GN Store Nord A/S	4,272	386,148
H Lundbeck A/S	7,554	233,309
Matas A/S(b)	9,354	138,698
NKT A/S(b)	4,747	197,636
Ringkjoebing Landbobank A/S	1,447	147,566
Rockwool International A/S, Class B(a)	704	316,465
Royal Unibrew A/S	3,866	472,482
Scandinavian Tobacco Group A/S(c)	12,231	222,934
Schouw & Co. A/S	1,196	128,164
SimCorp A/S	1,508	199,581
Sydbank A/S	8,301	248,050
Topdanmark A/S	7,482	365,764

		5,250,261

Egypt-0.13%
Centamin PLC	340,915	506,944

Faroe Islands-0.08%
Bakkafrost P/F	4,217	335,301

Finland-1.13%
Cargotec OYJ, Class B	8,449	490,441
Citycon OYJ(a)	16,541	145,358
Finnair OYJ(a)(b)	305,287	264,677
Kemira OYJ	20,320	332,428
Kojamo OYJ	27,432	595,399
Konecranes OYJ	13,585	626,671
Metsa Board OYJ	25,529	325,450
Metso Outotec OYJ	10,296	115,813
Neles OYJ	19,321	281,778
Sanoma OYJ	7,543	131,119
TietoEVRY OYJ	16,366	567,401
Tokmanni Group Corp.	7,656	197,229
Uponor OYJ	8,686	253,459
YIT OYJ(a)	33,439	207,308

		4,534,531

France-3.30%
Adevinta ASA, Class B(b)	8,128	149,192
Albioma S.A.	3,419	154,754
ALD S.A.(c)	10,104	159,095
Alten S.A.(b)	3,983	499,132
BioMerieux	2,142	255,069
Bollore S.A.	100,033	505,763
CGG S.A.(b)	497,008	580,350
Cie Plastic Omnium S.A	14,799	498,109
Coface S.A.(b)	20,367	248,856
Dassault Aviation S.A.(b)	389	424,260
Derichebourg S.A.(b)	29,378	247,203
Elior Group S.A.(a)(b)(c)	59,398	492,658
Eramet S.A.(b)	2,948	212,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
France-(continued)
Fnac Darty S.A.(b)	6,119	$432,019
Gaztransport Et Technigaz S.A.	2,156	184,403
Imerys S.A.	10,150	528,332
Ipsen S.A.	3,832	371,067
Ipsos	4,565	190,139
JCDecaux S.A.(b)	20,623	525,815
Kaufman & Broad S.A.	2,196	99,926
La Francaise des Jeux SAEM(c)	7,159	367,300
Lagardere S.C.A.(b)	11,875	319,925
Maisons du Monde S.A.(b)(c)	10,232	249,056
Mercialys S.A.(a)	29,007	371,185
Metropole Television S.A.(b)	10,297	229,070
Nexans S.A.(b)	6,869	565,180
Nexity S.A.	11,027	598,406
Quadient S.A.	7,033	192,524
Remy Cointreau S.A.	1,491	298,307
Sartorius Stedim Biotech	310	142,554
SMCP S.A.(b)(c)	17,807	145,230
Societe BIC S.A.(a)	6,058	428,442
SOITEC(b)	528	106,846
Sopra Steria Group SACA(b)	2,475	461,212
Tarkett S.A.(b)	8,103	195,576
Television Francaise 1(b)	32,911	325,068
Trigano S.A.	931	166,542
Vallourec S.A.(a)(b)	9,306	303,142
Verallia S.A.(c)	5,281	214,113
Vicat S.A.	2,210	111,205
Virbac S.A.(b)	431	140,086
Wendel SE	4,425	589,679

		13,279,541

Germany-4.86%
1&1 Drillisch AG	12,956	389,911
Aareal Bank AG(b)	22,594	636,449
ADLER Group S.A.(a)(b)(c)	9,627	284,857
ADVA Optical Networking SE(b)	11,021	138,243
AIXTRON SE(b)	4,872	104,190
alstria office REIT-AG	34,630	620,729
Bechtle AG	2,242	457,063
Bilfinger SE(a)	10,086	377,359
CANCOM SE	3,692	228,266
Carl Zeiss Meditec AG, BR	1,280	225,814
CECONOMY AG(b)	68,126	399,389
CompuGroup Medical SE & Co. KGaA	1,097	100,495
CTS Eventim AG & Co. KGaA(b)	3,859	267,022
Deutsche EuroShop AG(b)	20,874	482,460
Deutsche Pfandbriefbank AG(b)(c)	52,347	603,939
Deutz AG(b)	31,454	255,395
DIC Asset AG	9,678	172,659
Draegerwerk AG & Co. KGaA	896	79,170
Draegerwerk AG & Co. KGaA, Preference Shares	2,718	254,066
Duerr AG	13,551	570,292
DWS Group GmbH & Co. KGaA(c)	8,911	390,465
ElringKlinger AG(b)	10,649	185,110
Encavis AG	5,979	115,232
Evotec SE(b)	3,368	140,404
Fielmann AG(b)	2,749	209,476
Gerresheimer AG	4,292	462,163
Grand City Properties S.A.	22,574	607,624

	Shares	Value
Germany-(continued)
GRENKE AG(a)	5,618	$228,182
Hamborner REIT AG	10,267	112,644
Hamburger Hafen und Logistik AG	4,447	109,636
Heidelberger Druckmaschinen AG(b)	97,942	158,461
HelloFresh SE(b)	1,572	130,574
Hornbach Baumarkt AG	4,071	162,947
Hornbach Holding AG & Co. KGaA	3,861	361,372
Instone Real Estate Group AG(b)(c)	3,546	105,436
Jenoptik AG	6,678	204,833
JOST Werke AG(b)(c)	1,765	116,434
Jungheinrich AG, Preference Shares	9,238	483,974
Just Eat Takeaway.com N.V.(b)(c)	1,516	157,319
Kloeckner & Co. SE(b)	27,868	378,752
Krones AG	2,459	214,611
Leoni AG(a)(b)	25,067	351,547
Nordex SE(b)	11,626	336,729
Norma Group SE	6,592	368,205
OSRAM Licht AG(b)	4,222	264,541
PATRIZIA AG	3,949	108,149
Puma SE(b)	5,427	573,077
Rational AG	145	121,069
SAF-Holland SE(b)	15,400	253,236
Salzgitter AG(b)	17,062	543,880
Sartorius AG, Preference Shares	443	250,217
Schaeffler AG, Preference Shares	49,240	444,267
Scout24 AG(c)	4,902	407,997
Siltronic AG	2,282	388,986
Sirius Real Estate Ltd.	104,201	146,580
Software AG	7,200	312,372
Softwareone Holding AG(b)	12,571	325,974
Stabilus S.A.	2,953	231,064
Stroeer SE & Co. KGaA	2,962	252,984
Suedzucker AG	31,522	516,828
Talanx AG	11,460	483,948
Traton SE	13,102	374,432
Wacker Chemie AG	3,191	482,087
Wacker Neuson SE(b)	6,960	187,510
zooplus AG(b)	540	170,964

		19,580,060

Ghana-0.09%
Tullow Oil PLC(a)(b)	491,318	368,018

Hong Kong-1.93%
ASM Pacific Technology Ltd.	37,462	568,187
Bank of East Asia Ltd. (The)	43,306	90,996
Brightoil Petroleum Holdings Ltd.(b)(d)	160,687	0
Cafe de Coral Holdings Ltd.	55,788	121,103
Cathay Pacific Airways Ltd.(b)	301,767	266,144
CK Infrastructure Holdings Ltd.	82,674	506,677
Cowell e Holdings, Inc.	182,000	108,494
Dairy Farm International Holdings Ltd.	66,611	290,424
Fortune REIT	123,650	124,655
Guotai Junan International Holdings Ltd.	540,290	98,085
Haitong International Securities Group Ltd.(a)	527,950	166,538
Hang Lung Group Ltd.	38,942	102,534
Hang Lung Properties Ltd.	201,000	548,639
HKBN Ltd.	96,167	140,904
Hongkong Land Holdings Ltd.	105,712	523,274
Huabao International Holdings Ltd.(a)	125,000	132,454
Hutchison Port Holdings Trust, Class U	523,210	130,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Hong Kong-(continued)
Hysan Development Co. Ltd.	55,000	$207,130
Johnson Electric Holdings Ltd., H Shares	43,829	116,812
JS Global Lifestyle Co. Ltd.(b)(c)	65,500	197,760
Kerry Properties Ltd.	106,085	357,858
Man Wah Holdings Ltd.	85,703	180,303
Mapletree North Asia Commercial Trust(c)	321,147	263,117
Melco International Development Ltd.	140,482	280,355
NWS Holdings Ltd.	222,176	245,723
Pacific Basin Shipping Ltd.	604,484	212,472
PCCW Ltd.	566,300	328,106
Sino Land Co. Ltd.	196,000	291,217
Swire Properties Ltd.	120,600	360,239
Value Partners Group Ltd.	207,282	147,318
Vitasoy International Holdings Ltd.(a)	46,153	178,566
VTech Holdings Ltd.	26,934	247,082
Yue Yuen Industrial Holdings Ltd.	101,288	254,301

		7,788,270

Indonesia-0.03%
First Resources Ltd.	97,656	112,307

Iraq-0.03%
Gulf Keystone Petroleum Ltd.(b)	45,363	111,420

Ireland-0.37%
C&C Group PLC(b)	48,342	198,253
Dalata Hotel Group PLC(a)(b)	29,933	162,510
Glanbia PLC(a)	24,536	361,526
Greencore Group PLC(a)(b)	114,633	251,881
Hibernia REIT PLC	115,798	158,635
UDG Healthcare PLC	29,726	352,717

		1,485,522

Israel-1.53%
Airport City Ltd.(b)	8,700	144,850
Alony Hetz Properties & Investments Ltd.	14,803	213,828
Amot Investments Ltd.	20,676	135,466
Azrieli Group Ltd.	4,804	338,451
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	372,353	406,066
Clal Insurance Enterprises Holdings Ltd.(b)	7,396	133,287
Delek Group Ltd.(b)	6,299	279,084
Elbit Systems Ltd.	3,439	473,859
Fattal Holdings 1998 Ltd.(b)	894	93,249
First International Bank of Israel Ltd.(b)	7,509	229,899
Formula Systems 1985 Ltd.	1,140	109,524
Gazit-Globe Ltd., (Acquired 03/17/2016 - 04/27/2021; Cost $137,583)(a)(e)	15,957	104,302
Harel Insurance Investments & Financial Services Ltd.	13,009	136,774
ICL Group Ltd.	90,282	580,381
Isracard Ltd.	35,304	132,253
Israel Corp. Ltd. (The)(b)	499	131,883
Melisron Ltd.	3,236	196,155
Mivne Real Estate KD Ltd.	77,649	213,793
Nice Ltd.(b)	2,069	500,640
Phoenix Holdings Ltd. (The)	18,441	164,319
Plus500 Ltd.	22,877	449,776
Shikun & Binui Ltd.(b)	27,595	186,245
Shufersal Ltd.	26,391	214,165

	Shares	Value
Israel-(continued)
Strauss Group Ltd.	4,324	$126,640
Tower Semiconductor Ltd.(b)	16,369	478,955

		6,173,844

Italy-3.17%
ACEA S.p.A	12,116	275,515
Amplifon S.p.A.(a)(b)	4,873	206,077
Anima Holding S.p.A.(c)	78,299	405,585
ASTM S.p.A.(b)	8,760	272,069
Autogrill S.p.A.(a)(b)	75,016	621,655
Banca Generali S.p.A.(b)	10,510	402,585
Banca Mediolanum S.p.A.(b)	56,011	524,036
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	165,588	226,544
Banca Popolare di Sondrio SCPA(a)(b)	50,664	213,463
BFF Bank S.p.A.(c)	33,602	301,353
Buzzi Unicem S.p.A	21,052	562,855
Cerved Group S.p.A.(b)	36,223	425,370
Credito Valtellinese S.p.A.	214	3,158
Danieli & C. Officine Meccaniche S.p.A.(a)	2,963	72,764
Danieli & C. Officine Meccaniche S.p.A., RSP	9,144	146,621
Davide Campari-Milano N.V.(a)	31,811	375,742
De Longhi S.p.A	8,316	364,193
DiaSorin S.p.A.(a)	908	154,394
Enav S.p.A.(c)	53,213	247,391
ERG S.p.A.	10,219	305,819
Esprinet S.p.A.(b)	16,685	271,153
Fincantieri S.p.A.(a)(b)	117,116	90,512
Freni Brembo S.p.A.(b)	26,098	325,478
Infrastrutture Wireless Italiane S.p.A.(c)	18,473	215,707
Interpump Group S.p.A	6,320	337,035
Iren S.p.A.	159,923	477,438
Maire Tecnimont S.p.A.(a)	85,459	273,855
MARR S.p.A.(b)	8,054	180,432
Mediaset S.p.A.(a)(b)	88,331	282,633
Moncler S.p.A.(b)	8,627	529,853
Nexi S.p.A.(b)(c)	17,766	340,904
OVS S.p.A.(a)(b)(c)	98,229	198,539
Piaggio & C S.p.A	40,325	156,601
PRADA S.p.A.(b)	55,916	348,087
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	8,487	468,332
Reply S.p.A	1,243	169,234
Salvatore Ferragamo S.p.A.(a)(b)	11,266	241,675
Saras S.p.A.(a)(b)	480,675	332,485
Societa Cattolica Di Assicurazione S.p.A.(a)(b) .	38,307	227,619
Technogym S.p.A.(b)(c)	9,569	128,439
Tods S.p.A.(a)(b)	3,691	173,908
Unieuro S.p.A.(b)(c)	15,145	441,204
UnipolSai Assicurazioni S.p.A	98,700	307,256
Webuild S.p.A.(a)	61,685	133,142

		12,758,710

Ivory Coast-0.06%
Endeavour Mining Corp	10,895	226,632

Japan-26.32%
77 Bank Ltd. (The)	9,029	113,085
ABC-Mart, Inc.	4,729	253,096
Acom Co. Ltd.	55,529	238,261
Activia Properties, Inc.	47	216,715
Adastria Co. Ltd.	10,155	171,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
ADEKA Corp.	10,046	$195,672
Advance Residence Investment Corp.	75	239,124
Aeon Delight Co. Ltd.	4,507	137,513
Aeon Mall Co. Ltd.	32,671	518,288
AEON REIT Investment Corp.	122	167,980
Aica Kogyo Co. Ltd.	5,371	190,654
Aiful Corp.	86,326	247,988
Ain Holdings, Inc.(a)	4,899	272,055
Alfresa Holdings Corp.	23,222	415,767
Alpen Co. Ltd.	5,648	120,344
Amano Corp.	8,994	244,300
Anritsu Corp.	11,910	231,869
AOKI Holdings, Inc.	15,934	88,340
Aoyama Trading Co. Ltd.(b)	43,961	331,804
Arcland Sakamoto Co. Ltd.	8,684	118,615
Arcs Co. Ltd.	8,073	173,418
Ariake Japan Co. Ltd.	1,884	109,105
As One Corp.	808	100,903
Asahi Holdings, Inc.(a)	12,462	252,877
Asahi Intecc Co. Ltd.	4,481	120,608
ASKUL Corp.	4,042	147,916
Autobacs Seven Co. Ltd.	13,250	177,224
Avex, Inc.(a)	12,030	164,098
Azbil Corp.	11,721	473,966
Bank of Kyoto Ltd. (The)(a)	6,663	357,213
Belc Co. Ltd.	1,918	101,598
Bell System24 Holdings, Inc.	5,856	88,345
Belluna Co. Ltd.	14,540	154,173
Benesse Holdings, Inc..	25,575	564,590
Bic Camera, Inc.	22,480	231,988
BML, Inc.	2,815	97,477
Calbee, Inc.	12,158	291,312
Canon Marketing Japan, Inc.	9,767	235,630
Capcom Co. Ltd.	6,586	213,900
Cawachi Ltd.	4,240	91,158
Chiba Bank Ltd. (The)	78,148	487,598
Chiyoda Corp.(b)	51,094	237,462
Chugoku Electric Power Co., Inc. (The)	46,646	520,636
Chugoku Marine Paints Ltd.	13,377	120,424
Citizen Watch Co. Ltd.(a)	101,080	339,384
CKD Corp.	8,887	187,326
Coca-Cola Bottlers Japan Holdings, Inc..	25,646	409,426
cocokara fine, Inc	2,619	177,308
Colowide Co. Ltd.	10,322	173,379
Comforia Residential REIT, Inc.	33	105,668
Concordia Financial Group Ltd.	137,112	514,303
Cosmo Energy Holdings Co. Ltd.	16,189	347,907
Cosmos Pharmaceutical Corp.	2,094	300,580
Create SD Holdings Co. Ltd.	3,934	119,310
CyberAgent, Inc.	26,174	538,302
Daibiru Corp.	8,016	93,504
Daicel Corp.	79,158	611,944
Daido Steel Co. Ltd.	4,415	209,228
Daihen Corp.	3,837	167,795
Daiho Corp.	5,102	184,606
Daiichikosho Co. Ltd.	6,176	229,965
Daio Paper Corp.	12,110	198,316
Daiseki Co. Ltd.	4,938	185,675
Daiwa House REIT Investment Corp.	123	329,823
Daiwa Office Investment Corp.	20	144,733

	Shares	Value
Japan-(continued)
Daiwa Securities Living Investments Corp.	118	$121,125
Daiwabo Holdings Co. Ltd.	26,686	417,240
DCM Holdings Co. Ltd.	36,348	362,466
DeNA Co. Ltd.(b)	14,336	292,871
Dexerials Corp.	9,883	182,551
DIC Corp.	14,944	381,854
DMG Mori Co. Ltd.	34,367	554,312
Doutor Nichires Holdings Co. Ltd.	8,520	126,898
Dowa Holdings Co. Ltd.	9,418	392,901
DTS Corp.	6,537	153,400
Duskin Co. Ltd.	4,423	104,925
DyDo Group Holdings, Inc.	2,880	133,586
Earth Corp.	2,737	150,991
EDION Corp.(a)	20,447	217,181
Elecom Co. Ltd.	4,442	93,469
Exedy Corp.	16,031	229,674
Ezaki Glico Co. Ltd.	7,594	283,807
Fancl Corp.	3,485	113,823
FCC Co. Ltd.	10,666	171,448
Financial Products Group Co.,Ltd.	19,284	127,907
Food & Life Cos. Ltd.	5,315	237,535
FP Corp.	5,544	215,308
Frontier Real Estate Investment Corp.	32	139,939
Fuji Corp.	13,061	347,839
Fuji Media Holdings, Inc.	24,204	293,181
Fuji Oil Holdings, Inc.(a)	7,852	202,217
Fuji Seal International, Inc.	6,394	141,972
Fuji Soft, Inc.	3,595	180,235
Fujikura Ltd.(b)	113,082	582,454
Fujitec Co. Ltd.	6,100	137,844
Fujitsu General Ltd	8,304	220,316
Fukuoka Financial Group, Inc.(a)	29,886	508,558
Fukuoka REIT Corp.	68	111,483
Fukuyama Transporting Co. Ltd..	2,471	94,608
Fuyo General Lease Co. Ltd.	1,974	131,293
Geo Holdings Corp.	10,478	108,610
GLOBERIDE, Inc.	2,726	107,738
Glory Ltd.	9,079	194,778
GLP J-REIT	155	259,787
GMO internet, Inc.(a)	5,069	150,950
GOLDWIN, Inc.	1,918	114,583
GungHo Online Entertainment, Inc.	6,443	122,842
Gunma Bank Ltd. (The)	43,536	142,193
Gunze Ltd.	2,766	97,932
H.I.S. Co. Ltd.(a)(b)	15,060	310,004
H.U. Group Holdings, Inc.	15,001	490,632
H2O Retailing Corp.(a)	25,123	196,056
Hachijuni Bank Ltd. (The)	54,171	184,857
Hakuhodo DY Holdings, Inc.(a)	25,444	428,548
Hamamatsu Photonics KK	6,472	375,394
Hanwa Co. Ltd.	7,195	213,602
Hazama Ando Corp.	31,574	240,622
Heiwa Corp.	11,185	189,410
Heiwa Real Estate Co. Ltd.	4,860	165,179
Heiwado Co. Ltd.	5,186	105,376
Hikari Tsushin, Inc.	2,740	550,983
Hirata Corp.	1,717	112,943
Hirogin Holdings, Inc.	20,298	111,977
Hisamitsu Pharmaceutical Co., Inc.(a)	5,759	335,092
Hitachi Transport System Ltd.	9,115	283,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Hitachi Zosen Corp.	73,983	$559,077
Hogy Medical Co. Ltd.	4,333	130,817
Hokkaido Electric Power Co., Inc.	50,524	239,897
Hokuetsu Corp.	22,020	113,822
Hokuhoku Financial Group, Inc.	12,039	101,220
Hokuriku Electric Power Co.	23,787	144,065
Hokuto Corp.	4,894	88,966
Horiba Ltd.	7,304	475,106
Hoshizaki Corp.	5,581	495,272
Hosiden Corp.	17,133	162,544
House Foods Group, Inc.	6,887	213,909
Hulic Reit, Inc.	77	122,997
Ibiden Co. Ltd.	12,859	609,392
IDOM, Inc.	23,807	137,870
Inaba Denki Sangyo Co. Ltd.	6,063	141,778
Industrial & Infrastructure Fund Investment Corp.	73	132,302
Internet Initiative Japan, Inc.	8,530	190,180
Invesco Office J-Reit, Inc.(f)	666	122,958
Invincible Investment Corp.	443	159,076
IRISO Electronics Co. Ltd.	2,457	116,213
Ito En Ltd.(a)	7,077	391,710
Itochu Techno-Solutions Corp.	11,768	408,039
Itoham Yonekyu Holdings, Inc.	16,667	107,195
Iyo Bank Ltd. (The)	22,765	125,379
Izumi Co. Ltd.	7,711	306,521
JAFCO Group Co. Ltd.	4,487	322,655
Japan Airport Terminal Co. Ltd.(a)	5,793	260,223
Japan Aviation Electronics Industry Ltd.	14,954	267,190
Japan Display, Inc.(b)	316,210	133,074
Japan Excellent, Inc.	114	159,468
Japan Hotel REIT Investment Corp.	365	209,039
Japan Lifeline Co. Ltd.	9,556	134,635
Japan Logistics Fund, Inc.	43	123,133
Japan Petroleum Exploration Co. Ltd.	8,713	161,817
Japan Prime Realty Investment Corp.	60	243,996
Japan Real Estate Investment Corp.	79	490,023
Japan Steel Works Ltd. (The)	13,451	326,353
Jeol Ltd.	3,204	180,272
JVCKenwood Corp.	74,148	160,771
Kadokawa Corp.(a)	4,574	182,240
Kagome Co. Ltd.	9,553	273,992
Kakaku.com, Inc.	5,944	161,508
Kaken Pharmaceutical Co. Ltd.	8,038	330,918
Kamigumi Co. Ltd.	26,865	522,283
Kanamoto Co. Ltd.(a)	6,967	170,630
Kandenko Co. Ltd.	22,388	191,303
Kaneka Corp.	9,592	373,395
Kanematsu Corp.	9,329	122,902
Kanto Denka Kogyo Co. Ltd.	13,391	105,481
Keihan Holdings Co. Ltd.	8,060	293,848
Keikyu Corp.	23,930	306,062
Kenedix Office Investment Corp.(a)	32	235,964
Kenedix Residential Next Investment Corp.	57	117,749
Kenedix Retail REIT Corp.	45	115,191
Kewpie Corp.	15,346	362,784
KH Neochem Co. Ltd.	5,861	139,521
Kinden Corp.	19,235	326,962
Kintetsu World Express, Inc.	11,457	276,192
Kissei Pharmaceutical Co. Ltd.	4,763	96,650

	Shares	Value
Japan-(continued)
KNT-CT Holdings Co. Ltd.(a)(b)	10,298	$97,322
Kobayashi Pharmaceutical Co. Ltd.	3,571	318,533
Koei Tecmo Holdings Co. Ltd.	3,327	148,688
Kohnan Shoji Co. Ltd.	11,989	324,226
KOKUYO Co. Ltd.	14,033	216,712
Komeri Co. Ltd.	9,206	236,583
Konami Holdings Corp.(a)	7,768	463,358
Kose Corp.	2,210	332,799
Kumagai Gumi Co. Ltd.	7,671	213,347
Kumiai Chemical Industry Co. Ltd.(a)	13,703	111,324
Kureha Corp.	4,943	334,643
Kusuri no Aoki Holdings Co. Ltd.(a)	1,837	129,072
KYB Corp.(b)	4,646	124,369
KYORIN Holdings, Inc.	7,121	124,628
Kyoritsu Maintenance Co. Ltd.	4,733	150,254
Kyowa Exeo Corp.	19,468	517,757
Kyudenko Corp.	5,696	198,022
Kyushu Financial Group, Inc.	32,835	127,669
LaSalle Logiport REIT	63	102,305
Leopalace21 Corp.(b)	235,584	325,449
Life Corp.	7,370	240,374
Lintec Corp.	7,875	171,686
M3, Inc.	3,208	222,378
Mabuchi Motor Co. Ltd.	10,245	410,062
Macnica Fuji Electronics Holdings, Inc.	7,411	149,637
Maeda Corp.	18,916	161,462
Maeda Road Construction Co. Ltd.	12,110	232,661
Makino Milling Machine Co. Ltd.	6,899	260,042
Mandom Corp.	8,221	153,883
Maruha Nichiro Corp., Class C	7,728	176,612
Maruichi Steel Tube Ltd.	16,503	413,236
Matsui Securities Co. Ltd.	15,458	121,198
Maxell Holdings Ltd.(b)	10,345	121,806
MCJ Co. Ltd.	14,528	132,115
Mebuki Financial Group, Inc.	238,830	520,027
Medipal Holdings Corp.	26,352	484,102
Megmilk Snow Brand Co. Ltd.	8,130	162,816
Meidensha Corp.	14,359	304,770
Meitec Corp.	3,715	206,304
Menicon Co. Ltd.	1,616	98,464
Mirait Holdings Corp.	13,766	222,412
Mitsubishi Logistics Corp.	11,090	329,235
Mitsui E&S Holdings Co. Ltd.(b)	70,474	344,295
Miura Co. Ltd.	4,706	246,699
Mixi, Inc.	15,852	406,506
Mizuho Leasing Co. Ltd.	3,666	109,505
Modec, Inc.	7,030	134,355
Monex Group, Inc.(a)	14,561	112,699
Mori Hills REIT Investment Corp.	99	143,738
Mori Trust Sogo Reit, Inc.	82	118,156
Morinaga & Co. Ltd.	6,477	215,693
Morinaga Milk Industry Co. Ltd.	7,503	410,484
MOS Food Services, Inc.	3,486	95,422
Musashi Seimitsu Industry Co. Ltd.	11,735	204,951
Nachi-Fujikoshi Corp.	2,914	111,169
Nagoya Railroad Co. Ltd.(b)	21,404	490,723
Nankai Electric Railway Co. Ltd.(a)	9,987	220,380
NEC Networks & System Integration Corp.	11,020	189,842
NET One Systems Co. Ltd.	8,824	289,814
Nexon Co. Ltd.	15,485	513,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
NHK Spring Co. Ltd.	20,346	$150,401
Nichias Corp.	6,976	181,955
Nichicon Corp..	15,312	150,451
Nichiha Corp	3,802	110,263
Nichi-iko Pharmaceutical Co. Ltd.	19,987	167,861
Nifco, Inc.	11,980	408,814
Nihon Kohden Corp.	11,373	343,880
Nihon M&A Center, Inc.	4,378	114,712
Nihon Unisys Ltd.	10,124	320,934
Nikkiso Co. Ltd.	12,506	128,487
Nikkon Holdings Co. Ltd.	6,049	126,564
Nippo Corp.	7,222	189,098
Nippon Accommodations Fund, Inc.	26	154,375
Nippon Building Fund, Inc.	84	551,777
Nippon Carbon Co. Ltd.	2,726	114,347
Nippon Chemi-Con Corp.(b)	8,164	128,318
Nippon Denko Co. Ltd.	35,742	120,661
Nippon Gas Co. Ltd.	16,009	281,499
Nippon Kayaku Co. Ltd.	30,526	282,625
Nippon Light Metal Holdings Co. Ltd.	11,004	214,432
Nippon Paint Holdings Co. Ltd.	29,786	425,651
Nippon Paper Industries Co. Ltd.	26,554	326,019
Nippon Prologis REIT, Inc.	83	266,529
NIPPON REIT Investment Corp.	31	120,251
Nippon Sanso Holdings Corp.	26,804	503,686
Nippon Sheet Glass Co. Ltd.(a)(b)	53,321	351,229
Nippon Shinyaku Co. Ltd.(a)	3,783	254,727
Nippon Shokubai Co. Ltd.	6,154	323,169
Nippon Soda Co. Ltd.	3,334	96,843
Nippon Steel Trading Corp.	2,831	99,974
Nippon Suisan Kaisha Ltd.	85,518	399,796
Nippon Television Holdings, Inc.	10,649	139,317
Nippon Thompson Co. Ltd.	22,126	130,969
Nipro Corp.	21,954	264,320
Nishimatsu Construction Co. Ltd.	18,300	486,192
Nishimatsuya Chain Co. Ltd.	9,037	141,708
Nishi-Nippon Railroad Co. Ltd.	4,566	117,842
Nishio Rent All Co. Ltd.	4,212	116,181
Nissha Co. Ltd.	9,011	105,687
Nisshin Seifun Group, Inc.	30,592	493,144
Nisshinbo Holdings, Inc.	35,524	270,724
Nissin Electric Co. Ltd.	11,093	122,291
Nitto Boseki Co. Ltd.	4,085	143,884
Noevir Holdings Co. Ltd.	2,222	97,881
NOF Corp.	6,691	353,817
Nojima Corp.	5,296	132,079
NOK Corp.	19,842	254,503
Nomura Co. Ltd.	15,271	111,069
Nomura Real Estate Master Fund, Inc.	338	534,343
Nomura Research Institute Ltd.	16,911	520,612
NS Solutions Corp.	5,923	179,091
NSD Co. Ltd.	6,990	113,894
NTT UD REIT Investment Corp.(a)	96	142,456
Obic Co. Ltd.	2,302	445,005
Oki Electric Industry Co. Ltd.(a)	25,668	271,228
Okinawa Electric Power Co., Inc. (The)	10,295	136,476
OKUMA Corp.	7,111	383,183
Okumura Corp.	3,870	96,799
Onward Holdings Co. Ltd.	53,986	148,171
Open House Co. Ltd.	9,230	383,792

	Shares	Value
Japan-(continued)
Oracle Corp. Japan	2,475	$232,091
Orient Corp.	118,011	160,868
ORIX JREIT, Inc.	182	321,025
OSG Corp.	12,510	208,185
Outsourcing, Inc.	17,601	270,686
Paltac Corp.	3,970	206,663
Paramount Bed Holdings Co. Ltd.	4,520	89,734
Park24 Co. Ltd.(b)	21,961	424,131
Pasona Group, Inc.	7,124	127,418
Penta-Ocean Construction Co. Ltd.	71,458	556,994
Persol Holdings Co. Ltd.	28,240	519,045
Pigeon Corp.	7,075	239,814
Pilot Corp.	4,527	144,128
Pola Orbis Holdings, Inc.	11,809	306,069
Prima Meat Packers Ltd.	5,945	187,642
Raito Kogyo Co. Ltd.	8,212	131,927
Relia, Inc.	9,026	107,514
Relo Group, Inc.	9,935	204,508
Rengo Co. Ltd.	44,556	369,720
Resorttrust, Inc.	16,132	257,097
Rinnai Corp.	5,348	537,222
Rohto Pharmaceutical Co. Ltd.	12,299	315,394
Round One Corp.	14,994	165,708
Royal Holdings Co. Ltd.(a)(b)	7,282	126,513
Saizeriya Co. Ltd.	5,974	130,952
Sakata Seed Corp.	3,432	121,041
SAMTY Co. Ltd.	8,380	153,332
San-A Co. Ltd.	2,445	93,724
Sanken Electric Co. Ltd.(b)	4,381	204,411
Sanki Engineering Co. Ltd.	10,645	135,369
Sankyo Co. Ltd.	14,439	373,045
Sankyu, Inc.	8,016	341,746
Sanoh Industrial Co. Ltd.(a)	12,357	130,573
Sanrio Co. Ltd.(b)	8,419	136,331
Sanwa Holdings Corp.	28,105	362,289
Sanyo Chemical Industries Ltd.	3,288	156,120
Sapporo Holdings Ltd.(a)	14,761	293,586
Sawai Group Holdings Co. Ltd.	8,119	390,704
SBS Holdings, Inc.	4,342	106,618
SCREEN Holdings Co. Ltd.(a)	5,224	499,913
SCSK Corp.	5,405	313,505
Seiko Holdings Corp.	8,172	143,994
Seino Holdings Co. Ltd.	26,958	370,440
Sekisui House Reit, Inc.(a)	243	202,305
Senko Group Holdings Co. Ltd.	14,160	130,194
Seven Bank Ltd.	186,650	401,288
Shibaura Machine Co. Ltd.	6,047	144,280
Shikoku Electric Power Co., Inc.	33,008	241,585
Shima Seiki Manufacturing Ltd.	5,335	107,232
Shinko Electric Industries Co. Ltd.	6,498	209,853
Shinmaywa Industries Ltd.	16,489	147,534
Ship Healthcare Holdings, Inc.	13,906	364,364
Shizuoka Bank Ltd. (The)	68,556	524,966
SHO-BOND Holdings Co. Ltd.	3,886	162,117
Shochiku Co. Ltd.(b)	1,071	120,127
Siix Corp.	7,163	95,612
SKY Perfect JSAT Holdings, Inc.	39,419	165,531
Sohgo Security Services Co. Ltd.	6,899	302,330
Sotetsu Holdings, Inc.	8,626	175,037
Square Enix Holdings Co. Ltd.	6,990	388,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
Star Micronics Co. Ltd.	7,286	$109,918
Starts Corp., Inc.	5,039	123,180
Sugi Holdings Co. Ltd.	5,732	440,500
Sumitomo Bakelite Co. Ltd.	5,659	228,835
Sumitomo Dainippon Pharma Co. Ltd.(a)	35,347	612,804
Sumitomo Mitsui Construction Co. Ltd.	27,402	116,823
Sumitomo Osaka Cement Co. Ltd.	8,708	276,046
Sumitomo Warehouse Co. Ltd. (The)	8,277	106,998
Sundrug Co. Ltd.	12,885	439,107
Suruga Bank Ltd.(a)	96,096	343,749
Suzuken Co. Ltd.	9,894	356,186
SWCC Showa Holdings Co. Ltd.	8,343	120,827
Tadano Ltd.	18,612	189,006
Taisho Pharmaceutical Holdings Co. Ltd.	5,170	304,605
Taiyo Holdings Co. Ltd.	2,425	117,362
Takaoka Toko Co. Ltd.	6,562	89,931
Takara Holdings, Inc.	18,834	242,780
Takasago Thermal Engineering Co. Ltd.	6,861	103,256
Takashimaya Co. Ltd.	55,734	613,913
Takeuchi Manufacturing Co. Ltd.	6,655	179,305
Takuma Co. Ltd.	11,261	230,876
Tamura Corp.	22,933	106,163
TBS Holdings, Inc.	10,520	204,808
TechnoPro Holdings, Inc.	3,224	236,848
T-Gaia Corp.	5,524	94,606
TKC Corp.	3,440	108,105
Toagosei Co. Ltd.	10,826	121,329
Tocalo Co. Ltd.	8,260	112,219
Toda Corp.	22,575	160,889
Toei Co. Ltd.	804	179,182
Toho Co. Ltd.	14,928	594,088
Toho Holdings Co. Ltd.	5,754	97,071
Toho Zinc Co. Ltd.(a)	7,138	148,892
Tokai Carbon Co. Ltd.	34,250	557,125
Tokai Rika Co. Ltd.	8,981	145,103
Tokai Tokyo Financial Holdings, Inc.	46,757	175,384
Tokyo Ohka Kogyo Co. Ltd.	4,438	294,770
Tokyo Seimitsu Co. Ltd.	5,909	279,489
Tokyo Steel Manufacturing Co. Ltd.	26,618	257,888
Tokyo Tatemono Co. Ltd.	32,512	479,775
Tokyu REIT, Inc.	61	103,634
Tomy Co. Ltd.	22,221	190,689
Topcon Corp.	22,505	307,191
Topre Corp.	7,223	96,412
Toshiba TEC Corp.	5,884	234,703
Towa Pharmaceutical Co. Ltd.	4,861	100,595
Toyo Construction Co. Ltd.	19,095	102,196
Toyo Seikan Group Holdings Ltd.	28,574	334,089
Toyo Tire Corp.	27,194	498,078
Toyobo Co. Ltd.	19,316	233,619
Toyoda Gosei Co. Ltd.	16,862	411,889
Toyota Boshoku Corp.	21,713	404,443
Transcosmos, Inc.	6,199	176,944
Trusco Nakayama Corp.	5,725	147,911
TS Tech Co. Ltd.	17,246	240,297
Tsubaki Nakashima Co. Ltd.	14,553	216,887
Tsubakimoto Chain Co.	3,854	103,309
Tsumura & Co.	8,019	267,043
TV Asahi Holdings Corp.	6,836	124,956
Uchida Yoko Co. Ltd.	3,122	133,671

	Shares	Value
Japan-(continued)
Ulvac, Inc.	9,546	$436,668
United Arrows Ltd.(b)	10,764	188,288
United Super Markets Holdings, Inc.	13,229	133,736
United Urban Investment Corp.	257	384,189
Unitika Ltd.(b)	25,111	87,528
Ushio, Inc.	30,344	402,255
USS Co. Ltd.	21,359	387,102
V Technology Co. Ltd.	1,918	97,036
Valor Holdings Co. Ltd., Class C	7,956	170,104
Wacoal Holdings Corp.	5,986	134,884
Wacom Co. Ltd.	15,750	101,009
Welcia Holdings Co. Ltd.	12,335	384,816
Yamaguchi Financial Group, Inc.	25,574	150,910
Yamato Kogyo Co. Ltd.	6,007	180,806
Yamazaki Baking Co. Ltd.	26,050	412,539
Yaoko Co. Ltd.	4,459	284,335
Yellow Hat Ltd.	8,017	134,735
Yokogawa Bridge Holdings Corp.	7,902	148,852
Yoshinoya Holdings Co. Ltd.(b)	11,540	213,475
Yurtec Corp.	15,952	113,833
Zenkoku Hosho Co. Ltd.	5,349	240,033
Zensho Holdings Co. Ltd.(a)	15,980	400,578
Zeon Corp.	29,259	466,302
ZOZO, Inc.	3,547	119,742

		105,969,606

Jordan-0.15%
Hikma Pharmaceuticals PLC	17,839	602,656

Luxembourg-0.29%
Eurofins Scientific SE(b)	5,756	570,609
RTL Group S.A.(b)	9,889	582,363

		1,152,972

Macau-0.28%
MGM China Holdings Ltd.	90,905	150,048
SJM Holdings Ltd.	344,158	446,656
Wynn Macau Ltd.(b)	287,314	552,666

		1,149,370

Mexico-0.06%
Fresnillo PLC	22,802	260,015

Netherlands-1.84%
Accell Group N.V.(b)	4,280	221,032
Adyen N.V.(b)(c)	128	314,568
AMG Advanced Metallurgical Group N.V.	3,912	150,320
Arcadis N.V.(b)	15,214	641,012
Argenx SE(b)	445	128,780
ASM International N.V.	1,850	563,216
Basic-Fit N.V.(b)(c)	3,100	140,016
BE Semiconductor Industries N.V.	4,661	377,727
Boskalis Westminster(b)	13,308	425,176
Corbion N.V.	5,494	322,219
Eurocommercial Properties N.V., CVA(b)	13,988	362,370
Euronext N.V.(c)	3,504	353,057
Euronext N.V., Rts., expiring 05/10/2021(b)	3,504	41,127
Flow Traders(a)(c)	4,114	170,067
Fugro N.V., CVA(b)	25,502	266,163
Heijmans N.V., CVA	6,833	109,400
IMCD N.V.(a)	3,688	536,972
Intertrust N.V.(b)(c)	7,176	133,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Netherlands-(continued)
JDE Peet’s N.V.(b)	9,756	$379,575
Koninklijke BAM Groep N.V.(b)	164,804	457,490
OCI N.V.(a)(b)	16,811	392,802
Sligro Food Group N.V.(b)	4,984	158,393
TKH Group N.V., CVA	5,851	280,047
TomTom N.V.(b)	15,196	133,630
Van Lanschot Kempen N.V.(b)	4,754	139,352
Wereldhave N.V.(a)	11,662	201,877

		7,399,421

New Zealand-0.74%
a2 Milk Co. Ltd. (The)(b)	23,249	127,611
Air New Zealand Ltd.(b)	145,008	181,035
Auckland International Airport Ltd.(b)	118,635	646,066
Chorus Ltd.	52,995	258,182
Contact Energy Ltd.	89,325	483,244
Fisher & Paykel Healthcare Corp. Ltd.	17,489	451,114
Infratil Ltd.	28,949	148,201
Kathmandu Holdings Ltd.(a)(b)	105,194	109,441
Mercury NZ Ltd.	43,303	215,625
Ryman Healthcare Ltd.	18,141	184,700
SKYCITY Entertainment Group Ltd.(b)	67,265	172,780

		2,977,999

Norway-1.73%
Aker ASA, Class A	5,169	386,670
Aker BP ASA	21,340	613,369
Aker Solutions ASA, Class A(b)	153,260	268,678
Austevoll Seafood ASA	15,960	204,394
Avance Gas Holding Ltd.(c)	36,466	191,982
Borregaard ASA	8,078	178,318
BW Offshore Ltd.	35,975	144,970
DNO ASA(b)	160,114	188,902
Elkem ASA(b)(c)	64,337	237,735
Entra ASA(c)	21,736	491,848
Europris ASA(c)	34,189	233,531
Fjordkraft Holding ASA(c)	17,331	130,063
Frontline Ltd.	34,903	267,858
Grieg Seafood ASA(a)(b)	13,327	132,737
Kongsberg Gruppen ASA	9,703	245,255
Leroy Seafood Group ASA	42,799	393,774
Norwegian Air Shuttle ASA(a)(b)	26,833	181,994
Norwegian Finans Holding ASA	20,589	227,742
Odfjell Drilling Ltd.(a)(b)	52,081	125,749
PGS ASA(b)	164,396	115,557
Salmar ASA	5,380	374,156
Schibsted ASA, Class A(b)	3,549	179,154
Schibsted ASA, Class B(b)	4,507	198,004
SpareBank 1 SMN	11,464	155,094
SpareBank 1 SR-Bank ASA, Class B	16,949	219,916
TGS NOPEC Geophysical Co. ASA	28,923	441,250
TOMRA Systems ASA	5,496	275,720
XXL ASA(b)(c)	63,550	165,679

		6,970,099

Peru-0.11%
Hochschild Mining PLC(a)	41,957	107,934
Hudbay Minerals, Inc.	46,654	348,142

		456,076

	Shares	Value
Poland-0.89%
Alior Bank S.A.(a)(b)	23,197	$172,031
Allegro.eu S.A.(b)(c)	7,718	118,427
Bank Millennium S.A.(a)(b)	115,219	125,891
CCC S.A.(b)	4,425	119,879
Cyfrowy Polsat S.A.	25,746	200,584
Dino Polska S.A.(b)(c)	1,877	121,961
Grupa Lotos S.A.(a)	38,403	484,668
Jastrzebska Spolka Weglowa S.A.(b)	25,669	205,268
LPP S.A.(b)	77	199,153
mBank S.A.(b)	3,739	231,896
Orange Polska S.A.(b)	131,418	236,369
PGE Polska Grupa Energetyczna S.A.(b)	196,186	522,948
Polskie Gornictwo Naftowe i Gazownictwo S.A	214,792	373,004
Santander Bank Polska S.A.(b)	3,333	197,391
Tauron Polska Energia S.A.(a)(b)	289,482	258,078

		3,567,548

Portugal-0.36%
Altri SGPS S.A.	14,377	112,496
Banco Comercial Portugues S.A., Class R(b)	2,478,656	371,484
Mota-Engil SGPS S.A.(a)(b)	77,032	129,545
Navigator Co. S.A. (The)	59,930	202,436
NOS, SGPS S.A.(a)	63,786	242,182
REN - Redes Energeticas Nacionais SGPS S.A	52,259	153,185
Sonae SGPS S.A	234,811	220,479

		1,431,807

Russia-0.05%
Petropavlovsk PLC(b)	546,942	194,467

Saudi Arabia-0.07%
Delivery Hero SE(b)(c)	1,795	285,337

Singapore-1.96%
ARA LOGOS Logistics Trust	186,384	108,575
Ascendas India Trust	116,059	123,875
Ascott Residence Trust	245,059	195,251
BOC Aviation Ltd.(c)	41,658	375,986
BW LPG Ltd.(c)	40,513	300,622
Ezion Holdings Ltd., Wts., expiring 04/16/2023(b)(d)	177,436	0
Ezra Holdings Ltd.(b)(d)	1,165,297	0
Frasers Centrepoint Trust	109,755	200,470
Frasers Logistics & Commercial Trust(c)	203,921	225,319
IGG, Inc.	148,633	251,458
Keppel DC REIT	84,981	171,827
Keppel Infrastructure Trust	238,977	98,795
Keppel REIT	306,943	286,086
Manulife US REIT(c)	146,600	111,416
Mapletree Commercial Trust	312,376	514,209
Mapletree Industrial Trust	174,392	370,963
Mapletree Logistics Trust	291,741	436,383
NetLink NBN Trust(c)	447,979	326,623
Parkway Life REIT	32,310	101,272
SATS Ltd.(b)	111,402	339,967
Sembcorp Industries Ltd.	277,065	441,505
Sembcorp Marine Ltd.(b)	2,618,890	413,385
Singapore Exchange Ltd.	72,862	572,315
Singapore Press Holdings Ltd.	361,260	499,638
Singapore Technologies Engineering Ltd.	194,260	563,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Singapore-(continued)
Suntec REIT	470,798	$541,432
UOL Group Ltd.	55,369	320,461

		7,891,456

South Korea-9.66%
AK Holdings, Inc.	5,649	157,939
Amorepacific Group	7,200	475,750
Asiana Airlines, Inc.(b)	35,290	474,298
BGF retail Co. Ltd.	1,724	237,130
BNK Financial Group, Inc.	104,973	723,822
Celltrion Healthcare Co. Ltd.(b)	1,243	125,378
Celltrion, Inc.(b)	1,763	421,592
Cheil Worldwide, Inc.	17,139	338,204
Chong Kun Dang Pharmaceutical Corp.	598	74,726
CJ CGV Co. Ltd.(a)(b)	6,644	155,894
CJ ENM Co. Ltd.	2,505	324,286
CJ Logistics Corp.(b)	2,696	415,664
Com2uSCorp.	1,132	150,106
Daesang Corp.	9,478	220,260
Daesang Holdings Co. Ltd.	11,761	118,419
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	18,292	603,512
Daishin Securities Co. Ltd.	8,849	154,331
Daishin Securities Co. Ltd., Preference Shares	8,553	125,333
Daou Data Corp.	9,591	115,539
Daou Technology, Inc.	9,737	232,844
DB HiTek Co. Ltd.	3,233	160,727
DB Insurance Co. Ltd.	11,699	514,825
DGB Financial Group, Inc.	40,075	319,202
DL Holdings Co. Ltd.	5,945	505,594
Dongkuk Steel Mill Co. Ltd.	47,637	1,025,672
Doosan Bobcat, Inc.(b)	7,367	302,336
Doosan Co. Ltd.	9,000	511,350
Easy Holdings Co. Ltd.	29,361	130,526
Eugene Corp.	24,998	130,569
Fila Holdings Corp.	8,543	350,214
Green Cross Corp.	348	105,900
Green Cross Holdings Corp.	4,393	144,544
GS Global Corp.(b)	52,771	134,495
GS Home Shopping, Inc.	1,136	151,862
GS Retail Co. Ltd.	11,507	370,343
Halla Holdings Corp.	3,745	137,027
Handsome Co. Ltd.	3,535	138,082
Hanjin Kal Corp.(b)	2,151	107,323
Hanjin Transportation Co. Ltd.	6,164	218,332
Hankook & Co. Co. Ltd.	6,249	104,492
Hanmi Pharm Co. Ltd.	415	126,102
Hanon Systems	23,257	338,709
Hansol Chemical Co. Ltd.	485	107,913
Hansol Paper Co. Ltd.	9,238	129,557
Hansol Technics Co. Ltd.(b)	11,498	102,953
Hanssem Co. Ltd.	1,249	125,759
Hanwha Aerospace Co. Ltd.	10,542	365,821
Hanwha General Insurance Co. Ltd.(b)	49,540	212,661
Harim Holdings Co. Ltd.	26,556	225,130
HDC Holdings Co. Ltd.	22,858	249,674
HDC Hyundai Development Co.-Engineering & Construction, Class E	17,703	445,619
Hite Jinro Co. Ltd.	6,208	194,497

	Shares	Value
South Korea-(continued)
HMM Co. Ltd.(a)(b)	33,591	$1,183,771
Hotel Shilla Co. Ltd.	5,172	402,192
HS Industries Co. Ltd.	18,414	134,254
Huchems Fine Chemical Corp.	5,491	107,367
Hyosung Advanced Materials Corp.(b)	1,062	365,664
Hyosung Chemical Corp.(b)	883	321,495
Hyosung Corp..	3,434	306,864
Hyosung Heavy Industries Corp.(b)	4,970	313,208
Hyosung TNC Co. Ltd.	1,049	681,824
Hyundai Construction Equipment Co. Ltd.(b)	8,072	404,199
Hyundai Department Store Co. Ltd.	6,473	540,023
Hyundai Electric & Energy System Co. Ltd.(b) .	8,992	178,248
Hyundai Elevator Co. Ltd.	4,151	169,048
Hyundai Greenfood Co. Ltd.	26,407	230,989
Hyundai Home Shopping Network Corp.	2,318	164,209
Hyundai Marine & Fire Insurance Co. Ltd.	30,541	668,561
Hyundai Mipo Dockyard Co. Ltd.(b)	5,575	430,022
Hyundai Rotem Co. Ltd.(b)	8,532	154,556
Innocean Worldwide, Inc.	2,424	130,532
Interpark Corp.	42,469	175,626
IS Dongseo Co. Ltd.	3,131	188,026
JB Financial Group Co. Ltd.	25,464	167,112
Kakao Corp.	5,088	519,160
Kangwon Land, Inc.(b)	24,342	553,650
KCC Corp.	2,026	570,089
KEPCO Plant Service & Engineering Co. Ltd.	7,607	232,173
KIWOOM Securities Co. Ltd.	1,536	182,964
Kolmar Korea Co. Ltd.	2,110	106,036
Kolon Industries, Inc.	10,218	555,750
Korea Aerospace Industries Ltd.	9,261	271,415
Korea Electric Terminal Co. Ltd.	1,644	109,812
Korea Line Corp.(b)	42,762	135,896
Korea Line Corp., Rts., expiring 06/09/2021(b)(d)	10,863	10,205
Korea Petrochemical Ind Co. Ltd.	652	184,636
Korea Real Estate Investment & Trust Co. Ltd.	57,323	119,299
Korean Reinsurance Co.	25,137	207,225
Kumho Petrochemical Co. Ltd.	2,196	513,292
Kumho Tire Co., Inc.(b)	41,496	150,711
KUMHOE&C Co. Ltd.	16,254	146,854
LF Corp.	7,416	121,005
LG Hausys Ltd.	4,058	331,980
LG HelloVision Co. Ltd.	23,824	113,942
LG International Corp.	21,668	599,968
LIG Nex1 Co. Ltd.	3,232	115,060
Lotte Chilsung Beverage Co. Ltd.	1,261	158,709
Lotte Corp.	9,382	308,699
LOTTE Fine Chemical Co. Ltd.	4,817	294,472
Lotte Himart Co. Ltd.	7,828	272,697
LS Electric Co. Ltd.	4,148	212,183
Mando Corp.(b)	8,823	460,841
Meritz Financial Group, Inc.	9,611	154,661
Meritz Fire & Marine Insurance Co. Ltd.	25,663	460,266
Meritz Securities Co. Ltd.	111,426	483,829
NCSoft Corp.	668	498,440
Netmarble Corp.(c)	1,155	134,465
Nexen Tire Corp.	16,896	133,364
NH Investment & Securities Co. Ltd.	47,896	553,300
NHN Corp.(b)	2,524	165,642

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
NongShim Co. Ltd.	894	$229,056
OCI Co. Ltd.(b)	4,234	475,795
Orion Corp.	2,321	244,129
Orion Holdings Corp.	9,609	152,037
Ottogi Corp.	262	130,723
Pan Ocean Co. Ltd.	50,297	331,892
Paradise Co. Ltd.(b)	8,015	129,698
Partron Co. Ltd.	10,377	99,353
Poongsan Corp.	8,898	300,773
S&T Motiv Co. Ltd.	1,821	100,189
S-1 Corp.	3,596	263,473
Samsung Card Co. Ltd.	9,170	291,006
Samsung Engineering Co. Ltd.(b)	50,154	782,282
Samyang Corp.	1,999	105,490
Samyang Holdings Corp.	1,989	250,335
Seah Besteel Corp.	12,721	299,055
Sebang Global Battery Co. Ltd.	1,524	118,374
Seoul Semiconductor Co. Ltd.	7,726	130,578
Seoyon Co. Ltd.	20,733	356,935
Seoyon E-Hwa Co. Ltd.	17,640	139,870
SFA Engineering Corp.	4,013	151,162
SK Chemicals Co. Ltd.	543	130,094
SK Discovery Co. Ltd.	4,294	223,511
SK Gas Ltd.	1,666	150,522
SK Materials Co. Ltd.	382	115,560
SK Networks Co. Ltd.	66,634	317,490
SKC Co. Ltd.	2,136	259,235
SL Corp.	4,994	101,689
SSANGYONG C&E Co. Ltd.	20,552	143,375
Sungwoo Hitech Co. Ltd.	40,115	203,397
WONIK IPS Co. Ltd.	2,460	112,346
Wooree Bio Co. Ltd.(b)	22,863	119,006
Youngone Corp.	8,107	319,951
Yuhan Corp.	3,857	222,956

		38,894,654

Spain-1.84%
Almirall S.A.	10,202	160,392
Applus Services S.A.(b)	29,937	316,956
Atresmedia Corp de Medios de Comunicacion S.A.(a)(b)	35,371	170,319
Befesa S.A.(c)	3,506	245,635
Cellnex Telecom S.A.(c)	11,397	645,376
Cia de Distribucion Integral Logista Holdings S.A.	18,453	384,298
CIE Automotive S.A.	10,479	292,155
Construcciones y Auxiliar de Ferrocarriles S.A.	3,799	183,158
Duro Felguera S.A.(a)(b)	101,449	142,275
Ebro Foods S.A.(a)	11,845	242,689
EDP Renovaveis S.A.	11,403	272,068
Ence Energia y Celulosa S.A.(b)	34,370	151,100
Faes Farma S.A.	35,664	148,804
Fluidra S.A.	4,944	172,001
Gestamp Automocion S.A.(b)(c)	63,994	331,101
Grupo Catalana Occidente S.A.	4,911	205,733
Indra Sistemas S.A.(a)(b)	41,919	437,254
Liberbank S.A.	459,866	162,865
Mediaset Espana Comunicacion S.A.(b)	50,901	325,368
Melia Hotels International S.A.(b)	31,968	262,301

	Shares	Value
Spain-(continued)
Prosegur Cia de Seguridad S.A.(a)	45,622	$142,023
Sacyr S.A.	168,981	469,085
Siemens Gamesa Renewable Energy S.A., Class R(a)(b)	15,095	546,958
Tecnicas Reunidas S.A.(a)(b)	20,110	301,153
Unicaja Banco S.A.(c)	216,524	213,865
Viscofan S.A.	5,204	356,455
Zardoya Otis S.A.	19,249	122,116

		7,403,503

Sweden-4.63%
AAK AB	17,690	406,070
AddTech AB, Class B	10,727	187,753
AF Poyry AB, Class B(a)(b)	13,059	427,797
Ambea AB(b)(c)	11,928	112,146
Arjo AB, Class B	25,448	251,598
Atrium Ljungberg AB, Class B	8,797	184,039
Avanza Bank Holding AB	3,580	128,962
Axfood AB	21,389	536,259
Beijer Ref AB	11,674	181,549
Betsson AB(b)	29,526	269,569
Bilia AB, Class A(a)	22,043	385,555
Bonava AB, Class B	21,901	260,561
Bravida Holding AB(a)(c)	15,409	229,611
Bure Equity AB(a)	3,953	181,107
Byggmax Group AB(b)	16,481	144,427
Clas Ohlson AB, Class B(b)	16,032	171,871
Cloetta AB, Class B	57,302	179,582
Dios Fastigheter AB	16,854	160,552
Dustin Group AB(a)(c)	13,546	169,330
Electrolux Professional AB, Class B(a)(b)	28,521	180,454
Elekta AB, Class B(a)	28,112	376,677
EQT AB(a)	3,854	130,491
Evolution Gaming Group AB(c)	1,047	207,029
Fabege AB	39,460	589,164
Fastighets AB Balder, Class B(b)	10,362	597,646
Granges AB(a)(b)	18,558	249,320
Hexpol AB	37,799	465,126
Hufvudstaden AB, Class A	19,647	313,441
Indutrade AB(a)	14,615	382,324
Intrum AB(a)	15,608	538,064
Investment AB Latour, Class B(a)	6,165	188,834
Inwido AB(b)	9,329	163,505
JM AB	14,278	529,700
Klovern AB, Class B	116,792	226,519
Klovern AB, Preference Shares	2,675	101,391
Kungsleden AB	32,889	382,925
L E Lundbergforetagen AB, Class B(a)	8,888	508,531
Lifco AB, Class B	1,928	207,718
Lindab International AB	7,937	161,448
Loomis AB(a)	22,178	728,885
Mekonomen AB(b)	12,149	208,620
Modern Times Group MTG AB, Class B(b)	9,330	143,441
Mycronic AB(a)	4,839	142,839
NCC AB, Class A	770	14,479
NCC AB, Class B	18,711	353,829
Nibe Industrier AB, Class B	11,108	406,973
Nobia AB(a)	28,311	246,423
Nolato AB, Class B(b)	1,420	140,476
Nordic Entertainment Group AB, Class B(b)	5,785	268,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Sweden-(continued)
Nyfosa AB	17,750	$213,905
Pandox AB(b)	18,133	317,809
Peab AB, Class B(b)	27,021	390,819
Ratos AB, Class B	35,528	209,494
Resurs Holding AB, Class A(c)	35,322	182,881
Saab AB, Class B	21,769	646,190
Sagax AB, Class B(a)	8,180	216,695
Sagax AB, Class D	5,706	22,167
Samhallsbyggnadsbolaget i Norden AB(a)	70,632	269,639
Samhallsbyggnadsbolaget i Norden AB	3,799	13,541
SAS AB(a)(b)	1,820,558	420,920
Scandic Hotels Group AB(a)(b)(c)	64,034	289,737
Sweco AB, Class B(a)	17,408	310,866
Swedish Orphan Biovitrum AB, Class B(a)(b)	18,495	315,076
Thule Group AB(c)	7,449	338,633
VNV Global AB(b)	9,757	120,466
Wallenstam AB, Class B(a)	16,212	250,780
Wihlborgs Fastigheter AB(a)	18,344	375,308

		18,628,407

Switzerland-2.80%
Allreal Holding AG	1,250	253,276
ALSO Holding AG	791	239,802
Aryzta AG(a)(b)	418,350	470,618
Autoneum Holding AG(b)	618	119,528
Banque Cantonale Vaudoise	3,730	380,750
Belimo Holding AG	566	225,891
BKW AG	2,747	307,816
Bucher Industries AG	811	426,107
Burckhardt Compression Holding AG	280	100,696
Cembra Money Bank AG	4,558	496,005
Daetwyler Holding AG, BR	535	173,631
DKSH Holding AG	5,205	419,174
dormakaba Holding AG	584	384,189
Emmi AG	220	228,672
EMS-Chemie Holding AG	533	498,199
Flughafen Zurich AG(a)(b)	3,085	555,405
Forbo Holding AG	101	193,573
Galenica AG(c)	8,573	580,902
Implenia AG(b)	3,101	90,373
Inficon Holding AG	127	136,044
Komax Holding AG(a)(b)	474	113,816
Kongsberg Automotive ASA(a)(b)	585,995	193,399
Landis+Gyr Group AG	5,259	365,573
Mediclinic International PLC(b)	67,828	288,120
Mobimo Holding AG	461	146,582
OC Oerlikon Corp. AG	38,064	445,308
Schweiter Technologies AG, BR	70	113,744
SFS Group AG	1,972	254,270
Siegfried Holding AG(b)	217	199,738
Stadler Rail AG	6,056	303,580
Straumann Holding AG, Class R	277	396,191
Sulzer AG	4,317	492,262
Tecan Group AG, Class R	459	223,851
Temenos AG	1,888	277,595
u-blox Holding AG	1,656	113,662
Valora Holding AG(a)(b)	838	176,044
VAT Group AG(b)(c)	1,186	339,136
Vontobel Holding AG, Class R	2,555	192,315

	Shares	Value
Switzerland-(continued)
Wizz Air Holdings PLC(b)(c)	3,750	$254,463
Zehnder Group AG	1,478	119,271

		11,289,571

Taiwan-0.02%
FIT Hon Teng Ltd.(b)(c)	267,439	82,296

Turkey-0.07%
Eldorado Gold Corp.(b)	30,542	301,398

Ukraine-0.09%
Ferrexpo PLC	61,004	370,624

United Arab Emirates-0.05%
Borr Drilling Ltd.(a)(b)	77,924	76,206
Network International Holdings PLC(b)(c)	22,286	129,565

		205,771

United Kingdom-8.65%
888 Holdings PLC	37,105	219,161
Aggreko PLC	26,087	311,525
Ascential PLC(b)	37,902	183,041
Ashmore Group PLC	51,117	283,096
Assura PLC	262,052	270,123
Aston Martin Lagonda Global Holdings PLC(b)(c)	5,069	136,120
Auto Trader Group PLC(b)(c)	33,317	263,028
AVEVA Group PLC	4,101	197,596
Babcock International Group PLC(b)	138,160	551,105
Balfour Beatty PLC(b)	92,754	400,679
Beazley PLC(b)	105,233	493,633
Biffa PLC(b)(c)	33,266	127,352
Big Yellow Group PLC	17,821	295,102
Bodycote PLC	22,810	238,757
Brewin Dolphin Holdings PLC	33,880	159,489
Britvic PLC	45,395	554,666
Cairn Energy PLC	81,742	192,173
Capita PLC(b)	510,811	309,207
Capital & Counties Properties PLC(b)	143,893	362,195
Chemring Group PLC	27,088	98,637
Civitas Social Housing PLC(c)	72,656	114,881
Close Brothers Group PLC	18,447	405,588
Computacenter PLC	12,265	454,765
ConvaTec Group PLC(c)	193,237	583,787
Countryside Properties PLC(b)(c)	59,205	425,437
Cranswick PLC	7,707	398,019
Crest Nicholson Holdings PLC(b)	61,707	349,264
Dechra Pharmaceuticals PLC	4,110	229,555
Dialog Semiconductor PLC(b)	7,273	570,317
Diploma PLC	6,353	252,271
Dixons Carphone PLC(b)	234,873	452,995
Domino’s Pizza Group PLC(a)	52,513	278,177
Drax Group PLC	60,306	341,168
Dunelm Group PLC	13,306	271,553
Electrocomponents PLC	37,285	550,301
Elementis PLC(b)	91,195	188,891
Firstgroup PLC(b)	185,225	190,545
Forterra PLC(b)(c)	29,245	118,234
Frasers Group PLC(b)	23,214	165,687
Games Workshop Group PLC	1,439	216,172
Gamesys Group PLC	6,529	174,919
Genuit Group PLC	22,346	174,806
Genus PLC	2,670	187,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Go-Ahead Group PLC (The)(b)	7,769	$131,445
Grainger PLC	84,473	334,030
Great Portland Estates PLC	38,179	366,325
Greggs PLC(b)	11,277	368,481
Halfords Group PLC(b)	40,731	212,606
Halma PLC	17,963	643,654
Hammerson PLC	1,316,543	726,212
Harbour Energy PLC(b)	492,321	139,396
Hargreaves Lansdown PLC(a)	23,232	553,093
Hays PLC(b)	178,286	403,347
HomeServe PLC	27,520	416,845
Ibstock PLC(c)	88,624	270,932
IG Group Holdings PLC	54,050	685,489
Inchcape PLC(b)	50,527	546,716
Indivior PLC(b)	133,798	282,692
IP Group PLC(b)	117,178	208,315
J D Wetherspoon PLC(b)	13,106	242,430
JD Sports Fashion PLC(b)	31,617	402,033
John Laing Group PLC(c)	33,270	141,509
Jupiter Fund Management PLC	90,545	323,941
Just Group PLC(b)	106,376	160,686
Lancashire Holdings Ltd.	31,909	314,117
LondonMetric Property PLC	92,140	287,549
Man Group PLC	239,377	557,299
Marshalls PLC(b)	17,377	174,911
Marston’s PLC(b)	238,240	319,960
Metro Bank PLC(b)	69,831	111,671
Mitchells & Butlers PLC(b)	57,932	252,982
Moneysupermarket.com Group PLC	75,793	286,694
Ninety One PLC	37,056	125,392
Ocado Group PLC(a)(b)	8,700	252,596
OSB Group PLC	35,853	237,876
PageGroup PLC(b)	31,130	241,582
Paragon Banking Group PLC	28,974	188,706
Petrofac Ltd.(b)	114,475	208,581
Pets at Home Group PLC	73,356	451,152
Playtech PLC(b)	73,395	472,936
Premier Foods PLC(b)	155,907	210,465
Primary Health Properties PLC	128,843	269,725
Provident Financial PLC(b)	41,388	140,280
PZ Cussons PLC	29,622	108,275
QinetiQ Group PLC	77,460	356,061
Reach PLC(b)	47,437	144,494
Redde Northgate PLC	32,073	161,640
Redrow PLC	67,915	649,948
Renishaw PLC	2,102	182,332
Restaurant Group PLC (The)(b)	108,764	180,707
Rightmove PLC(a)	28,563	242,818
Rotork PLC	77,646	370,462
Safestore Holdings PLC	22,673	267,302
Saga PLC(b)	57,432	302,167
Savills PLC	12,126	200,629
Senior PLC(b)	71,115	106,536

	Shares	Value
United Kingdom-(continued)
Serco Group PLC(b)	208,435	$404,313
Shaftesbury PLC(a)(b)	38,567	335,606
Softcat PLC	7,782	206,549
Spirax-Sarco Engineering PLC	3,875	633,891
Spirent Communications PLC	52,922	186,407
SSP Group PLC(b)	116,736	517,206
Stagecoach Group PLC(b)	80,910	100,934
Superdry PLC(a)(b)	38,474	149,687
Synthomer PLC	47,324	333,182
THG PLC(b)	14,588	125,227
TP Icap Group PLC	88,418	291,052
Trainline PLC(b)(c)	17,823	112,921
Tritax Big Box REIT PLC	184,728	486,722
Ultra Electronics Holdings PLC	11,301	316,379
UNITE Group PLC (The)	36,521	589,085
Vesuvius PLC	18,073	134,624
Victrex PLC	12,455	404,903
Watches of Switzerland Group PLC(b)(c)	16,160	164,004
WH Smith PLC(b)	17,423	436,506
Workspace Group PLC	17,826	202,384

		34,811,601

United States-0.62%
Avast PLC(c)	31,961	211,390
Diversified Gas & Oil PLC(c)	80,683	136,286
Primo Water Corp.	30,384	507,306
Reliance Worldwide Corp. Ltd.	77,565	295,381
Rhi Magnesita N.V	4,092	257,218
Samsonite International S.A.(b)(c)	272,700	506,297
Sims Ltd.	48,301	589,127

		2,503,005

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $336,002,123)		401,252,947

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.74%
Invesco Private Government Fund, 0.01%(f)(g)(h)	14,101,644	14,101,644
Invesco Private Prime Fund, 0.11%(f)(g)(h)	21,082,925	21,091,358

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,193,002)		35,193,002

TOTAL INVESTMENTS IN SECURITIES-108.40% (Cost $371,195,125)		436,445,949

OTHER ASSETS LESS LIABILITIES-(8.40)%		(33,825,771)

NET ASSETS-100.00%		$402,620,178

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Rts.-Rights

Wts.-Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $20,114,896, which represented 5.00% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Restricted security. The value of this security at April 30, 2021 represented less than 1% of the Fund’s Net Assets.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Invesco Office J-Reit, Inc.	$-	$107,935	$-	$15,023	$-	$122,958	$2,458
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,148,562	(3,148,562)	-	-	-	23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,949,871	29,282,331	(21,130,558)	-	-	14,101,644	1,056	*
Invesco Private Prime Fund	9,237,533	40,157,986	(28,305,732)	(319)	1,890	21,091,358	9,920	*

Total	$15,187,404	$72,696,814	$(52,584,852)	$14,704	$1,890	$35,315,960	$13,457

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Industrials	22.02

Consumer Discretionary	14.55

Materials	10.69

Real Estate	10.48

Financials	10.03

Consumer Staples	7.51

Information Technology	7.35

Health Care	5.65

Communication Services	5.48

Energy	3.41

Utilities	2.49

Money Market Funds Plus Other Assets Less Liabilities	0.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Brazil-14.57%
Ambev S.A.	2,093,550	$5,765,197
B3 S.A. - Brasil, Bolsa, Balcao	344,385	3,269,126
Banco Bradesco S.A.	1,376,992	5,246,288
Banco Bradesco S.A., Preference Shares	4,777,679	21,003,206
Banco BTG Pactual S.A.	55,000	1,092,346
Banco do Brasil S.A.	1,734,458	9,475,938
Banco Santander Brasil S.A.	370,100	2,628,442
Braskem S.A., Class A, Preference Shares(a)	285,309	2,760,928
BRF S.A.(a)	644,800	2,470,926
CCR S.A.	976,400	2,166,878
Centrais Eletricas Brasileiras S.A.	403,110	2,733,591
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	273,300	1,862,888
Cia Brasileira de Distribuicao	133,279	1,000,591
Cia de Saneamento Basico do Estado de Sao Paulo	293,292	2,312,710
Cia Energetica de Minas Gerais	205,605	640,094
Cia Energetica de Minas Gerais, Preference Shares	1,086,480	2,771,648
Cia Paranaense de Energia	202,100	204,885
Cia Paranaense de Energia, Class B, Preference Shares	970,480	1,119,802
Cia Siderurgica Nacional S.A.	223,382	2,025,374
Cielo S.A.	2,906,322	1,848,175
Cogna Educacao(a)	3,133,800	2,235,437
Cosan S.A.	179,000	2,971,428
Embraer S.A.(a)	847,567	2,405,886
Energisa S.A.	130,600	1,060,640
Equatorial Energia S.A.	391,900	1,812,409
Gerdau S.A., Preference Shares	643,517	3,940,396
IRB Brasil Resseguros S.A.	1,964,300	2,204,984
Itau Unibanco Holding S.A.	514,300	2,318,746
Itau Unibanco Holding S.A., Preference Shares	5,515,975	27,990,377
Itausa S.A., Preference Shares	1,552,500	2,878,789
Lojas Americanas S.A.	54,410	199,076
Lojas Americanas S.A., Preference Shares	173,820	668,335
Lojas Renner S.A.	209,546	1,560,418
Marfrig Global Foods S.A.	461,000	1,647,627
Metalurgica Gerdau S.A., Preference Shares	1,046,700	2,866,958
Petrobras Distribuidora S.A.	860,600	3,570,731
Petroleo Brasileiro S.A.	4,114,362	17,518,412
Petroleo Brasileiro S.A., Preference Shares	4,983,047	21,694,774
Raia Drogasil S.A.	239,000	1,158,601
Rumo S.A.(a)	345,100	1,272,199
Sul America S.A.	201,755	1,216,424
Suzano S.A.(a)	129,368	1,637,473
Telefonica Brasil S.A.	420,143	3,345,501
TIM S.A.	592,266	1,330,763

	Shares	Value
Brazil-(continued)
Ultrapar Participacoes S.A.	807,992	$3,143,949
Vale S.A.	1,075,838	21,618,886

		206,668,252

Canada-0.07%
Canadian Solar, Inc.(a)(b)	24,236	999,493

Chile-0.54%
Banco de Chile	10,834,221	1,154,392
Banco Santander Chile	31,353,550	1,712,073
Cencosud S.A.	563,834	1,164,827
Enel Americas S.A.	10,036,762	1,421,728
Falabella S.A.	267,892	1,204,026
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	17,741	930,228

		7,587,274

China-33.11%
Agricultural Bank of China Ltd., A Shares	8,949,300	4,425,212
Agricultural Bank of China Ltd., H Shares	28,467,842	11,069,209
Air China Ltd., A Shares	268,200	339,006
Air China Ltd., H Shares	1,131,752	897,609
Alibaba Group Holding Ltd.(a)	1,072,400	31,066,649
Aluminum Corp. of China Ltd., A Shares(a)	869,600	596,620
Aluminum Corp. of China Ltd., H Shares(a)	3,087,353	1,609,891
Anhui Conch Cement Co. Ltd., A Shares	99,200	751,569
Anhui Conch Cement Co. Ltd., H Shares	402,657	2,408,109
ANTA Sports Products Ltd.	66,241	1,189,751
Baidu, Inc., ADR(a)	31,332	6,590,060
Bank of Beijing Co. Ltd., A Shares	1,550,800	1,140,664
Bank of China Ltd., A Shares	2,695,200	1,353,535
Bank of China Ltd., H Shares	37,881,145	15,070,812
Bank of Communications Co. Ltd., A Shares	3,737,093	2,777,628
Bank of Communications Co. Ltd., H Shares	9,513,556	6,087,715
Baoshan Iron & Steel Co. Ltd., A Shares .	996,300	1,328,605
Brilliance China Automotive Holdings Ltd.(c)	1,102,000	1,035,761
BYD Co. Ltd., A Shares	8,500	208,274
BYD Co. Ltd., H Shares(b)	50,535	1,042,992
CGN Power Co. Ltd., A Shares	235,800	98,743
CGN Power Co. Ltd., H Shares(d)	4,845,000	1,116,611
China CITIC Bank Corp. Ltd., A Shares	606,301	485,303
China CITIC Bank Corp. Ltd., H Shares	7,924,206	4,152,458
China Conch Venture Holdings Ltd.	313,361	1,482,714
China Construction Bank Corp., A Shares	379,300	394,451
China Construction Bank Corp., H Shares	53,060,624	42,014,824
China Everbright Bank Co. Ltd., A Shares	2,710,200	1,583,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
China-(continued)
China Everbright Bank Co. Ltd., H Shares	2,992,116	$1,252,036
China Evergrande Group	1,603,399	2,716,768
China Gas Holdings Ltd.	547,269	1,976,463
China Hongqiao Group Ltd.	1,279,000	2,025,493
China Jinmao Holdings Group Ltd.	3,185,596	1,209,951
China Life Insurance Co. Ltd.	1,469,000	1,393,638
China Life Insurance Co. Ltd., A Shares	113,600	580,507
China Life Insurance Co. Ltd., H Shares	2,181,990	4,444,412
China Longyuan Power Group Corp. Ltd., H Shares	1,149,461	1,693,072
China Mengniu Dairy Co. Ltd.(a)	376,000	2,013,892
China Merchants Bank Co. Ltd., A Shares	436,900	3,557,851
China Merchants Bank Co. Ltd., H Shares	1,134,718	9,153,013
China Merchants Port Holdings Co. Ltd.	786,072	1,261,059
China Minsheng Banking Corp. Ltd., A Shares	3,394,545	2,465,327
China Minsheng Banking Corp. Ltd., H Shares	8,241,900	4,234,044
China National Building Material Co. Ltd., H Shares	3,048,153	4,419,063
China Overseas Land & Investment Ltd.	3,582,683	9,068,741
China Pacific Insurance (Group) Co. Ltd., A Shares	185,700	943,780
China Pacific Insurance (Group) Co. Ltd., H Shares	983,386	3,557,832
China Petroleum & Chemical Corp., A Shares	2,239,400	1,481,053
China Petroleum & Chemical Corp., H Shares	23,451,604	11,685,266
China Railway Group Ltd., A Shares	2,034,100	1,694,167
China Railway Group Ltd., H Shares	5,279,066	2,732,362
China Resources Cement Holdings Ltd.	1,018,000	1,110,162
China Resources Gas Group Ltd.	242,000	1,313,312
China Resources Land Ltd.	1,221,660	5,733,278
China Shenhua Energy Co. Ltd., A Shares	412,400	1,224,168
China Shenhua Energy Co. Ltd., H Shares	2,802,784	5,846,012
China Southern Airlines Co. Ltd., A Shares(a)	526,501	516,616
China Southern Airlines Co. Ltd., H Shares(a)(b)	957,952	651,228
China State Construction Engineering Corp. Ltd., A Shares	4,441,037	3,390,052
China State Construction International Holdings Ltd.	1,584,000	1,113,532
China Taiping Insurance Holdings Co. Ltd.	1,395,792	2,595,034
China Tower Corp. Ltd., H Shares(d)	19,048,066	2,746,781
China Vanke Co. Ltd., A Shares	380,000	1,654,114
China Vanke Co. Ltd., H Shares	1,027,492	3,598,342
Chongqing Rural Commercial Bank Co. Ltd., A Shares	359,700	230,666
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,441,000	1,037,139
CITIC Ltd.	2,406,011	2,533,996
CITIC Securities Co. Ltd., A Shares	183,600	676,638

	Shares	Value
China-(continued)
CITIC Securities Co. Ltd., H Shares	533,573	$1,287,415
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	170,300	481,045
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	573,500	1,026,368
Country Garden Holdings Co. Ltd.	2,778,548	3,309,137
CSPC Pharmaceutical Group Ltd.	1,304,470	1,615,713
Dongfeng Motor Group Co. Ltd., H Shares	2,809,424	2,441,609
ENN Energy Holdings Ltd.	149,424	2,547,202
Fosun International Ltd.	874,170	1,258,325
GCL-Poly Energy Holdings Ltd.(a)(c)	4,623,791	1,119,804
Geely Automobile Holdings Ltd.(b)	885,080	2,296,216
GF Securities Co. Ltd., A Shares	166,800	382,752
GF Securities Co. Ltd., H Shares	617,585	895,345
GOME Retail Holdings Ltd.(a)	4,383,000	722,331
Great Wall Motor Co. Ltd., A Shares	36,300	187,516
Great Wall Motor Co. Ltd., H Shares	439,880	1,088,536
Guangdong Investment Ltd.	1,036,499	1,596,082
Guangzhou Automobile Group Co. Ltd., A Shares	87,800	151,410
Guangzhou Automobile Group Co. Ltd., H Shares	1,183,502	1,010,270
Guotai Junan Securities Co. Ltd., A Shares	217,600	556,819
Guotai Junan Securities Co. Ltd., H Shares(d)	318,000	452,832
Haier Smart Home Co. Ltd., A Shares	75,800	388,048
Haier Smart Home Co. Ltd., H Shares(a)	307,400	1,329,836
Haitong Securities Co. Ltd., A Shares	276,700	473,317
Haitong Securities Co. Ltd., H Shares	1,333,221	1,193,004
Hengan International Group Co. Ltd.	300,088	1,945,374
Huaneng Power International, Inc., A Shares	795,600	518,803
Huaneng Power International, Inc., H Shares	6,878,542	2,479,759
Huatai Securities Co. Ltd., A Shares	192,400	473,307
Huatai Securities Co. Ltd., H Shares(d)	606,245	866,416
Huaxia Bank Co. Ltd., A Shares	1,242,400	1,197,957
Industrial & Commercial Bank of China Ltd., A Shares	4,210,712	3,337,859
Industrial & Commercial Bank of China Ltd., H Shares	61,977,615	40,377,596
Industrial Bank Co. Ltd., A Shares	826,400	2,776,163
JD.com, Inc., ADR(a)	87,776	6,790,351
Jiangxi Copper Co. Ltd., A Shares	83,400	342,286
Jiangxi Copper Co. Ltd., H Shares	629,490	1,539,918
JOYY, Inc., ADR(b)	11,550	1,097,943
Kunlun Energy Co. Ltd.	2,271,803	2,439,449
Kweichow Moutai Co. Ltd., A Shares	3,900	1,209,371
Longfor Group Holdings Ltd.(d)	658,801	4,109,634
Meituan, B Shares(a)(d)	58,485	2,243,964
Metallurgical Corp. of China Ltd., A Shares	1,115,000	530,665
Metallurgical Corp. of China Ltd., H Shares	2,467,531	581,392
NetEase, Inc., ADR	33,380	3,740,563
New China Life Insurance Co. Ltd., A Shares	64,700	485,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
China-(continued)
New China Life Insurance Co. Ltd., H Shares	382,476	$1,474,878
New Oriental Education & Technology Group, Inc., ADR(a)	63,743	972,718
People’s Insurance Co. Group of China Ltd. (The), H Shares	4,854,062	1,662,425
PetroChina Co. Ltd., H Shares	22,942,411	8,359,505
PICC Property & Casualty Co. Ltd., H Shares	4,112,528	4,040,066
Ping An Bank Co. Ltd., A Shares	514,100	1,850,172
Ping An Insurance (Group) Co. of China Ltd., A Shares	277,100	3,104,342
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,188,547	23,937,255
Poly Developments and Holdings Group Co. Ltd., A Shares	515,500	1,115,197
Postal Savings Bank of China Co. Ltd., H Shares(d)	5,358,696	3,491,120
SAIC Motor Corp. Ltd., A Shares	706,656	2,190,453
Seazen Group Ltd.(a)	1,332,000	1,423,434
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	115,200	398,389
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	740,943	1,686,639
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,933,952	3,003,356
Shenzhou International Group Holdings Ltd.	69,857	1,536,218
Shimao Group Holdings Ltd.	666,685	1,931,338
Sino Biopharmaceutical Ltd.	1,373,892	1,480,584
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	421,800	239,204
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,567,150	886,408
Sinopharm Group Co. Ltd., H Shares	1,169,384	3,628,518
Sunac China Holdings Ltd.	1,181,870	4,603,097
Sunny Optical Technology Group Co. Ltd.	37,800	921,779
Tencent Holdings Ltd.	241,874	19,401,366
Trip.com Group Ltd., ADR(a)	104,744	4,093,395
Vipshop Holdings Ltd., ADR(a)	63,576	1,956,234
Weichai Power Co. Ltd., A Shares	121,300	339,449
Weichai Power Co. Ltd., H Shares	607,746	1,410,042
Yangzijiang Shipbuilding Holdings Ltd.	1,530,325	1,644,892
Yanzhou Coal Mining Co. Ltd., A Shares	100,600	201,931
Yanzhou Coal Mining Co. Ltd., H Shares	2,042,173	2,437,403
Zhongsheng Group Holdings Ltd.	164,000	1,242,640
Zijin Mining Group Co. Ltd., A Shares	163,400	278,498
Zijin Mining Group Co. Ltd., H Shares	612,072	862,134
ZTO Express Cayman, Inc., ADR	37,800	1,215,648

		469,765,077

Hong Kong-0.07%
Nine Dragons Paper Holdings Ltd.	690,571	949,587

India-9.48%
Axis Bank Ltd.(a)	479,672	4,629,485
Bank of Baroda(a)	883,956	796,572
Bharat Petroleum Corp. Ltd.	777,624	4,428,119
Bharti Airtel Ltd.	365,376	2,647,617
Coal India Ltd.	1,534,168	2,755,693

	Shares	Value
India-(continued)
GAIL (India) Ltd.	843,539	$1,562,436
Grasim Industries Ltd.	148,576	2,811,656
HCL Technologies Ltd.	195,040	2,367,022
Hero MotoCorp Ltd.	36,089	1,373,523
Hindalco Industries Ltd.	726,479	3,573,917
Hindustan Petroleum Corp. Ltd.	697,592	2,209,862
Hindustan Unilever Ltd.	64,899	2,062,250
Housing Development Finance Corp. Ltd.	251,464	8,215,843
ICICI Bank Ltd.(a)	273,333	2,215,889
Indiabulls Housing Finance Ltd.(a)	611,729	1,495,205
Indian Oil Corp. Ltd.	2,519,098	3,089,676
Infosys Ltd.	559,752	10,234,569
ITC Ltd.	889,810	2,433,771
Jindal Steel & Power Ltd.(a)	276,430	1,647,627
JSW Steel Ltd.	349,746	3,389,452
Larsen & Toubro Ltd.	145,775	2,638,011
Mahindra & Mahindra Ltd.	257,217	2,613,232
Maruti Suzuki India Ltd.	24,923	2,172,117
NTPC Ltd.	2,646,551	3,660,456
Oil & Natural Gas Corp. Ltd.	2,741,173	4,002,266
Power Grid Corp. of India Ltd.	815,279	2,421,980
REC Ltd.	656,135	1,134,711
Reliance Industries Ltd.	596,610	16,064,513
Reliance Industries Ltd., Rts., expiring 11/29/2021	30,206	437,987
Shriram Transport Finance Co. Ltd.	67,011	1,216,823
State Bank of India(a)	878,324	4,191,671
Sun Pharmaceutical Industries Ltd.	181,099	1,600,057
Tata Consultancy Services Ltd.	131,467	5,387,800
Tata Motors Ltd.(a)	1,229,393	4,877,075
Tata Motors Ltd., Class A(a)	347,512	600,044
Tata Power Co. Ltd. (The)	965,671	1,288,691
Tata Steel Ltd.	402,023	5,611,958
Tech Mahindra Ltd.	113,144	1,466,988
UltraTech Cement Ltd.	13,681	1,159,706
UPL Ltd.	169,803	1,391,251
Vedanta Ltd.	1,508,837	5,240,114
Wipro Ltd.	195,891	1,303,119
Yes Bank Ltd.(a)	409,658	80,469

		134,501,223

Indonesia-1.49%
PT Adaro Energy Tbk	13,920,261	1,199,773
PT Astra International Tbk	5,626,112	2,142,168
PT Bank Central Asia Tbk	1,340,657	2,972,277
PT Bank Mandiri (Persero) Tbk	6,169,286	2,637,268
PT Bank Negara Indonesia (Persero) Tbk	4,801,841	1,894,808
PT Bank Rakyat Indonesia (Persero) Tbk	15,011,684	4,208,883
PT Indah Kiat Pulp & Paper Corp. Tbk	1,046,077	659,003
PT Perusahaan Gas Negara Tbk	10,858,329	920,835
PT Telkom Indonesia (Persero) Tbk	20,611,144	4,565,986

		21,201,001

Malaysia-0.58%
CIMB Group Holdings Bhd.	1,484,700	1,500,502
Genting Bhd	939,900	1,142,638
Malayan Banking Bhd	603,200	1,211,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Malaysia-(continued)
Public Bank Bhd.	2,991,700	$3,030,845
Tenaga Nasional Bhd.	539,100	1,310,770

		8,196,633

Mexico-2.67%
America Movil S.A.B. de C.V., Series L	10,057,160	7,053,896
Cemex S.A.B. de C.V., Series CPO(a)(e)	10,087,885	8,045,506
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	845,172	6,572,606
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)	107,965	1,114,408
Grupo Financiero Banorte S.A.B. de
C.V., Class O	741,527	4,236,090
Grupo Mexico S.A.B. de C.V., Class B	653,985	2,968,371
Grupo Televisa S.A.B., Series CPO(a)(g)	826,634	2,059,363
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,783,866	5,863,251

		37,913,491

Romania-0.09%
NEPI Rockcastle PLC	183,609	1,236,505

Russia-8.99%
Aeroflot PJSC(a)	1,582,888	1,352,733
Alrosa PJSC	1,857,033	2,688,479
Gazprom PJSC	9,069,549	27,797,116
Inter RAO UES PJSC	27,322,905	1,785,649
Lukoil PJSC	245,712	18,970,974
Magnit PJSC	51,911	3,536,043
MMC Norilsk Nickel PJSC	18,753	6,409,510
Mobile TeleSystems PJSC	865,526	3,692,043
Moscow Exchange MICEX-RTS PJSC	517,302	1,219,317
Novatek PJSC	277,629	5,021,830
Novolipetsk Steel PJSC	747,253	2,643,982
Rosneft Oil Co. PJSC	982,701	6,879,120
Sberbank of Russia PJSC	7,498,534	29,735,949
Severstal PAO	138,334	3,269,106
Sistema PJSFC	3,202,301	1,444,690
Surgutneftegas PJSC	3,282,484	1,489,171
Surgutneftegas PJSC, Preference Shares	3,574,590	2,039,970
Tatneft PJSC	701,327	4,738,024
Tatneft PJSC, Preference Shares	69,620	433,524
VTB Bank PJSC	3,531,664,642	2,418,850

		127,566,080

Saudi Arabia-2.03%
Al Rajhi Bank	273,022	7,200,308
Alinma Bank	351,761	1,861,000
Etihad Etisalat Co.(a)	186,591	1,539,957
Saudi Arabian Oil Co.(d)	309,780	2,924,245
Saudi Basic Industries Corp.	148,618	4,914,171
Saudi Electricity Co.	405,991	2,814,796
Saudi Kayan Petrochemical Co.(a)	342,607	1,662,742
Saudi National Bank	259,139	3,924,987
Saudi Telecom Co.	59,145	2,002,991

		28,845,197

South Africa-3.53%
Absa Group Ltd.	283,118	2,389,647
Aspen Pharmacare Holdings Ltd.(a)	125,764	1,400,027
Bid Corp. Ltd.(a)	82,657	1,629,039

	Shares	Value
South Africa-(continued)
Bidvest Group Ltd. (The)	111,301	$1,284,977
Capitec Bank Holdings Ltd.(a)	14,920	1,528,664
Discovery Ltd.(a)	133,789	1,217,312
FirstRand Ltd.	1,360,600	4,786,836
Gold Fields Ltd.	274,465	2,595,664
Impala Platinum Holdings Ltd.	80,033	1,497,940
Mr Price Group Ltd.	97,106	1,217,280
MTN Group	482,764	3,048,826
MultiChoice Group	143,878	1,237,604
Naspers Ltd., Class N	30,274	6,908,106
Nedbank Group Ltd.(a)	167,009	1,702,151
Old Mutual Ltd.	1,580,791	1,378,391
Sanlam Ltd.	588,293	2,271,664
Sasol Ltd.(a)	309,106	5,198,819
Shoprite Holdings Ltd.	171,538	1,709,645
Sibanye Stillwater Ltd.	393,827	1,838,357
Standard Bank Group Ltd.	351,604	2,860,092
Vodacom Group Ltd.	149,152	1,292,633
Woolworths Holdings Ltd.(a)	339,041	1,148,872

		50,142,546

Taiwan-15.83%
Acer, Inc.	1,995,000	2,449,737
ASE Technology Holding Co. Ltd.	1,307,000	5,521,283
Asustek Computer, Inc.	358,738	4,828,894
AU Optronics Corp.(a)	7,507,000	8,909,070
Catcher Technology Co. Ltd.	407,000	2,877,690
Cathay Financial Holding Co. Ltd.	2,214,440	4,146,179
Chailease Holding Co. Ltd.	268,418	1,941,089
China Development Financial Holding Corp.	5,116,000	2,390,141
China Steel Corp.	3,643,360	5,125,982
Chunghwa Telecom Co. Ltd.	945,000	3,856,729
Compal Electronics, Inc.	2,060,000	1,843,697
CTBC Financial Holding Co. Ltd.	2,759,838	2,252,687
Delta Electronics, Inc.	390,506	4,228,979
E.Sun Financial Holding Co. Ltd.	2,323,318	2,241,557
Eva Airways Corp.	2,098,000	1,419,547
First Financial Holding Co. Ltd.	1,530,192	1,254,480
Formosa Chemicals & Fibre Corp.	653,920	2,127,997
Formosa Petrochemical Corp.	372,000	1,378,370
Formosa Plastics Corp.	913,280	3,465,710
Foxconn Technology Co. Ltd.	745,000	1,840,296
Fubon Financial Holding Co. Ltd.	2,128,928	4,893,036
Hon Hai Precision Industry Co. Ltd.	10,346,064	42,965,074
Innolux Corp.	7,409,490	7,984,307
Largan Precision Co. Ltd.	20,000	2,226,757
Lite-On Technology Corp.	744,313	1,702,703
MediaTek, Inc.	176,091	7,470,298
Mega Financial Holding Co. Ltd.	1,984,080	2,319,128
Micro-Star International Co. Ltd.	232,000	1,532,381
Nan Ya Plastics Corp.	686,940	2,169,051
Novatek Microelectronics Corp.	75,000	1,675,438
Pegatron Corp.	1,894,106	4,990,735
Powertech Technology, Inc.	407,200	1,625,418
President Chain Store Corp.	135,000	1,309,741
Quanta Computer, Inc.	825,000	2,906,240
Shin Kong Financial Holding Co. Ltd.	4,503,998	1,628,553
Taiwan Cement Corp.	1,715,821	3,200,311
Taiwan Mobile Co. Ltd.(a)	347,400	1,243,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Taiwan-(continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,000	$51,874,127
Uni-President Enterprises Corp.	1,008,941	2,712,615
United Microelectronics Corp.	2,343,000	4,755,955
Walsin Technology Corp.(a)	109,000	946,282
Winbond Electronics Corp.	940,000	1,201,375
Wistron Corp.	1,510,875	1,768,719
Yageo Corp.	87,000	1,691,225
Yuanta Financial Holding Co. Ltd.	2,896,257	2,695,832
Zhen Ding Technology Holding Ltd.	282,000	1,070,132

		224,659,237

Tanzania-0.20%
AngloGold Ashanti Ltd.	138,318	2,862,179
Thailand-4.59%
Advanced Info Service PCL, NVDR	473,896	2,602,528
Airports of Thailand PCL, NVDR	563,195	1,121,416
Bangchak Corp. PCL, NVDR	1,297,989	1,073,407
Bangkok Bank PCL, Foreign Shares	281,991	1,100,342
Bangkok Bank PCL, NVDR	234,984	916,919
Bangkok Dusit Medical Services PCL, NVDR	1,891,640	1,318,301
Banpu PCL, NVDR	4,097,773	1,618,711
Charoen Pokphand Foods PCL, NVDR	2,625,302	2,445,082
CP ALL PCL, NVDR(a)	1,643,373	3,298,621
Indorama Ventures PCL, NVDR	991,099	1,527,828
IRPC PCL, NVDR	12,109,657	1,610,084
Kasikornbank PCL, Foreign Shares	414,424	1,756,852
Kasikornbank PCL, NVDR	212,316	900,063
Krung Thai Bank PCL, NVDR	7,399,135	2,685,194
Land & Houses PCL, NVDR	4,065,232	1,129,322
Minor International PCL, NVDR(a)	1,195,925	1,152,236
PTT Exploration & Production PCL, NVDR	764,237	2,920,729
PTT Global Chemical PCL, NVDR	1,605,887	3,494,142
PTT PCL, NVDR	11,731,754	15,070,900
Siam Cement PCL (The), NVDR	522,915	7,758,707
Siam Commercial Bank PCL (The), NVDR	1,867,867	6,298,708
Thai Oil PCL, NVDR	1,070,475	2,036,954
TMB Bank PCL, NVDR	33,770,944	1,268,952

		65,105,998

Turkey-1.51%
Akbank T.A.S.	3,653,275	2,150,022
BIM Birlesik Magazalar A.S.	150,901	1,182,895

	Shares	Value
Turkey-(continued)
Eregli Demir ve Celik Fabrikalari TAS	1,016,865	$2,334,914
Haci Omer Sabanci Holding A.S.	1,385,599	1,351,845
Is Yatirim Menkul Degerler A.S.	374,556	693,823
KOC Holding A.S.	872,613	1,926,862
Tupras-Turkiye Petrol Rafinerileri A.S.(a)	221,121	2,340,011
Turk Hava Yollari AO(a)	1,510,295	2,227,558
Turkcell Iletisim Hizmetleri A.S.	1,041,385	1,863,742
Turkiye Garanti Bankasi A.S.	2,678,270	2,328,790
Turkiye Halk Bankasi A.S.(a)	1,356,765	701,944
Turkiye Is Bankasi A.S., Class C	2,717,345	1,595,932
Yapi ve Kredi Bankasi A.S.	2,959,366	749,478

		21,447,816

United States-0.42%
JBS S.A.	1,083,282	6,014,184

Total Common Stocks & Other Equity Interests (Cost $1,248,278,253)		1,415,661,773

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(h)(i) (Cost $1,942,573)	1,942,573	1,942,573

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $1,250,220,826)		1,417,604,346

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.24%
Invesco Private Government Fund, 0.01%(h)(i)(j)	1,400,478	1,400,478
Invesco Private Prime Fund, 0.11%(h)(i)(j)	2,099,877	2,100,717

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,501,195)		3,501,195

TOTAL INVESTMENTS IN SECURITIES-100.15% (Cost $1,253,722,021)		1,421,105,541
OTHER ASSETS LESS LIABILITIES-(0.15)%		(2,167,589)

NET ASSETS-100.00%		$1,418,937,952

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $17,951,603, which represented 1.27% of the Fund’s Net Assets.

(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,309,256	$128,292,433	$(127,659,116)	$-	$-	$1,942,573	$451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	740,440	13,592,744	(12,932,706)	-	-	1,400,478	199	*
Invesco Private Prime Fund	1,110,660	16,325,799	(15,336,135)	-	393	2,100,717	1,866	*

Total	$3,160,356	$158,210,976	$(155,927,957)	$-	$393	$5,443,768	$2,516

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Financials	32.88
Energy	14.74
Information Technology	13.85
Materials	11.16
Consumer Discretionary	7.05
Communication Services	5.53
Consumer Staples	4.17
Utilities	3.35
Industrials	3.10
Real Estate	3.02
Health Care	0.92
Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Australia-0.78%
Piedmont Lithium Ltd., ADR(a)(b)	46,856	$3,312,719

Austria-0.87%
Verbund AG(b)	44,989	3,698,978

Canada-7.04%
Ballard Power Systems, Inc.(a)	139,305	3,039,300
Boralex, Inc., Class A	110,952	3,553,494
Canadian Solar, Inc.(a)(b)	84,445	3,482,512
Greenlane Renewables, Inc.	2,442,787	3,494,802
GreenPower Motor Co., Inc.(a)	131,959	2,406,932
Innergex Renewable Energy, Inc.	198,415	3,387,023
Lithium Americas Corp.(a)	220,959	3,128,779
TransAlta Renewables, Inc.(b)	222,624	3,523,402
Xebec Adsorption, Inc.(b)	1,101,058	3,875,452

		29,891,696

Chile-0.96%
Sociedad Quimica y Minera de Chile S.A., ADR(b)	76,923	4,056,919

China-8.22%
BYD Co. Ltd., H Shares	145,811	3,009,393
Daqo New Energy Corp., ADR(a)	41,882	3,371,082
Flat Glass Group Co. Ltd., H Shares(b)	1,117,255	3,452,380
Ganfeng Lithium Co. Ltd., H Shares(c)	280,214	3,773,780
JinkoSolar Holding Co. Ltd., ADR(a)(b)	78,193	2,890,013
NIO, Inc., ADR(a)	82,202	3,274,928
ReneSola Ltd., ADR(a)	260,755	2,511,071
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	1,829,587	3,015,214
Xinyi Energy Holdings Ltd.	6,869,178	3,351,962
Xinyi Solar Holdings Ltd.	1,930,521	3,231,268
XPeng, Inc., ADR(a)(b)	99,934	2,989,026

		34,870,117

Denmark-3.62%
Everfuel A/S(a)(b)	406,018	4,075,721
Novozymes A/S, Class B	55,810	3,977,749
Orsted A/S(c)	22,618	3,303,191
Vestas Wind Systems A/S	95,843	4,005,838

		15,362,499

Finland-1.08%
Caverion OYJ	554,909	4,585,821

France-3.48%
Hydrogen Refueling Solutions(a)	82,704	3,404,923
McPhy Energy S.A.(a)(b)	104,453	3,792,338
Neoen S.A.(a)(b)(c)	80,886	3,705,927
Voltalia S.A.(a)	136,592	3,880,539

		14,783,727

Germany-6.90%
2G Energy AG	32,955	3,641,822
CropEnergies AG	260,683	3,351,496
Encavis AG(b)	167,149	3,221,439
Nordex SE(a)	133,100	3,855,036
PNE AG	404,653	3,668,027
SFC Energy AG, Class BR(a)	122,961	3,633,905

	Shares	Value
Germany-(continued)
SMA Solar Technology AG(a)	55,696	$3,184,728
VERBIO Vereinigte BioEnergie AG	93,459	4,716,254

		29,272,707

Guernsey-0.86%
Renewables Infrastructure Group Ltd. (The)	2,087,617	3,636,140

India-0.66%
Azure Power Global Ltd.(a)(b)	119,488	2,782,876

Ireland-0.91%
Kingspan Group PLC	43,404	3,869,619

Israel-1.67%
Enlight Renewable Energy Ltd.(a)(b)	1,816,055	3,807,536
Gencell Ltd.(a)	883,478	3,298,725

		7,106,261

Italy-2.56%
Falck Renewables S.p.A.	489,652	3,583,817
Prysmian S.p.A.	118,521	3,716,702
Terna Rete Elettrica Nazionale S.p.A.	482,531	3,560,742

		10,861,261

Japan-2.64%
GS Yuasa Corp.(b)	129,434	3,499,176
RENOVA, Inc.(a)	115,432	3,638,107
West Holdings Corp.(b)	125,026	4,083,462

		11,220,745

Jersey-0.75%
Invinity Energy Systems PLC(a)	1,746,263	3,167,306

Netherlands-2.72%
Alfen Beheer B.V.(c)	42,518	3,388,329
Koninklijke DSM N.V.	21,295	3,824,734
Signify N.V.(a)(c)	76,171	4,338,078

		11,551,141

New Zealand-2.57%
Mercury NZ Ltd.	786,328	3,915,483
Meridian Energy Ltd.	847,021	3,239,243
Tilt Renewables Ltd.(b)	652,705	3,741,845

		10,896,571

Norway-4.22%
Aker Offshore Wind A.S.(a)(b)	4,992,026	3,935,602
Hexagon Purus ASA(a)	652,763	4,077,706
Hydrogenpro AS(a)	730,248	2,953,267
NEL ASA(a)	1,332,663	3,878,553
Scatec ASA(c)	113,201	3,058,861

		17,903,989

South Korea-4.41%
CS Wind Corp.	57,945	4,011,116
Doosan Fuel Cell Co. Ltd.(a)	81,122	3,289,075
Ecopro BM Co. Ltd.	24,778	4,031,841
Ecopro Co. Ltd.	1,286	86,477
Iljin Materials Co. Ltd.	60,994	3,788,992
Samsung SDI Co. Ltd.	5,964	3,506,500

		18,714,001

Spain-5.03%
Acciona S.A.	22,197	3,866,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Spain-(continued)
EDP Renovaveis S.A.	167,893	$4,005,816
Grenergy Renovables S.A.	88,786	2,794,930
Siemens Gamesa Renewable Energy S.A., Class R(a)	103,028	3,733,159
Solaria Energia y Medio Ambiente S.A.(a)	159,635	3,277,439
Solarpack Corp. Tecnologica S.A.(a)	152,846	3,661,524

		21,339,364

Sweden-4.21%
Arise AB(a)	642,726	3,998,153
Cell Impact AB(a)(b)	572,916	3,334,882
Eolus Vind AB, Class B(a)(b)	147,228	3,706,926
Nibe Industrier AB, Class B	109,537	4,013,194
PowerCell Sweden AB(a)	108,875	2,832,688

		17,885,843

Switzerland-1.68%
Gurit Holding AG, BR	1,377	3,585,741
Landis+Gyr Group AG	51,195	3,558,755

		7,144,496

Taiwan-2.66%
Motech Industries, Inc.(a)	2,773,000	3,638,365
Sino-American Silicon Products, Inc.	602,000	4,213,332
United Renewable Energy Co. Ltd.(a)	6,721,000	3,428,713

		11,280,410

United Kingdom-5.32%
AFC Energy PLC(a)(b)	5,008,660	4,680,955
Ceres Power Holdings PLC(a)	224,737	4,157,097
Greencoat UK Wind PLC	2,041,445	3,804,450
ITM Power PLC(a)(b)	555,800	4,005,423
Powerhouse Energy Group PLC(a)(b)	41,023,311	2,981,942
Proton Motor Power Systems PLC(a)(b)	3,423,137	2,938,496

		22,568,363

United States-24.21%
Aemetis, Inc.(a)	194,930	3,553,574
Ameresco, Inc., Class A(a)	72,507	3,827,645
American Superconductor Corp.(a)	146,197	2,407,865
Arcosa, Inc.	55,214	3,328,852
Array Technologies, Inc.(a)	99,906	2,813,353
Bloom Energy Corp., Class A(a)(b)	128,235	3,330,263
Canoo, Inc.(a)(b)	232,552	2,051,109
ChargePoint Holdings, Inc.(a)(b)	145,369	3,680,743
Cree, Inc.(a)(b)	31,488	3,130,537
Enphase Energy, Inc.(a)	21,591	3,006,547
Eos Energy Enterprises, Inc.(a)(b)	178,903	2,352,574
First Solar, Inc.(a)	43,543	3,332,346

	Shares	Value
United States-(continued)
Fisker, Inc.(a)(b)	169,529	$2,224,220
FuelCell Energy, Inc.(a)(b)	232,853	2,261,003
Gevo, Inc.(a)(b)	390,282	2,646,112
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	64,393	3,374,193
Itron, Inc.(a)	37,536	3,375,988
Livent Corp.(a)(b)	197,613	3,560,986
Lordstown Motors Corp., Class A(a)(b)	235,913	2,337,898
Maxeon Solar Technologies Ltd.(a)	93,311	1,679,598
Montauk Renewables, Inc.(b)	300,973	2,765,942
MP Materials Corp.(a)(b)	82,467	2,477,309
Ormat Technologies, Inc.(b)	43,655	3,160,622
Plug Power, Inc.(a)(b)	84,128	2,398,489
QuantumScape Corp.(a)(b)	62,960	2,300,558
Renewable Energy Group, Inc.(a)(b)	47,812	2,654,522
Shoals Technologies Group, Inc., Class A(a)	94,069	3,016,793
SolarEdge Technologies, Inc.(a)	12,572	3,313,225
Sunnova Energy International, Inc.(a)	92,925	3,282,111
SunPower Corp.(a)(b)	105,606	2,713,018
Sunrun, Inc.(a)	63,248	3,099,152
Sunworks, Inc.(a)(b)	265,381	2,969,613
TPI Composites, Inc.(a)(b)	69,237	3,679,947
Universal Display Corp.	15,718	3,515,959
Willdan Group, Inc.(a)(b)	81,641	3,116,236

		102,738,902

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $415,629,154)		424,502,471

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.17%
Invesco Private Government Fund, 0.01%(d)(e)(f)	35,953,863	35,953,863
Invesco Private Prime Fund, 0.11%(d)(e)(f)	53,881,831	53,903,384

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,857,246)		89,857,247

TOTAL INVESTMENTS IN SECURITIES-121.20% (Cost $505,486,400)		514,359,718
OTHER ASSETS LESS LIABILITIES-(21.20)%		(89,976,793)

NET ASSETS-100.00%		$424,382,925

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $21,568,166, which represented 5.08% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$35,383,807	$(35,383,807)	$-	$-	$-	$125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,420,921	108,234,409	(79,701,467)	-	-	35,953,863	1,541	*
Invesco Private Prime Fund	11,041,609	145,983,277	(103,123,342)	(62)	1,902	53,903,384	15,542	*

Total	$18,462,530	$289,601,493	$(218,208,616)	$(62)	$1,902	$89,857,247	$17,208

*  Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e) The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

(f)  The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021
Renewable Electricity	18.74
Electrical Components & Equipment	16.04
Heavy Electrical Equipment	11.95
Semiconductors	7.38
Semiconductor Equipment	4.79
Electric Utilities	4.32
Industrial Machinery	4.09
Construction & Engineering	4.07
Oil & Gas Refining & Marketing	3.99
Automobile Manufacturers	3.74
Specialty Chemicals	3.52
Sub-Industry Types Each Less Than 3%	17.40
Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Water ETF (PIO)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Brazil-3.63%
Cia de Saneamento Basico do Estado de Sao Paulo	1,236,741	$9,752,137

Canada-0.91%
Stantec, Inc.	52,252	2,444,401

Cayman Islands-0.09%
Consolidated Water Co. Ltd.	19,834	233,446

China-1.81%
Beijing Enterprises Water Group Ltd.	3,080,839	1,178,096
CT Environmental Group Ltd.(a)(b)	2,561,890	0
Guangdong Investment Ltd.	2,389,050	3,678,845

		4,856,941

France-6.94%
Suez S.A.	307,219	7,344,835
Veolia Environnement S.A.(c)	354,510	11,304,860

		18,649,695

Hong Kong-0.18%
China Water Affairs Group Ltd.	586,732	475,922

Italy-1.81%
ACEA S.p.A.	37,082	843,237
Hera S.p.A.	996,701	4,013,431

		4,856,668

Japan-5.13%
Kurita Water Industries Ltd.	88,233	4,068,380
METAWATER Co. Ltd.	40,785	792,902
Miura Co. Ltd.	56,251	2,948,797
Organo Corp.	12,762	854,653
TOTO Ltd.	98,548	5,112,000

		13,776,732

Netherlands-1.48%
Aalberts N.V.	45,726	2,479,778
Arcadis N.V.(a)	35,387	1,490,962

		3,970,740

South Korea-1.62%
Coway Co. Ltd.	72,524	4,361,807

Spain-2.19%
Acciona S.A.	33,761	5,880,829

Switzerland-8.60%
Belimo Holding AG	4,340	1,732,098
Geberit AG	32,475	21,378,203

		23,110,301

Thailand-0.18%
TTW PCL, NVDR	1,331,054	495,872

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

	Shares	Value
United Kingdom-12.18%
Genuit Group PLC	133,875	$1,047,266
Halma PLC	175,530	6,289,625
HomeServe PLC	195,007	2,953,770
Pennon Group PLC	349,317	5,000,914
Severn Trent PLC	161,522	5,539,452
Spirax-Sarco Engineering PLC	30,968	5,065,893
United Utilities Group PLC	508,403	6,815,259

		32,712,179

United States-53.05%
A.O. Smith Corp.	99,871	6,766,260
American Water Works Co., Inc.	67,785	10,573,782
Danaher Corp.	87,561	22,235,240
Ecolab, Inc.	45,946	10,297,418
Essential Utilities, Inc.	102,814	4,845,624
Ferguson PLC	128,722	16,275,256
IDEX Corp.	35,892	8,046,986
Pentair PLC	238,073	15,358,089
Reliance Worldwide Corp. Ltd.	472,241	1,798,379
Roper Technologies, Inc.	50,936	22,739,868
Toro Co. (The)	33,113	3,794,750
Waters Corp.(a)	30,249	9,070,768
Xylem, Inc.	96,326	10,658,472

		142,460,892

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $183,551,398)		268,038,562

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.28%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,369,576	1,369,576
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,053,543	2,054,364

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,423,940)		3,423,940

TOTAL INVESTMENTS IN SECURITIES-101.08% (Cost $186,975,338)		271,462,502
OTHER ASSETS LESS LIABILITIES-(1.08)%		(2,899,315)

NET ASSETS-100.00%		$268,563,187

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Global Water ETF (PIO)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$82,272	$1,017,544	$(1,099,816)	$-	$-	$-	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,202,704	6,667,348	(6,500,476)	-	-	1,369,576	106	*
Invesco Private Prime Fund	1,804,057	9,993,229	(9,743,033)	-	111	2,054,364	858	*

Total	$3,089,033	$17,678,121	$(17,343,325)	$-	$111	$3,423,940	$973

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Industrials	51.31
Utilities	29.04
Health Care	11.66
Materials	3.83
Sector Types Each Less Than 3%	3.96
Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco International BuyBack AchieversTM ETF (IPKW)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Australia-6.88%
Ansell Ltd.	59,245	$1,933,979
BlueScope Steel Ltd.	210,092	3,508,616
Genworth Mortgage Insurance Australia Ltd.(a)	163,529	346,111
Qantas Airways Ltd.(a)	798,678	3,053,849

		8,842,555

Austria-0.65%
IMMOFINANZ AG(a)	40,351	840,826

Brazil-0.24%
Camil Alimentos S.A.	170,600	314,770

Canada-23.42%
Artis REIT	46,779	413,337
BRP, Inc.	17,431	1,599,991
Celestica, Inc.(a)	43,190	359,507
CI Financial Corp.	91,522	1,470,066
ECN Capital Corp.	107,108	717,420
Enerplus Corp.	106,302	571,172
First Capital REIT	82,927	1,193,820
Great-West Lifeco, Inc.	116,376	3,371,517
Home Capital Group, Inc.(a)	17,597	464,743
Knight Therapeutics, Inc.(a)	43,324	190,172
Magna International, Inc.	70,322	6,635,488
Nutrien Ltd.	114,966	6,340,793
Power Corp. of Canada	117,820	3,428,675
TFI International, Inc.	38,351	3,357,505

		30,114,206

Colombia-0.87%
Parex Resources, Inc.(a)	59,685	1,123,157

Denmark-3.49%
Jyske Bank A/S(a)	25,031	1,224,068
Pandora A/S	28,769	3,269,178

		4,493,246

France-5.11%
Vivendi SE	188,178	6,569,338

Germany-1.52%
United Internet AG	46,501	1,959,788

India-5.44%
Wipro Ltd., ADR	976,755	6,993,566

Ireland-0.34%
Greencore Group PLC(a)(b)	199,022	437,308

Japan-28.92%
Bridgestone Corp.	76,503	3,063,480
Dai Nippon Printing Co. Ltd.	40,137	797,195
Daicel Corp.	33,345	257,779
Daito Trust Construction Co. Ltd.	8,526	906,382
DeNA Co. Ltd.(a)	10,987	224,454
Duskin Co. Ltd.	6,290	149,215
Hokuetsu Corp.	23,242	120,139
Japan Post Insurance Co. Ltd.	25,014	481,950
K’s Holdings Corp.	27,855	380,472
Maxell Holdings Ltd.(a)	6,297	74,143
Medipal Holdings Corp.	30,268	556,042
METAWATER Co. Ltd.	3,826	74,381
Mitsubishi Corp.	218,585	6,039,309

	Shares	Value
Japan-(continued)
Nikon Corp.	41,616	$391,393
Nippon Telegraph & Telephone Corp.	240,765	6,068,410
Nomura Holdings, Inc.	399,915	2,147,295
Nomura Research Institute Ltd.	50,545	1,556,049
Olympus Corp.	149,234	3,068,509
Sankyo Co. Ltd.	7,103	183,513
Shinsei Bank Ltd.(a)(b)	21,182	308,317
Toa Corp.	2,816	63,377
Tokyo Electron Ltd.	14,636	6,470,075
Tokyo Steel Manufacturing Co. Ltd.	15,374	148,951
Toshiba Corp.	50,661	2,092,625
Unipres Corp.	4,607	44,129
Z Holdings Corp.	331,398	1,531,092

		37,198,676

Netherlands-5.60%
Akzo Nobel N.V.	55,300	6,651,694
AMG Advanced Metallurgical Group N.V.	14,459	555,592

		7,207,286

Norway-0.23%
DNO ASA(a)	247,297	291,761

South Korea-2.67%
Daishin Securities Co. Ltd.	19,894	346,962
SK Holdings Co. Ltd.	12,426	3,083,181

		3,430,143

Spain-0.21%
Prosegur Cia de Seguridad S.A.	85,980	267,658

Sweden-1.87%
Lundin Energy AB	75,125	2,409,473

Switzerland-2.68%
Intershop Holding AG	569	381,184
Swiss Life Holding AG	6,272	3,059,496

		3,440,680

Taiwan-0.54%
Capital Securities Corp.	999,000	690,248

United Kingdom-9.30%
Daily Mail and General Trust PLC, Class A(b)	69,961	869,844
Dialog Semiconductor PLC(a)	30,881	2,421,552
Great Portland Estates PLC	78,404	752,282
Micro Focus International PLC	146,872	1,053,363
Standard Life Aberdeen PLC	774,127	2,974,297
Subsea 7 S.A.(b)	92,652	942,110
Whitbread PLC(a)(b)	65,505	2,942,148

		11,955,596

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $94,247,873)		128,580,281

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.57%
Invesco Private Government Fund, 0.01%(c)(d)(e)	807,212	807,212

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,210,334	$1,210,818

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,018,030)		2,018,030

TOTAL INVESTMENTS IN SECURITIES-101.55% (Cost $96,265,903)		130,598,311
OTHER ASSETS LESS LIABILITIES-(1.55)%		(1,991,010)

NET ASSETS-100.00%		$128,607,301

Investment Abbreviations:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security. was out on loan at April 30, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$112,421	$1,791,059	$(1,903,480)	$-	$-	$-	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	958,706	19,140,135	(19,291,629)	-	-	807,212	169	*
Invesco Private Prime Fund	1,455,625	23,515,486	(23,760,656)	(5)	368	1,210,818	1,595	*

Total	$2,526,752	$44,446,680	$(44,955,765)	$(5)	$368	$2,018,030	$1,768

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Financials	16.35
Industrials	14.76
Information Technology	14.72
Consumer Discretionary	14.39
Materials	13.67
Communication Services	13.39
Health Care	4.47
Energy	4.15
Real Estate	3.49
Consumer Staples	0.59
Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Timber ETF (CUT)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.62%
Brazil-5.11%
Duratex S.A.	119,242	$520,904
Klabin S.A.	273,834	1,406,205
Suzano S.A.(a)	286,653	3,628,305

		5,555,414

Canada-4.73%
Canfor Corp.(a)	23,975	598,303
Cascades, Inc.	33,352	390,941
Interfor Corp.(a)	25,762	684,153
Stella-Jones, Inc.	23,038	962,570
West Fraser Timber Co. Ltd.	32,548	2,510,815

		5,146,782

Chile-1.10%
Empresas CMPC S.A.	430,804	1,191,291

China-1.07%
Greatview Aseptic Packaging Co. Ltd.	307,000	151,784
Lee & Man Paper Manufacturing Ltd.	499,635	435,508
Shandong Sun Paper Industry JSC Ltd., A Shares	60,400	149,518
Youyuan International Holdings Ltd.(a)(b)	337,463	0
Yunnan Energy New Material Co. Ltd., A Shares	20,300	422,061

		1,158,871

Denmark-0.08%
Brodrene Hartmann A/S(a)(c)	806	84,675

Finland-10.95%
Huhtamaki OYJ	37,139	1,764,177
Metsa Board OYJ	67,940	866,116
Stora Enso OYJ, Class R	222,772	4,271,999
UPM-Kymmene OYJ	127,778	5,006,818

		11,909,110

Germany-0.25%
Mercer International, Inc.	16,395	270,354

Hong Kong-0.79%
Nine Dragons Paper Holdings Ltd.	628,834	864,694

Indonesia-0.87%
PT Indah Kiat Pulp & Paper Corp. Tbk	1,047,474	659,883
PT Pabrik Kertas Tjiwi Kimia Tbk	417,235	288,122

		948,005

Ireland-4.42%
Smurfit Kappa Group PLC	93,851	4,808,341

Japan-3.78%
Daiken Corp.	4,191	78,908
Daio Paper Corp.	29,116	476,809
Hokuetsu Corp.	39,570	204,538
Nippon Paper Industries Co. Ltd.	37,858	464,804
Oji Holdings Corp.	330,211	2,081,473
Pack Corp. (The)(c)	4,531	112,918
Rengo Co. Ltd.	67,484	559,974
Tokushu Tokai Paper Co. Ltd.	3,181	128,195

		4,107,619

Pakistan-0.03%
Packages Ltd.	11,950	35,566

	Shares	Value
Portugal-0.58%
Altri SGPS S.A.	27,493	$215,125
Navigator Co. S.A. (The)(c)	82,427	278,427
Semapa-Sociedade de Investimento e Gestao	9,336	135,763

		629,315

South Africa-0.66%
Sappi Ltd.(a)	211,710	712,875

South Korea-0.26%
Hansol Paper Co. Ltd.	6,380	89,476
Kuk-il Paper Manufacturing Co. Ltd.(a)	33,868	192,122

		281,598

Spain-0.34%
Ence Energia y Celulosa S.A.(a)	56,584	248,759
Miquel y Costas & Miquel S.A.	7,122	123,458

		372,217

Sweden-6.58%
BillerudKorsnas AB	67,774	1,385,817
Holmen AB, Class B(c)	35,924	1,695,140
Svenska Cellulosa AB S.C.A., Class B	232,008	4,074,528

		7,155,485

Switzerland-2.76%
SIG Combibloc Group AG(a)	122,560	3,004,706

Taiwan-1.35%
Cheng Loong Corp.	276,000	440,683
Chung Hwa Pulp Corp.(a)	149,000	138,689
Longchen Paper & Packaging Co. Ltd.	267,000	279,111
YFY, Inc.	445,000	605,377

		1,463,860

Thailand-0.09%
Polyplex Thailand PCL, NVDR	103,898	94,263

United Kingdom-7.47%
DS Smith PLC	525,677	3,062,696
Mondi PLC	185,936	5,058,656

		8,121,352

United States-46.35%
Amcor PLC	456,164	5,359,927
Avery Dennison Corp.	28,652	6,136,399
CatchMark Timber Trust, Inc., Class A	18,674	217,178
Clearwater Paper Corp.(a)	6,347	212,371
Domtar Corp.(a)	21,136	833,181
Glatfelter Corp.	16,990	250,093
Graphic Packaging Holding Co.	103,693	1,923,505
International Paper Co	104,327	6,050,966
Louisiana-Pacific Corp.	41,864	2,758,000
Neenah, Inc.	6,434	342,096
Packaging Corp. of America	36,314	5,361,762
PotlatchDeltic Corp.	25,608	1,520,091
Ranpak Holdings Corp.(a)	11,890	228,645
Rayonier, Inc.	52,278	1,896,646
Schweitzer-Mauduit International, Inc., Class A .	11,995	547,812
Sealed Air Corp.	59,413	2,935,002
Sonoco Products Co.	38,453	2,517,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
United States-(continued)
Westrock Co.	100,580	$5,607,335
Weyerhaeuser Co.	147,086	5,702,524

		50,400,666

Total Common Stocks & Other Equity Interests (Cost $73,649,646)		108,317,059

Exchange-Traded Funds-0.10%
India-0.10%
Invesco India ETF(a)(c)(d) (Cost $104,700)	4,779	113,836

Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $181,022)	181,022	181,022

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $73,935,368)		108,611,917

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.15%
Invesco Private Government Fund, 0.01%(d)(e)(f)	935,242	$935,242
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,402,302	1,402,863

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,338,105)		2,338,105
TOTAL INVESTMENTS IN SECURITIES-102.04% (Cost $76,273,473)		110,950,022
OTHER ASSETS LESS LIABILITIES-(2.04)%		(2,221,042)

NET ASSETS-100.00%		$108,728,980

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Invesco India ETF	$47,326	$52,642	$-	$13,868	$-	$113,836	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	94,504	2,675,278	(2,588,760)	-	-	181,022	33
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	109,632	8,273,624	(7,448,014)	-	-	935,242	68	*
Invesco Private Prime Fund	164,447	12,169,712	(10,931,322)	(3)	29	1,402,863	712	*

Total	$415,909	$23,171,256	$(20,968,096)	$13,865	$29	$2,632,963	$813

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Materials	91.03
Real Estate	8.59
Financials	0.10
Money Market Funds Plus Other Assets Less Liabilities	0.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco MSCI Green Building ETF (GBLD)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Australia-5.49%
Cromwell Property Group	31,076	$21,004
GDI Property Group	9,670	7,955
GPT Group (The)	38,613	137,799
Growthpoint Properties Australia Ltd.	5,357	15,476
Vicinity Centres	76,702	93,909

		276,143

Austria-1.11%
CA Immobilien Anlagen AG	1,273	55,857

Belgium-0.38%
Befimmo S.A.	451	19,192

Canada-0.60%
First Capital REIT	2,100	30,232

China-3.00%
China Evergrande Group	40,000	67,775
Shimao Group Holdings Ltd.	24,500	70,975
SOHO China Ltd.(a)	41,000	12,405

		151,155

Finland-0.22%
Citycon OYJ	1,235	10,853

France-11.32%
Covivio	1,030	92,002
Gecina S.A.	909	133,116
Klepierre S.A.	3,865	102,638
Mercialys S.A.	1,186	15,177
Unibail-Rodamco-Westfield(a)	2,745	226,651

		569,584

Germany-0.45%
Deutsche EuroShop AG(a)	980	22,651

Hong Kong-5.50%
Champion REIT	41,000	23,860
Henderson Land Development Co. Ltd.	29,000	129,003
Mapletree North Asia Commercial Trust(b)	46,900	38,425
Swire Properties Ltd.	23,200	69,300
Yuexiu REIT	32,000	16,110

		276,698

Japan-26.37%
AEON REIT Investment Corp.	30	41,306
CRE Logistics REIT, Inc.	9	14,903
Frontier Real Estate Investment Corp.	9	39,358
Fukuoka REIT Corp.	13	21,313
GLP J-REIT	82	137,436
Hulic Reit, Inc.	23	36,739
Isetan Mitsukoshi Holdings Ltd.	6,700	46,708
Itochu Advance Logistics Investment Corp.	11	14,170
Japan Metropolitan Fund Investment Corp.	139	136,959
Japan Real Estate Investment Corp.	26	161,274
Kenedix Retail REIT Corp.	10	25,598
LaSalle Logiport REIT	31	50,341
Mitsubishi Estate Logistics REIT Investment Corp.	7	28,947
Mori Hills REIT Investment Corp.	32	46,461
Nippon Building Fund, Inc.	29	190,494
Nippon Prologis REIT, Inc.	42	134,870

	Shares	Value
Japan-(continued)
Nomura Real Estate Master Fund, Inc.	84	$132,795
Sekisui House Reit, Inc.	81	67,435

		1,327,107

Netherlands-0.23%
Wereldhave N.V.	679	11,754

Singapore-10.05%
Ascendas India Trust	17,100	18,252
CapitaLand Integrated Commercial Trust	89,800	145,122
City Developments Ltd.	9,000	53,375
Frasers Centrepoint Trust	23,600	43,106
Frasers Logistics & Commercial Trust(b)	47,500	52,484
Keppel REIT	33,800	31,503
Manulife US REIT(b)	28,200	21,432
Mapletree Commercial Trust	42,700	70,289
OUE Commercial REIT	43,000	13,090
Starhill Global REIT	28,300	12,019
Suntec REIT	39,200	45,081

		505,753

Spain-2.91%
Inmobiliaria Colonial SOCIMI S.A.	5,540	56,253
Lar Espana Real Estate Socimi S.A.	1,216	7,846
Merlin Properties SOCIMI S.A.	7,450	82,455

		146,554

Sweden-1.87%
Fabege AB	5,246	78,326
Platzer Fastigheter Holding AB, Class B	1,189	15,580

		93,906

United Kingdom-3.16%
Berkeley Group Holdings PLC	2,485	159,197

United States-27.08%
Boston Properties, Inc.	2,931	320,505
Brandywine Realty Trust	3,381	45,745
Columbia Property Trust, Inc.	2,269	40,865
Cousins Properties, Inc.	2,945	107,993
Douglas Emmett, Inc.	3,476	116,585
Empire State Realty Trust, Inc., Class A	2,880	32,803
Highwoods Properties, Inc.	2,060	92,267
JBG SMITH Properties	2,363	77,057
KB Home	1,615	77,892
Kilroy Realty Corp.	2,056	140,918
Meritage Homes Corp.(a)	746	79,367
Paramount Group, Inc.	3,491	37,040
Piedmont Office Realty Trust, Inc., Class A	2,498	46,513
Vornado Realty Trust	3,223	147,453

		1,363,003

Total Common Stocks & Other Equity Interests (Cost $4,997,196)		5,019,639

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $7,462)	7,462	$7,462

TOTAL INVESTMENTS IN SECURITIES-99.89% (Cost $5,004,658)		5,027,101
OTHER ASSETS LESS LIABILITIES-0.11%		5,729

NET ASSETS-100.00%		$5,032,830

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $112,341, which represented 2.23% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$—	$46,841	$(39,379)	$—	$—	$7,462	$—

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2021

Real Estate	92.52
Consumer Discretionary	7.22
Money Market Funds Plus Other Assets Less Liabilities	0.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P Global Water Index ETF (CGW)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.12%
Brazil-1.17%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	1,350,249	$10,612,957

Canada-2.26%
Stantec, Inc.	438,573	20,516,888

China-2.77%
Beijing Enterprises Water Group Ltd.	20,192,382	7,721,454
Guangdong Investment Ltd.	11,364,766	17,500,351

		25,221,805

France-10.02%
Suez S.A.	1,613,701	38,579,541
Veolia Environnement S.A.(a)	1,646,308	52,498,608

		91,078,149

Hong Kong-0.30%
China Water Affairs Group Ltd.(a)	3,321,965	2,694,578

Italy-2.32%
ACEA S.p.A.	168,281	3,826,677
Interpump Group S.p.A.	324,256	17,292,050

		21,118,727

Japan-2.80%
Kurita Water Industries Ltd.	424,505	19,573,718
METAWATER Co. Ltd.	119,221	2,317,777
Nihon Trim Co. Ltd.	17,846	619,602
Nomura Micro Science Co. Ltd.	28,593	1,178,459
Organo Corp.	26,593	1,780,895

		25,470,451

Netherlands-2.28%
Aalberts N.V.	382,022	20,717,527

Spain-0.30%
Fomento de Construcciones y Contratas S.A.	210,126	2,757,154

Switzerland-7.29%
Geberit AG(a)	65,985	43,437,743
Georg Fischer AG	16,284	22,853,484

		66,291,227

United Kingdom-15.26%
Halma PLC	1,280,946	45,899,107
Pennon Group PLC	1,667,639	23,874,359
Severn Trent PLC	957,056	32,822,564
United Utilities Group PLC	2,694,077	36,114,718

		138,710,748

United States-53.35%
Advanced Drainage Systems, Inc.	197,017	21,998,918
Aegion Corp.(b)	120,923	3,639,782

	Shares	Value
United States-(continued)
American States Water Co.	145,780	$11,544,318
American Water Works Co., Inc.	571,627	89,168,096
Artesian Resources Corp., Class A	33,425	1,352,041
Badger Meter, Inc.	115,732	10,808,212
California Water Service Group	198,920	11,686,550
Energy Recovery, Inc.(b)	160,390	3,400,268
Essential Utilities, Inc.	882,274	41,581,574
Evoqua Water Technologies Corp.(b)	475,113	13,578,730
Forterra, Inc.(b)	76,306	1,790,139
Franklin Electric Co., Inc.	152,375	12,383,516
Gorman-Rupp Co. (The)	74,645	2,576,745
Lindsay Corp.	43,148	7,153,075
Middlesex Water Co.	69,044	5,662,989
Montrose Environmental Group, Inc.(b)	55,228	2,993,910
Mueller Water Products, Inc., Class A	628,653	9,027,457
Northwest Pipe Co.(b)	38,934	1,295,334
Olin Corp.	566,995	24,397,795
Pentair PLC	659,416	42,538,926
Reliance Worldwide Corp. Ltd.	3,137,323	11,947,492
Rexnord Corp.	474,893	23,711,408
Select Energy Services, Inc., Class A(b)	246,954	1,192,788
SJW Group	103,953	6,814,119
Tetra Tech, Inc.	214,254	27,345,238
Watts Water Technologies, Inc., Class A	109,083	13,586,288
Xylem, Inc.	716,168	79,243,989
York Water Co. (The)	51,561	2,662,610

		485,082,307

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $635,142,205)		910,272,518

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.31%
Invesco Private Government Fund, 0.01%(c)(d)(e)	22,935,509	22,935,509
Invesco Private Prime Fund, 0.11%(c)(d)(e)	34,389,508	34,403,265

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,338,773)		57,338,774

TOTAL INVESTMENTS IN SECURITIES-106.43% (Cost $692,480,978)		967,611,292
OTHER ASSETS LESS LIABILITIES-(6.43)%		(58,436,471)

NET ASSETS-100.00%		$909,174,821

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P Global Water Index ETF (CGW)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2020	at Cost	from Sales	Appreciation	Gain	April 30, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,794	$13,719,166	$(13,864,960)	$-	$-	$-	$134
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	64,576,701	(41,641,192)	-	-	22,935,509	337	*
Invesco Private Prime Fund	-	94,476,208	(60,075,012)	1	2,068	34,403,265	3,684	*

Total	$145,794	$172,772,075	$(115,581,164)	$1	$2,068	$57,338,774	$4,155

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Water Utilities	33.20
Machinery	32.21
Multi-Utilities	10.44
Building Products	8.51
Electronic Equipment, Instruments & Components	6.24
Commercial Services & Supplies	3.34
Industry Types Each Less Than 3%	6.18
Money Market Funds Plus Other Assets Less Liabilities	(0.12)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2021

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.39%
Australia-9.03%
AGL Energy Ltd.	14,067	$97,034
Alumina Ltd.	49,746	66,478
Aristocrat Leisure Ltd.	16,534	474,724
ASX Ltd.	4,269	240,658
Aurizon Holdings Ltd.	39,591	114,683
BHP Group Ltd.	55,041	2,028,034
Brambles Ltd.	30,057	241,462
CSL Ltd.	10,240	2,144,846
Fortescue Metals Group Ltd.	41,591	725,749
Goodman Group	36,058	526,701
Insurance Australia Group Ltd.	55,643	210,609
Magellan Financial Group Ltd.	4,178	156,524
Medibank Pvt Ltd.	83,613	198,928
REA Group Ltd.	1,233	150,817
Rio Tinto PLC	24,413	2,053,752
Washington H Soul Pattinson & Co. Ltd.	2,678	62,617

		9,493,616

Austria-0.20%
ANDRITZ AG	1,723	93,751
Verbund AG	1,424	117,081

		210,832

Belgium-0.15%
Etablissements Franz Colruyt N.V.	1,515	89,966
Proximus SADP(a)	3,223	68,790

		158,756

Canada-5.12%
Alimentation Couche-Tard, Inc., Class B	18,884	639,342
AltaGas Ltd.	5,878	109,753
B2Gold Corp.	28,938	139,256
Cameco Corp.	7,536	126,560
Canadian National Railway Co.	14,414	1,550,483
Canadian Pacific Railway Ltd.	3,206	1,195,435
CCL Industries, Inc., Class B	3,137	177,913
Great-West Lifeco, Inc.	6,527	189,093
IGM Financial, Inc.	1,806	64,418
Kinross Gold Corp.	26,995	189,812
Kirkland Lake Gold Ltd.	5,787	214,837
Onex Corp.	1,981	132,512
Ritchie Bros. Auctioneers, Inc.	2,525	160,486
Wheaton Precious Metals Corp.	9,659	400,351
Yamana Gold, Inc.	19,247	88,084

		5,378,335

China-0.27%
Alibaba Health Information Technology Ltd.(b)	91,304	278,608

Denmark-4.93%
Carlsberg A/S, Class B	2,232	392,194
Coloplast A/S, Class B	3,485	577,388
Genmab A/S(b)	1,447	531,705
Novo Nordisk A/S, Class B	43,285	3,174,390
Novozymes A/S, Class B	5,596	398,844
Tryg A/S	4,505	103,224

		5,177,745

	Shares	Value
Finland-2.69%
Elisa OYJ	3,598	$204,393
Kojamo OYJ	2,893	62,791
Kone OYJ, Class B	11,441	899,908
Neste OYJ	9,545	579,110
Orion OYJ, Class B	3,274	145,156
Sampo OYJ, Class A	11,345	539,593
UPM-Kymmene OYJ	10,152	397,793

		2,828,744

France-4.17%
Hermes International	806	1,012,955
Sanofi(a)	29,454	3,094,311
Sartorius Stedim Biotech	605	278,211

		4,385,477

Germany-0.33%
Porsche Automobil Holding SE, Preference Shares	3,260	343,698

Hong Kong-1.96%
CLP Holdings Ltd.	37,031	365,454
Hong Kong Exchanges & Clearing Ltd.	28,064	1,698,254

		2,063,708

Ireland-0.22%
ICON PLC(a)(b)	1,061	230,184

Israel-0.49%
Check Point Software Technologies Ltd.(b)	3,218	375,894
Mivne Real Estate KD Ltd.	20,506	56,460
Plus500 Ltd.	4,326	85,052

		517,406

Italy-1.12%
DiaSorin S.p.A.(a)	521	88,589
Ferrari N.V.	2,997	642,728
FinecoBank Banca Fineco S.p.A.(b)	19,057	328,513
Recordati Industria Chimica e Farmaceutica S.p.A.	2,090	115,331

		1,175,161

Japan-23.60%
ABC-Mart, Inc.	963	51,540
Ajinomoto Co., Inc.	11,563	231,302
Azbil Corp.	2,425	98,060
Benefit One, Inc.	2,440	61,232
Benesse Holdings, Inc.	2,440	53,865
Brother Industries Ltd.	5,571	117,786
Calbee, Inc.	3,151	75,499
Capcom Co. Ltd.	4,404	143,033
Casio Computer Co. Ltd.	4,701	83,049
Chugai Pharmaceutical Co. Ltd.	16,216	608,406
COMSYS Holdings Corp.	2,807	87,057
Cosmos Pharmaceutical Corp.	636	91,294
Dai Nippon Printing Co. Ltd.	6,576	130,612
Daiichi Sankyo Co. Ltd.	48,505	1,236,754
Daikin Industries Ltd.	6,149	1,233,682
Daito Trust Construction Co. Ltd.	2,111	224,416
Disco Corp.	688	222,819
Eisai Co. Ltd.	7,455	486,224
FP Corp.	1,272	49,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
Japan-(continued)
GOLDWIN, Inc.	897	$53,588
GungHo Online Entertainment, Inc.	2,008	38,284
Hakuhodo DY Holdings, Inc.	6,683	112,560
Hoya Corp.	10,134	1,152,887
Itochu Techno-Solutions Corp.	2,291	79,437
Izumi Co. Ltd.	1,400	55,652
Japan Exchange Group, Inc.	13,144	308,022
Japan Tobacco, Inc.	24,072	450,146
JGC Holdings Corp.	6,253	71,337
Justsystems Corp.	956	55,451
Kakaku.com, Inc.	2,942	79,939
Kaken Pharmaceutical Co. Ltd.	1,347	55,455
Kinden Corp.	3,183	54,106
Kobayashi Pharmaceutical Co. Ltd.	1,268	113,105
Kobe Bussan Co. Ltd.	3,041	81,294
Koei Tecmo Holdings Co. Ltd.	1,242	55,507
K’s Holdings Corp.	4,805	65,632
Kyowa Kirin Co. Ltd.	5,256	159,644
Lasertec Corp.	2,652	469,234
Makita Corp.	6,364	286,163
Maruichi Steel Tube Ltd.	2,314	57,943
McDonald’s Holdings Co. Japan Ltd.	1,792	81,808
MEIJI Holdings Co. Ltd.	3,183	197,145
Mitsubishi Logistics Corp.	1,804	53,556
MonotaRO Co. Ltd.	6,506	166,065
Morinaga & Co. Ltd.	1,353	45,057
MS&AD Insurance Group Holdings, Inc.	11,136	315,319
NET One Systems Co. Ltd.	2,016	66,213
Nexon Co. Ltd.	10,655	353,363
Nihon M&A Center, Inc.	9,158	239,957
Nihon Unisys Ltd.	2,002	63,464
Nintendo Co. Ltd.	3,010	1,726,334
Nippo Corp.	1,908	49,958
Nippon Shinyaku Co. Ltd.(a)	1,334	89,824
Nissan Chemical Corp.	3,477	178,773
Nissin Foods Holdings Co. Ltd.	1,883	133,509
Nitori Holdings Co. Ltd.	2,205	395,591
Nitto Denko Corp.	3,537	293,172
NOF Corp.	1,908	100,894
Nomura Research Institute Ltd.	11,984	368,932
NS Solutions Corp.	1,759	53,186
Obayashi Corp.	18,367	167,530
OBIC Business Consultants Co. Ltd.	750	44,051
Obic Co. Ltd.	1,508	291,515
Omron Corp.	5,329	404,166
Ono Pharmaceutical Co. Ltd.	12,133	305,365
Open House Co. Ltd.	1,804	75,012
Oracle Corp. Japan	744	69,768
Otsuka Corp.	2,595	130,812
Paltac Corp.	886	46,122
PeptiDream, Inc.(b)	2,332	99,953
Persol Holdings Co. Ltd.	4,136	76,019
Pigeon Corp.	2,979	100,976
Ricoh Co. Ltd.	14,224	151,213
Rinnai Corp.	854	85,787
Rohm Co. Ltd.	1,671	165,564
Rohto Pharmaceutical Co. Ltd.	2,675	68,597
Sankyu, Inc.	1,360	57,981
Santen Pharmaceutical Co. Ltd.	8,913	114,159
SCSK Corp.	1,169	67,805

	Shares	Value
Japan-(continued)
Secom Co. Ltd.	5,149	$427,541
Sekisui House Ltd.	14,648	296,029
Seria Co. Ltd.	1,380	50,059
Seven & i Holdings Co. Ltd.	15,819	680,056
Shimadzu Corp.	6,047	211,608
Shimano, Inc.	1,883	431,279
Shimizu Corp.	15,699	128,545
Shionogi & Co. Ltd.	5,819	305,949
SMC Corp.	1,430	830,095
Sompo Holdings, Inc.	8,482	315,053
Sugi Holdings Co. Ltd.	854	65,629
Sumitomo Metal Mining Co. Ltd.	5,166	219,250
Sundrug Co. Ltd.	1,494	50,914
Suntory Beverage & Food Ltd.	2,703	91,250
T&D Holdings, Inc.	13,580	166,357
Taisei Corp.	4,790	176,604
TBS Holdings, Inc.	2,703	52,623
TDK Corp.	2,953	401,190
TIS, Inc.	4,909	121,933
Tokyo Electron Ltd.	4,473	1,977,360
TOTO Ltd.	3,429	177,873
Toyo Suisan Kaisha Ltd.	2,440	99,448
Trend Micro, Inc.	3,717	176,830
USS Co. Ltd.	5,359	97,124
Welcia Holdings Co. Ltd.	2,767	86,322
Yakult Honsha Co. Ltd.	3,495	170,106
Yamaha Corp.	3,403	185,242
Zenkoku Hosho Co. Ltd.	1,605	72,023
ZOZO, Inc.	3,014	101,749

		24,801,972

Jordan-0.13%
Hikma Pharmaceuticals PLC	4,106	138,713

Netherlands-9.92%
Adyen N.V.(b)(c)	561	1,378,691
Akzo Nobel N.V.	4,952	595,646
ASML Holding N.V.	10,415	6,785,343
Prosus N.V.	9,377	1,018,520
Wolters Kluwer N.V.	7,130	645,964

		10,424,164

New Zealand-0.68%
a2 Milk Co. Ltd. (The)(b)	21,261	116,699
Fisher & Paykel Healthcare Corp. Ltd.	17,837	460,090
Spark New Zealand Ltd.	42,277	133,469

		710,258

Norway-0.18%
Gjensidige Forsikring ASA	4,475	102,042
Salmar ASA	1,220	84,846

		186,888

Singapore-0.15%
Genting Singapore Ltd.	117,083	76,125
Venture Corp. Ltd.	5,632	85,301

		161,426

South Korea-2.04%
Celltrion, Inc.(b)	2,205	527,289
CJ ENM Co. Ltd.	400	51,782
Coway Co. Ltd.	1,318	79,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2021

(Unaudited)

	Shares	Value
South Korea-(continued)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	1,958	$64,601
Dongsuh Cos., Inc.	1,746	49,365
Doosan Fuel Cell Co. Ltd.(b)	1,131	45,856
Hugel, Inc.(b)	300	49,760
KEPCO Plant Service & Engineering Co. Ltd.	1,840	56,159
KT&G Corp.	2,599	192,527
Kumho Petrochemical Co. Ltd.	381	89,055
NCSoft Corp.	338	252,205
NongShim Co. Ltd.	187	47,912
Orion Corp.	494	51,960
S-1 Corp.	673	49,310
Samsung Biologics Co. Ltd.(b)(c)	346	250,087
Samsung Engineering Co. Ltd.(b)	4,823	75,227
Seegene, Inc.	1,210	101,817
SK Chemicals Co. Ltd.	215	51,510
Yuhan Corp.	1,062	61,390

		2,147,080

Spain-0.20%
Endesa S.A.	8,015	210,916

Sweden-4.03%
Atlas Copco AB, Class A(a)	13,867	841,294
Epiroc AB, Class A(a)(b)	13,483	292,598
Essity AB, Class B	13,487	440,701
Evolution Gaming Group AB(c)	2,949	583,121
Getinge AB, Class B	4,844	164,126
ICA Gruppen AB	1,946	89,754
Kinnevik AB, Class B(b)	8,071	446,705
Sandvik AB(a)	21,772	538,909
Telefonaktiebolaget LM Ericsson, Class B	60,985	836,189

		4,233,397

Switzerland-18.31%
ABB Ltd.	54,112	1,759,137
Geberit AG(a)	1,156	760,992
Lonza Group AG	1,672	1,064,742
Nestle S.A	44,406	5,301,163
Novartis AG	54,634	4,669,992
Partners Group Holding AG	489	697,001
Roche Holding AG	14,505	4,732,951
Schindler Holding AG, PC	907	258,361

		19,244,339

United Kingdom-9.35%
3i Group PLC	19,491	345,964
Auto Trader Group PLC(b)(c)	28,479	224,834
Aviva PLC	101,010	559,834
B&M European Value Retail S.A	21,057	164,956
BAE Systems PLC	65,896	461,839

	Shares	Value
United Kingdom-(continued)
Berkeley Group Holdings PLC	3,155	$202,119
Croda International PLC	3,378	316,353
DS Smith PLC	27,881	162,440
Hargreaves Lansdown PLC	7,379	175,675
Imperial Brands PLC	19,942	416,232
Intertek Group PLC	3,525	299,568
Legal & General Group PLC	159,278	600,720
M&G PLC	51,231	154,135
Mondi PLC	9,699	263,875
Persimmon PLC	7,392	320,548
Phoenix Group Holdings PLC	18,701	184,199
Sage Group PLC (The)	30,037	265,330
Spirax-Sarco Engineering PLC	1,474	241,124
St James’s Place PLC	13,625	256,840
Taylor Wimpey PLC	74,439	185,104
Unilever PLC	68,740	4,027,291

		9,828,980

United States-0.12%
Avast PLC(c)	18,284	120,930

Total Common Stocks & Other Equity Interests (Cost $91,548,792)		104,451,333

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $73,054)	73,054	73,054

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $91,621,846)		104,524,387

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.01%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,527,786	2,527,786
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,790,164	3,791,680

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,319,466)		6,319,466

TOTAL INVESTMENTS IN SECURITIES-105.47% (Cost $97,941,312)		110,843,853
OTHER ASSETS LESS LIABILITIES-(5.47)%		(5,752,466)

NET ASSETS-100.00%		$105,091,387

Investment Abbreviations:

PC-Participation Certificate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2021.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $2,557,663, which represented 2.43% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	October 31, 2020	at Cost	from Sales	Appreciation	Gain	April 30, 2021	Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 131,983	$ 1,105,720	$ (1,164,649)	$-	$ -	$73,054	$ 9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,511,160	6,334,440	(5,317,814)	-	-	2,527,786	53	*
Invesco Private Prime Fund	2,266,740	8,461,208	(6,936,281)	-	13	3,791,680	471	*

Total	$3,909,883	$15,901,368	$(13,418,744)	$-	$13	$6,392,520	$533

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2021

Health Care	26.16
Information Technology	14.90
Industrials	14.39
Consumer Staples	14.05
Materials	8.81
Financials	8.23
Consumer Discretionary	7.01
Communication Services	3.42
Sector Types Each Less Than 3%	2.42
Money Market Funds Plus Other Assets Less Liabilities	0.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

(This Page Intentionally Left Blank)

67

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Assets:
Unaffiliated investments in securities, at value(a)	$1,691,740,640	$196,941,680	$229,687,575	$1,127,106,292	$401,129,989
Affiliated investments in securities, at value	110,299,873	17,217,200	4,663,558	80,062,564	35,315,960
Cash	-	-	-	-	-
Foreign currencies, at value	3,453,852	342,342	14,936	742,967	18,019
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	245,373
Receivable for:
Dividends	24,046	317,981	293,792	3,816,558	1,374,127
Securities lending	21,121	2,246	1,568	43,528	85,952
Investments sold	11	86	-	2,404	184,175
Fund shares sold	20,789,975	-	-	-	192,649
Foreign tax reclaims	-	626,089	4,101	2,838,469	374,635
Other assets	-	-	-	-	-

Total assets	1,826,329,518	215,447,624	234,665,530	1,214,612,782	438,920,879

Liabilities:
Due to custodian	5,671,922	888,734	160,967	-	438,734
Due to foreign custodian	-	-	-	-	-
Payable for:
Investments purchased	18,489,493	-	289,125	231	264,427
Collateral upon return of securities loaned	110,299,873	17,217,200	4,663,558	79,555,613	35,193,002
Collateral upon receipt of securities in-kind	-	-	-	-	245,373
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	942,102	127,858	171,241	417,129	159,165
Accrued advisory fees	-	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-	-
Accrued expenses	-	-	-	-	-
Accrued tax expenses	-	-	-	-	-

Total liabilities	135,403,390	18,233,792	5,284,891	79,972,973	36,300,701

Net Assets	$1,690,926,128	$197,213,832	$229,380,639	$1,134,639,809	$402,620,178

Net assets consist of:
Shares of beneficial interest	$1,493,126,780	$276,780,983	$275,126,776	$1,124,673,695	$358,883,196
Distributable earnings (loss)	197,799,348	(79,567,151)	(45,746,137)	9,966,114	43,736,982

Net Assets	$1,690,926,128	$197,213,832	$229,380,639	$1,134,639,809	$402,620,178

Shares outstanding (unlimited amount authorized, $0.01 par value)	20,450,000	5,450,000	8,900,000	24,000,000	10,650,000
Net asset value	$82.69	$36.19	$25.77	$47.28	$37.80

Market price	$82.48	$36.06	$25.57	$47.23	$37.83

Unaffiliated investments in securities, at cost	$1,398,829,381	$160,876,463	$188,346,082	$996,594,193	$335,894,188

Affiliated investments in securities, at cost	$110,299,873	$17,217,200	$4,663,558	$80,062,563	$35,300,937

Foreign currencies (due to foreign custodian), at cost	$3,453,852	$325,353	$14,974	$743,599	$17,360

(a) Includes securities on loan with an aggregate value of:	$106,275,470	$11,349,608	$4,542,881	$74,011,689	$31,897,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$1,415,661,773	$424,502,471	$268,038,562	$128,580,281	$108,317,059	$5,019,639	$910,272,518	$104,451,333
5,443,768	89,857,247	3,423,940	2,018,030	2,632,963	7,462	57,338,774	6,392,520
-	-	-	-	-	25	-	-

1,893,992	144,978	72,430	120,358	-	283	-	11,868
-	1,384,886	-	-	-	-	776,435	-
2,402,942	103,206	600,764	593,381	278,627	5,903	359,639	297,658
1,924	107,318	464	3,377	1,885	-	4,771	1,196
-	-	-	3,475,405	-	-	40,791	12
15,464	1,097,066	366,664	48	-	-	570,250	-
-	90,797	348,577	168,058	184,863	-	1,442,576	281,250
9,640	-	-	-	-	-	-	-

1,425,429,503	517,287,969	272,851,401	134,958,938	111,415,397	5,033,312	970,805,754	111,435,837

-	278,183	352,606	544,395	-	-	1,941,419	-
-	-	-	-	2,597	-	7,284	-
2,243	1,119,969	349,679	3,732,898	8	-	570,250	-
3,501,195	89,857,246	3,423,940	2,018,030	2,338,105	-	57,338,773	6,319,466
-	1,384,886	-	-	-	-	776,435	-
-	-	-	-	-	-	40,791	-
557,262	264,760	161,989	56,314	-	482	-	24,984
-	-	-	-	58,572	-	369,981	-
-	-	-	-	10,813	-	23,510	-
-	-	-	-	276,322	-	562,490	-
2,430,851	-	-	-	-	-	-	-

6,491,551	92,905,044	4,288,214	6,351,637	2,686,417	482	61,630,933	6,344,450

$1,418,937,952	$424,382,925	$268,563,187	$128,607,301	$108,728,980	$5,032,830	$909,174,821	$105,091,387

$1,410,349,274	$447,215,952	$220,835,643	$144,662,504	$95,550,035	$5,000,025	$619,789,176	$89,813,089
8,588,678	(22,833,027)	47,727,544	(16,055,203)	13,178,945	32,805	289,385,645	15,278,298

$1,418,937,952	$424,382,925	$268,563,187	$128,607,301	$108,728,980	$5,032,830	$909,174,821	$105,091,387

62,400,000	13,925,000	7,000,000	2,900,000	2,850,000	200,001	17,480,000	3,500,000
$22.74	$30.48	$38.37	$44.35	$38.15	$25.16	$52.01	$30.03

$22.70	$30.38	$38.37	$44.32	$38.18	$25.21	$51.96	$30.06

$1,248,278,253	$415,629,154	$183,551,398	$94,247,873	$73,649,646	$4,997,196	$635,142,205	$91,548,792

$5,443,768	$89,857,246	$3,423,940	$2,018,030	$2,623,827	$7,462	$57,338,773	$6,392,520

$2,201,918	$126,074	$80,407	$120,185	$(2,606)	$284	$(21,112)	$11,824

$3,320,116	$84,016,028	$3,230,324	$1,903,371	$790,161	$-	$54,050,411	$5,944,788

69

Statements of Operations

For the six months ended April 30, 2021

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Investment income:
Unaffiliated dividend income	$2,342,733	$1,420,170	$1,214,405	$20,178,799	$4,262,065
Affiliated dividend income	383	15	28	96	2,481
Securities lending income	184,172	8,671	11,371	216,885	259,737
Foreign withholding tax	(13,902)	-	(133,859)	(1,830,517)	(475,048)

Total investment income	2,513,386	1,428,856	1,091,945	18,565,263	4,049,235

Expenses:
Unitary management fees	5,270,103	739,352	924,540	2,387,701	910,297
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Other expenses	-	-	-	-	-

Total expenses	5,270,103	739,352	924,540	2,387,701	910,297

Less: Waivers	(974)	(17)	(77)	(324)	(114)

Net expenses	5,269,129	739,335	924,463	2,387,377	910,183

Net investment income (loss)	(2,755,743)	689,521	167,482	16,177,886	3,139,052

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,890,861)	11,631,547	13,082,436	3,200,997	384,003
Affiliated investment securities	6,549	280	46	3,394	1,890
In-kind redemptions	51,026,637	4,291,049	27,141,541	12,739,429	31,901,659
Foreign currencies	(297,952)	(9,845)	(471,149)	15,540	(36,596)

Net realized gain	32,844,373	15,913,031	39,752,874	15,959,360	32,250,956

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	69,815,107	17,885,390	14,330,647	306,777,371	62,872,536
Affiliated investment securities	-	(20)	-	2	14,704
Foreign currencies	(202)	4,260	(1,207)	11,557	5,151

Change in net unrealized appreciation (depreciation)	69,814,905	17,889,630	14,329,440	306,788,930	62,892,391

Net realized and unrealized gain	102,659,278	33,802,661	54,082,314	322,748,290	95,143,347

Net increase in net assets resulting from operations	$99,903,535	$34,492,182	$54,249,796	$338,926,176	$98,282,399

(a) For the period April 20, 2021 (commencement of investment operations) through April 30, 2021.

(b) Net of foreign taxes of $1,937,722.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)(a)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$13,057,274	$1,069,546	$2,031,466	$1,496,384	$1,390,327	$10,727	$6,499,138	$1,567,189
451	125	9	4	33	-	134	9
19,792	392,456	5,859	11,133	5,959	-	13,255	3,187
(1,045,178)	(122,106)	(27,603)	(174,689)	(79,063)	(1,003)	(384,948)	(152,448)

12,032,339	1,340,021	2,009,731	1,332,832	1,317,256	9,724	6,127,579	1,417,937

3,014,046	1,320,372	900,760	311,957	-	482	-	148,629
-	-	-	-	232,368	-	2,089,690	-
-	-	-	-	27,859	-	183,907	-
-	-	-	-	9,663	-	28,065	-
-	-	-	-	22,003	-	22,499	-
-	-	-	-	5,283	-	10,118	-
-	-	-	-	33,087	-	46,337	-

3,014,046	1,320,372	900,760	311,957	330,263	482	2,380,616	148,629

(833)	(74)	(39)	(15)	(47,938)	-	(479)	(34)

3,013,213	1,320,298	900,721	311,942	282,325	482	2,380,137	148,595

9,019,126	19,723	1,109,010	1,020,890	1,034,931	9,242	3,747,442	1,269,342

1,885,846	(17,648,410)	(732,080)	744,271	875,152	-	(2,018,245)	646,235
393	1,902	111	368	29	-	2,068	13
39,515,547	55,136,338	13,215,631	3,210,803	-	-	38,864,476	7,856,206
267,980	(40,953)	(39,502)	(1,759)	1,559	1,134	(9,088)	(4,174)

41,669,766	37,448,877	12,444,160	3,953,683	876,740	1,134	36,839,211	8,498,280

247,352,078 (b)	(31,210,307)	36,025,900	33,125,753	27,727,880	22,443	155,844,470	10,505,746
-	(62)	-	(5)	13,865	-	1	-
33,122	1,847	16	13,049	6,136	(14)	(7,588)	1,525

247,385,200	(31,208,522)	36,025,916	33,138,797	27,747,881	22,429	155,836,883	10,507,271

289,054,966	6,240,355	48,470,076	37,092,480	28,624,621	23,563	192,676,094	19,005,551

$298,074,092	$6,260,078	$49,579,086	$38,113,370	$29,659,552	$32,805	$196,423,536	$20,274,893

71

Statements of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco DWA Developed Markets Momentum ETF (PIZ)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(2,755,743)	$(689,350)	$689,521	$759,634
Net realized gain (loss)	32,844,373	83,326,145	15,913,031	8,089,281
Change in net unrealized appreciation (depreciation)	69,814,905	222,739,928	17,889,630	(1,849,607)

Net increase (decrease) in net assets resulting from operations	99,903,535	305,376,723	34,492,182	6,999,308

Distributions to Shareholders from:
Distributable earnings	(6,502,078)	(56,175)	(9,047)	(1,593,829)

Shareholder Transactions:
Proceeds from shares sold	658,228,188	487,185,640	26,154,737	101,791,251
Value of shares repurchased	(103,865,204)	(259,308,888)	(18,466,676)	(127,481,016)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	554,362,984	227,876,752	7,688,061	(25,689,765)

Net increase (decrease) in net assets	647,764,441	533,197,300	42,171,196	(20,284,286)

Net assets:
Beginning of year	1,043,161,687	509,964,387	155,042,636	175,326,922

End of year	$1,690,926,128	$1,043,161,687	$197,213,832	$155,042,636

Changes in Shares Outstanding:
Shares sold	7,550,000	7,700,000	800,000	3,450,000
Shares repurchased	(1,200,000)	(4,250,000)	(550,000)	(4,700,000)
Shares outstanding, beginning of year	14,100,000	10,650,000	5,200,000	6,450,000

Shares outstanding, end of year	20,450,000	14,100,000	5,450,000	5,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco DWA Emerging Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Emerging Markets
Momentum ETF (PIE)		ex-U.S. ETF (PXF)		ex-U.S. Small-Mid ETF (PDN)		ETF (PXH)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2021	2020	2021	2020	2021	2020	2021	2020

$167,482	$1,909,667	$16,177,886	$27,610,059	$3,139,052	$6,719,592	$9,019,126	$36,608,907
39,752,874	(972,803)	15,959,360	(9,580,944)	32,250,956	(9,559,815)	41,669,766	(78,964,806)
14,329,440	144,758	306,788,930	(195,720,820)	62,892,391	(5,044,812)	247,385,200	(148,343,888)

54,249,796	1,081,622	338,926,176	(177,691,705)	98,282,399	(7,885,035)	298,074,092	(190,699,787)

(978,210)	(2,903,680)	(11,214,516)	(28,485,359)	(3,684,568)	(7,471,395)	(5,469,186)	(37,760,270)

121,568,142	72,913,003	-	232,570,059	83,192,853	97,340,230	259,985,296	125,211,353
(101,040,483)	(83,901,569)	(64,477,935)	(401,264,265)	(83,278,298)	(102,054,085)	(103,647,013)	(204,277,052)
92,277	90,225	3,348	198,122	1,477	21,102	150,800	219,884

20,619,936	(10,898,341)	(64,474,587)	(168,496,084)	(83,968)	(4,692,753)	156,489,083	(78,845,815)

73,891,522	(12,720,399)	263,237,073	(374,673,148)	94,513,863	(20,049,183)	449,093,989	(307,305,872)

155,489,117	168,209,516	871,402,736	1,246,075,884	308,106,315	328,155,498	969,843,963	1,277,149,835

$229,380,639	$155,489,117	$1,134,639,809	$871,402,736	$402,620,178	$308,106,315	$1,418,937,952	$969,843,963

5,200,000	3,800,000	-	6,900,000	2,250,000	3,750,000	11,700,000	6,100,000
(4,250,000)	(4,900,000)	(1,500,000)	(11,800,000)	(2,250,000)	(3,800,000)	(4,700,000)	(11,650,000)
7,950,000	9,050,000	25,500,000	30,400,000	10,650,000	10,700,000	55,400,000	60,950,000

8,900,000	7,950,000	24,000,000	25,500,000	10,650,000	10,650,000	62,400,000	55,400,000

73

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco Global		Invesco Global
	Clean Energy ETF (PBD)		Water ETF (PIO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2021	2020	2021	2020
Operations:
Net investment income	$19,723	$841,764	$1,109,010	$1,679,462
Net realized gain (loss)	37,448,877	12,501,289	12,444,160	11,007,695
Change in net unrealized appreciation (depreciation)	(31,208,522)	32,331,305	36,025,916	4,610,802

Net increase (decrease) in net assets resulting from operations	6,260,078	45,674,358	49,579,086	17,297,959

Distributions to Shareholders from:
Distributable earnings	(164,972)	(1,131,324)	(592,938)	(1,898,770)

Shareholder Transactions:
Proceeds from shares sold	378,201,112	45,283,634	44,136,734	26,789,094
Value of shares repurchased	(84,111,270)	(15,330,919)	(31,822,451)	(30,240,795)
Transaction fees	20,249	7,213	753	758

Net increase (decrease) in net assets resulting from share transactions ..	294,110,091	29,959,928	12,315,036	(3,450,943)

Net increase (decrease) in net assets	300,205,197	74,502,962	61,301,184	11,948,246

Net assets:
Beginning of year	124,177,728	49,674,766	207,262,003	195,313,757

End of year	$424,382,925	$124,177,728	$268,563,187	$207,262,003

Changes in Shares Outstanding:
Shares sold	10,850,000	2,250,000	1,250,000	900,000
Shares repurchased	(2,350,000)	(750,000)	(900,000)	(1,000,000)
Shares outstanding, beginning of year	5,425,000	3,925,000	6,650,000	6,750,000

Shares outstanding, end of year	13,925,000	5,425,000	7,000,000	6,650,000

(a) For the period April 20, 2021 (commencement of investment operations) through April 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco International BuyBack		Invesco MSCI Global		Invesco MSCI Green	Invesco S&P Global
AchieversTM ETF (IPKW)		Timber ETF (CUT)		Building ETF (GBLD)	Water Index ETF (CGW)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	April 30,	October 31,
2021	2020	2021	2020	2021(a)	2021	2020

$ 1,020,890	$2,020,553	$1,034,931	$1,883,167	$9,242	$3,747,442	$10,944,443
3,953,683	(9,953,422)	876,740	5,120,132	1,134	36,839,211	81,268,584
33,138,797	(629,496)	27,747,881	(6,935,436)	22,429	155,836,883	(56,067,778)

38,113,370	(8,562,365)	29,659,552	67,863	32,805	196,423,536	36,145,249

(857,627)	(2,251,674)	(1,493,991)	(3,739,205)	-	(11,646,986)	(10,607,913)

12,348,344	14,674,546	5,461,290	-	5,000,025	107,302,003	93,185,348
(13,467,968)	(53,102,278)	-	(55,361,090)	-	(93,778,162)	(149,782,350)
719	20,468	1,080	40,913	-	3,771	12,386

(1,118,905)	(38,407,264)	5,462,370	(55,320,177)	5,000,025	13,527,612	(56,584,616)

36,136,838	(49,221,303)	33,627,931	(58,991,519)	5,032,830	198,304,162	(31,047,280)

92,470,463	141,691,766	75,101,049	134,092,568	-	710,870,659	741,917,939

$128,607,301	$92,470,463	$108,728,980	$75,101,049	$5,032,830	$909,174,821	$710,870,659

300,000	450,000	150,000	-	200,001	2,160,000	2,160,000
(350,000)	(1,900,000)	-	(2,150,000)	-	(1,840,000)	(3,760,000)
2,950,000	4,400,000	2,700,000	4,850,000	-	17,160,000	18,760,000

2,900,000	2,950,000	2,850,000	2,700,000	200,001	17,480,000	17,160,000

75

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco S&P International
	Developed Quality ETF (IDHQ)
	Six Months Ended	Year Ended
	April 30,	October 31,
	2021	2020
Operations:
Net investment income	$1,269,342	$1,173,699
Net realized gain	8,498,280	2,003,926
Change in net unrealized appreciation (depreciation)	10,507,271	(1,490,100)

Net increase in net assets resulting from operations	20,274,893	1,687,525

Distributions to Shareholders from:
Distributable earnings	(944,791)	(1,194,228)

Shareholder Transactions:
Proceeds from shares sold	26,065,860	76,718,570
Value of shares repurchased	(40,328,739)	(24,920,323)
Transaction fees	3,151	3,363

Net increase (decrease) in net assets resulting from share transactions	(14,259,728)	51,801,610

Net increase in net assets	5,070,374	52,294,907

Net assets:
Beginning of year	100,021,013	47,726,106

End of year	$105,091,387	$100,021,013

Changes in Shares Outstanding:
Shares sold	900,000	3,050,000
Shares repurchased	(1,400,000)	(1,000,000)
Shares outstanding, beginning of year	4,000,000	1,950,000

Shares outstanding, end of year	3,500,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,		Two Months Ended October 31, 2018		Years Ended August 31,
			2020	2019			2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$73.98		$47.88	$40.55	$49.32		$55.00	$39.26	$29.55

Net investment income (loss)(a)	(0.16)		(0.06)	0.04	0.03		0.31	0.52	0.32
Net realized and unrealized gain (loss) on investments	9.26		26.17	7.46	(8.80)		(5.13)	15.82	10.03

Total from investment operations	9.10		26.11	7.50	(8.77)		(4.82)	16.34	10.35

Distributions to shareholders from:
Net investment income	(0.39)		(0.01)	(0.17)	-		(0.86)	(0.60)	(0.64)

Net asset value at end of period	$82.69		$73.98	$47.88	$40.55		$49.32	$55.00	$39.26

Market price at end of period	$82.48	(b)	$74.34 (b)	$47.67 (b)	$40.81	(b)	$49.36 (b)	$55.21	$39.08

Net Asset Value Total Return(c)	12.32%		54.53%	18.59%	(17.78)%		(9.05)%	42.43%	35.19%
Market Price Total Return(c)	11.49%		55.97%	17.32%	(17.32)%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,690,926		$1,043,162	$509,964	$405,541		$384,689	$209,019	$45,153
Ratio to average net assets of:
Expenses	0.70	%(d)	0.70%	0.70%	0.70	%(d)	0.65%	0.70%	0.70%
Net investment income (loss)	(0.37	)%(d)	(0.09)%	0.09%	0.39	%(d)	0.52%	1.20%	0.94%
Portfolio turnover rate(e)	26%		38%	80%	4%		21%	10%	48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$29.82		$27.18	$24.53	$27.30	$22.29	$23.36

Net investment income(a)	0.12		0.13	0.30	0.24	0.36	0.35
Net realized and unrealized gain (loss) on investments	6.25		2.77	2.70	(2.68)	5.05	(1.04)

Total from investment operations	6.37		2.90	3.00	(2.44)	5.41	(0.69)

Distributions to shareholders from:
Net investment income	-		(0.26)	(0.35)	(0.33)	(0.40)	(0.38)

Net asset value at end of period	$36.19		$29.82	$27.18	$24.53	$27.30	$22.29

Market price at end of period(b)	$36.06		$29.77	$27.10	$24.47	$27.35	$22.27

Net Asset Value Total Return(c)	21.37%		10.82%	12.31%	(9.09)%	24.58%	(2.97)%
Market Price Total Return(c)	21.14%		10.96%	12.25%	(9.48)%	24.91%	(2.43)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$197,214		$155,043	$175,327	$223,182	$232,084	$173,891
Ratio to average net assets of:
Expenses	0.80	%(d)	0.80%	0.81%	0.80%	0.81%	0.81%
Net investment income	0.75	%(d)	0.47%	1.18%	0.88%	1.46%	1.50%
Portfolio turnover rate(e)	89%		115%	106%	94%	98%	124%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$19.56		$18.59	$16.12		$19.48	$16.11	$16.02

Net investment income(a)	0.02		0.23	0.36	(b)	0.40	0.28	0.16
Net realized and unrealized gain (loss) on investments	6.30		1.07	2.51		(3.29)	3.34	0.14	(c)

Total from investment operations	6.32		1.30	2.87		(2.89)	3.62	0.30

Distributions to shareholders from:
Net investment income	(0.12)		(0.34)	(0.41)		(0.49)	(0.26)	(0.21)
Return of capital	-		-	-		-	-	(0.01)

Total distributions	(0.12)		(0.34)	(0.41)		(0.49)	(0.26)	(0.22)

Transaction fees(a)	0.01		0.01	0.01		0.02	0.01	0.01

Net asset value at end of period	$25.77		$19.56	$18.59		$16.12	$19.48	$16.11

Market price at end of period(d)	$25.57		$19.60	$18.51		$16.08	$19.54	$16.10

Net Asset Value Total Return(e)	32.46%		7.08%	18.23%		(15.11)%	22.72%	2.00	%(c)
Market Price Total Return(e)	31.16%		7.77%	18.03%		(15.58)%	23.18%	2.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$229,381		$155,489	$168,210		$192,660	$212,377	$183,668
Ratio to average net assets of:
Expenses	0.90	%(f)	0.90%	0.91	%(g)	0.90%	0.90%	0.90%
Net investment income	0.16	%(f)	1.25%	2.13	%(b)(g)	2.01%	1.67%	1.04%
Portfolio turnover rate(h)	109%		155%	158%		163%	174%	160%

(a)	Based on average shares outstanding.
(b)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.24 and 1.39%, respectively.

(c)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.10 and total return would have been lower.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$34.17		$40.99	$40.04	$44.66	$36.74	$38.60

Net investment income(a)	0.66		0.94	1.45	1.34	1.20	1.09
Net realized and unrealized gain (loss) on investments	12.91		(6.85)	1.10	(4.56)	7.98	(1.82)

Total from investment operations	13.57		(5.91)	2.55	(3.22)	9.18	(0.73)

Distributions to shareholders from:
Net investment income	(0.46)		(0.92)	(1.60)	(1.40)	(1.26)	(1.13)

Transaction fees(a)	0.00	(b)	0.01	0.00 (b)	0.00 (b)	-	-

Net asset value at end of period	$47.28		$34.17	$40.99	$40.04	$44.66	$36.74

Market price at end of period(c)	$47.23		$34.25	$40.86	$39.98	$44.81	$36.68

Net Asset Value Total Return(d)	39.72%		(14.26)%	6.58%	(7.45)%	25.38%	(1.73)%
Market Price Total Return(d)	39.32%		(13.80)%	6.41%	(7.92)%	25.99%	(1.24)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,134,640		$871,403	$1,246,076	$1,275,422	$1,214,850	$938,650
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.05	%(e)	2.57%	3.64%	3.02%	2.95%	3.05%
Portfolio turnover rate(f)	16%		11%	15%	10%	13%	14%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.93		$30.67	$29.48	$33.33	$27.37	$26.60

Net investment income(a)	0.29		0.60	0.70	0.75	0.59	0.53
Net realized and unrealized gain (loss) on investments	8.93		(1.70)	1.24	(3.66)	5.99	0.86

Total from investment operations	9.22		(1.10)	1.94	(2.91)	6.58	1.39

Distributions to shareholders from:
Net investment income	(0.35)		(0.64)	(0.75)	(0.94)	(0.62)	(0.62)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	-	-

Net asset value at end of period	$37.80		$28.93	$30.67	$29.48	$33.33	$27.37

Market price at end of period(c)	$37.83		$28.94	$30.42	$29.48	$33.44	$27.30

Net Asset Value Total Return(d)	31.95%		(3.36)%	6.72%	(9.05)%	24.36%	5.37%
Market Price Total Return(d)	32.00%		(2.53)%	5.85%	(9.36)%	25.09%	4.87%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$402,620		$308,106	$328,155	$291,863	$206,657	$162,854
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	1.69	%(e)	2.09%	2.36%	2.25%	1.98%	2.01%
Portfolio turnover rate(f)	31%		26%	27%	21%	19%	25%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020		2019		2018	2017		2016
Per Share Operating Performance:
Net asset value at beginning of period	$17.51		$20.95		$20.02		$21.66	$18.81		$15.44

Net investment income(a)	0.16		0.59		0.72		0.73	0.57		0.42
Net realized and unrealized gain (loss) on investments.	5.17		(3.40)		0.92		(1.66)	2.81		3.37

Total from investment operations	5.33		(2.81)		1.64		(0.93)	3.38		3.79

Distributions to shareholders from:
Net investment income	(0.10)		(0.63)		(0.71)		(0.71)	(0.53)		(0.42)

Transaction fees(a)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)	-		-

Net asset value at end of period	$22.74		$17.51		$20.95		$20.02	$21.66		$18.81

Market price at end of period(c)	$22.70		$17.51		$20.93		$20.03	$21.62		$18.80

Net Asset Value Total Return(d)	30.46%		(13.44)%		8.31%		(4.44)%	18.10%		25.08%
Market Price Total Return(d)	30.23%		(13.36)%		8.14%		(4.22)%	17.94%		25.57%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,418,938		$969,844		$1,277,150		$1,129,333	$967,201		$625,398
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)	0.49	%(f)	0.49	%(f)	0.48%	0.48	%(f)	0.48%
Expenses, prior to Waivers	0.49	%(e)	0.49	%(f)	0.49	%(f)	0.49%	0.49	%(f)	0.49%
Net investment income	1.47	%(e)	3.14%		3.48%		3.30%	2.84%		2.66%
Portfolio turnover rate(g)	27%		22%		29%		16%	24%		16%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$22.89		$12.66	$10.97		$13.08	$10.65	$11.46

Net investment income(a)	0.00		0.19	0.21		0.18	0.23	0.20
Net realized and unrealized gain (loss) on investments	7.61		10.30	1.72		(2.07)	2.39	(0.80	)(b)

Total from investment operations	7.61		10.49	1.93		(1.89)	2.62	(0.60)

Distributions to shareholders from:
Net investment income	(0.02)		(0.26)	(0.24)		(0.22)	(0.19)	(0.21)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	-	-

Net asset value at end of period	$30.48		$22.89	$12.66		$10.97	$13.08	$10.65

Market price at end of period(d)	$30.38		$22.92	$12.56		$10.95	$13.07	$10.62

Net Asset Value Total Return(e)	33.24%		84.06%	17.86%		(14.69)%	24.90%	(5.29	)%(b)
Market Price Total Return(e)	32.63%		85.77%	17.16%		(14.78)%	25.17%	(5.56)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$424,383		$124,178	$49,675		$49,661	$60,499	$56,152
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%	0.77	%(g)	0.75%	0.75%	0.75%
Net investment income	0.01	%(f)	1.20%	1.74	%(g)	1.43%	1.98%	1.83%
Portfolio turnover rate(h)	48%		56%	59%		46%	40%	57%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.83) and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights–(continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$31.17		$28.94	$23.73		$25.27	$21.32	$21.89

Net investment income(a)	0.16		0.25	0.38		0.45	0.28	0.34
Net realized and unrealized gain (loss) on investments	7.13		2.27	5.25		(1.54)	3.95	(0.60)

Total from investment operations	7.29		2.52	5.63		(1.09)	4.23	(0.26)

Distributions to shareholders from:
Net investment income	(0.09)		(0.29)	(0.42)		(0.45)	(0.28)	(0.31)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	-	-

Net asset value at end of period	$38.37		$31.17	$28.94		$23.73	$25.27	$21.32

Market price at end of period(c)	$38.37		$31.18	$28.84		$23.69	$25.25	$21.29

Net Asset Value Total Return(d)	23.41%		8.76%	23.90%		(4.45)%	20.01%	(1.14)%
Market Price Total Return(d)	23.37%		9.16%	23.68%		(4.53)%	20.08%	(0.78)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$268,563		$207,262	$195,314		$164,916	$200,862	$188,665
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.76	%(f)	0.75%	0.75%	0.74%
Net investment income	0.92	%(e)	0.86%	1.45	%(f)	1.77%	1.22%	1.62%
Portfolio turnover rate(g)	12%		30%	32%		34%	34%	67%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights–(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$31.35		$32.20	$31.00	$35.31	$27.94	$27.02

Net investment income(a)	0.36		0.57	0.76	0.69	0.47	0.74	(b)
Net realized and unrealized gain (loss) on investments	12.94		(0.82)	1.38	(4.28)	7.28	0.89

Total from investment operations	13.30		(0.25)	2.14	(3.59)	7.75	1.63

Distributions to shareholders from:
Net investment income	(0.30)		(0.61)	(0.94)	(0.73)	(0.38)	(0.71)

Transaction fees(a)	0.00	(c)	0.01	0.00 (c)	0.01	-	-

Net asset value at end of period	$44.35		$31.35	$32.20	$31.00	$35.31	$27.94

Market price at end of period(d)	$44.32		$31.42	$32.05	$30.96	$35.47	$28.02

Net Asset Value Total Return(e)	42.51%		(0.30)%	7.10%	(10.40)%	28.03%	6.25%
Market Price Total Return(e)	42.09%		0.37%	6.74%	(10.96)%	28.24%	6.78%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$128,607		$92,470	$141,692	$243,373	$197,735	$92,202
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.80	%(f)	1.86%	2.44%	1.90%	1.47%	2.76	%(b)
Portfolio turnover rate(g)	10%		88%	99%	121%	118%	106%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.90%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights–(continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,			Five Months Ended October 31, 2018		Years Ended May 31,
			2020	2019				2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.82		$27.65	$27.98		$33.50		$27.57	$23.63	$26.28

Net investment income(a)	0.38		0.53	0.72		0.20		0.63	0.47	0.67
Net realized and unrealized gain (loss) on investments	10.50		0.40	(0.23)		(5.72)		5.80	3.99	(2.96)

Total from investment operations	10.88		0.93	0.49		(5.52)		6.43	4.46	(2.29)

Distributions to shareholders from:
Net investment income	(0.55)		(0.77)	(0.82)		-		(0.50)	(0.52)	(0.36)

Transaction fees(a)	0.00	(b)	0.01	0.00	(b)	0.00	(b)	-	-	-

Net asset value at end of period	$38.15		$27.82	$27.65		$27.98		$33.50	$27.57	$23.63

Market price at end of period	$38.18	(c)	$27.81 (c)	$27.56	(c)	$27.94	(c)	$33.54 (c)	$27.52	$23.59

Net Asset Value Total Return(d)	39.43%		3.29%	2.32%		(16.48)%		23.42%	19.09%	(8.72)%
Market Price Total Return(d)	39.59%		3.60%	2.14%		(16.70)%		23.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$108,729		$75,101	$134,093		$173,463		$236,190	$190,203	$163,060
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.55%	0.56	%(f)	0.55	%(e)	0.55%	0.57%	0.60%
Expenses, prior to Waivers	0.71	%(e)	0.72%	0.68	%(f)	0.64	%(e)	0.67%	0.70%	0.75%
Net investment income	2.23	%(e)	2.00%	2.70	%(f)	1.50	%(e)	2.02%	1.85%	2.83%
Portfolio turnover rate(g)	8%		10%	18%		4%		10%	8%	60%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights–(continued)

Invesco MSCI Green Building ETF (GBLD)

	For the Period April 20, 2021(a) Through April 30, 2021 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.05
Net realized and unrealized gain on investments	0.11

Total from investment operations	0.16

Net asset value at end of period	$25.16

Market price at end of period(c)	$25.21

Net Asset Value Total Return(d)	0.64	%(e)
Market Price Total Return(d)	0.84	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,033
Ratio to average net assets of:
Expenses	0.39	%(f)
Net investment income	7.49	%(f)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to April 30, 2021 was 1.05%. The market price total return from Fund Inception to April 30, 2021 was 1.25%.

(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,		Two Months Ended October 31, 2018		Years Ended August 31,
			2020	2019			2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$41.43		$39.55	$32.32	$35.28		$33.38	$30.27	$26.67

Net investment income(a)	0.21		0.63	0.64	0.04		0.59	0.61	0.54
Net realized and unrealized gain (loss) on investments	11.03		1.86	7.26	(3.00)		1.92	2.97	3.51

Total from investment operations	11.24		2.49	7.90	(2.96)		2.51	3.58	4.05

Distributions to shareholders from:
Net investment income	(0.66)		(0.61)	(0.67)	-		(0.61)	(0.47)	(0.45)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	-	-	-

Net asset value at end of period	$52.01		$41.43	$39.55	$32.32		$35.28	$33.38	$30.27

Market price at end of period	$51.96	(c)	$41.54 (c)	$39.54 (c)	$32.27	(c)	$35.23 (c)	$33.46	$30.32

Net Asset Value Total Return(d)	27.35%		6.31%	25.10%	(8.39)%		7.51%	12.09%	15.40%
Market Price Total Return(d)	26.89%		6.62%	25.27%	(8.40)%		7.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$909,175		$710,871	$741,918	$531,298		$594,105	$610,253	$432,244
Ratio to average net assets of:
Expenses	0.57	%(e)	0.57%	0.59%	0.60	%(e)	0.62%	0.63%	0.64%
Net investment income	0.90	%(e)	1.61%	1.82%	0.67	%(e)	1.71%	1.98%	1.93%
Portfolio turnover rate(f)	8%		15%	13%	5%		13%	8%	6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights–(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2021 (Unaudited)		Years Ended October 31,
			2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$25.01		$24.47	$21.36		$23.50	$19.65	$20.19

Net investment income(a)	0.36		0.46	0.54		0.58	0.45	0.41
Net realized and unrealized gain (loss) on investments	4.93		0.55	3.16		(2.18)	3.88	(0.54	)(b)

Total from investment operations	5.29		1.01	3.70		(1.60)	4.33	(0.13)

Distributions to shareholders from:
Net investment income	(0.27)		(0.47)	(0.59)		(0.54)	(0.48)	(0.41)

Transaction fees(a)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	-	-

Net asset value at end of period	$30.03		$25.01	$24.47		$21.36	$23.50	$19.65

Market price at end of period(d)	$30.06		$25.00	$24.53		$21.31	$23.71	$19.61

Net Asset Value Total Return(e)	21.21%		4.42%	17.58%		(7.00)%	22.36%	(0.62	)%(b)
Market Price Total Return(e)	21.37%		4.09%	18.14%		(8.05)%	23.70%	(0.59)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$105,091		$100,021	$47,726		$32,039	$28,203	$20,628
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.31	%(g)	0.29%	0.31%	0.45%
Net investment income	2.48	%(f)	1.83%	2.38	%(g)	2.47%	2.10%	2.09%
Portfolio turnover rate(h)	20%		42%	54%		54%	49%	165%

(a)	Based on average shares outstanding.
(b)

Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.71) and total return would have been lower.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(h)

Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Technology ETF (CQQQ)	“China Technology ETF”
Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”
Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”
Invesco MSCI Green Building ETF (GBLD)	“MSCI Green Building ETF”
Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
DWA Developed Markets Momentum ETF	The Nasdaq Stock Market
DWA Emerging Markets Momentum ETF	The Nasdaq Stock Market
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market
International BuyBack AchieversTM ETF	The Nasdaq Stock Market
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
S&P Global Water Index ETF	S&P Global Water Index

S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of

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the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global

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economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

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Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for the Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates ESG factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.	Dividends and Distributions to Shareholders

Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel

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for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral

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invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)
China Technology ETF	0.70%
DWA Developed Markets Momentum ETF	0.80%
DWA Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Green Building ETF	0.39%
S&P International Developed Quality ETF	0.29%

Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees
(as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%

The Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each of those Funds (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) from exceeding the percentage of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2023. Neither the Adviser nor the Funds can discontinue the agreement prior to its expiration.

Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%

Prior to December 31, 2020, the Adviser agreed to reimburse MSCI Global Timber ETF in the amount equal to the licensing fees that the Fund paid that caused the Fund’s operating expenses (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) to exceed 0.55% of its average daily net assets.

Each Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that a Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by such Fund. Therefore, through at least August 31, 2023, the Adviser has agreed to waive the a portion of each Fund’s

97

management fee in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments or (ii) the Advisory Fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. These fees are not subject to recapture. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2021, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

China Technology ETF	$974
DWA Developed Markets Momentum ETF	17
DWA Emerging Markets Momentum ETF	77
FTSE RAFI Developed Markets ex-U.S. ETF	324
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	114
FTSE RAFI Emerging Markets ETF	833
Global Clean Energy ETF	74
Global Water ETF	39
International BuyBack AchieversTM ETF	15
MSCI Global Timber ETF	47,938
MSCI Green Building ETF	-
S&P Global Water Index ETF	479
S&P International Developed Quality ETF	34

The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expense were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2021 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	5/31/21	10/31/21	10/31/22	10/31/23
MSCI Global Timber ETF	$480,454	$53,954	$76,595	$190,541	$159,364

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Technology ETF	FTSE International Ltd.
DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

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The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2021, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

China Technology ETF	$1,633
DWA Emerging Markets Momentum ETF	3,795
Global Clean Energy ETF	4,876
International BuyBack AchieversTM ETF	438
MSCI Global Timber ETF	609

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended April 30, 2021, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
Global Clean Energy ETF	$5,645,478	$3,503,937	$(66,168)

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2021, for each Fund (except for MSCI Green Building ETF). As of April 30, 2021, all of the securities in MSCI Green Building ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,691,740,640	$-	$0	$1,691,740,640
Money Market Funds	-	110,299,873	-	110,299,873

Total Investments	$1,691,740,640	$110,299,873	$0	$1,802,040,513

DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$196,941,680	$-	$-	$196,941,680
Money Market Funds	-	17,217,200	-	17,217,200

Total Investments	$196,941,680	$17,217,200	$-	$214,158,880

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	Level 1	Level 2	Level 3	Total
DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,937,741	$-	$213,512	$228,151,253
Exchange-Traded Funds	1,536,322	-	-	1,536,322
Money Market Funds	-	4,663,558	-	4,663,558

Total Investments	$229,474,063	$4,663,558	$213,512	$234,351,133

FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,126,379,601	$726,691	$0	$1,127,106,292
Money Market Funds	506,950	79,555,614	-	80,062,564

Total Investments	$1,126,886,551	$80,282,305	$0	$1,207,168,856

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$401,183,113	$59,629	$10,205	$401,252,947
Money Market Funds	-	35,193,002	-	35,193,002

Total Investments	$401,183,113	$35,252,631	$10,205	$436,445,949

FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,413,506,208	$-	$2,155,565	$1,415,661,773
Money Market Funds	1,942,573	3,501,195	-	5,443,768

Total Investments	$1,415,448,781	$3,501,195	$2,155,565	$1,421,105,541

Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$424,415,994	$86,477	$-	$424,502,471
Money Market Funds	-	89,857,247	-	89,857,247

Total Investments	$424,415,994	$89,943,724	$-	$514,359,718

Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$268,038,562	$-	$0	$268,038,562
Money Market Funds	-	3,423,940	-	3,423,940

Total Investments	$268,038,562	$3,423,940	$0	$271,462,502

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,580,281	$-	$-	$128,580,281
Money Market Funds	-	2,018,030	-	2,018,030

Total Investments	$128,580,281	$2,018,030	$-	$130,598,311

MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,317,059	$-	$0	$108,317,059
Exchange-Traded Funds	113,836	-	-	113,836
Money Market Funds	181,022	2,338,105	-	2,519,127

Total Investments	$108,611,917	$2,338,105	$0	$110,950,022

S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$910,272,518	$-	$-	$910,272,518
Money Market Funds	-	57,338,774	-	57,338,774

Total Investments	$910,272,518	$57,338,774	$-	$967,611,292

S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,451,333	$-	$-	$104,451,333
Money Market Funds	73,054	6,319,466	-	6,392,520

Total Investments	$104,524,387	$6,319,466	$-	$110,843,853

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NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of October 31, 2020:

	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$5,186,706	$84,897,187	$90,083,893
DWA Developed Markets Momentum ETF	130,928,341	668,082	131,596,423
DWA Emerging Markets Momentum ETF	126,141,902	-	126,141,902
FTSE RAFI Developed Markets ex-U.S. ETF	6,906,639	101,444,851	108,351,490
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	8,057,944	35,315,187	43,373,131
FTSE RAFI Emerging Markets ETF	18,094,513	150,409,202	168,503,715
Global Clean Energy ETF	10,159,214	58,353,386	68,512,600
Global Water ETF	38,485,787	10,263,069	48,748,856
International BuyBack AchieversTM ETF	49,326,511	5,001,085	54,327,596
MSCI Global Timber ETF	12,266,326	9,434,401	21,700,727
S&P Global Water Index ETF	1,328,032	14,458,977	15,787,009
S&P International Developed Quality ETF	3,903,911	2,214,378	6,118,289

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Technology ETF	$677,566,785	$380,082,273
DWA Developed Markets Momentum ETF	162,740,423	162,019,669
DWA Emerging Markets Momentum ETF	300,159,822	234,138,494
FTSE RAFI Developed Markets ex-U.S. ETF	169,815,265	172,919,347
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	118,194,700	111,742,058
FTSE RAFI Emerging Markets ETF	465,655,351	322,768,561
Global Clean Energy ETF	188,428,986	160,343,901
Global Water ETF	30,890,751	27,898,048
International BuyBack AchieversTM ETF	12,399,484	11,471,087
MSCI Global Timber ETF	7,312,409	7,502,916
MSCI Green Building ETF*	4,997,196	-
S&P Global Water Index ETF	68,612,242	72,152,503
S&P International Developed Quality ETF	20,835,404	20,614,175

*	For the period April 20, 2021 (commencement of investment operations) through April 30, 2021.

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	Cost of	Value of
	Securities	Securities
	Received	Delivered
China Technology ETF	$343,599,788	$96,210,432
DWA Developed Markets Momentum ETF	25,112,295	17,892,718
DWA Emerging Markets Momentum ETF	45,381,938	92,123,519
FTSE RAFI Developed Markets ex-U.S. ETF	-	59,850,441

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	Cost of	Value of
	Securities	Securities
	Received	Delivered
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	$74,614,036	$82,182,762
FTSE RAFI Emerging Markets ETF	109,724,700	95,332,950
Global Clean Energy ETF	349,518,491	83,499,667
Global Water ETF	41,900,399	32,152,309
International BuyBack AchieversTM ETF	11,832,492	13,184,488
MSCI Global Timber ETF	4,904,174	-
MSCI Green Building ETF*	-	-
S&P Global Water Index ETF	105,030,254	93,825,649
S&P International Developed Quality ETF	25,527,447	39,826,530

*	For the period April 20, 2021 (commencement of investment operations) through April 30, 2021.

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	(Depreciation)	Appreciation	Cost
China Technology ETF	$345,293,151	$(87,458,817)	$257,834,334	$1,544,206,179
DWA Developed Markets Momentum ETF	37,301,690	(1,908,362)	35,393,328	178,765,552
DWA Emerging Markets Momentum ETF	46,437,752	(5,943,821)	40,493,931	193,857,202
FTSE RAFI Developed Markets ex-U.S. ETF	220,515,142	(124,022,598)	96,492,544	1,110,676,312
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	79,846,762	(25,717,856)	54,128,906	382,317,043
FTSE RAFI Emerging Markets ETF	260,712,185	(130,202,136)	130,510,049	1,290,595,492
Global Clean Energy ETF	43,759,703	(35,504,406)	8,255,297	506,104,421
Global Water ETF	84,933,920	(1,754,493)	83,179,427	188,283,075
International BuyBack AchieversTM ETF	34,605,340	(521,450)	34,083,890	96,514,421
MSCI Global Timber ETF	36,446,538	(3,259,199)	33,187,339	77,762,683
MSCI Green Building ETF*	64,220	(41,777)	22,443	5,004,658
S&P Global Water Index ETF	281,685,144	(15,279,476)	266,405,668	701,205,624
S&P International Developed Quality ETF	14,845,961	(2,357,566)	12,488,395	98,355,458

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until it’s fiscal year-end reporting period.

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the following Funds’ unitary management fee, pays for such compensation for China Technology ETF, DWA Developed Markets Momentum ETF, DWA Emerging Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, FTSE RAFI Emerging Markets ETF, Global Clean Energy ETF, Global Water ETF, International BuyBack Achievers™ ETF, MSCI Green Building ETF and S&P International Developed Quality ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

102

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

NOTE 10–Significant Event

On November 12 2020, President Trump issued an Executive Order (the “Order”) prohibiting investment activity by U.S. persons, which includes the Funds, in relation to certain companies designated by the U.S. Department of Defense as being backed by, and providing funding to, the Chinese military (the “Sanctioned Companies”). Beginning January 11, 2021, all transactions in public securities, or any securities that are derivative of, or are designed to provide investment exposure to such securities, of any of the Sanctioned Companies (the “Sanctioned Securities”) are prohibited. In addition, any of the Sanctioned Securities held by the Funds as of January 11, 2021 are permitted to be sold only through November 11, 2021, although the consequences of continuing to hold Sanctioned Securities beyond November 11, 2021 are currently unclear. The Funds’ holdings in the Sanctioned Securities may adversely impact the Funds’ performance. The extent of the impact will depend on future developments, including the Funds’ ability to sell the Sanctioned Securities, uncertainties on valuation of the Sanctioned Securities, modifications to the Order and/or interpretations thereof (including which companies are considered Sanctioned Companies), and the duration of the Order, all of which are highly uncertain and cannot be predicted. At October 31, 2020, China Technology ETF held investments in Sanctioned Securities which represented approximately 10% of the China Technology ETF’s net assets.

103

Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco China Technology ETF, Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF, MSCI Green Building ETF and Invesco S&P International Developed Quality ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

In addition to the fees and expenses which the Invesco FTSE RAFI Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco China Technology ETF (CQQQ)

Actual	$1,000.00	$1,123.20	0.70%	$3.69

Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51

104

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)

Invesco DWA Developed Markets Momentum ETF (PIZ)

Actual	$1,000.00	$1,213.70	0.80%	$4.39

Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01

Invesco DWA Emerging Markets Momentum ETF (PIE)

Actual	1,000.00	1,324.60	0.90	5.19

Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Actual	1,000.00	1,397.20	0.45	2.67

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Actual	1,000.00	1,319.50	0.49	2.82

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco FTSE RAFI Emerging Markets ETF (PXH)

Actual	1,000.00	1,304.60	0.49	2.80

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco Global Clean Energy ETF (PBD)

Actual	1,000.00	1,332.40	0.75	4.34

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco Global Water ETF (PIO)

Actual	1,000.00	1,234.10	0.75	4.15

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco International BuyBack AchieversTM ETF (IPKW)

Actual	1,000.00	1,425.10	0.55	3.31

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76

Invesco MSCI Global Timber ETF (CUT)

Actual	1,000.00	1,394.30	0.61	3.62

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

Invesco MSCI Green Building ETF (GBLD)

Actual	1,000.00	1,006.40(2)	0.39	0.12(3)

Hypothetical (5% return before expenses)	1,000.00	1,022.86(2)	0.39	1.96(3)

Invesco S&P Global Water Index ETF (CGW)

Actual	1,000.00	1,273.50	0.57	3.21

Hypothetical (5% return before expenses)	1,000.00	1,021.97	0.57	2.86

Invesco S&P International Developed Quality ETF (IDHQ)

Actual	1,000.00	1,212.10	0.29	1.59

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)

The actual ending account value is based on the actual total return of the Fund for the period April 20, 2021 (commencement of investment operations) through April 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

(3)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 20, 2021 (commencement of investment operations) to April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 11/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

105

Approval of Investment Advisory Contracts

At a meeting held on March 12, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Green Building ETF (the “Fund”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees noted that the Fund’s portfolio managers also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the Fund’s portfolio managers. The Trustees also noted other information the Board received and considered at its March 12, 2021 meeting describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees also considered fee and expense data on two Adviser-identified select peers.

The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses. The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:

		Open-End Index	Open-End Active
	ETF Peer Group	Fund Peer Group	Fund Peer Group	Select Peer Group
Fund	(Number of Peers)	(Number of Peers)	(Number of Peers)	(Number of Peers)
Invesco MSCI Green Building ETF	Lower than	Equal to	Lower than	Lower than
	median (5)	median (3)	median (35)	median (2)

Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations. However, the Trustees noted other information the Board received and considered at its March 12, 2021 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect

106

Approval of Investment Advisory Contracts–(continued)

economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed unitary advisory fee rate for the Fund is reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees considered that the Adviser identified no additional benefits that it would derive from its relationship with the Fund, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees and advisory fees for affiliated money market cash management vehicles. The Board concluded that the Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for the Fund. No single factor was determinative in the Board’s analysis.

107

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed High Dividend Low Volatility ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Quality ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Water ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Industrials ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Information Technology ETF
Invesco Preferred ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Materials ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM MSCI USA ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Senior Loan ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Taxable Municipal Bond ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Treasury Collateral ETF
Invesco Russell 1000 Equal Weight ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Low Beta Equal Weight ETF	Invesco VRDO Tax-Free ETF

Also at the April 15, 2021 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of

108

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2020, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the ten-year period for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for the Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04%: Invesco PureBetaSM MSCI USA ETF

●	0.05%: Invesco PureBetaSM US Aggregate Bond ETF

●	0.06%: Invesco PureBetaSM MSCI USA Small Cap ETF

●	0.07%: Invesco PureBetaSM 0-5 Yr US TIPS ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF

●	0.08%: Invesco Treasury Collateral ETF

●	0.10%: Invesco S&P 500 Minimum Variance ETF

●	0.13%: Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

●	0.14%: Invesco PureBetaSM FTSE Emerging Markets ETF

●	0.20%: Invesco Russell 1000 Equal Weight ETF

●	0.22%: Invesco Fundamental Investment Grade Corporate Bond ETF

109

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●

0.25%: Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free ETF

●	0.28%: Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

●

0.29%: Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

●	0.30%: Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

●

0.35%: Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF

●	0.39%: Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

●	0.45%: Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF

●	0.49%: Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

●

0.50%: Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

●	0.55%: Invesco International BuyBack Achievers™ ETF

●	0.60%: Invesco DWA SmallCap Momentum ETF

●	0.65%: Invesco Senior Loan ETF

●	0.70%: Invesco China Technology ETF

●	0.75%: Invesco Global Clean Energy ETF, Invesco Global Water ETF

●	0.80%: Invesco DWA Developed Markets Momentum ETF

●	0.90%: Invesco DWA Emerging Markets Momentum ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

110

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF		X	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		N/A	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF			X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF			X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco Russell 1000 Low Beta Equal Weight ETF			X

Invesco S&P 500 Enhanced Value ETF	X		X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X

Invesco S&P 500® High Beta ETF	X		X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X

Invesco S&P International Developed Low Volatility ETF	X		X

Invesco S&P International Developed Momentum ETF	X	N/A	X

Invesco S&P International Developed Quality ETF	X	N/A	X

Invesco S&P MidCap 400 Revenue ETF			X

111

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco S&P MidCap Low Volatility ETF	X		X

Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X		X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X		X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	X	X	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

112

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12 and April 15, 2021 Board meetings, and Invesco Advisers, Inc., in connection with the April 15, 2021 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

113

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

114

Approval of Investment Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2020, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds business of Guggenheim Capital LLC (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement and concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee, and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2023, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.63% for Invesco S&P Global Water Index ETF; and

●	0.65% for Invesco Solar ETF.

The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. databases on the net advisory fees and net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) actively-managed funds and open-end (non-ETF) index funds, noting that comparative information for open-end (non-ETF) index peer funds was only available for Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF. The Trustees noted that each Fund’s, except for Invesco S&P Global Water Index ETF, contractual advisory fee was higher than the median net advisory fees of its ETF peer funds. The Trustees noted that Invesco S&P Global Water Index ETF’s contractual

115

Approval of Investment Advisory Contracts–(continued)

advisory fee was lower than, and Invesco MSCI Global Timber ETF’s contractual advisory fee was higher than, the median net advisory fee of its open-end index peer fund. The Trustees noted that each Fund’s, except for Invesco Solar ETF, contractual advisory fee was lower than the median net advisory fees of its open-end actively-managed peer funds.

The Trustees noted that each Fund’s, except for Invesco S&P Global Water Index ETF, net expense ratio was higher than the median net expense ratio of its ETF peer funds. The Trustees noted that Invesco S&P Global Water Index ETF’s net expense ratio was lower than, and Invesco MSCI Global Timber ETF’s net expense ratio was higher than, the median net expense ratio of its open-end index peer fund. The Trustees noted that each Fund’s net expense ratio was lower than the median net expense ratio of its open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco Solar ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, noting that the Adviser indicated that none of the other investment products have comparable investment strategies to the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

116

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2021
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global Short Term High Yield Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 12, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.53%
Angola-2.76%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$24,805,000	$25,549,150
9.38%, 05/08/2048(a)	25,270,000	26,110,379
9.13%, 11/26/2049(a)	25,541,000	25,907,130

		77,566,659

Bahrain-2.58%
Bahrain Government International Bond
6.00%, 09/19/2044(a)	25,526,000	23,931,901
7.50%, 09/20/2047(a)	22,642,000	23,995,313
6.25%, 01/25/2051(a)	26,110,000	24,539,614

		72,466,828

Belarus-2.58%
Republic of Belarus International Bond
7.63%, 06/29/2027(a)	22,950,000	23,872,475
6.20%, 02/28/2030(a)(b)	3,900,000	3,728,302
Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031(a)	46,960,000	44,844,922

		72,445,699

Brazil-2.70%
Brazilian Government International Bond
5.63%, 01/07/2041	23,766,000	25,577,920
5.63%, 02/21/2047	23,882,000	25,269,663
4.75%, 01/14/2050	26,616,000	25,045,656

		75,893,239

Chile-2.70%
Chile Government International Bond
3.13%, 01/21/2026(b)	34,817,000	37,733,272
3.86%, 06/21/2047	34,784,000	38,116,655

		75,849,927

China-2.66%
China Government International Bond
2.75%, 12/03/2039(a)	24,800,000	24,844,506
4.00%, 10/19/2048(a)	20,320,000	24,912,380
2.25%, 10/21/2050(a)(b)	27,840,000	24,908,547

		74,665,433

Colombia-2.63%
Colombia Government International Bond
7.38%, 09/18/2037	18,399,000	24,466,438
6.13%, 01/18/2041	20,645,000	24,774,413
5.63%, 02/26/2044	21,774,000	24,768,796

		74,009,647

Costa Rica-2.74%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	27,724,000	25,921,940
7.00%, 04/04/2044(a)	24,850,000	25,595,749
7.16%, 03/12/2045(a)	24,671,000	25,596,162

		77,113,851

Dominican Republic-2.71%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	20,650,000	24,986,500

	Principal Amount	Value
Dominican Republic-(continued)
6.85%, 01/27/2045(a)	$22,415,000	$25,553,100
6.50%, 02/15/2048(a)(b)	23,277,000	25,662,892

		76,202,492

Egypt-2.64%
Egypt Government International Bond
8.50%, 01/31/2047(a)	24,161,000	25,002,431
7.90%, 02/21/2048(a)	25,534,000	25,177,801
8.70%, 03/01/2049(a)	23,065,000	24,104,009

		74,284,241

El Salvador-2.85%
El Salvador Government International Bond
8.63%, 02/28/2029(a)	23,964,000	26,905,581
7.65%, 06/15/2035(a)	25,075,000	26,363,855
9.50%, 07/15/2052(a)	23,640,000	26,890,500

		80,159,936

Guatemala-2.63%
Guatemala Government Bond
4.38%, 06/05/2027(a)(b)	22,800,000	24,876,168
4.88%, 02/13/2028(a)	22,200,000	24,914,172
5.38%, 04/24/2032(a)(b)	20,790,000	24,064,425

		73,854,765

Hungary-2.59%
Hungary Government International Bond
5.38%, 03/25/2024	32,427,000	36,824,750
7.63%, 03/29/2041	22,287,000	36,000,637

		72,825,387

Indonesia-2.68%
Indonesia Government International Bond
6.63%, 02/17/2037(a)	18,583,000	25,042,853
7.75%, 01/17/2038(a)	16,888,000	25,128,623
6.75%, 01/15/2044(a)	17,454,000	25,169,512

		75,340,988

Jordan-2.58%
Jordan Government International Bond
5.75%, 01/31/2027(a)	23,125,000	24,615,406
5.85%, 07/07/2030(a)	23,390,000	24,320,244
7.38%, 10/10/2047(a)	22,401,000	23,608,302

		72,543,952

Kazakhstan-2.65%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)(b)	21,409,000	24,987,814
4.88%, 10/14/2044(a)(b)	20,138,000	24,696,841
6.50%, 07/21/2045(a)	17,061,000	24,706,887

		74,391,542

Kenya-2.63%
Kenya Government International Bond
6.88%, 06/24/2024(a)	22,392,000	24,886,693
7.25%, 02/28/2028(a)	22,682,000	24,665,745
8.25%, 02/28/2048(a)(b)	22,606,000	24,231,145

		73,783,583

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Kuwait-1.31%
Kuwait International Government Bond, 3.50%, 03/20/2027(a)	$33,290,000	$36,917,112

Mexico-2.67%
Mexico Government International Bond
4.60%, 01/23/2046	24,418,750	25,276,703
5.75%, 10/12/2110	21,733,000	24,814,196
Series A, 6.05%, 01/11/2040	20,403,000	24,987,860

		75,078,759

Mongolia-2.59%
Mongolia Government International Bond
8.75%, 03/09/2024(a)(b)	31,240,000	36,144,655
5.13%, 04/07/2026(a)	34,010,000	36,558,303

		72,702,958

Morocco-2.59%
Morocco Government International Bond
3.00%, 12/15/2032(a)	25,855,000	24,637,618
5.50%, 12/11/2042(a)	21,490,000	23,925,569
4.00%, 12/15/2050(a)	26,610,000	24,063,689

		72,626,876

Nigeria-2.65%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	24,420,000	25,163,589
7.63%, 11/28/2047(a)	24,155,000	24,367,226
9.25%, 01/21/2049(a)	21,730,000	25,033,177

		74,563,992

Oman-2.75%
Oman Government International Bond
6.50%, 03/08/2047(a)	25,866,000	25,381,013
6.75%, 01/17/2048(a)	26,105,000	26,111,526
7.00%, 01/25/2051(a)	25,090,000	25,693,565
7.00%, 01/25/2051(a)	200,000	204,811

		77,390,915

Pakistan-2.58%
Pakistan Government International Bond
8.25%, 04/15/2024(a)	22,108,000	24,361,800
8.25%, 09/30/2025(a)	21,464,000	23,973,571
6.88%, 12/05/2027(a)	23,127,000	24,266,699

		72,602,070

Panama-2.64%
Panama Government International Bond
7.13%, 01/29/2026(b)	20,145,500	25,067,448
8.88%, 09/30/2027	17,600,500	24,355,572
3.88%, 03/17/2028	22,515,000	24,819,298

		74,242,318

Paraguay-2.64%
Paraguay Government International Bond
5.00%, 04/15/2026(a)	22,166,000	24,992,165
6.10%, 08/11/2044(a)	20,702,000	24,945,910
5.60%, 03/13/2048(a)	21,118,000	24,106,408

		74,044,483

Peru-2.64%
Peruvian Government International Bond
8.75%, 11/21/2033	15,718,500	24,394,326

	Principal Amount	Value
Peru-(continued)
5.63%, 11/18/2050	$18,009,000	$24,014,731
2.78%, 12/01/2060	30,130,000	25,772,600

		74,181,657

Philippines-2.69%
Philippine Government International Bond
5.00%, 01/13/2037	20,198,000	25,359,038
3.95%, 01/20/2040	22,997,000	25,189,519
3.70%, 02/02/2042	23,620,000	25,111,232

		75,659,789

Poland-1.31%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	33,372,000	36,919,944

Qatar-2.64%
Qatar Government International Bond
4.63%, 06/02/2046(a)	20,690,000	24,751,240
5.10%, 04/23/2048(a)	19,481,000	24,748,117
4.82%, 03/14/2049(a)	19,960,000	24,562,417

		74,061,774

Romania-2.71%
Romanian Government International Bond
6.13%, 01/22/2044(a)(b)	19,152,000	25,000,293
5.13%, 06/15/2048(a)(b)	21,784,000	25,392,411
4.00%, 02/14/2051(a)(b)	25,690,000	25,643,886

		76,036,590

Russia-2.62%
Russian Foreign Bond – Eurobond
5.63%, 04/04/2042(a)	19,600,000	24,750,488
5.88%, 09/16/2043(a)	18,600,000	24,295,134
5.25%, 06/23/2047(a)	20,000,000	24,650,000

		73,695,622

Saudi Arabia-2.66%
Saudi Government International Bond
4.50%, 10/26/2046(a)	22,093,000	24,716,102
4.63%, 10/04/2047(a)	21,892,000	25,008,654
5.00%, 04/17/2049(a)	20,580,000	24,895,832

		74,620,588

South Africa-2.76%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	24,130,000	25,411,062
5.38%, 07/24/2044	27,451,000	26,162,450
6.30%, 06/22/2048	25,309,000	25,972,096

		77,545,608

Sri Lanka-3.05%
Sri Lanka Government International Bond
6.85%, 03/14/2024(a)(b)	40,180,000	28,296,765
6.35%, 06/28/2024(a)(b)	40,244,000	28,339,423
6.83%, 07/18/2026(a)	43,518,000	29,017,367

		85,653,555

Turkey-2.51%
Turkey Government International Bond
8.00%, 02/14/2034	21,866,000	23,920,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Turkey-(continued)
6.88%, 03/17/2036	$23,645,000	$23,229,085
7.25%, 03/05/2038	22,846,000	23,260,723

		70,410,512

Ukraine-2.56%
Ukraine Government International Bond
7.75%, 09/01/2027(a)	22,415,000	24,097,470
9.75%, 11/01/2028(a)	20,692,000	23,999,451
7.30%, 03/15/2033(a)	23,810,000	23,899,287

		71,996,208

United Arab Emirates-2.65%
Abu Dhabi Government International Bond, 4.13%, 10/11/2047(a)	21,709,000	25,014,955
Emirate of Dubai Government International Bond
5.25%, 01/30/2043(a)	22,301,000	24,725,163
3.90%, 09/09/2050(a)	26,710,000	24,725,634

		74,465,752

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,795,090,305)		2,768,815,251

	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $4,634,958)	4,634,958	4,634,958

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.70% (Cost $2,799,725,263)		2,773,450,209

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.84%
Invesco Private Government Fund, 0.01%(c)(d)(e)	19,422,749	$19,422,749
Invesco Private Prime Fund, 0.11%(c)(d)(e)	32,287,032	32,299,947

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,722,695)		51,722,696

TOTAL INVESTMENTS IN SECURITIES-100.54% (Cost $2,851,447,958)		2,825,172,905
OTHER ASSETS LESS LIABILITIES-(0.54)%		(15,116,682)

NET ASSETS-100.00%		$2,810,056,223

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $1,986,198,464, which represented 70.68% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2021.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,305	$185,948,217	$(181,973,564)	$-	$-	$4,634,958	$1,552
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	67,822,744	(48,399,995)	-	-	19,422,749	646	*
Invesco Private Prime Fund	-	101,969,686	(69,669,740)	1	-	32,299,947	7,245	*

Total	$660,305	$355,740,647	$(300,043,299)	$1	$-	$56,357,654	$9,443

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2021

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets)
as of April 30, 2021

Sri Lanka	3.05

El Salvador	2.85

Angola	2.76

South Africa	2.76

Oman	2.75

Costa Rica	2.74

Dominican Republic	2.71

Romania	2.71

Brazil	2.70

Chile	2.70

Philippines	2.69

Indonesia	2.68

Mexico	2.67

China	2.66

Saudi Arabia	2.66

Nigeria	2.65

United Arab Emirates	2.65

Kazakhstan	2.65

Egypt	2.64

Panama	2.64

Peru	2.64

Qatar	2.64

Paraguay	2.64

Colombia	2.63

Guatemala	2.63

Kenya	2.63

Russia	2.62

Hungary	2.59

Mongolia	2.59

Morocco	2.59

Pakistan	2.58

Jordan	2.58

Bahrain	2.58

Belarus	2.58

Ukraine	2.56

Turkey	2.51

Poland	1.31

Kuwait	1.31

Money Market Funds Plus Other Assets Less Liabilities	1.47

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.97%
Argentina-1.63%
Arcor SAIC, 6.00%, 07/06/2023(a)	$350,000	$339,689
Cia General de Combustibles S.A., 9.50%, 11/07/2021(a)	525,000	492,187
Genneia S.A., 8.75%, 01/20/2022(a)	650,000	581,886
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	320,000	284,600
Pampa Energia S.A., 7.38%, 07/21/2023(a)	475,000	445,474
Provincia de Cordoba, 3.00%, 12/10/2025(a)(b)	661,221	458,425
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	543,884
Telecom Argentina S.A., 6.50%, 06/15/2021(a)	676,000	676,007

		3,822,152

Australia-0.36%
FMG Resources August 2006 Pty. Ltd., 5.13%, 03/15/2023(a)	200,000	212,126
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	600,000	565,262
Virgin Australia Holdings Pty. Ltd., 7.88%, 10/15/2021(a)	700,000	65,188

		842,576

Azerbaijan-0.09%
State Oil Co. of the Azerbaijan Republic (The), 4.75%, 03/13/2023(a)	200,000	212,244

Bahrain-0.45%
Bahrain Government International Bond, 6.13%, 07/05/2022(a)	500,000	526,200
Bahraini Government International Bond, 6.13%, 08/01/2023(a)	500,000	540,775

		1,066,975

Belarus-0.20%
Republic of Belarus International Bond, 6.88%, 02/28/2023(a)	450,000	460,397

Belgium-0.09%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	200,000	218,441

Bolivia-0.48%
Bolivian Government International Bond 4.88%, 10/29/2022(a)	700,000	710,517
5.95%, 08/22/2023(a)	400,000	419,662

		1,130,179

Brazil-5.35%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	700,000	716,145
Banco BTG Pactual S.A., 5.50%, 01/31/2023(a)	500,000	529,375
Banco do Estado do Rio Grande do Sul S.A., 7.38%, 02/02/2022(a)	700,000	726,194
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	623,613
Banco Votorantim S.A., 4.00%, 09/24/2022(a)	500,000	516,650

	Principal Amount	Value
Brazil-(continued)
Braskem Finance Ltd.
5.38%, 05/02/2022(a)	$430,000	$448,011
6.45%, 02/03/2024	500,000	558,428
Brazilian Government International Bond, 2.63%, 01/05/2023	500,000	517,945
Caixa Economica Federal, 3.50%, 11/07/2022(a)	750,000	774,896
Centrais Eletricas Brasileiras S.A., 5.75%, 10/27/2021(a)	750,000	766,912
Cielo USA, Inc., 3.75%, 11/16/2022(a)	112,000	114,843
CSN Resources S.A., 7.63%, 02/13/2023(a)	600,000	623,250
Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(a)	700,000	695,100
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	400,000	425,040
Embraer S.A., 5.15%, 06/15/2022	400,000	413,774
Gerdau Trade, Inc., 4.75%, 04/15/2023(a)	500,000	534,648
Itau Unibanco Holding S.A. 6.20%, 12/21/2021(a)(c)	700,000	720,475
5.65%, 03/19/2022(a)	600,000	621,630
5.50%, 08/06/2022(a)	700,000	732,760
2.90%, 01/24/2023(a)	200,000	204,452
5.13%, 05/13/2023(a)	200,000	212,352
Light Servicos de Eletricidade S.A./Light
Energia S.A., 7.25%, 05/03/2023(a)	130,000	134,844
Natura Cosmeticos S.A., 5.38%, 02/01/2023(a)	600,000	616,350
Petrobras Global Finance B.V., 4.38%, 05/20/2023(c)	300,000	318,633

		12,546,320

Canada-3.23%
Athabasca Oil Corp., 9.88%, 02/24/2022(a)	700,000	571,375
Bombardier, Inc.
8.75%, 12/01/2021(a)	698,000	725,337
5.75%, 03/15/2022(a)	615,000	637,909
6.00%, 10/15/2022(a)	662,000	662,993
6.13%, 01/15/2023(a)	550,000	577,242
Cenovus Energy, Inc., 3.80%, 09/15/2023	600,000	632,238
Cooke Omega Investments, Inc./Alpha
VesselCo. Holdings, Inc., 8.50%, 12/15/2022(a)	500,000	513,125
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)	725,000	667,681
Norbord, Inc., 6.25%, 04/15/2023(a)	100,000	108,750
NOVA Chemicals Corp., 5.25%, 08/01/2023(a)	335,000	339,188
Precision Drilling Corp., 7.75%, 12/15/2023	440,000	443,575
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	535,625
TransAlta Corp., 4.50%, 11/15/2022(c)	600,000	625,299
Videotron Ltd., 5.00%, 07/15/2022	513,000	535,764

		7,576,101

China-7.94%
CFLD Cayman Investment Ltd., 9.00%, 07/31/2021(a)	700,000	245,000
China Grand Automotive Services Ltd., 8.63%, 04/08/2022(a)	450,000	426,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
China-(continued)
China South City Holdings Ltd. 6.75%, 09/13/2021(a)	$600,000	$584,250
11.50%, 02/12/2022(a)	700,000	678,241
10.88%, 06/26/2022(a)	700,000	657,124
7.25%, 11/20/2022(a)	400,000	345,500
Chongqing Hechuan City Construction
Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	199,013
Easy Tactic Ltd.
5.75%, 01/13/2022(a)	700,000	691,250
9.13%, 07/28/2022(a)	600,000	607,500
8.13%, 02/27/2023(a)	900,000	877,500
Fortune Star (BVI) Ltd. 5.95%, 01/29/2023(a)	400,000	411,500
6.75%, 07/02/2023(a)	500,000	524,370
Fujian Zhanglong Group Co. Ltd., 5.88%, 08/26/2022(a)	450,000	466,031
Gemdale Ever Prosperity Investment Ltd., 6.00%, 09/06/2021(a)	600,000	609,750
Guangxi Liuzhou Dongcheng Investment Development Group Co. Ltd., 7.00%, 09/30/2022(a)	600,000	570,000
Hejun Shunze Investment Co. Ltd. 11.00%, 06/04/2022(a)	500,000	335,000
10.40%, 03/09/2023(a)	500,000	312,507
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	524,250
Huai An Traffic Holding Co. Ltd., 6.00%, 09/19/2022(a)	240,000	240,220
Huayuan Property Co. Ltd., 8.50%, 09/27/2021(a)	500,000	485,000
New Metro Global Ltd. 7.13%, 05/23/2021(a)	500,000	500,917
7.50%, 12/16/2021(a)	500,000	510,598
6.50%, 05/20/2022(a)	350,000	357,875
RongXingDa Development BVI Ltd., 8.00%, 04/24/2022(a)	615,000	562,866
Scenery Journey Ltd. 11.50%, 10/24/2022(a)	700,000	666,750
13.00%, 11/06/2022(a)	500,000	486,250
12.00%, 10/24/2023(a)	400,000	372,000
Wanda Properties International Co. Ltd., 7.25%, 01/29/2024(a)	500,000	496,437
Wanda Properties Overseas Ltd.
6.95%, 12/05/2022(a)	500,000	498,125
6.88%, 07/23/2023(a)	500,000	492,494
Yancoal International Resources Development Co. Ltd., 6.00%, 11/29/2021(a)	600,000	614,250
Yango Justice International Ltd., 9.25%, 04/15/2023(a)	500,000	517,500
Yanlord Land (HK) Co. Ltd., 5.88%, 01/23/2022(a)	700,000	710,500
Yanlord Land HK Co. Ltd., 6.75%, 04/23/2023(a)	500,000	519,067
Zhangzhou Jiulongjiang Group Co. Ltd., 5.60%, 09/10/2022(a)	400,000	413,316

	Principal Amount	Value
China-(continued)
Zijin International Capital Co. Ltd., 5.28%, 10/18/2021(a)	$250,000	$252,806
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	817,000	859,700

		18,621,832

Colombia-1.72%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	500,000	524,620
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	477,000	506,650
Banco GNB Sudameris S.A., 7.50%, 07/30/2022(a)	575,000	605,745
Bancolombia S.A., 5.13%, 09/11/2022	550,000	576,395
Frontera Energy Corp., 9.70%, 06/25/2023(a)	600,000	595,764
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	640,000	663,552
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	567,481

		4,040,207

Costa Rica-0.58%
Banco Nacional de Costa Rica, 6.25%, 11/01/2023(a)	150,000	159,366
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)(c)	700,000	711,200
Instituto Costarricense de Electricidad, 6.95%, 11/10/2021(a)	490,000	499,371

		1,369,937

Croatia-0.28%
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	600,000	647,370

Cyprus-0.23%
4finance S.A., 10.75%, 05/01/2022(a)	600,000	533,274

Denmark-0.21%
Welltec A/S, 9.50%, 12/01/2022(a)	500,000	497,500

Dominican Republic-0.30%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	150,000	156,319
Dominican Republic International Bond, 6.60%, 01/28/2024(a)	480,000	539,328

		695,647

Egypt-0.74%
Egypt Government International Bond 6.13%, 01/31/2022(a)(c)	600,000	616,260
5.58%, 02/21/2023(a)	600,000	628,908
4.55%, 11/20/2023(a)	484,000	497,963

		1,743,131

El Salvador-0.09%
AES El Salvador Trust II, 6.75%, 03/28/2023(a)	200,000	200,441

Finland-0.21%
Nokia OYJ, 3.38%, 06/12/2022	485,000	498,798

Georgia-0.29%
Georgian Railway JSC, 7.75%, 07/11/2022(a)	650,000	689,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Germany-0.49%
Commerzbank AG, 8.13%, 09/19/2023(a)	$509,000	$583,684
ZF North America Capital, Inc., 4.50%, 04/29/2022(a)	550,000	566,426

		1,150,110

Ghana-0.19%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	247,940
Tullow Oil PLC, 6.25%, 04/15/2022(a)	200,000	197,500

		445,440

Greece-0.36%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/2022(a)	1,000,000	839,375

Guatemala-0.53%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	560,000	589,400
Industrial Senior Trust, 5.50%, 11/01/2022(a)	625,000	651,475

		1,240,875

India-2.75%
ABJA Investment Co. Pte. Ltd., 4.45%, 07/24/2023(a)	250,000	257,812
Axis Bank Ltd., 3.00%, 08/08/2022(a)	200,000	203,946
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	600,000	612,018
Delhi International Airport Ltd., 6.13%, 02/03/2022(a)	700,000	712,247
Greenko Investment Co., 4.88%, 08/16/2023(a)	200,000	205,890
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	200,000	193,250
JSW Steel Ltd., 5.25%, 04/13/2022(a)(c)	600,000	615,750
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)	500,000	514,338
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)	700,000	725,445
4.40%, 09/02/2023(a)	200,000	202,470
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	600,000	622,500
Shriram Transport Finance Co. Ltd. 5.70%, 02/27/2022(a)	600,000	606,375
5.95%, 10/24/2022(a)	565,000	577,156
5.10%, 07/16/2023(a)(c)	400,000	404,100

		6,453,297

Indonesia-1.72%
Alam Synergy Pte. Ltd., 6.63%, 04/24/2022(a)	400,000	357,200
Global Prime Capital Pte. Ltd., 5.50%, 10/18/2023(a)	200,000	204,750
Jababeka International B.V., 6.50%, 10/05/2023(a)	500,000	481,351
PT ABM Investama Tbk, 7.13%, 08/01/2022(a)	400,000	372,200
PT Bayan Resources Tbk, 6.13%, 01/24/2023(a)(c)	600,000	629,331
PT Gajah Tunggal Tbk, 8.38%, 08/10/2022(a)(c)	500,000	477,000

	Principal Amount	Value
Indonesia-(continued)
PT Japfa Comfeed Indonesia Tbk, 5.50%, 03/31/2022(a)	$400,000	$406,003
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	800,000	592,281
TBLA International Pte. Ltd., 7.00%, 01/24/2023(a)	600,000	505,500

		4,025,616

Israel-1.30%
Leviathan Bond Ltd., 5.75%, 06/30/2023(a)	250,000	263,319
Teva Pharmaceutical Finance Co. B.V. 2.95%, 12/18/2022(c)	550,000	555,156
Series 2, 3.65%, 11/10/2021	560,000	565,076
Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/2021(c)	610,000	614,838
Teva Pharmaceutical Finance Netherlands III B.V. 2.20%, 07/21/2021	750,000	751,406
2.80%, 07/21/2023	300,000	297,414

		3,047,209

Japan-0.42%
SoftBank Group Corp. 5.38%, 07/30/2022(a)(c)	635,000	660,791
5.50%, 04/20/2023(a)	300,000	321,750

		982,541

Kuwait-0.09%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	200,000	206,720

Malaysia-0.09%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	201,508

Mexico-1.66%
Alpha Holding S.A. de C.V., 10.00%, 12/19/2022(a)	650,000	152,757
BBVA Bancomer S.A., 6.75%, 09/30/2022(a)	606,000	647,832
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023(a)(c)	300,000	300,937
Grupo Kaltex S.A. de C.V., 8.88%, 04/11/2022(a)	250,000	225,848
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)(d)	400,000	219,600
Metalsa S.A. de C.V., 4.90%, 04/24/2023(a)	505,000	533,984
Petroleos Mexicanos 4.88%, 01/24/2022(c)	200,000	204,492
5.38%, 03/13/2022	420,000	433,278
3.50%, 01/30/2023(c)	150,000	153,150
4.63%, 09/21/2023	510,000	529,740
4.88%, 01/18/2024(c)	200,000	208,270
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)(c)	300,000	294,585

		3,904,473

Mongolia-0.42%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	200,000	215,696

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Mongolia-(continued)
Mongolia Government International Bond 5.13%, 12/05/2022(a)	$526,000	$546,514
5.63%, 05/01/2023(a)	200,000	210,999

		973,209

Morocco-0.18%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	400,000	419,938

Namibia-0.26%
Namibia International Bonds, 5.50%, 11/03/2021(a)	600,000	609,810

New Zealand-0.06%
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 05/01/2022(a)	150,000	147,977

Nigeria-1.05%
Access Bank PLC, 10.50%, 10/19/2021(a)	550,000	566,101
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	300,000	320,070
Nigeria Government International Bond 5.63%, 06/27/2022	500,000	517,473
6.38%, 07/12/2023(a)	400,000	430,322
United Bank for Africa PLC, 7.75%, 06/08/2022(a)	600,000	621,222

		2,455,188

Oman-1.29%
Bank Muscat SAOG 3.75%, 05/03/2021(a)	650,000	650,000
4.88%, 03/14/2023(a)	200,000	208,993
Oman Government International Bond 3.63%, 06/15/2021(a)	499,000	500,261
3.88%, 03/08/2022(a)	500,000	509,500
4.13%, 01/17/2023(a)	700,000	722,162
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	436,780

		3,027,696

Pakistan-0.57%
Third Pakistan International Sukuk Co. Ltd. (The) 5.50%, 10/13/2021(a)	617,000	623,941
5.63%, 12/05/2022(a)	700,000	722,593

		1,346,534

Panama-0.40%
Banistmo S.A., 3.65%, 09/19/2022(a)	550,000	562,221
Multibank, Inc., 4.38%, 11/09/2022(a)	375,000	384,812

		947,033

Paraguay-0.27%
Paraguay Government International Bond, 4.63%, 01/25/2023(a)	590,000	623,931

Peru-0.75%
Minsur S.A., 6.25%, 02/07/2024(a)	500,000	531,878
San Miguel Industrias Pet S.A., 4.50%, 09/18/2022(a)	510,000	515,791
Volcan Cia Minera SAA, Class B, 5.38%, 02/02/2022(a)	700,000	707,521

		1,755,190

	Principal Amount	Value
Russia-2.79%
Borets Finance DAC, 6.50%, 04/07/2022(a)	$200,000	$204,760
Credit Bank of Moscow Via CBOM Finance PLC 5.88%, 11/07/2021(a)	900,000	917,996
5.55%, 02/14/2023(a)	500,000	523,599
Evraz PLC, 6.75%, 01/31/2022(a)	400,000	418,784
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	400,000	442,000
GTLK Europe DAC, 5.95%, 07/19/2021(a)	530,000	536,569
Mobile Telesystems OJSC Via MTS
International Funding DAC, 5.00%, 05/30/2023(a)	450,000	480,245
O1 Properties Finance PLC, 0.50%, 09/27/2021(a)	500,000	62,600
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	308,754
Polyus Finance PLC 4.70%, 03/28/2022(a)	200,000	206,038
5.25%, 02/07/2023(a)	200,000	211,024
4.70%, 01/29/2024(a)	500,000	532,626
Rusal Capital DAC, 5.13%, 02/02/2022(a)	400,000	405,157
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	735,000	769,975
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	500,000	529,652

		6,549,779

Saudi Arabia-0.18%
Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 04/10/2022(a)	400,000	415,932

Senegal-0.26%
Senegal Government International Bond, 8.75%, 05/13/2021(a)	600,000	600,348

Serbia-0.26%
Serbia International Bond, 7.25%, 09/28/2021(a)	600,000	615,551

Singapore-0.51%
Avation Capital S.A., 8.25%, 10/31/2026(a)	700,000	569,537
Marble II Pte. Ltd., 5.30%, 06/20/2022(a)	617,000	619,314

		1,188,851

South Africa-1.84%
Eskom Holdings SOC Ltd., 6.75%, 08/06/2023(a)	450,000	470,588
Liquid Telecommunications Financing PLC, 8.50%, 07/13/2022(a)	600,000	611,094
MTN Mauritius Investments Ltd., 5.37%, 02/13/2022(a)	600,000	616,842
Republic of South Africa Government International Bond 5.88%, 05/30/2022	500,000	527,307
4.67%, 01/17/2024	400,000	428,117
Sasol Financing International Ltd., 4.50%, 11/14/2022	437,000	447,925
Stillwater Mining Co., 6.13%, 06/27/2022(a)	600,000	604,155
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	600,000	613,556

		4,319,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
Spain-0.21%
Codere Finance 2 (Luxembourg) S.A., 7.13% PIK Rate, 4.50% Cash Rate, 11.63%, 11/01/2023(a)(e)	$700,000	$490,000

Sri Lanka-0.88%
Sri Lanka Government International Bond
6.25%, 07/27/2021(a)	900,000	878,346
5.75%, 01/18/2022(a)	520,000	471,292
5.88%, 07/25/2022(a)	500,000	411,250
5.75%, 04/18/2023(a)	400,000	292,416

		2,053,304

Supranational-0.22%
Eastern & Southern African Trade & Development Bank, 5.38%, 03/14/2022(a)	515,000	527,043

Sweden-0.50%
Stena AB, 7.00%, 02/01/2024(a)	400,000	406,458
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	750,000	776,861

		1,183,319

Tanzania-0.27%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/2022(c)	600,000	628,805

Trinidad-0.18%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	400,000	425,458

Turkey-8.65%
Akbank T.A.S., 5.00%, 10/24/2022(a)	670,000	682,621
Global Liman Isletmeleri A.S., 8.13%, 11/14/2021(a)	700,000	626,360
Hazine Mustesarligi Varlik Kiralama A.S. 4.25%, 06/08/2021(a)	900,000	903,542
5.80%, 02/21/2022(a)	700,000	712,564
KOC Holding A.S., 5.25%, 03/15/2023(a)	500,000	515,715
KT Kira Sertifikalari Varlik Kiralama A.S., 5.14%, 11/02/2021(a)	700,000	704,275
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	700,000	717,760
QNB Finansbank A.S., 4.88%, 05/19/2022(a)	600,000	610,795
T.C. Ziraat Bankasi A.S., 5.13%, 05/03/2022(a)	600,000	607,969
TC Ziraat Bankasi AS, 5.13%, 09/29/2023(a)	500,000	507,695
Turkey Government International Bond 5.13%, 03/25/2022	600,000	610,863
6.25%, 09/26/2022	650,000	671,276
3.25%, 03/23/2023	600,000	590,277
7.25%, 12/23/2023	500,000	531,092
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	550,000	565,378
5.88%, 03/16/2023(a)	500,000	519,495
Turkiye Halk Bankasi A.S., 5.00%, 07/13/2021(a)	700,000	700,322
Turkiye Ihracat Kredi Bankasi A.S. 5.00%, 09/23/2021(a)	700,000	705,670
4.25%, 09/18/2022(a)	650,000	652,044

	Principal Amount	Value
Turkey-(continued)
5.38%, 10/24/2023(a)	$300,000	$302,319
8.25%, 01/24/2024(a)	200,000	213,277
Turkiye Is Bankasi A.S.
5.00%, 06/25/2021(a)	700,000	703,478
5.38%, 10/06/2021(a)	600,000	605,802
5.50%, 04/21/2022(a)	600,000	613,674
6.00%, 10/24/2022(a)	700,000	708,800
Turkiye Sinai Kalkinma Bankasi A.S. 4.88%, 05/18/2021(a)	700,000	702,758
5.50%, 01/16/2023(a)	500,000	505,625
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/27/2021(a)	600,000	606,647
5.63%, 05/30/2022(a)	400,000	407,672
6.00%, 11/01/2022(a)	400,000	405,296
5.75%, 01/30/2023(a)	750,000	761,250
Yapi ve Kredi Bankasi A.S. 5.75%, 02/24/2022(a)	700,000	713,970
5.50%, 12/06/2022(a)	500,000	503,420
6.10%, 03/16/2023(a)	400,000	410,176

		20,299,877

Ukraine-1.55%
Kernel Holding S.A., 8.75%, 01/31/2022(a)	700,000	727,104
Metinvest B.V., 7.75%, 04/23/2023(a)	540,000	569,700
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	200,000	203,250
Ukraine Government International Bond 7.75%, 09/01/2021(a)	750,000	758,985
7.75%, 09/01/2022(a)	500,000	523,730
7.75%, 09/01/2023(a)	500,000	533,047
8.99%, 02/01/2024(a)	300,000	330,527

		3,646,343

United Arab Emirates-0.88%
Alpha Star Holding III Ltd., 6.25%, 04/20/2022(a)	600,000	601,377
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)	254,000	254,832
DAE Funding LLC 5.25%, 11/15/2021(a)	600,000	609,672
4.50%, 08/01/2022(a)	600,000	602,913

		2,068,794

United Kingdom-0.71%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	554,812
Mclaren Finance PLC, 5.75%, 08/01/2022(a)	600,000	594,000
Modulaire Global Finance PLC, 8.00%, 02/15/2023(a)	500,000	511,558

		1,660,370

United States-35.41%
24 Hour Fitness Worldwide, Inc., 8.00%, 06/01/2022(a)(d)(f)(g)	150,000	1,305
ADT Security Corp. (The) 3.50%, 07/15/2022	578,000	590,644
4.13%, 06/15/2023	550,000	576,757
Advanced Micro Devices, Inc., 7.50%, 08/15/2022(c)	510,000	551,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
United States-(continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	$500,000	$514,705
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	515,000	511,781
Antero Resources Corp., 5.63%, 06/01/2023	500,000	502,500
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 02/15/2023(a)	600,000	598,755
APX Group, Inc. 7.88%, 12/01/2022	643,000	648,629
7.63%, 09/01/2023(c)	190,000	195,344
Ashland LLC, 4.75%, 08/15/2022(c)	899,000	936,646
Avient Corp., 5.25%, 03/15/2023	500,000	539,057
Ball Corp. 5.00%, 03/15/2022	624,000	646,461
4.00%, 11/15/2023(c)	500,000	533,750
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	64,201	64,522
Brinker International, Inc., 3.88%, 05/15/2023	500,000	512,188
Callon Petroleum Co., 6.25%, 04/15/2023(c)	463,000	441,218
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 7.63%, 01/15/2022	586,000	588,792
7.75%, 04/15/2023	500,000	500,573
Carnival Corp., 11.50%, 04/01/2023(a)	800,000	920,360
Carpenter Technology Corp., 4.45%, 03/01/2023	450,000	469,669
CF Industries, Inc., 3.45%, 06/01/2023	550,000	575,932
Cinemark USA, Inc., 4.88%, 06/01/2023	500,000	499,975
CIT Group, Inc. 5.00%, 08/15/2022	520,000	548,314
5.00%, 08/01/2023	400,000	435,284
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	101,000	105,619
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	500,000	498,178
Cogent Communications Group, Inc., 5.38%, 03/01/2022(a)	415,000	427,352
Commercial Metals Co., 4.88%, 05/15/2023	464,000	486,571
Continental Resources, Inc., 4.50%, 04/15/2023	500,000	525,675
CoreCivic, Inc. 5.00%, 10/15/2022	674,000	713,203
4.63%, 05/01/2023(c)	442,000	447,642
Crown Americas LLC/Crown Americas
Capital Corp. IV, 4.50%, 01/15/2023(c)	573,000	605,879
CSC Holdings LLC 6.75%, 11/15/2021(c)	614,000	631,652
5.88%, 09/15/2022	625,000	657,281
CSI Compressco L.P./CSI Compressco
Finance, Inc., 7.25%, 08/15/2022	200,000	193,000
DCP Midstream Operating L.P. 4.75%, 09/30/2021(a)	400,000	402,250
4.95%, 04/01/2022	550,000	563,156

	Principal Amount	Value
United States-(continued)
Delta Air Lines, Inc. 3.63%, 03/15/2022(c)	$600,000	$610,215
3.80%, 04/19/2023	500,000	514,807
DISH DBS Corp. 6.75%, 06/01/2021(c)	600,000	601,500
5.88%, 07/15/2022(c)	602,000	631,046
5.00%, 03/15/2023	101,000	105,835
Diversified Healthcare Trust, 6.75%, 12/15/2021	500,000	504,503
EMC Corp., 3.38%, 06/01/2023	400,000	415,172
Encompass Health Corp., 5.13%, 03/15/2023	479,000	481,345
Energen Corp., 4.63%, 09/01/2021	525,000	526,440
EnerSys, 5.00%, 04/30/2023(a)	300,000	314,813
EQM Midstream Partners L.P., 4.75%, 07/15/2023	589,000	618,076
EQT Corp., 3.00%, 10/01/2022(c)	593,000	604,860
Ford Motor Co., 8.50%, 04/21/2023(c)	560,000	627,900
Ford Motor Credit Co. LLC 3.81%, 10/12/2021	600,000	606,843
5.60%, 01/07/2022	500,000	515,110
3.55%, 10/07/2022	400,000	409,500
3.35%, 11/01/2022	500,000	512,130
3.09%, 01/09/2023	450,000	459,093
4.14%, 02/15/2023	450,000	467,498
3.37%, 11/17/2023	400,000	412,500
Fortress Transportation and Infrastructure Investors LLC, 6.75%, 03/15/2022(a)	750,000	750,776
Freeport-McMoRan, Inc. 3.55%, 03/01/2022	533,000	540,995
3.88%, 03/15/2023	500,000	522,157
Fresh Market, Inc. (The), 9.75%, 05/01/2023(a)	407,000	418,447
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	864,000	879,211
Gap, Inc. (The), 8.38%, 05/15/2023(a)	500,000	569,375
Genworth Holdings, Inc. 7.63%, 09/24/2021(c)	650,000	663,000
4.90%, 08/15/2023	515,000	509,232
GEO Group, Inc. (The), 5.13%, 04/01/2023 .	623,000	571,933
Goodman Networks, Inc., 8.00%, 05/11/2022(h)	98,659	36,504
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	200,000	200,270
Graphic Packaging International LLC, 4.88%, 11/15/2022	624,000	653,425
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	600,000	602,178
Guitar Center Escrow Issuer, Inc. 0.00%, 04/15/2022(d)(f)(g)	479,089	26,398
0.00%, 04/15/2022(d)(f)(g)	5,621	0
Guitar Center, Inc., 0.00%, 10/15/2021(d)(f)(g)	800,000	220,500
HCA, Inc., 5.88%, 05/01/2023	105,000	114,755
Howmet Aerospace, Inc., 5.87%, 02/23/2022	600,000	627,750
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	659,000	664,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
United States-(continued)
Huntsman International LLC, 5.13%, 11/15/2022	$747,000	$787,903
Ingram Micro, Inc., 5.00%, 08/10/2022	600,000	620,610
Jacobs Entertainment, Inc., 7.88%, 02/01/2024(a)	80,000	83,692
KB Home 7.00%, 12/15/2021	600,000	613,125
7.50%, 09/15/2022(c)	617,000	668,529
Kraft Heinz Foods Co. (The) 3.50%, 06/06/2022(c)	598,000	615,912
4.00%, 06/15/2023	300,000	320,104
L Brands, Inc., 5.63%, 10/15/2023	554,000	601,436
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., 5.25%, 03/15/2022(a)	69,000	69,388
Lennar Corp. 6.25%, 12/15/2021	525,000	530,090
4.13%, 01/15/2022	600,000	608,535
4.75%, 11/15/2022	535,000	561,999
4.88%, 12/15/2023	500,000	547,485
LSB Industries, Inc., 9.63%, 05/01/2023(a)	500,000	519,323
Lumen Technologies, Inc.
Series S, 6.45%, 06/15/2021(c)	666,000	669,996
Series T, 5.80%, 03/15/2022	735,000	759,071
Mack-Cali Realty L.P., 4.50%, 04/18/2022	600,000	607,502
Macy’s Retail Holdings LLC 3.88%, 01/15/2022	270,000	271,688
2.88%, 02/15/2023	500,000	501,305
MGM Resorts International 7.75%, 03/15/2022	594,000	625,455
6.00%, 03/15/2023	536,000	574,396
Microchip Technology, Inc., 3.92%, 06/01/2021	360,000	360,942
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(a)	500,000	492,525
Molina Healthcare, Inc., 5.38%, 11/15/2022	650,000	682,906
Navient Corp. 7.25%, 01/25/2022	600,000	623,250
6.50%, 06/15/2022	651,000	683,550
5.50%, 01/25/2023(c)	750,000	785,625
7.25%, 09/25/2023	348,000	378,885
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/2021(a)	650,000	491,969
Netflix, Inc., 5.50%, 02/15/2022	500,000	519,073
Newell Brands, Inc., 4.00%, 06/15/2022	400,000	413,000
Newmark Group, Inc., 6.13%, 11/15/2023	536,000	585,245
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	626,000	611,524
NGPL PipeCo. LLC, 4.38%, 08/15/2022(a)	462,000	478,627
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)(d)	500,000	1,850
NortonLifeLock, Inc., 3.95%, 06/15/2022	536,000	545,380
NuStar Logistics L.P., 4.75%, 02/01/2022	662,000	672,486
Occidental Petroleum Corp. 3.13%, 02/15/2022	548,000	552,647

	Principal Amount	Value
United States-(continued)
2.70%, 08/15/2022	$500,000	$503,750
2.70%, 02/15/2023	484,000	486,258
OneMain Finance Corp. 6.13%, 05/15/2022(c)	600,000	629,250
8.25%, 10/01/2023	375,000	425,586
Ovintiv Exploration, Inc., 5.75%, 01/30/2022	310,000	319,888
Ovintiv, Inc., 3.90%, 11/15/2021	475,000	479,588
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023(c)	783,000	783,000
Peabody Energy Corp., 6.00%, 03/31/2022(a)	200,000	175,000
Plantronics, Inc., 5.50%, 05/31/2023(a)	300,000	300,938
Pyxus Holdings, Inc., 10.00%, 08/24/2024(c)	510,625	474,881
QEP Resources, Inc. 5.38%, 10/01/2022	600,000	620,625
5.25%, 05/01/2023	125,000	131,406
QVC, Inc., 4.38%, 03/15/2023	385,000	407,524
Qwest Corp., 6.75%, 12/01/2021(c)	600,000	618,750
Range Resources Corp. 5.00%, 08/15/2022	600,000	615,000
5.00%, 03/15/2023(c)	500,000	512,500
Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 06/01/2023(a)	500,000	520,937
Royal Caribbean Cruises Ltd., 5.25%, 11/15/2022	450,000	462,879
Sealed Air Corp., 4.88%, 12/01/2022(a)	455,000	477,466
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	484,000	519,695
Service Properties Trust 5.00%, 08/15/2022	602,000	611,307
4.50%, 06/15/2023(c)	539,000	550,863
Sirius XM Radio, Inc., 3.88%, 08/01/2022(a)	500,000	503,100
SM Energy Co. 6.13%, 11/15/2022(c)	400,000	396,750
5.00%, 01/15/2024	581,000	557,432
Spirit AeroSystems, Inc., 3.95%, 06/15/2023(c)	501,000	497,556
Sprint Communications, Inc. 11.50%, 11/15/2021	600,000	633,465
6.00%, 11/15/2022	400,000	427,558
Sprint Corp. 7.25%, 09/15/2021	650,000	664,592
7.88%, 09/15/2023	260,000	296,725
Starwood Property Trust, Inc., 5.00%, 12/15/2021	600,000	606,855
Stellantis N.V., 5.25%, 04/15/2023	415,000	450,370
Targa Resources Partners L.P./Targa
Resources Partners Finance Corp., 4.25%, 11/15/2023	250,000	250,826
Tenet Healthcare Corp., 6.75%, 06/15/2023	250,000	273,313
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	514,063
Titan International, Inc., 6.50%, 11/30/2023	152,000	157,430
T-Mobile USA, Inc., 4.00%, 04/15/2022	599,000	614,343

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

	Principal Amount	Value
United States-(continued)
Toll Brothers Finance Corp. 5.88%, 02/15/2022	$700,000	$719,474
4.38%, 04/15/2023	699,000	736,428
Travel + Leisure Co. 4.25%, 03/01/2022	667,000	678,069
3.90%, 03/01/2023(c)	620,000	641,312
Triumph Group, Inc., 5.25%, 06/01/2022(c)	628,000	624,860
TRU Taj LLC, 0.00%, 08/15/2021(g)(i)	48,000	6,584
United Airlines Holdings, Inc. 4.25%, 10/01/2022(c)	600,000	612,570
5.00%, 02/01/2024(c)	526,000	539,865
Vericast Corp., 8.38%, 08/15/2022(a)	350,000	357,875
Voyager Aviation Holdings LLC/Voyager Finance Co., 9.00%, 08/15/2021(a)	500,000	230,000
Western Midstream Operating L.P., 4.00%, 07/01/2022	300,000	307,688
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)	570,000	586,031
Xerox Corp., 4.07%, 03/17/2022	600,000	612,291
Yum! Brands, Inc.
3.75%, 11/01/2021	600,000	606,075
3.88%, 11/01/2023(c)	581,000	611,441

		83,051,832

Zambia-0.35%
First Quantum Minerals Ltd., 7.25%, 04/01/2023(a)	500,000	510,000
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	303,361

		813,361

Total U.S. Dollar Denominated Bonds & Notes (Cost $224,715,293)		222,754,743

	Shares
Common Stocks & Other Equity Interests-0.13%
United States-0.13%
Bonanza Creek Energy, Inc.(j)	5,979	197,845
Goodman Networks, Inc.(g)(h)(j)	6,207	0
Guitar Center Holdings, Inc., Wts., expiring 04/16/2025(g)(j)	1,189	0
PetroQuest Energy, Inc.(j)	28,971	12,313
Premier Brands Group Holdings LLC(j)(k)	3,222	2,819
Premier Brands Group Holdings LLC, Wts., expiring 03/21/2024(j)(k)	10,096	1,767
Remington Outdoor Co., Inc.(g)(j)	4,449	0

Investment Abbreviations:

Pfd.-Preferred

PIK-Pay-in-Kind

Wts.-Warrants

	Shares	Value
United States-(continued)
Remington Outdoor Co., Inc., Wts., expiring 06/30/2022(g)(j)	4,487	$0
TRU Taj LLC/TRU Taj Finance, Inc.(g)(j)	2,156	21,038
Unit Corp.(j)	4,859	63,167

Total Common Stocks & Other Equity Interests (Cost $665,220)		298,949

	Principal Amount

Variable Rate Senior Loan Interests-0.02%(l)(m)
Hornbeck Offshore Services, Inc., Second Lien Term Loan, 9.50%, 02/07/2025(g) (Cost $478,262)	$589,900	50,142

	Shares

Preferred Stocks-0.00%
Goodman Networks, Inc., Series A-1, Pfd., 0.00%(g)(h) (Cost $0)	7,385	0

Money Market Funds-2.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(o) (Cost $6,087,722)	6,087,722	6,087,722

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.72% (Cost $231,946,497)		229,191,556

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.29%
Invesco Private Government Fund, 0.01%(n)(o)(p)	7,781,341	7,781,341
Invesco Private Prime Fund, 0.11%(n)(o)(p)	11,667,345	11,672,012

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,453,353)		19,453,353

TOTAL INVESTMENTS IN SECURITIES-106.01% (Cost $251,399,850)		248,644,909
OTHER ASSETS LESS LIABILITIES-(6.01)%		(14,090,244)

NET ASSETS-100.00%		$234,554,665

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $137,133,408, which represented 58.47% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2021 was $469,653, which represented less than 1% of the Fund’s Net Assets.

(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	The borrower has filed for protection in federal bankruptcy court.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(h)	Acquired as part of the Goodman Networks, Inc. reorganization.
(i)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(j)	Non-income producing security.
(k)	Acquired as part of the Nine West Holding, Inc. reorganization.
(l)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(m)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,303,011	$45,312,120	$(45,527,409)	$-	$-	$6,087,722	$761
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,964,224	15,339,133	(9,522,016)	-	-	7,781,341	218	*
Invesco Private Prime Fund	2,946,336	21,350,973	(12,625,672)	(51)	426	11,672,012	2,216	*

Total	$11,213,571	$82,002,226	$(67,675,097)	$(51)	$426	$25,541,075	$3,195

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2021

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2021

Financials	21.13

Consumer Discretionary	11.03

Sovereign Debt	10.89

Energy	10.19

Materials	8.95

Industrials	8.73

Real Estate	8.35

Communication Services	6.48

Sector Types Each Less Than 3%	9.37

Money Market Funds Plus Other Assets Less Liabilities	4.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)

April 30, 2021

(Unaudited)

Schedule of Investments

	Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes-98.98%(a)
Australia-1.59%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP 100,000	$153,249
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR 100,000	125,073
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP 250,000	468,869
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR 100,000	125,119
3.13%, 03/26/2026(b)	GBP 100,000	147,897
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR 100,000	128,319
1.38%, 08/30/2028(b)	EUR 100,000	130,687
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD 250,000	189,935
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR 50,000	64,115

		1,533,263

Belgium-2.32%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(b)	EUR 100,000	136,209
1.15%, 01/22/2027(b)	EUR 100,000	127,131
1.13%, 07/01/2027(b)	EUR 100,000	127,129
2.13%, 12/02/2027(b)	EUR 100,000	134,623
2.00%, 03/17/2028(b)	EUR 200,000	269,610
2.25%, 05/24/2029(b)	GBP 100,000	144,488
1.50%, 04/18/2030(b)	EUR 100,000	130,828
1.65%, 03/28/2031(b)	EUR 100,000	132,014
2.88%, 04/02/2032(b)	EUR 100,000	146,631
2.75%, 03/17/2036(b)	EUR 200,000	291,454
2.85%, 05/25/2037(b)	GBP 150,000	224,470
3.70%, 04/02/2040(b)	EUR 150,000	243,048
KBC Group N.V., 1.13%, 01/25/2024(b)	EUR 100,000	124,543

		2,232,178

Canada-15.77%
Bank of Montreal
2.89%, 06/20/2023	CAD 500,000	425,138
2.85%, 03/06/2024	CAD 400,000	342,040
2.28%, 07/29/2024	CAD 400,000	337,333
2.37%, 02/03/2025	CAD 300,000	253,849
3.19%, 03/01/2028	CAD 500,000	441,147
Bank of Nova Scotia (The)
2.38%, 05/01/2023	CAD 750,000	628,608
2.29%, 06/28/2024	CAD 400,000	338,617
2.49%, 09/23/2024	CAD 300,000	254,673
2.16%, 02/03/2025	CAD 350,000	293,931
2.62%, 12/02/2026	CAD 250,000	214,870
1.40%, 11/01/2027	CAD 350,000	275,532
3.10%, 02/02/2028	CAD 400,000	350,862
Bell Canada
2.70%, 02/27/2024	CAD 200,000	169,485
3.35%, 03/12/2025	CAD 300,000	260,694
3.80%, 08/21/2028	CAD 200,000	177,925
2.50%, 05/14/2030	CAD 200,000	159,253
3.00%, 03/17/2031	CAD 200,000	164,002
3.50%, 09/30/2050	CAD 350,000	256,630
Canadian Imperial Bank of Commerce
3.29%, 01/15/2024	CAD300,000	258,842

	Principal Amount	Value
Canada-(continued)
2.35%, 08/28/2024	CAD 300,000	$253,321
2.00%, 04/17/2025	CAD 400,000	333,759
3.30%, 05/26/2025	CAD 350,000	308,275
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD 250,000	209,364
Enbridge, Inc., 2.99%, 10/03/2029	CAD 300,000	249,717
Federation des Caisses Desjardins du Quebec 2.42%, 10/04/2024	CAD 200,000	169,360
1.09%, 01/21/2026	CAD 300,000	238,773
HSBC Bank Canada 2.25%, 09/15/2022	CAD 300,000	249,147
3.25%, 09/15/2023	CAD 250,000	214,227
National Bank of Canada 2.98%, 03/04/2024	CAD 200,000	171,601
2.55%, 07/12/2024	CAD 300,000	254,979
Ontario Teachers’ Finance Trust, 0.50%, 05/06/2025(b)	EUR 150,000	186,110
Rogers Communications, Inc. 3.65%, 03/31/2027	CAD 300,000	262,007
3.25%, 05/01/2029	CAD 200,000	168,781
Royal Bank of Canada 3.30%, 09/26/2023	CAD 400,000	343,723
2.33%, 12/05/2023	CAD 250,000	211,204
2.35%, 07/02/2024	CAD 400,000	337,917
0.13%, 07/23/2024(b)	EUR 100,000	121,257
2.61%, 11/01/2024	CAD 500,000	426,134
1.94%, 05/01/2025	CAD 300,000	249,824
2.33%, 01/28/2027	CAD 450,000	377,450
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD 300,000	320,007
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD 250,000	236,245
TELUS Corp. 3.35%, 04/01/2024	CAD 200,000	172,209
Series CY, 3.30%, 05/02/2029	CAD 200,000	171,766
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD 300,000	251,260
Toronto-Dominion Bank (The) 1.91%, 07/18/2023	CAD 400,000	333,517
2.85%, 03/08/2024	CAD 400,000	342,294
0.38%, 04/25/2024(b)	EUR 100,000	122,168
3.23%, 07/24/2024	CAD 400,000	348,498
2.50%, 12/02/2024	CAD 350,000	297,534
1.94%, 03/13/2025	CAD 350,000	291,799
1.13%, 12/09/2025	CAD 500,000	399,962
1.89%, 03/08/2028	CAD 300,000	242,564
TransCanada PipeLines Ltd. 3.80%, 04/05/2027	CAD 450,000	397,898
4.18%, 07/03/2048(b)	CAD 200,000	160,977
4.34%, 10/15/2049	CAD 200,000	165,009

		15,194,068

Denmark-0.91%
Carlsberg Breweries A/S, 2.50%, 05/28/2024(b)	EUR 100,000	129,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

	Principal
	Amount		Value
Denmark-(continued)
Danske Bank A/S
0.88%, 05/22/2023(b)	EUR	100,000	$122,721
0.63%, 05/26/2025(b)	EUR	100,000	123,281
Orsted A/S
4.88%, 01/12/2032(b)	GBP	100,000	179,935
5.75%, 04/09/2040(b)	GBP	150,000	325,959

			881,310

Finland-0.57%
Fortum OYJ, 2.25%, 09/06/2022(b)	EUR	150,000	186,667
Nordea Bank Abp, 0.50%, 05/14/2027(b)	EUR	100,000	123,408
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR	100,000	123,338
0.10%, 11/16/2027(b)	EUR	100,000	119,693

			553,106

France-17.92%
Action Logement Services, 0.50%, 10/30/2034(b)	EUR	100,000	118,657
Aeroports de Paris, 2.75%, 04/02/2030(b)	EUR	100,000	142,328
Airbus SE
1.38%, 06/09/2026(b)	EUR	100,000	127,964
1.63%, 06/09/2030(b)	EUR	100,000	130,486
2.38%, 04/07/2032(b)	EUR	100,000	139,070
2.38%, 06/09/2040(b)	EUR	100,000	137,160
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(b)	EUR	100,000	128,546
1.38%, 01/22/2030(b)	EUR	100,000	132,069
1.38%, 02/21/2031(b)	EUR	100,000	131,311
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR	100,000	131,151
1.25%, 01/14/2025(b)	EUR	100,000	126,292
3.00%, 09/11/2025(b)	EUR	100,000	134,165
2.38%, 03/24/2026(b)	EUR	100,000	131,329
0.75%, 06/08/2026(b)	EUR	100,000	124,339
1.25%, 05/26/2027(b)	EUR	100,000	128,097
0.25%, 07/19/2028(b)	EUR	100,000	117,790
1.75%, 03/15/2029(b)	EUR	100,000	131,148
1.88%, 06/18/2029(b)	EUR	100,000	129,652
0.75%, 01/17/2030(b)	EUR	100,000	121,321
1.25%, 06/03/2030(b)	EUR	100,000	126,083
0.63%, 02/21/2031(b)	EUR	200,000	237,823
BNP Paribas S.A.
1.13%, 10/10/2023(b)	EUR	100,000	124,256
2.38%, 02/17/2025(b)	EUR	100,000	129,515
1.50%, 11/17/2025(b)	EUR	100,000	127,660
3.38%, 01/23/2026(b)	GBP	200,000	302,267
1.13%, 06/11/2026(b)	EUR	100,000	125,512
0.13%, 09/04/2026(b)	EUR	100,000	119,403
1.88%, 12/14/2027(b)	GBP	200,000	281,774
1.50%, 05/25/2028(b)	EUR	100,000	131,746
1.38%, 05/28/2029(b)	EUR	100,000	127,674
1.63%, 07/02/2031(b)	EUR	100,000	125,766
1.25%, 07/13/2031(b)	GBP	200,000	257,306
0.63%, 12/03/2032(b)	EUR	100,000	116,180
Bouygues S.A., 1.13%, 07/24/2028(b)	EUR	100,000	128,590
BPCE S.A.
1.13%, 01/18/2023(b)	EUR	100,000	123,071

	Principal
	Amount		Value
France-(continued)
4.63%, 07/18/2023(b)	EUR	100,000	$132,821
0.88%, 01/31/2024(b)	EUR	100,000	123,508
1.00%, 07/15/2024(b)	EUR	100,000	124,807
0.63%, 09/26/2024(b)	EUR	100,000	122,840
0.63%, 04/28/2025(b)	EUR	100,000	123,459
0.25%, 01/15/2026(b)	EUR	200,000	242,795
0.50%, 02/24/2027(b)	EUR	100,000	121,230
1.00%, 10/05/2028(b)	EUR	100,000	126,994
5.25%, 04/16/2029(b)	GBP	100,000	169,955
Capgemini SE
2.00%, 04/15/2029(b)	EUR	100,000	134,835
2.38%, 04/15/2032(b)	EUR	100,000	140,881
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR	100,000	137,987
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR	100,000	135,870
Cie Generale des Etablissements Michelin
S.C.A., 1.75%, 09/03/2030(b)	EUR	100,000	136,388
CNP Assurances, 1.88%, 10/20/2022(b)	EUR	100,000	123,800
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR	100,000	130,185
2.13%, 07/29/2032(b)	EUR	100,000	138,224
Credit Agricole Assurances S.A., 2.00%, 07/17/2030(b)	EUR	100,000	126,176
Credit Agricole S.A.
1.38%, 03/13/2025(b)	EUR	100,000	126,305
2.70%, 07/15/2025	EUR	100,000	130,548
0.38%, 10/21/2025(b)	EUR	100,000	121,793
3.13%, 02/05/2026(b)	EUR	100,000	138,797
1.25%, 04/14/2026(b)	EUR	200,000	255,276
1.88%, 12/20/2026(b)	EUR	200,000	261,599
1.38%, 05/03/2027(b)	EUR	100,000	129,142
0.13%, 12/09/2027	EUR	100,000	118,093
1.75%, 03/05/2029(b)	EUR	100,000	130,762
1.00%, 07/03/2029(b)	EUR	100,000	126,696
0.88%, 01/14/2032(b)	EUR	100,000	121,469
Danone S.A., 1.21%, 11/03/2028(b)	EUR	100,000	130,120
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	100,000	121,220
ELO SACA, 2.88%, 01/29/2026(b)	EUR	100,000	134,229
ENGIE S.A.
2.38%, 05/19/2026(b)	EUR	100,000	135,072
7.00%, 10/30/2028	GBP	100,000	192,333
5.00%, 10/01/2060(b)	GBP	200,000	459,376
EssilorLuxottica S.A.
0.38%, 01/05/2026(b)	EUR	100,000	123,111
0.38%, 11/27/2027(b)	EUR	200,000	245,328
0.50%, 06/05/2028(b)	EUR	100,000	123,429
0.75%, 11/27/2031(b)	EUR	100,000	123,823
HSBC Continental Europe S.A.
0.60%, 03/20/2023(b)	EUR	100,000	122,507
0.25%, 05/17/2024(b)	EUR	100,000	122,006
0.10%, 09/03/2027(b)	EUR	100,000	119,521
LVMH Moet Hennessy Louis Vuitton SE
1.13%, 02/11/2027(b)	GBP	200,000	276,833
0.13%, 02/11/2028(b)	EUR	200,000	242,306
0.38%, 02/11/2031(b)	EUR	100,000	121,561
Orange S.A.
1.38%, 03/20/2028(b)	EUR	100,000	129,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

	Principal
	Amount		Value
France-(continued)
8.13%, 11/20/2028(b)	GBP	100,000	$203,675
2.00%, 01/15/2029(b)	EUR	100,000	135,899
1.38%, 01/16/2030(b)	EUR	100,000	131,178
1.88%, 09/12/2030(b)	EUR	100,000	136,373
3.25%, 01/15/2032(b)	GBP	100,000	157,085
0.50%, 09/04/2032(b)	EUR	100,000	119,195
8.13%, 01/28/2033	EUR	100,000	220,895
5.63%, 01/23/2034	GBP	150,000	294,058
5.38%, 11/22/2050(b)	GBP	100,000	224,258
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	100,000	134,782
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR	100,000	129,265
Sanofi
1.50%, 04/01/2030(b)	EUR	100,000	133,139
Series 12FX, 1.38%, 03/21/2030(b)	EUR	100,000	132,499
Series 20FX, 1.88%, 03/21/2038(b)	EUR	100,000	143,965
Societe Generale S.A.
0.75%, 05/26/2023(b)	EUR	100,000	123,021
1.25%, 02/15/2024(b)	EUR	100,000	124,677
1.13%, 01/23/2025(b)	EUR	100,000	124,580
2.63%, 02/27/2025(b)	EUR	100,000	130,514
0.13%, 02/24/2026(b)	EUR	100,000	120,769
0.75%, 01/25/2027(b)	EUR	100,000	121,643
0.13%, 02/18/2028(b)	EUR	100,000	118,766
2.13%, 09/27/2028(b)	EUR	100,000	132,454
1.75%, 03/22/2029(b)	EUR	100,000	129,103
1.25%, 06/12/2030(b)	EUR	100,000	123,956
Total Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	100,000	138,534
Total Capital International S.A.
1.49%, 04/08/2027(b)	EUR	100,000	130,298
0.75%, 07/12/2028(b)	EUR	200,000	250,986
1.38%, 10/04/2029(b)	EUR	100,000	131,697
1.99%, 04/08/2032(b)	EUR	100,000	139,013
UNEDIC ASSEO, 0.10%, 05/25/2034(b)	EUR	100,000	115,769
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP	100,000	213,998
Vinci S.A., 1.75%, 09/26/2030(b)	EUR	100,000	136,087
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	250,000	346,539

			17,272,120

Germany-13.68%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	100,000	205,324
Aroundtown S.A., 0.00%, 07/16/2026(b)	EUR	100,000	117,897
BASF SE, 0.25%, 06/05/2027(b)	EUR	100,000	122,193
Bayer AG
0.38%, 07/06/2024(b)	EUR	200,000	243,524
0.75%, 01/06/2027(b)	EUR	100,000	122,639
0.38%, 01/12/2029(b)	EUR	100,000	117,776
1.13%, 01/06/2030(b)	EUR	100,000	123,095
1.38%, 07/06/2032(b)	EUR	100,000	122,844
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR	200,000	254,630
2.13%, 12/15/2029(b)	EUR	100,000	134,192
BMW Finance N.V.
0.38%, 07/10/2023(b)	EUR	100,000	122,025

	Principal
	Amount		Value
Germany-(continued)
1.00%, 11/14/2024(b)	EUR	100,000	$125,219
0.00%, 01/11/2026(b)	EUR	146,000	175,882
1.50%, 02/06/2029(b)	EUR	100,000	132,213
Commerzbank AG
0.50%, 08/28/2023(b)	EUR	100,000	122,275
0.63%, 08/28/2024(b)	EUR	100,000	123,063
1.00%, 03/04/2026(b)	EUR	100,000	125,216
0.50%, 12/04/2026(b)	EUR	100,000	122,123
Daimler AG
1.40%, 01/12/2024(b)	EUR	100,000	125,334
2.63%, 04/07/2025(b)	EUR	100,000	133,050
1.50%, 03/09/2026(b)	EUR	100,000	128,903
2.00%, 08/22/2026(b)	EUR	100,000	132,488
0.38%, 11/08/2026(b)	EUR	100,000	122,068
1.38%, 05/11/2028(b)	EUR	100,000	129,198
1.50%, 07/03/2029(b)	EUR	100,000	130,792
0.75%, 09/10/2030(b)	EUR	100,000	123,060
1.13%, 11/06/2031(b)	EUR	100,000	125,604
0.75%, 03/11/2033(b)	EUR	100,000	120,361
2.13%, 07/03/2037(b)	EUR	100,000	138,109
Daimler International Finance B.V.
2.00%, 09/04/2023(b)	GBP	100,000	142,535
0.25%, 11/06/2023(b)	EUR	100,000	121,462
0.88%, 04/09/2024(b)	EUR	100,000	123,919
0.85%, 02/28/2025(b)	EUR	100,000	124,616
1.00%, 11/11/2025(b)	EUR	100,000	125,860
1.38%, 06/26/2026(b)	EUR	100,000	128,482
0.63%, 05/06/2027(b)	EUR	125,000	154,348
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	100,000	128,215
1.13%, 12/18/2028(b)	EUR	100,000	129,621
0.63%, 12/08/2050(b)	EUR	100,000	104,533
Deutsche Bank AG
2.38%, 01/11/2023(b)	EUR	100,000	125,545
1.13%, 08/30/2023(b)	EUR	100,000	123,894
3.88%, 02/12/2024(b)	GBP	100,000	148,619
2.63%, 12/16/2024(b)	GBP	200,000	289,013
1.63%, 01/20/2027(b)	EUR	100,000	126,052
Deutsche Telekom AG
0.50%, 07/05/2027(b)	EUR	100,000	123,225
1.75%, 03/25/2031(b)	EUR	100,000	135,338
Deutsche Telekom International Finance B.V.
1.38%, 01/30/2027(b)	EUR	100,000	129,376
1.50%, 04/03/2028(b)	EUR	100,000	131,090
2.00%, 12/01/2029(b)	EUR	100,000	137,305
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	100,000	130,889
6.25%, 06/03/2030(b)	GBP	200,000	374,531
6.38%, 06/07/2032	GBP	200,000	391,714
4.75%, 01/31/2034(b)	GBP	100,000	176,071
5.88%, 10/30/2037(b)	GBP	250,000	507,029
6.75%, 01/27/2039(b)	GBP	100,000	224,254
6.13%, 07/06/2039(b)	GBP	200,000	425,872
E.ON SE, 0.38%, 09/29/2027(b)	EUR	100,000	121,994
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	116,930
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	100,000	126,539

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

	Principal
	Amount		Value
Germany-(continued)
HeidelbergCement Finance Luxembourg S.A., 1.63%, 04/07/2026(b)	EUR	100,000	$128,509
Landesbank Baden-Wuerttemberg
0.50%, 06/07/2022(b)	EUR	100,000	121,477
0.38%, 02/18/2027(b)	EUR	100,000	121,597
Landesbank Hessen-Thueringen Girozentrale, 0.38%, 05/12/2025(b)	EUR	100,000	122,798
SAP SE 1.25%, 03/10/2028(b)	EUR	100,000	129,547
1.63%, 03/10/2031(b)	EUR	100,000	134,687
Siemens Financieringsmaatschappij N.V.
0.25%, 02/20/2029(b)	EUR	100,000	121,124
0.13%, 09/05/2029(b)	EUR	100,000	119,908
0.50%, 09/05/2034(b)	EUR	100,000	119,606
3.75%, 09/10/2042(b)	GBP	200,000	378,406
Volkswagen Financial Services AG, 1.50%, 10/01/2024(b)	EUR	100,000	126,246
Volkswagen Financial Services N.V., 1.13%, 09/18/2023(b)	GBP	100,000	139,298
Volkswagen International Finance N.V.
1.13%, 10/02/2023(b)	EUR	100,000	123,992
0.88%, 09/22/2028(b)	EUR	100,000	124,082
1.63%, 01/16/2030(b)	EUR	75,000	97,711
3.25%, 11/18/2030(b)	EUR	100,000	148,113
4.13%, 11/16/2038(b)	EUR	100,000	166,872
Series 10Y, 1.88%, 03/30/2027(b)	EUR	200,000	261,764
Volkswagen Leasing GmbH
0.50%, 06/20/2022(b)	EUR	100,000	121,318
2.38%, 09/06/2022(b)	EUR	100,000	124,548
2.63%, 01/15/2024(b)	EUR	100,000	129,136
1.13%, 04/04/2024(b)	EUR	100,000	124,406
1.38%, 01/20/2025(b)	EUR	100,000	126,053
Vonovia Finance B.V., 2.25%, 12/15/2023(b)	EUR	100,000	128,143
Wintershall Dea Finance B.V.
0.84%, 09/25/2025(b)	EUR	200,000	246,507
1.82%, 09/25/2031(b)	EUR	100,000	124,494

			13,180,310

Italy-4.47%
AMCO - Asset Management Co. S.p.A., 1.50%, 07/17/2023(b)	EUR	100,000	124,283
Assicurazioni Generali S.p.A.
5.13%, 09/16/2024(b)	EUR	100,000	142,885
4.13%, 05/04/2026(b)	EUR	100,000	141,817
Enel Finance International N.V.
1.00%, 09/16/2024(b)	EUR	100,000	124,964
1.97%, 01/27/2025(b)	EUR	100,000	129,549
1.50%, 07/21/2025(b)	EUR	100,000	128,046
1.38%, 06/01/2026(b)	EUR	50,000	64,219
1.13%, 09/16/2026(b)	EUR	50,000	63,515
0.38%, 06/17/2027(b)	EUR	100,000	122,441
1.00%, 10/20/2027(b)	GBP	125,000	169,665
5.75%, 09/14/2040(b)	GBP	300,000	620,100
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	100,000	199,346
Eni S.p.A. 3.75%, 09/12/2025(b)	EUR	100,000	140,346
1.50%, 02/02/2026(b)	EUR	50,000	64,464
3.63%, 01/29/2029(b)	EUR	100,000	151,362

	Principal
	Amount		Value
Italy-(continued)
0.63%, 01/23/2030(b)	EUR	100,000	$121,213
2.00%, 05/18/2031(b)	EUR	50,000	67,884
Intesa Sanpaolo S.p.A.
4.00%, 10/30/2023(b)	EUR	100,000	132,494
1.38%, 01/18/2024(b)	EUR	100,000	124,922
1.00%, 07/04/2024(b)	EUR	50,000	61,982
2.13%, 05/26/2025(b)	EUR	125,000	161,659
1.00%, 11/19/2026(b)	EUR	100,000	123,579
0.75%, 03/16/2028(b)	EUR	100,000	120,955
1.75%, 03/20/2028(b)	EUR	50,000	64,093
1.75%, 07/04/2029(b)	EUR	100,000	128,338
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	100,000	124,835
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	128,699
UniCredit S.p.A.
1.00%, 01/18/2023(b)	EUR	250,000	306,343
0.50%, 04/09/2025(b)	EUR	100,000	121,408
2.13%, 10/24/2026(b)	EUR	100,000	131,134

			4,306,540

Japan-3.00%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	120,100
NTT Finance Corp.
Series 16, 0.18%, 12/19/2025	JPY100,000,000		916,845
Series 18, 0.38%, 09/20/2030	JPY100,000,000		922,838
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	100,000	128,519
0.63%, 10/23/2029(b)	EUR	125,000	151,167
Takeda Pharmaceutical Co. Ltd.
1.13%, 11/21/2022(b)	EUR	100,000	122,894
2.25%, 11/21/2026(b)	EUR	100,000	133,308
3.00%, 11/21/2030(b)	EUR	100,000	143,755
1.38%, 07/09/2032	EUR	100,000	124,876
2.00%, 07/09/2040	EUR	100,000	127,240

			2,891,542

Luxembourg-0.13%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	127,210

Netherlands-4.46%
ABN AMRO Bank N.V.
7.13%, 07/06/2022(b)	EUR	100,000	130,533
0.60%, 01/15/2027(b)	EUR	200,000	244,595
Cooperatieve Rabobank U.A.
1.63%, 01/20/2022	NOK	1,000,000	121,287
0.75%, 08/29/2023(b)	EUR	100,000	123,139
0.63%, 02/27/2024(b)	EUR	100,000	123,004
1.25%, 03/23/2026(b)	EUR	150,000	192,224
1.38%, 02/03/2027(b)	EUR	100,000	130,039
5.25%, 09/14/2027(b)	GBP	150,000	249,530
4.63%, 05/23/2029(b)	GBP	200,000	327,316
1.13%, 05/07/2031(b)	EUR	100,000	128,381
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	100,000	125,344
2.13%, 01/10/2026(b)	EUR	100,000	131,476
3.00%, 02/18/2026(b)	GBP	200,000	299,322
1.38%, 01/11/2028(b)	EUR	100,000	128,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

	Principal
	Amount		Value
Netherlands-(continued)
2.00%, 09/20/2028(b)	EUR	100,000	$133,707
2.50%, 11/15/2030(b)	EUR	100,000	143,868
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)	GBP	150,000	247,839
LeasePlan Corp. N.V.
0.13%, 09/13/2023	EUR	100,000	120,985
0.25%, 02/23/2026(b)	EUR	100,000	120,141
Shell International Finance B.V.
1.63%, 01/20/2027(b)	EUR	50,000	65,850
0.13%, 11/08/2027(b)	EUR	100,000	120,533
1.50%, 04/07/2028(b)	EUR	100,000	131,334
1.25%, 05/12/2028(b)	EUR	100,000	129,283
0.75%, 08/15/2028(b)	EUR	50,000	62,355
1.00%, 12/10/2030(b)	GBP	50,000	65,337
0.50%, 11/08/2031(b)	EUR	100,000	119,880
1.88%, 04/07/2032(b)	EUR	100,000	136,472
1.25%, 11/11/2032(b)	EUR	100,000	128,017
0.88%, 11/08/2039(b)	EUR	100,000	114,136

			4,294,464

Norway-0.95%
Equinor ASA
1.25%, 02/17/2027(b)	EUR	150,000	192,746
6.88%, 03/11/2031(b)	GBP	100,000	204,322
1.38%, 05/22/2032(b)	EUR	100,000	129,919
1.63%, 02/17/2035(b)	EUR	100,000	132,963
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	124,698
1.13%, 05/31/2029(b)	EUR	100,000	127,869

			912,517

Portugal-0.13%
EDP Finance B.V., 1.13%, 02/12/2024(b)	EUR	100,000	124,583

Singapore-0.22%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	100,000	216,118

Spain-5.77%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	100,000	132,923
3.00%, 03/27/2031(b)	EUR	100,000	140,266
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	124,389
0.38%, 10/02/2024(b)	EUR	100,000	121,909
1.38%, 05/14/2025(b)	EUR	100,000	126,630
1.00%, 06/21/2026(b)	EUR	100,000	125,293
0.50%, 01/14/2027(b)	EUR	100,000	121,110
3.50%, 02/10/2027(b)	EUR	100,000	139,624
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	100,000	123,130
Banco Santander S.A.
2.75%, 09/12/2023(b)	GBP	100,000	144,665
1.38%, 07/31/2024(b)	GBP	200,000	280,498
1.13%, 01/17/2025(b)	EUR	100,000	124,778
2.50%, 03/18/2025(b)	EUR	100,000	130,038
1.38%, 01/05/2026(b)	EUR	100,000	126,561
3.25%, 04/04/2026(b)	EUR	100,000	135,824
0.30%, 10/04/2026(b)	EUR	100,000	121,368
3.13%, 01/19/2027(b)	EUR	100,000	136,954

	Principal
	Amount		Value
Spain-(continued)
0.50%, 02/04/2027(b)	EUR	100,000	$120,989
1.75%, 02/17/2027(b)	GBP	100,000	138,777
1.13%, 06/23/2027(b)	EUR	100,000	125,785
2.13%, 02/08/2028(b)	EUR	100,000	130,461
0.20%, 02/11/2028(b)	EUR	100,000	118,841
1.63%, 10/22/2030(b)	EUR	100,000	124,146
CaixaBank S.A.
1.75%, 10/24/2023(b)	EUR	100,000	125,665
2.38%, 02/01/2024(b)	EUR	100,000	128,128
1.13%, 05/17/2024(b)	EUR	100,000	124,584
0.63%, 10/01/2024(b)	EUR	100,000	122,366
0.38%, 02/03/2025(b)	EUR	100,000	121,608
1.13%, 03/27/2026(b)	EUR	100,000	125,560
1.38%, 06/19/2026(b)	EUR	100,000	125,461
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	127,368
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	130,484
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	100,000	128,304
Santander Consumer Finance S.A., 0.38%, 06/27/2024(b)	EUR	100,000	121,857
Telefonica Emisiones S.A.
1.53%, 01/17/2025(b)	EUR	100,000	127,643
5.38%, 02/02/2026(b)	GBP	100,000	164,050
1.46%, 04/13/2026(b)	EUR	200,000	257,255
1.20%, 08/21/2027(b)	EUR	200,000	254,489
1.72%, 01/12/2028(b)	EUR	100,000	131,395
1.79%, 03/12/2029(b)	EUR	100,000	132,471

			5,563,647

Sweden-1.40%
Skandinaviska Enskilda Banken AB, 0.63%, 11/12/2029(b)	EUR	200,000	244,174
Svenska Handelsbanken AB, 0.50%, 02/18/2030(b)	EUR	200,000	240,205
Swedbank AB, 0.75%, 05/05/2025(b)	EUR	100,000	124,278
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	255,788
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	200,000	480,325

			1,344,770

Switzerland-2.16%
Credit Suisse AG, 1.50%, 04/10/2026(b)	EUR	50,000	64,235
Credit Suisse Group AG 1.00%, 04/14/2023(b)	CHF	200,000	223,768
2.75%, 08/08/2025(b)	GBP	150,000	219,525
0.65%, 09/10/2029(b)	EUR	100,000	118,777
0.63%, 01/18/2033(b)	EUR	148,000	166,661
Holcim Finance (Luxembourg) S.A., 2.25%, 05/26/2028(b)	EUR	100,000	135,241
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	200,000	239,122
Richemont International Holding S.A. 1.50%, 03/26/2030(b)	EUR	100,000	132,431
2.00%, 03/26/2038(b)	EUR	100,000	138,441
UBS AG, 0.63%, 12/18/2023(b)	GBP	200,000	277,134
UBS Group AG 1.50%, 11/30/2024(b)	EUR	100,000	125,183
0.25%, 02/24/2028(b)	EUR	200,000	237,766

			2,078,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

		Principal Amount	Value
United Kingdom-21.69%
ABP Finance PLC, 6.25%, 12/14/2026(b)	GBP	100,000	$168,519
Annington Funding PLC 2.65%, 07/12/2025(b)	GBP	100,000	145,917
3.18%, 07/12/2029(b)	GBP	150,000	224,832
3.69%, 07/12/2034(b)	GBP	200,000	317,718
3.94%, 07/12/2047(b)	GBP	100,000	170,748
Barclays PLC 1.50%, 04/01/2022(b)	EUR	75,000	91,733
1.88%, 12/08/2023(b)	EUR	100,000	126,506
3.13%, 01/17/2024(b)	GBP	250,000	365,560
3.00%, 05/08/2026(b)	GBP	100,000	148,313
3.25%, 02/12/2027(b)	GBP	250,000	375,729
BAT International Finance PLC 7.25%, 03/12/2024	GBP	100,000	162,099
4.00%, 09/04/2026(b)	GBP	150,000	229,967
2.25%, 06/26/2028(b)	GBP	100,000	137,973
6.00%, 11/24/2034(b)	GBP	150,000	270,108
2.25%, 09/09/2052(b)	GBP	100,000	100,906
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	150,000	290,319
BP Capital Markets PLC 2.97%, 02/27/2026(b)	EUR	100,000	137,604
1.57%, 02/16/2027(b)	EUR	100,000	130,286
0.83%, 11/08/2027(b)	EUR	100,000	124,761
2.52%, 04/07/2028(b)	EUR	100,000	138,448
1.23%, 05/08/2031(b)	EUR	100,000	126,450
2.82%, 04/07/2032(b)	EUR	100,000	146,148
British Telecommunications PLC 1.13%, 03/10/2023(b)	EUR	100,000	123,475
1.00%, 11/21/2024(b)	EUR	100,000	124,588
1.75%, 03/10/2026(b)	EUR	100,000	130,039
1.50%, 06/23/2027(b)	EUR	100,000	129,139
5.75%, 12/07/2028(b)	GBP	100,000	177,065
3.13%, 11/21/2031(b)	GBP	100,000	150,739
6.38%, 06/23/2037(b)	GBP	100,000	208,962
BUPA Finance PLC, 5.00%, 04/25/2023(b)	GBP	150,000	223,918
Cadent Finance PLC 2.13%, 09/22/2028(b)	GBP	150,000	215,279
2.63%, 09/22/2038(b)	GBP	200,000	285,412
2.75%, 09/22/2046(b)	GBP	100,000	143,248
Centrica PLC 4.38%, 03/13/2029(b)	GBP	150,000	246,535
7.00%, 09/19/2033(b)	GBP	150,000	316,939
4.25%, 09/12/2044(b)	GBP	150,000	267,912
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	123,828
CK Hutchison Finance (16) Ltd., Series A, 1.25%, 04/06/2023(b)	EUR	100,000	123,413
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	186,926	285,271
Diageo Finance PLC, 2.50%, 03/27/2032(b)	EUR	100,000	143,617
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	100,000	119,387
Eversholt Funding PLC, 2.74%, 06/30/2040(b)	GBP	100,000	142,891

		Principal Amount	Value
United Kingdom-(continued)
Friends Life Holdings PLC, 8.25%, 04/21/2022(b)	GBP	150,000	$223,029
GlaxoSmithKline Capital PLC 5.25%, 12/19/2033	GBP	200,000	387,051
1.63%, 05/12/2035(b)	GBP	200,000	266,520
6.38%, 03/09/2039	GBP	100,000	229,377
5.25%, 04/10/2042(b)	GBP	225,000	479,799
4.25%, 12/18/2045(b)(c)	GBP	150,000	293,747
Heathrow Funding Ltd. 7.13%, 02/14/2024(b)	GBP	100,000	158,941
5.23%, 02/15/2025(b)	GBP	150,000	223,508
6.75%, 12/03/2026(b)	GBP	100,000	175,389
6.45%, 12/10/2031(b)	GBP	150,000	284,742
5.88%, 05/13/2041(b)	GBP	200,000	400,592
4.63%, 10/31/2046(b)	GBP	200,000	360,258
HSBC Bank PLC 5.38%, 08/22/2033(b)	GBP	150,000	274,598
4.75%, 03/24/2046	GBP	100,000	188,619
HSBC Holdings PLC 6.50%, 05/20/2024(b)	GBP	100,000	161,586
0.88%, 09/06/2024(b)	EUR	200,000	247,839
2.50%, 03/15/2027(b)	EUR	100,000	135,601
2.63%, 08/16/2028(b)	GBP	200,000	293,009
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	118,770
Imperial Brands Finance PLC 8.13%, 03/15/2024(b)	GBP	100,000	164,864
5.50%, 09/28/2026(b)	GBP	150,000	246,198
4.88%, 06/07/2032(b)	GBP	100,000	162,473
Lloyds Bank Corporate Markets PLC 0.25%, 10/04/2022(b)	EUR	100,000	121,350
1.75%, 07/11/2024(b)	GBP	150,000	212,901
2.38%, 04/09/2026(b)	EUR	100,000	133,556
Lloyds Bank PLC 7.63%, 04/22/2025(b)	GBP	100,000	172,565
6.50%, 09/17/2040(b)	GBP	150,000	353,133
London Stock Exchange Group PLC, 1.63%, 04/06/2030(b)	GBP	100,000	138,060
Motability Operations Group PLC 3.63%, 03/10/2036(b)	GBP	150,000	254,851
2.38%, 07/03/2039(b)	GBP	100,000	147,935
Nationwide Building Society, 0.25%, 07/22/2025(b)	EUR	100,000	121,516
Natwest Group PLC, 2.50%, 03/22/2023(b)	EUR	100,000	126,280
NatWest Markets PLC 1.00%, 05/28/2024(b)	EUR	100,000	124,496
2.75%, 04/02/2025(b)	EUR	100,000	133,188
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	173,812
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	249,512
Santander UK Group Holdings PLC 1.13%, 09/08/2023(b)	EUR	100,000	123,725
3.63%, 01/14/2026(b)(c)	GBP	150,000	228,772
Scottish Widows Ltd. 5.50%, 06/16/2023(b)	GBP	200,000	302,566
7.00%, 06/16/2043(b)	GBP	150,000	306,898
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	136,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

		Principal Amount	Value
United Kingdom-(continued)
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	100,000	$153,573
SSE PLC, 8.38%, 11/20/2028(b)	GBP	120,000	244,287
Standard Chartered PLC 5.13%, 06/06/2034(b)	GBP	100,000	175,094
4.38%, 01/18/2038(b)	GBP	100,000	188,003
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)(c)	GBP	200,000	417,526
Thames Water Utilities Finance PLC 4.00%, 06/19/2025(b)	GBP	100,000	155,577
5.13%, 09/28/2037(b)	GBP	150,000	285,850
5.50%, 02/11/2041(b)	GBP	100,000	203,967
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	50,000	67,547
University of Oxford, 2.54%, 12/08/2117(b)	GBP	200,000	343,360
Vodafone Group PLC 1.88%, 09/11/2025(b)	EUR	100,000	130,049
2.20%, 08/25/2026(b)	EUR	100,000	133,732
1.63%, 11/24/2030(b)	EUR	100,000	132,129
1.60%, 07/29/2031(b)	EUR	100,000	131,299
3.38%, 08/08/2049(b)	GBP	100,000	157,692
3.00%, 08/12/2056(b)	GBP	200,000	294,157
Wellcome Trust Ltd. (The), 2.52%, 02/07/2118(b)	GBP	100,000	173,065
Western Power Distribution PLC, 3.63%, 11/06/2023(b)	GBP	150,000	220,232
Western Power Distribution West Midlands
PLC, 5.75%, 04/16/2032(b)	GBP	125,000	237,794
Westfield Stratford City Finance No. 2
PLC, 1.64%, 08/04/2026(b)	GBP	150,000	206,246

			20,901,414

United States-1.84%
American Honda Finance Corp. 0.35%, 08/26/2022	EUR	100,000	121,466
1.95%, 10/18/2024	EUR	100,000	128,750

Investment Abbreviations:

AUD-Australian Dollar

CAD-Canadian Dollar

CHF-Swiss Franc

EUR-Euro

GBP-British Pound Sterling

JPY-Japanese Yen

NOK-Norwegian Krone

SEK-Swedish Krona

		Principal Amount	Value
United States-(continued)
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	100,000	$120,932
1.63%, 03/07/2031	EUR	100,000	132,458
0.75%, 10/15/2032	EUR	100,000	120,540
1.38%, 10/15/2040	EUR	100,000	120,756
Stellantis N.V.
3.38%, 07/07/2023(b)	EUR	200,000	256,388
3.75%, 03/29/2024(b)	EUR	125,000	165,947
2.75%, 05/15/2026(b)	EUR	100,000	133,406
4.50%, 07/07/2028(b)	EUR	100,000	150,250
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)	EUR	100,000	122,009
0.75%, 11/19/2026(b)	GBP	150,000	204,437

			1,777,339

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.98% (Cost $88,254,902)			95,384,783

		Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.02%
Invesco Private Government Fund, 0.01%(d)(e)(f)		395,021	395,021
Invesco Private Prime Fund, 0.11%(d)(e)(f)		593,750	593,987

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $989,008)			989,008

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $89,243,910)			96,373,791
OTHER ASSETS LESS LIABILITIES-(0.00)%			(3,772)

NET ASSETS-100.00%			$96,370,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2021

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2021 was $74,512,270, which represented 77.32% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio,
Institutional Class	$-	$5,594,269	$(5,594,269)	$-	$-	$-	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,064,207	(669,186)	-	-	395,021	13	*
Invesco Private Prime Fund	-	1,590,368	(996,381)	-	-	593,987	137	*

Total	$-	$8,248,844	$(7,259,836)	$-	$-	$989,008	$158

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2021

Financials	45.67

Utilities	10.54

Communication Services	9.26

Consumer Discretionary	8.01

Industrials	6.89

Consumer Staples	5.18

Energy	5.17

Health Care	4.49

Sector Types Each Less Than 3%	3.77

Money Market Funds Plus Other Assets Less Liabilities	1.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Statements of Assets and Liabilities

April 30, 2021

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$2,768,815,251	$223,103,834	$95,384,783
Affiliated investments in securities, at value	56,357,654	25,541,075	989,008
Cash	737,384	1,920,700	-
Foreign currencies, at value	-	-	346,242
Deposits with brokers:
Cash segregated as collateral	5,827,976	74,834	-
Receivable for:
Dividends and interest	37,483,736	3,583,998	850,741
Securities lending	6,652	7,250	120
Investments sold	5,593,804	500,000	240,434
Fund shares sold	7,788,538	70,972	-
Foreign tax reclaims	-	-	54,028
Investments matured, at value	-	1,825,455	-

Total assets	2,882,610,995	256,628,118	97,865,356

Liabilities:
Due to custodian	-	-	48,020
Due to foreign custodian	-	34	-
Payable for:
Investments purchased	7,706,416	2,478,167	418,909
Collateral upon return of securities loaned	51,722,695	19,453,353	989,008
Collateral upon receipt of securities in-kind	5,827,976	74,833	-
Fund shares repurchased	6,150,140	-	-
Accrued unitary management fees	1,147,545	67,066	39,400

Total liabilities	72,554,772	22,073,453	1,495,337

Net Assets	$2,810,056,223	$234,554,665	$96,370,019

Net assets consist of:
Shares of beneficial interest	$3,329,349,041	$258,217,098	$84,896,816
Distributable earnings (loss)	(519,292,818)	(23,662,433)	11,473,203

Net Assets	$2,810,056,223	$234,554,665	$96,370,019

Shares outstanding (unlimited amount authorized, $0.01 par value)	102,700,000	10,650,000	3,300,000
Net asset value	$27.36	$22.02	$29.20

Market price	$27.39	$22.10	$29.29

Unaffiliated investments in securities, at cost	$2,795,090,305	$225,858,775	$88,254,902

Affiliated investments in securities, at cost	$56,357,653	$25,541,075	$989,008

Foreign currencies (due to foreign custodian), at cost	$-	$(33)	$340,050

Investments matured, at cost	$-	$8,309,414	$-

(a) Includes securities on loan with an aggregate value of:	$50,197,311	$18,735,501	$928,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Operations

For the six months ended April 30, 2021

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Investment income:
Unaffiliated interest income	$70,628,645	$4,726,458	$916,749
Affiliated dividend income	1,552	761	8
Securities lending income	14,665	25,893	209
Foreign withholding tax	-	-	(7)

Total investment income	70,644,862	4,753,112	916,959

Expenses:
Unitary management fees	7,023,387	372,476	294,228

Less: Waivers	(4,293)	(2,423)	(51)

Net expenses	7,019,094	370,053	294,177

Net investment income	63,625,768	4,383,059	622,782

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,739,498	(798,307)	2,669,709
Affiliated investment securities	-	426	-
In-kind redemptions	39,473,925	-	1,606,742
Foreign currencies	-	-	68,383

Net realized gain (loss)	43,213,423	(797,881)	4,344,834

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,316,845	6,223,224	403,581
Affiliated investment securities	1	(51)	-
Foreign currencies	-	(3)	10,531

Change in net unrealized appreciation	1,316,846	6,223,170	414,112

Net realized and unrealized gain	44,530,269	5,425,289	4,758,946

Net increase in net assets resulting from operations	$108,156,037	$9,808,348	$5,381,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

(This Page Intentionally Left Blank)

29

Statements of Changes in Net Assets

For the six months ended April 30, 2021 and the year ended October 31, 2020

(Unaudited)

	Invesco Emerging Markets Sovereign		Invesco Global Short Term High
	Debt ETF (PCY)		Yield Bond ETF (PGHY)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2021	2020	2021	2020
Operations:
Net investment income	$63,625,768	$141,613,491	$4,383,059	$11,173,841
Net realized gain (loss)	43,213,423	(165,622,738)	(797,881)	(8,378,134)
Change in net unrealized appreciation (depreciation)	1,316,846	(103,187,526)	6,223,170	(5,426,421)

Net increase (decrease) in net assets resulting from operations	108,156,037	(127,196,773)	9,808,348	(2,630,714)

Distributions to Shareholders from:
Distributable earnings	(63,954,869)	(145,456,485)	(5,810,398)	(11,177,975)
Return of capital	-	-	-	(282,870)

Total distributions to shareholders	(63,954,869)	(145,456,485)	(5,810,398)	(11,460,845)

Shareholder Transactions:
Proceeds from shares sold	750,099,282	1,134,059,434	34,201,620	17,991,045
Value of shares repurchased	(659,690,273)	(1,721,347,456)	-	(38,021,588)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	90,409,009	(587,288,022)	34,201,620	(20,030,543)

Net increase (decrease) in net assets	134,610,177	(859,941,280)	38,199,570	(34,122,102)

Net assets:
Beginning of period	2,675,446,046	3,535,387,326	196,355,095	230,477,197

End of period	$2,810,056,223	$2,675,446,046	$234,554,665	$196,355,095

Changes in Shares Outstanding:
Shares sold	27,000,000	42,500,000	1,550,000	800,000
Shares repurchased	(23,800,000)	(64,400,000)	-	(1,800,000)
Shares outstanding, beginning of period	99,500,000	121,400,000	9,100,000	10,100,000

Shares outstanding, end of period	102,700,000	99,500,000	10,650,000	9,100,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco International Corporate
Bond ETF (PICB)
Six Months Ended	Year Ended
April 30,	October 31,
2021	2020

$622,782	$1,449,195
4,344,834	750,703
414,112	4,034,404

5,381,728	6,234,302

(793,824)	(1,457,468)
-	-

(793,824)	(1,457,468)

11,881,584	23,204,967
(38,131,757)	(21,858,354)
7,455	23,608

(26,242,718)	1,370,221

(21,654,814)	6,147,055

118,024,833	111,877,778

$96,370,019	$118,024,833

400,000	850,000
(1,300,000)	(800,000)
4,200,000	4,150,000

3,300,000	4,200,000

31

Financial Highlights

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$26.89		$29.12	$26.20	$29.62	$29.81	$28.08

Net investment income(a)	0.63		1.28	1.41	1.26	1.45	1.46
Net realized and unrealized gain (loss) on investments	0.47		(2.20)	2.93	(3.42)	(0.17)	1.74

Total from investment operations	1.10		(0.92)	4.34	(2.16)	1.28	3.20

Distributions to shareholders from:
Net investment income	(0.63)		(1.31)	(1.42)	(1.26)	(1.46)	(1.47)
Return of capital	-		-	-	-	(0.01)	-

Total distributions	(0.63)		(1.31)	(1.42)	(1.26)	(1.47)	(1.47)

Net asset value at end of period	$27.36		$26.89	$29.12	$26.20	$29.62	$29.81

Market price at end of period(b)	$27.39		$26.81	$29.13	$26.13	$29.62	$29.70

Net Asset Value Total Return(c)	4.07%		(3.07)%	16.91%	(7.42)%	4.49%	11.79%
Market Price Total Return(c)	4.50%		(3.38)%	17.28%	(7.66)%	4.88%	11.61%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,810,056		$2,675,446	$3,535,387	$3,704,365	$4,970,710	$4,125,597
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.53	%(d)	4.63%	5.03%	4.51%	4.98%	5.06%
Portfolio turnover rate(e)	26%		28%	28%	54%	30%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019	2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$21.58		$22.82	$23.14	$24.14	$24.16	$23.50

Net investment income(a)	0.45		1.18	1.20	1.24	1.34	1.51
Net realized and unrealized gain (loss) on investments	0.59		(1.20)	(0.32)	(1.00)	0.02	0.59

Total from investment operations	1.04		(0.02)	0.88	0.24	1.36	2.10

Distributions to shareholders from:
Net investment income	(0.60)		(1.19)	(1.20)	(1.24)	(1.37)	(1.42)
Return of capital	-		(0.03)	-	-	(0.01)	(0.02)

Total distributions	(0.60)		(1.22)	(1.20)	(1.24)	(1.38)	(1.44)

Net asset value at end of period	$22.02		$21.58	$22.82	$23.14	$24.14	$24.16

Market price at end of period(b)	$22.10		$21.59	$22.81	$23.03	$24.19	$24.23

Net Asset Value Total Return(c)	4.83%		0.02%	3.90%	1.05%	5.76%	9.27%
Market Price Total Return(c)	5.16%		0.15%	4.36%	0.36%	5.66%	10.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$234,555		$196,355	$230,477	$216,400	$222,093	$68,862
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.12	%(d)	5.39%	5.21%	5.25%	5.52%	6.43%
Portfolio turnover rate(e)	31%		54%	57%	42%	38%	53%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended
	April 30,
	2021		Years Ended October 31,
	(Unaudited)		2020	2019		2018	2017	2016
Per Share Operating Performance:
Net asset value at beginning of period	$28.10		$26.96	$25.31		$26.88	$25.08	$25.95

Net investment income(a)	0.15		0.34	0.39		0.43	0.42	0.55
Net realized and unrealized gain (loss) on investments	1.14		1.13	1.65		(1.57)	1.80	(0.86)

Total from investment operations	1.29		1.47	2.04		(1.14)	2.22	(0.31)

Distributions to shareholders from:
Net investment income	(0.16)		(0.34)	(0.23)		(0.43)	(0.23)	-
Net realized gains	(0.03)		-	-		-	-	-
Return of capital	-		-	(0.16)		-	(0.19)	(0.56)

Total distributions	(0.19)		(0.34)	(0.39)		(0.43)	(0.42)	(0.56)

Transaction fees(a)	0.00	(b)	0.01	0.00	(b)	-	0.00 (b)	0.00 (b)

Net asset value at end of period	$29.20		$28.10	$26.96		$25.31	$26.88	$25.08

Market price at end of period(c)	$29.29		$28.15	$26.84		$25.28	$26.89	$25.02

Net Asset Value Total Return(d)	4.59%		5.57%	8.12%		(4.31)%	8.95%	(1.26)%
Market Price Total Return(d)	4.73%		6.24%	7.77%		(4.46)%	9.25%	(1.26)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,370		$118,025	$111,878		$118,969	$159,963	$160,539
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.51	%(f)	0.50%	0.50%	0.50%
Net investment income	1.06	%(e)	1.27%	1.49	%(f)	1.58%	1.62%	2.12%
Portfolio turnover rate(g)	6%		22%	23%		12%	14%	24%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2021

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same

35

securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Global Fixed-Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds rates at, near or below zero. In recent years, the FRB and other foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19

36

pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes or any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover rate and a Fund’s transaction costs.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

LIBOR Risk. Certain Funds may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined . There is no assurance at the composition or characteristics of any alternative reference rate will be similar to or

37

produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

C.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from the settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

38

D.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

F.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such

39

on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Emerging Markets Sovereign Debt ETF	0.50%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%

Further, through at least August 31, 2023, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to the Fund’s investments of otherwise uninvested cash in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). There is no guarantee that the Adviser will extend the waiver of these fees past that date.

40

For the six months ended April 30, 2021, the Adviser waived fees for each Fund in the following amounts:

Emerging Markets Sovereign Debt ETF	$4,293
Global Short Term High Yield Bond ETF	2,423
International Corporate Bond ETF	51

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information .

The following is a summary of the tiered valuation input levels, as of April 30, 2021, for each Fund (except for International Corporate Bond ETF). As of April 30, 2021, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,768,815,251	$-	$2,768,815,251
Money Market Funds	4,634,958	51,722,696	-	56,357,654

Total Investments	$4,634,958	$2,820,537,947	$-	$2,825,172,905

Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$222,499,956	$254,787	$222,754,743
Common Stocks & Other Equity Interests	277,911	-	21,038	298,949
Variable Rate Senior Loan Interests	-	-	50,142	50,142

41

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$-	$-	$0	$0
Money Market Funds	6,087,722	19,453,353	-	25,541,075

Total Investments in Securities	6,365,633	241,953,309	325,967	248,644,909

Other Investments - Assets
Investments Matured	-	1,586,716	238,739	1,825,455

Total Investments	$6,365,633	$243,540,025	$564,706	$250,470,364

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following table presents available capital loss carryforwards for each Fund as of October 31, 2020:

	No expiration
	Short-Term	Long-Term	Total
Emerging Markets Sovereign Debt ETF	$193,316,142	$338,796,690	$532,112,832
Global Short Term High Yield Bond ETF	2,236,370	9,961,628	12,197,998
International Corporate Bond ETF	-	-	-

NOTE 6–Investment Transactions

For the six months ended April 30, 2021, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt ETF	$751,050,184	$726,954,303
Global Short Term High Yield Bond ETF	67,078,174	61,811,924
International Corporate Bond ETF	10,838,747	7,280,778

For the six months ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:
	Cost of Securities Received	Value of Securities Delivered
Emerging Markets Sovereign Debt ETF	$684,865,089	$616,784,206
Global Short Term High Yield Bond ETF	25,622,336	-
International Corporate Bond ETF	8,630,886	37,628,771

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2021, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Emerging Markets Sovereign Debt ETF	$47,769,298	$(77,833,606)	$(30,064,308)	$2,855,237,213
Global Short Term High Yield Bond ETF	3,084,416	(12,323,629)	(9,239,213)	259,709,577
International Corporate Bond ETF	7,553,918	(424,037)	7,129,881	89,243,910

42

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

43

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, if any, and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2020 through April 30, 2021.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

ı			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2020	April 30, 2021	Six-Month Period	Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$1,040.70	0.50%	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	1,048.30	0.35	1.78
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	1,045.90	0.50	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2021. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

44

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 15, 2021, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 71 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco S&P 500® Enhanced Value ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® High Beta ETF
Invesco China Technology ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500® Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P International Developed High Dividend Low
Invesco FTSE RAFI Emerging Markets ETF	Volatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Quality ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco Global Water ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International BuyBack AchieversTM ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Health Care ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Industrials ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Information Technology ETF
Invesco Preferred ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Materials ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM MSCI USA ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Senior Loan ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Taxable Municipal Bond ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Treasury Collateral ETF
Invesco Russell 1000 Equal Weight ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Low Beta Equal Weight ETF	Invesco VRDO Tax-Free ETF

Also at the April 15, 2021 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of

45

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2020, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds businesses of Guggenheim Capital LLC on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the ten-year period for Invesco VRDO Tax-Free ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s level of correlation to its underlying index, as well as the Adviser’s expectations for the Fund’s correlation going forward. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04%: Invesco PureBetaSM MSCI USA ETF

●	0.05%: Invesco PureBetaSM US Aggregate Bond ETF

●	0.06%: Invesco PureBetaSM MSCI USA Small Cap ETF

●	0.07%: Invesco PureBetaSM 0-5 Yr US TIPS ETF, Invesco PureBetaSM FTSE Developed ex-North America ETF

●	0.08%: Invesco Treasury Collateral ETF

●	0.10%: Invesco S&P 500 Minimum Variance ETF

●	0.13%: Invesco S&P 500 Enhanced Value ETF, Invesco S&P 500 Momentum ETF

●	0.14%: Invesco PureBetaSM FTSE Emerging Markets ETF

●	0.20%: Invesco Russell 1000 Equal Weight ETF

●	0.22%: Invesco Fundamental Investment Grade Corporate Bond ETF

46

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●

0.25%: Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF, Invesco VRDO Tax-Free ETF

●	0.28%: Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Taxable Municipal Bond ETF

●

0.29%: Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF, Invesco S&P SmallCap Utilities & Communication Services ETF

●	0.30%: Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P International Developed High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF

●

0.35%: Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF, Invesco Russell 1000 Low Beta Equal Weight ETF

●	0.39%: Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF

●	0.45%: Invesco FTSE International Low Beta Equal Weight ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF

●	0.49%: Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF

●

0.50%: Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF, Invesco Variable Rate Preferred ETF

●	0.55%: Invesco International BuyBack Achievers™ ETF

●	0.60%: Invesco DWA SmallCap Momentum ETF

●	0.65%: Invesco Senior Loan ETF

●	0.70%: Invesco China Technology ETF

●	0.75%: Invesco Global Clean Energy ETF, Invesco Global Water ETF

●	0.80%: Invesco DWA Developed Markets Momentum ETF

●	0.90%: Invesco DWA Emerging Markets Momentum ETF

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X

47

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		N/A	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaSM MSCI USA ETF	X	X	X
Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaSM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X		X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X	N/A	X
Invesco S&P International Developed Quality ETF	X	N/A	X
Invesco S&P MidCap 400 Revenue ETF			X

48

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco S&P MidCap Low Volatility ETF	X		X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF	X		X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X		X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	X	X	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Global Clean Energy ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

49

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees and advisory fees for money market cash management vehicles. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 15, 2021. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 12 and April 15, 2021 Board meetings, and Invesco Advisers, Inc., in connection with the April 15, 2021 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

50

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund on the excess cash invested under such arrangement in amounts equal to fees received by Invesco Advisers, Inc. on the Funds’ and other Invesco ETFs’ excess cash invested in the money market funds. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

51

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2021 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: July 8, 2021

By:	/s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: July 8, 2021